UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 8 of its series: Allspring Core Plus Bond Fund, Allspring Government Securities Fund, Allspring High Yield Bond Fund, Allspring Managed Account CoreBuilder® Shares—Series CP, Allspring Short Duration Government Bond Fund, Allspring Short-Term Bond Plus Fund, Allspring Short-Term High Income Bond Fund, and Allspring Ultra Short-Term Income Fund.

Date of reporting period: August 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2025

Institutional Class

WIPIX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000
9/30/2015	$10,023	$10,068
10/31/2015	$10,095	$10,069
11/30/2015	$10,051	$10,043
12/31/2015	$9,991	$10,010
1/31/2016	$10,052	$10,148
2/29/2016	$10,106	$10,220
3/31/2016	$10,323	$10,314
4/30/2016	$10,444	$10,353
5/31/2016	$10,439	$10,356
6/30/2016	$10,618	$10,542
7/31/2016	$10,767	$10,609
8/31/2016	$10,805	$10,597
9/30/2016	$10,815	$10,590
10/31/2016	$10,760	$10,509
11/30/2016	$10,508	$10,261
12/31/2016	$10,587	$10,275
1/31/2017	$10,654	$10,295
2/28/2017	$10,751	$10,365
3/31/2017	$10,762	$10,359
4/30/2017	$10,861	$10,439
5/31/2017	$10,963	$10,519
6/30/2017	$10,995	$10,509
7/31/2017	$11,053	$10,554
8/31/2017	$11,140	$10,649
9/30/2017	$11,110	$10,598
10/31/2017	$11,132	$10,604
11/30/2017	$11,134	$10,591
12/31/2017	$11,186	$10,639
1/31/2018	$11,110	$10,517
2/28/2018	$11,009	$10,417
3/31/2018	$11,076	$10,484
4/30/2018	$10,999	$10,406
5/31/2018	$11,027	$10,480
6/30/2018	$11,014	$10,467
7/31/2018	$11,060	$10,470
8/31/2018	$11,083	$10,537
9/30/2018	$11,050	$10,469
10/31/2018	$10,953	$10,386
11/30/2018	$10,999	$10,448
12/31/2018	$11,165	$10,640
1/31/2019	$11,349	$10,753
2/28/2019	$11,355	$10,747
3/31/2019	$11,561	$10,954
4/30/2019	$11,580	$10,956
5/31/2019	$11,749	$11,151
6/30/2019	$11,905	$11,291
7/31/2019	$11,951	$11,316
8/31/2019	$12,211	$11,609
9/30/2019	$12,151	$11,547
10/31/2019	$12,186	$11,582
11/30/2019	$12,193	$11,576
12/31/2019	$12,220	$11,568
1/31/2020	$12,448	$11,791
2/29/2020	$12,586	$12,003
3/31/2020	$12,150	$11,932
4/30/2020	$12,525	$12,144
5/31/2020	$12,792	$12,201
6/30/2020	$12,984	$12,278
7/31/2020	$13,317	$12,461
8/31/2020	$13,316	$12,360
9/30/2020	$13,277	$12,354
10/31/2020	$13,232	$12,298
11/30/2020	$13,538	$12,419
12/31/2020	$13,642	$12,436
1/31/2021	$13,579	$12,347
2/28/2021	$13,440	$12,169
3/31/2021	$13,321	$12,017
4/30/2021	$13,454	$12,112
5/31/2021	$13,508	$12,151
6/30/2021	$13,640	$12,237
7/31/2021	$13,755	$12,374
8/31/2021	$13,747	$12,350
9/30/2021	$13,641	$12,243
10/31/2021	$13,648	$12,240
11/30/2021	$13,675	$12,276
12/31/2021	$13,666	$12,245
1/31/2022	$13,407	$11,981
2/28/2022	$13,220	$11,847
3/31/2022	$12,905	$11,518
4/30/2022	$12,390	$11,081
5/31/2022	$12,397	$11,152
6/30/2022	$12,095	$10,977
7/31/2022	$12,392	$11,246
8/31/2022	$12,108	$10,928
9/30/2022	$11,589	$10,456
10/31/2022	$11,415	$10,320
11/30/2022	$11,837	$10,700
12/31/2022	$11,795	$10,651
1/31/2023	$12,237	$10,979
2/28/2023	$11,941	$10,695
3/31/2023	$12,199	$10,967
4/30/2023	$12,269	$11,033
5/31/2023	$12,147	$10,913
6/30/2023	$12,114	$10,874
7/31/2023	$12,139	$10,867
8/31/2023	$12,069	$10,797
9/30/2023	$11,758	$10,523
10/31/2023	$11,557	$10,357
11/30/2023	$12,110	$10,826
12/31/2023	$12,597	$11,240
1/31/2024	$12,605	$11,210
2/29/2024	$12,438	$11,051
3/31/2024	$12,558	$11,153
4/30/2024	$12,253	$10,871
5/31/2024	$12,482	$11,056
6/30/2024	$12,590	$11,160
7/31/2024	$12,883	$11,421
8/31/2024	$13,093	$11,585
9/30/2024	$13,275	$11,740
10/31/2024	$12,946	$11,449
11/30/2024	$13,101	$11,570
12/31/2024	$12,894	$11,381
1/31/2025	$12,989	$11,441
2/28/2025	$13,263	$11,693
3/31/2025	$13,230	$11,697
4/30/2025	$13,234	$11,743
5/31/2025	$13,176	$11,659
6/30/2025	$13,404	$11,839
7/31/2025	$13,378	$11,807
8/31/2025	$13,553	$11,949

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.61	0.35	3.09
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$9,979,528,604
# of portfolio holdings	896
Portfolio turnover rate	173%
Total advisory fees paid	$23,142,457

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3165 08-25

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2025

Class R6

STYJX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$31	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000
9/30/2015	$10,023	$10,068
10/31/2015	$10,095	$10,069
11/30/2015	$10,051	$10,043
12/31/2015	$9,991	$10,010
1/31/2016	$10,052	$10,148
2/29/2016	$10,106	$10,220
3/31/2016	$10,323	$10,314
4/30/2016	$10,444	$10,353
5/31/2016	$10,439	$10,356
6/30/2016	$10,618	$10,542
7/31/2016	$10,767	$10,609
8/31/2016	$10,805	$10,597
9/30/2016	$10,815	$10,590
10/31/2016	$10,760	$10,509
11/30/2016	$10,509	$10,261
12/31/2016	$10,588	$10,275
1/31/2017	$10,656	$10,295
2/28/2017	$10,753	$10,365
3/31/2017	$10,772	$10,359
4/30/2017	$10,871	$10,439
5/31/2017	$10,972	$10,519
6/30/2017	$10,996	$10,509
7/31/2017	$11,063	$10,554
8/31/2017	$11,151	$10,649
9/30/2017	$11,121	$10,598
10/31/2017	$11,144	$10,604
11/30/2017	$11,138	$10,591
12/31/2017	$11,200	$10,639
1/31/2018	$11,123	$10,517
2/28/2018	$11,014	$10,417
3/31/2018	$11,090	$10,484
4/30/2018	$11,005	$10,406
5/31/2018	$11,042	$10,480
6/30/2018	$11,029	$10,467
7/31/2018	$11,076	$10,470
8/31/2018	$11,100	$10,537
9/30/2018	$11,058	$10,469
10/31/2018	$10,971	$10,386
11/30/2018	$11,008	$10,448
12/31/2018	$11,184	$10,640
1/31/2019	$11,359	$10,753
2/28/2019	$11,375	$10,747
3/31/2019	$11,572	$10,954
4/30/2019	$11,601	$10,956
5/31/2019	$11,761	$11,151
6/30/2019	$11,927	$11,291
7/31/2019	$11,964	$11,316
8/31/2019	$12,225	$11,609
9/30/2019	$12,166	$11,547
10/31/2019	$12,201	$11,582
11/30/2019	$12,209	$11,576
12/31/2019	$12,246	$11,568
1/31/2020	$12,475	$11,791
2/29/2020	$12,604	$12,003
3/31/2020	$12,168	$11,932
4/30/2020	$12,544	$12,144
5/31/2020	$12,821	$12,201
6/30/2020	$13,004	$12,278
7/31/2020	$13,349	$12,461
8/31/2020	$13,338	$12,360
9/30/2020	$13,309	$12,354
10/31/2020	$13,255	$12,298
11/30/2020	$13,562	$12,419
12/31/2020	$13,676	$12,436
1/31/2021	$13,614	$12,347
2/28/2021	$13,476	$12,169
3/31/2021	$13,346	$12,017
4/30/2021	$13,490	$12,112
5/31/2021	$13,535	$12,151
6/30/2021	$13,678	$12,237
7/31/2021	$13,794	$12,374
8/31/2021	$13,787	$12,350
9/30/2021	$13,671	$12,243
10/31/2021	$13,688	$12,240
11/30/2021	$13,716	$12,276
12/31/2021	$13,708	$12,245
1/31/2022	$13,438	$11,981
2/28/2022	$13,261	$11,847
3/31/2022	$12,936	$11,518
4/30/2022	$12,431	$11,081
5/31/2022	$12,438	$11,152
6/30/2022	$12,136	$10,977
7/31/2022	$12,424	$11,246
8/31/2022	$12,140	$10,928
9/30/2022	$11,620	$10,456
10/31/2022	$11,456	$10,320
11/30/2022	$11,880	$10,700
12/31/2022	$11,828	$10,651
1/31/2023	$12,282	$10,979
2/28/2023	$11,985	$10,695
3/31/2023	$12,234	$10,967
4/30/2023	$12,316	$11,033
5/31/2023	$12,194	$10,913
6/30/2023	$12,161	$10,874
7/31/2023	$12,187	$10,867
8/31/2023	$12,107	$10,797
9/30/2023	$11,806	$10,523
10/31/2023	$11,605	$10,357
11/30/2023	$12,160	$10,826
12/31/2023	$12,649	$11,240
1/31/2024	$12,646	$11,210
2/29/2024	$12,480	$11,051
3/31/2024	$12,612	$11,153
4/30/2024	$12,306	$10,871
5/31/2024	$12,525	$11,056
6/30/2024	$12,645	$11,160
7/31/2024	$12,928	$11,421
8/31/2024	$13,139	$11,585
9/30/2024	$13,323	$11,740
10/31/2024	$13,004	$11,449
11/30/2024	$13,149	$11,570
12/31/2024	$12,953	$11,381
1/31/2025	$13,038	$11,441
2/28/2025	$13,313	$11,693
3/31/2025	$13,281	$11,697
4/30/2025	$13,297	$11,743
5/31/2025	$13,240	$11,659
6/30/2025	$13,457	$11,839
7/31/2025	$13,444	$11,807
8/31/2025	$13,620	$11,949

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.66	0.42	3.14
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2016 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$9,979,528,604
# of portfolio holdings	896
Portfolio turnover rate	173%
Total advisory fees paid	$23,142,457

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4689 08-25

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2025

Class C

WFIPX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$144	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000
9/30/2015	$10,016	$10,068
10/31/2015	$10,071	$10,069
11/30/2015	$10,027	$10,043
12/31/2015	$9,953	$10,010
1/31/2016	$10,012	$10,148
2/29/2016	$10,057	$10,220
3/31/2016	$10,257	$10,314
4/30/2016	$10,369	$10,353
5/31/2016	$10,354	$10,356
6/30/2016	$10,532	$10,542
7/31/2016	$10,663	$10,609
8/31/2016	$10,699	$10,597
9/30/2016	$10,692	$10,590
10/31/2016	$10,628	$10,509
11/30/2016	$10,370	$10,261
12/31/2016	$10,441	$10,275
1/31/2017	$10,503	$10,295
2/28/2017	$10,589	$10,365
3/31/2017	$10,591	$10,359
4/30/2017	$10,678	$10,439
5/31/2017	$10,769	$10,519
6/30/2017	$10,781	$10,509
7/31/2017	$10,833	$10,554
8/31/2017	$10,905	$10,649
9/30/2017	$10,875	$10,598
10/31/2017	$10,879	$10,604
11/30/2017	$10,870	$10,591
12/31/2017	$10,916	$10,639
1/31/2018	$10,836	$10,517
2/28/2018	$10,721	$10,417
3/31/2018	$10,777	$10,484
4/30/2018	$10,691	$10,406
5/31/2018	$10,709	$10,480
6/30/2018	$10,686	$10,467
7/31/2018	$10,730	$10,470
8/31/2018	$10,741	$10,537
9/30/2018	$10,692	$10,469
10/31/2018	$10,597	$10,386
11/30/2018	$10,622	$10,448
12/31/2018	$10,778	$10,640
1/31/2019	$10,942	$10,753
2/28/2019	$10,946	$10,747
3/31/2019	$11,125	$10,954
4/30/2019	$11,143	$10,956
5/31/2019	$11,287	$11,151
6/30/2019	$11,435	$11,291
7/31/2019	$11,460	$11,316
8/31/2019	$11,699	$11,609
9/30/2019	$11,632	$11,547
10/31/2019	$11,654	$11,582
11/30/2019	$11,652	$11,576
12/31/2019	$11,671	$11,568
1/31/2020	$11,873	$11,791
2/29/2020	$11,997	$12,003
3/31/2020	$11,570	$11,932
4/30/2020	$11,917	$12,144
5/31/2020	$12,162	$12,201
6/30/2020	$12,324	$12,278
7/31/2020	$12,638	$12,461
8/31/2020	$12,617	$12,360
9/30/2020	$12,579	$12,354
10/31/2020	$12,515	$12,298
11/30/2020	$12,795	$12,419
12/31/2020	$12,883	$12,436
1/31/2021	$12,820	$12,347
2/28/2021	$12,679	$12,169
3/31/2021	$12,545	$12,017
4/30/2021	$12,668	$12,112
5/31/2021	$12,699	$12,151
6/30/2021	$12,813	$12,237
7/31/2021	$12,918	$12,374
8/31/2021	$12,900	$12,350
9/30/2021	$12,779	$12,243
10/31/2021	$12,783	$12,240
11/30/2021	$12,788	$12,276
12/31/2021	$12,771	$12,245
1/31/2022	$12,514	$11,981
2/28/2022	$12,338	$11,847
3/31/2022	$12,023	$11,518
4/30/2022	$11,542	$11,081
5/31/2022	$11,537	$11,152
6/30/2022	$11,244	$10,977
7/31/2022	$11,507	$11,246
8/31/2022	$11,236	$10,928
9/30/2022	$10,744	$10,456
10/31/2022	$10,578	$10,320
11/30/2022	$10,950	$10,700
12/31/2022	$10,896	$10,651
1/31/2023	$11,299	$10,979
2/28/2023	$11,017	$10,695
3/31/2023	$11,243	$10,967
4/30/2023	$11,299	$11,033
5/31/2023	$11,177	$10,913
6/30/2023	$11,146	$10,874
7/31/2023	$11,149	$10,867
8/31/2023	$11,075	$10,797
9/30/2023	$10,786	$10,523
10/31/2023	$10,598	$10,357
11/30/2023	$11,104	$10,826
12/31/2023	$11,545	$11,240
1/31/2024	$11,541	$11,210
2/29/2024	$11,386	$11,051
3/31/2024	$11,503	$11,153
4/30/2024	$11,220	$10,871
5/31/2024	$11,416	$11,056
6/30/2024	$11,523	$11,160
7/31/2024	$11,778	$11,421
8/31/2024	$11,966	$11,585
9/30/2024	$12,130	$11,740
10/31/2024	$11,836	$11,449
11/30/2024	$11,964	$11,570
12/31/2024	$11,782	$11,381
1/31/2025	$11,854	$11,441
2/28/2025	$12,102	$11,693
3/31/2025	$12,069	$11,697
4/30/2025	$12,081	$11,743
5/31/2025	$12,024	$11,659
6/30/2025	$12,230	$11,839
7/31/2025	$12,203	$11,807
8/31/2025	$12,359	$11,949

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.51	(0.71)	2.14
Class C with Load	1.51	(0.71)	2.14
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$9,979,528,604
# of portfolio holdings	896
Portfolio turnover rate	173%
Total advisory fees paid	$23,142,457

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0559 08-25

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2025

Class A

STYAX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$66	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,552	$10,000
9/30/2015	$9,572	$10,068
10/31/2015	$9,639	$10,069
11/30/2015	$9,594	$10,043
12/31/2015	$9,528	$10,010
1/31/2016	$9,591	$10,148
2/29/2016	$9,640	$10,220
3/31/2016	$9,846	$10,314
4/30/2016	$9,951	$10,353
5/31/2016	$9,951	$10,356
6/30/2016	$10,120	$10,542
7/31/2016	$10,253	$10,609
8/31/2016	$10,294	$10,597
9/30/2016	$10,302	$10,590
10/31/2016	$10,247	$10,509
11/30/2016	$9,997	$10,261
12/31/2016	$10,075	$10,275
1/31/2017	$10,138	$10,295
2/28/2017	$10,228	$10,365
3/31/2017	$10,236	$10,359
4/30/2017	$10,327	$10,439
5/31/2017	$10,421	$10,519
6/30/2017	$10,448	$10,509
7/31/2017	$10,500	$10,554
8/31/2017	$10,581	$10,649
9/30/2017	$10,550	$10,598
10/31/2017	$10,568	$10,604
11/30/2017	$10,567	$10,591
12/31/2017	$10,612	$10,639
1/31/2018	$10,538	$10,517
2/28/2018	$10,432	$10,417
3/31/2018	$10,501	$10,484
4/30/2018	$10,416	$10,406
5/31/2018	$10,449	$10,480
6/30/2018	$10,433	$10,467
7/31/2018	$10,474	$10,470
8/31/2018	$10,492	$10,537
9/30/2018	$10,459	$10,469
10/31/2018	$10,364	$10,386
11/30/2018	$10,404	$10,448
12/31/2018	$10,557	$10,640
1/31/2019	$10,730	$10,753
2/28/2019	$10,733	$10,747
3/31/2019	$10,916	$10,954
4/30/2019	$10,940	$10,956
5/31/2019	$11,097	$11,151
6/30/2019	$11,241	$11,291
7/31/2019	$11,272	$11,316
8/31/2019	$11,514	$11,609
9/30/2019	$11,455	$11,547
10/31/2019	$11,485	$11,582
11/30/2019	$11,489	$11,576
12/31/2019	$11,519	$11,568
1/31/2020	$11,732	$11,791
2/29/2020	$11,851	$12,003
3/31/2020	$11,436	$11,932
4/30/2020	$11,787	$12,144
5/31/2020	$12,044	$12,201
6/30/2020	$12,212	$12,278
7/31/2020	$12,532	$12,461
8/31/2020	$12,518	$12,360
9/30/2020	$12,487	$12,354
10/31/2020	$12,432	$12,298
11/30/2020	$12,718	$12,419
12/31/2020	$12,821	$12,436
1/31/2021	$12,758	$12,347
2/28/2021	$12,625	$12,169
3/31/2021	$12,500	$12,017
4/30/2021	$12,631	$12,112
5/31/2021	$12,669	$12,151
6/30/2021	$12,799	$12,237
7/31/2021	$12,903	$12,374
8/31/2021	$12,893	$12,350
9/30/2021	$12,780	$12,243
10/31/2021	$12,793	$12,240
11/30/2021	$12,815	$12,276
12/31/2021	$12,801	$12,245
1/31/2022	$12,547	$11,981
2/28/2022	$12,378	$11,847
3/31/2022	$12,079	$11,518
4/30/2022	$11,594	$11,081
5/31/2022	$11,597	$11,152
6/30/2022	$11,311	$10,977
7/31/2022	$11,587	$11,246
8/31/2022	$11,318	$10,928
9/30/2022	$10,829	$10,456
10/31/2022	$10,663	$10,320
11/30/2022	$11,056	$10,700
12/31/2022	$11,011	$10,651
1/31/2023	$11,422	$10,979
2/28/2023	$11,143	$10,695
3/31/2023	$11,370	$10,967
4/30/2023	$11,443	$11,033
5/31/2023	$11,327	$10,913
6/30/2023	$11,292	$10,874
7/31/2023	$11,313	$10,867
8/31/2023	$11,245	$10,797
9/30/2023	$10,951	$10,523
10/31/2023	$10,761	$10,357
11/30/2023	$11,274	$10,826
12/31/2023	$11,722	$11,240
1/31/2024	$11,718	$11,210
2/29/2024	$11,560	$11,051
3/31/2024	$11,679	$11,153
4/30/2024	$11,392	$10,871
5/31/2024	$11,591	$11,056
6/30/2024	$11,700	$11,160
7/31/2024	$11,958	$11,421
8/31/2024	$12,150	$11,585
9/30/2024	$12,316	$11,740
10/31/2024	$12,017	$11,449
11/30/2024	$12,147	$11,570
12/31/2024	$11,962	$11,381
1/31/2025	$12,036	$11,441
2/28/2025	$12,288	$11,693
3/31/2025	$12,254	$11,697
4/30/2025	$12,266	$11,743
5/31/2025	$12,209	$11,659
6/30/2025	$12,418	$11,839
7/31/2025	$12,390	$11,807
8/31/2025	$12,548	$11,949

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.28	0.05	2.77
Class A with Load	(1.38)	(0.87)	2.30
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$9,979,528,604
# of portfolio holdings	896
Portfolio turnover rate	173%
Total advisory fees paid	$23,142,457

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0059 08-25

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2025

Administrator Class

WIPDX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

The portfolio duration was neutral early in the period before being extended from March 2025 on. The portfolio was positioned higher in quality, and credit exposure was reduced as valuations became more extreme. Non-benchmark exposure was reduced through the period.

The top contributors to the Fund’s performance were sector allocation (including exposures in U.S. and European high yield bonds, European investment-grade bonds, emerging market debt, and non-U.S. developed market government bonds), credit-quality allocation, and security selection. Duration and curve positioning also contributed.

The main detractor from performance was allocations to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000
9/30/2015	$10,022	$10,068
10/31/2015	$10,093	$10,069
11/30/2015	$10,048	$10,043
12/31/2015	$9,987	$10,010
1/31/2016	$10,046	$10,148
2/29/2016	$10,099	$10,220
3/31/2016	$10,316	$10,314
4/30/2016	$10,427	$10,353
5/31/2016	$10,428	$10,356
6/30/2016	$10,607	$10,542
7/31/2016	$10,747	$10,609
8/31/2016	$10,792	$10,597
9/30/2016	$10,801	$10,590
10/31/2016	$10,744	$10,509
11/30/2016	$10,490	$10,261
12/31/2016	$10,565	$10,275
1/31/2017	$10,632	$10,295
2/28/2017	$10,727	$10,365
3/31/2017	$10,737	$10,359
4/30/2017	$10,833	$10,439
5/31/2017	$10,933	$10,519
6/30/2017	$10,963	$10,509
7/31/2017	$11,019	$10,554
8/31/2017	$11,104	$10,649
9/30/2017	$11,072	$10,598
10/31/2017	$11,092	$10,604
11/30/2017	$11,092	$10,591
12/31/2017	$11,141	$10,639
1/31/2018	$11,063	$10,517
2/28/2018	$10,953	$10,417
3/31/2018	$11,026	$10,484
4/30/2018	$10,938	$10,406
5/31/2018	$10,973	$10,480
6/30/2018	$10,958	$10,467
7/31/2018	$11,002	$10,470
8/31/2018	$11,022	$10,537
9/30/2018	$10,988	$10,469
10/31/2018	$10,889	$10,386
11/30/2018	$10,932	$10,448
12/31/2018	$11,095	$10,640
1/31/2019	$11,277	$10,753
2/28/2019	$11,281	$10,747
3/31/2019	$11,474	$10,954
4/30/2019	$11,501	$10,956
5/31/2019	$11,658	$11,151
6/30/2019	$11,820	$11,291
7/31/2019	$11,855	$11,316
8/31/2019	$12,111	$11,609
9/30/2019	$12,050	$11,547
10/31/2019	$12,082	$11,582
11/30/2019	$12,088	$11,576
12/31/2019	$12,120	$11,568
1/31/2020	$12,336	$11,791
2/29/2020	$12,471	$12,003
3/31/2020	$12,036	$11,932
4/30/2020	$12,406	$12,144
5/31/2020	$12,670	$12,201
6/30/2020	$12,857	$12,278
7/31/2020	$13,186	$12,461
8/31/2020	$13,182	$12,360
9/30/2020	$13,141	$12,354
10/31/2020	$13,094	$12,298
11/30/2020	$13,396	$12,419
12/31/2020	$13,497	$12,436
1/31/2021	$13,432	$12,347
2/28/2021	$13,292	$12,169
3/31/2021	$13,171	$12,017
4/30/2021	$13,301	$12,112
5/31/2021	$13,352	$12,151
6/30/2021	$13,482	$12,237
7/31/2021	$13,593	$12,374
8/31/2021	$13,583	$12,350
9/30/2021	$13,475	$12,243
10/31/2021	$13,479	$12,240
11/30/2021	$13,504	$12,276
12/31/2021	$13,491	$12,245
1/31/2022	$13,233	$11,981
2/28/2022	$13,045	$11,847
3/31/2022	$12,731	$11,518
4/30/2022	$12,229	$11,081
5/31/2022	$12,233	$11,152
6/30/2022	$11,931	$10,977
7/31/2022	$12,213	$11,246
8/31/2022	$11,929	$10,928
9/30/2022	$11,414	$10,456
10/31/2022	$11,249	$10,320
11/30/2022	$11,665	$10,700
12/31/2022	$11,608	$10,651
1/31/2023	$12,053	$10,979
2/28/2023	$11,758	$10,695
3/31/2023	$11,999	$10,967
4/30/2023	$12,077	$11,033
5/31/2023	$11,954	$10,913
6/30/2023	$11,918	$10,874
7/31/2023	$11,941	$10,867
8/31/2023	$11,869	$10,797
9/30/2023	$11,559	$10,523
10/31/2023	$11,359	$10,357
11/30/2023	$11,900	$10,826
12/31/2023	$12,375	$11,240
1/31/2024	$12,371	$11,210
2/29/2024	$12,215	$11,051
3/31/2024	$12,330	$11,153
4/30/2024	$12,027	$10,871
5/31/2024	$12,249	$11,056
6/30/2024	$12,353	$11,160
7/31/2024	$12,636	$11,421
8/31/2024	$12,828	$11,585
9/30/2024	$13,004	$11,740
10/31/2024	$12,689	$11,449
11/30/2024	$12,827	$11,570
12/31/2024	$12,632	$11,381
1/31/2025	$12,711	$11,441
2/28/2025	$12,977	$11,693
3/31/2025	$12,942	$11,697
4/30/2025	$12,955	$11,743
5/31/2025	$12,895	$11,659
6/30/2025	$13,117	$11,839
7/31/2025	$13,088	$11,807
8/31/2025	$13,256	$11,949

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	3.34	0.11	2.86
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$9,979,528,604
# of portfolio holdings	896
Portfolio turnover rate	173%
Total advisory fees paid	$23,142,457

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.6
Corporate bonds and notes	19.1
U.S. Treasury securities	13.1
Yankee corporate bonds and notes	9.7
Asset-backed securities	9.5
Non-agency mortgage-backed securities	5.8
Foreign government bonds	4.5
Foreign corporate bonds and notes	3.5
Yankee government bonds	0.9
Investment companies	0.2
Loans	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 6.00%, 5‑1‑2055	1.8
U.S. Treasury Notes, 4.00%, 5‑31‑2030	1.8
GNMA, 5.00%, 11‑20‑2054	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2032	1.3
U.S. Treasury Notes, 4.25%, 5‑15‑2035	1.2
French Republic, 2.70%, 2‑25‑2031	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 6.50%, 9‑15‑2054	1.0
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.0
FNMA, 2.00%, 10‑1‑2051	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3767 08-25

Annual Shareholder Report

Government Securities Fund

August 31, 2025

Institutional Class

SGVIX

This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$49	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

Top contributors to the Fund’s performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$10,073	$10,075	$10,085	$10,068
10/31/2015	$10,056	$10,058	$10,050	$10,069
11/30/2015	$10,021	$10,029	$10,010	$10,043
12/31/2015	$9,998	$10,016	$9,993	$10,010
1/31/2016	$10,170	$10,189	$10,201	$10,148
2/29/2016	$10,234	$10,256	$10,288	$10,220
3/31/2016	$10,261	$10,281	$10,305	$10,314
4/30/2016	$10,264	$10,283	$10,295	$10,353
5/31/2016	$10,269	$10,289	$10,295	$10,356
6/30/2016	$10,435	$10,452	$10,515	$10,542
7/31/2016	$10,475	$10,486	$10,556	$10,609
8/31/2016	$10,442	$10,459	$10,501	$10,597
9/30/2016	$10,455	$10,464	$10,489	$10,590
10/31/2016	$10,377	$10,388	$10,377	$10,509
11/30/2016	$10,135	$10,159	$10,109	$10,261
12/31/2016	$10,137	$10,152	$10,098	$10,275
1/31/2017	$10,152	$10,165	$10,121	$10,295
2/28/2017	$10,206	$10,214	$10,170	$10,365
3/31/2017	$10,194	$10,213	$10,167	$10,359
4/30/2017	$10,267	$10,281	$10,236	$10,439
5/31/2017	$10,322	$10,347	$10,302	$10,519
6/30/2017	$10,309	$10,320	$10,286	$10,509
7/31/2017	$10,342	$10,351	$10,303	$10,554
8/31/2017	$10,426	$10,446	$10,413	$10,649
9/30/2017	$10,369	$10,385	$10,325	$10,598
10/31/2017	$10,368	$10,378	$10,313	$10,604
11/30/2017	$10,357	$10,363	$10,299	$10,591
12/31/2017	$10,394	$10,395	$10,330	$10,639
1/31/2018	$10,271	$10,265	$10,193	$10,517
2/28/2018	$10,202	$10,193	$10,118	$10,417
3/31/2018	$10,279	$10,274	$10,211	$10,484
4/30/2018	$10,202	$10,205	$10,130	$10,406
5/31/2018	$10,271	$10,287	$10,219	$10,480
6/30/2018	$10,281	$10,289	$10,221	$10,467
7/31/2018	$10,262	$10,261	$10,180	$10,470
8/31/2018	$10,323	$10,333	$10,257	$10,537
9/30/2018	$10,247	$10,253	$10,163	$10,469
10/31/2018	$10,202	$10,199	$10,116	$10,386
11/30/2018	$10,283	$10,288	$10,204	$10,448
12/31/2018	$10,478	$10,492	$10,421	$10,640
1/31/2019	$10,531	$10,556	$10,470	$10,753
2/28/2019	$10,525	$10,538	$10,443	$10,747
3/31/2019	$10,706	$10,718	$10,640	$10,954
4/30/2019	$10,682	$10,700	$10,612	$10,956
5/31/2019	$10,874	$10,903	$10,859	$11,151
6/30/2019	$10,966	$10,995	$10,958	$11,291
7/31/2019	$10,987	$11,005	$10,946	$11,316
8/31/2019	$11,248	$11,266	$11,314	$11,609
9/30/2019	$11,196	$11,211	$11,219	$11,547
10/31/2019	$11,208	$11,232	$11,228	$11,582
11/30/2019	$11,190	$11,215	$11,195	$11,576
12/31/2019	$11,152	$11,191	$11,133	$11,568
1/31/2020	$11,365	$11,386	$11,402	$11,791
2/29/2020	$11,578	$11,613	$11,701	$12,003
3/31/2020	$11,690	$11,841	$12,032	$11,932
4/30/2020	$11,791	$11,918	$12,108	$12,144
5/31/2020	$11,798	$11,912	$12,079	$12,201
6/30/2020	$11,824	$11,922	$12,091	$12,278
7/31/2020	$11,911	$12,011	$12,226	$12,461
8/31/2020	$11,856	$11,940	$12,096	$12,360
9/30/2020	$11,872	$11,946	$12,113	$12,354
10/31/2020	$11,815	$11,880	$12,002	$12,298
11/30/2020	$11,871	$11,910	$12,043	$12,419
12/31/2020	$11,906	$11,908	$12,017	$12,436
1/31/2021	$11,879	$11,849	$11,906	$12,347
2/28/2021	$11,771	$11,694	$11,695	$12,169
3/31/2021	$11,653	$11,566	$11,519	$12,017
4/30/2021	$11,739	$11,643	$11,604	$12,112
5/31/2021	$11,733	$11,661	$11,644	$12,151
6/30/2021	$11,769	$11,701	$11,716	$12,237
7/31/2021	$11,877	$11,822	$11,873	$12,374
8/31/2021	$11,851	$11,802	$11,852	$12,350
9/30/2021	$11,772	$11,710	$11,726	$12,243
10/31/2021	$11,764	$11,695	$11,716	$12,240
11/30/2021	$11,798	$11,740	$11,804	$12,276
12/31/2021	$11,738	$11,701	$11,744	$12,245
1/31/2022	$11,555	$11,501	$11,524	$11,981
2/28/2022	$11,454	$11,410	$11,448	$11,847
3/31/2022	$11,114	$11,081	$11,094	$11,518
4/30/2022	$10,743	$10,726	$10,756	$11,081
5/31/2022	$10,801	$10,785	$10,777	$11,152
6/30/2022	$10,661	$10,660	$10,683	$10,977
7/31/2022	$10,877	$10,896	$10,851	$11,246
8/31/2022	$10,591	$10,589	$10,585	$10,928
9/30/2022	$10,158	$10,162	$10,223	$10,456
10/31/2022	$9,978	$10,020	$10,083	$10,320
11/30/2022	$10,292	$10,339	$10,349	$10,700
12/31/2022	$10,231	$10,291	$10,297	$10,651
1/31/2023	$10,560	$10,578	$10,552	$10,979
2/28/2023	$10,307	$10,322	$10,308	$10,695
3/31/2023	$10,521	$10,576	$10,604	$10,967
4/30/2023	$10,588	$10,633	$10,660	$11,033
5/31/2023	$10,488	$10,530	$10,539	$10,913
6/30/2023	$10,388	$10,464	$10,461	$10,874
7/31/2023	$10,364	$10,441	$10,425	$10,867
8/31/2023	$10,306	$10,378	$10,373	$10,797
9/30/2023	$10,044	$10,117	$10,148	$10,523
10/31/2023	$9,879	$9,965	$10,028	$10,357
11/30/2023	$10,288	$10,371	$10,372	$10,826
12/31/2023	$10,668	$10,753	$10,718	$11,240
1/31/2024	$10,652	$10,719	$10,689	$11,210
2/29/2024	$10,496	$10,569	$10,550	$11,051
3/31/2024	$10,570	$10,653	$10,618	$11,153
4/30/2024	$10,302	$10,382	$10,374	$10,871
5/31/2024	$10,476	$10,553	$10,524	$11,056
6/30/2024	$10,594	$10,665	$10,629	$11,160
7/31/2024	$10,846	$10,913	$10,860	$11,421
8/31/2024	$11,000	$11,065	$10,999	$11,585
9/30/2024	$11,131	$11,197	$11,130	$11,740
10/31/2024	$10,824	$10,917	$10,868	$11,449
11/30/2024	$10,945	$11,023	$10,952	$11,570
12/31/2024	$10,775	$10,854	$10,785	$11,381
1/31/2025	$10,841	$10,910	$10,841	$11,441
2/28/2025	$11,086	$11,157	$11,073	$11,693
3/31/2025	$11,084	$11,173	$11,098	$11,697
4/30/2025	$11,139	$11,231	$11,169	$11,743
5/31/2025	$11,023	$11,123	$11,055	$11,659
6/30/2025	$11,192	$11,282	$11,193	$11,839
7/31/2025	$11,144	$11,238	$11,150	$11,807
8/31/2025	$11,292	$11,379	$11,267	$11,949

Government Securities Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	2.66	(0.97)	1.22
Bloomberg U.S. Aggregate ex Credit Index	2.83	(0.96)	1.30
Bloomberg U.S. Government Bond Index	2.44	(1.41)	1.20
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$378,413,549
# of portfolio holdings	286
Portfolio turnover rate	103%
Total advisory fees paid	$1,464,049

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	74.8
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	1.9
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2‑1‑2052	4.7
U.S. Treasury Notes, 3.88%, 7‑31‑2030	4.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.6
U.S. Treasury Notes, 3.88%, 6‑30‑2030	2.2
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.1
FHLMC, 0.00%, 7‑15‑2032	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 8‑31‑2030	1.7
TVA Principal STRIPS, 0.00%, 11‑1‑2025	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3101 08-25

Annual Shareholder Report

Government Securities Fund

August 31, 2025

Class C

WGSCX

This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$160	1.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

Top contributors to the Fund’s performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$10,063	$10,075	$10,085	$10,068
10/31/2015	$10,037	$10,058	$10,050	$10,069
11/30/2015	$9,993	$10,029	$10,010	$10,043
12/31/2015	$9,961	$10,016	$9,993	$10,010
1/31/2016	$10,123	$10,189	$10,201	$10,148
2/29/2016	$10,177	$10,256	$10,288	$10,220
3/31/2016	$10,195	$10,281	$10,305	$10,314
4/30/2016	$10,187	$10,283	$10,295	$10,353
5/31/2016	$10,174	$10,289	$10,295	$10,356
6/30/2016	$10,339	$10,452	$10,515	$10,542
7/31/2016	$10,359	$10,486	$10,556	$10,609
8/31/2016	$10,325	$10,459	$10,501	$10,597
9/30/2016	$10,329	$10,464	$10,489	$10,590
10/31/2016	$10,243	$10,388	$10,377	$10,509
11/30/2016	$9,995	$10,159	$10,109	$10,261
12/31/2016	$9,987	$10,152	$10,098	$10,275
1/31/2017	$9,992	$10,165	$10,121	$10,295
2/28/2017	$10,036	$10,214	$10,170	$10,365
3/31/2017	$10,016	$10,213	$10,167	$10,359
4/30/2017	$10,078	$10,281	$10,236	$10,439
5/31/2017	$10,122	$10,347	$10,302	$10,519
6/30/2017	$10,100	$10,320	$10,286	$10,509
7/31/2017	$10,122	$10,351	$10,303	$10,554
8/31/2017	$10,195	$10,446	$10,413	$10,649
9/30/2017	$10,130	$10,385	$10,325	$10,598
10/31/2017	$10,110	$10,378	$10,313	$10,604
11/30/2017	$10,100	$10,363	$10,299	$10,591
12/31/2017	$10,117	$10,395	$10,330	$10,639
1/31/2018	$9,996	$10,265	$10,193	$10,517
2/28/2018	$9,922	$10,193	$10,118	$10,417
3/31/2018	$9,977	$10,274	$10,211	$10,484
4/30/2018	$9,894	$10,205	$10,130	$10,406
5/31/2018	$9,951	$10,287	$10,219	$10,480
6/30/2018	$9,951	$10,289	$10,221	$10,467
7/31/2018	$9,924	$10,261	$10,180	$10,470
8/31/2018	$9,973	$10,333	$10,257	$10,537
9/30/2018	$9,900	$10,253	$10,163	$10,469
10/31/2018	$9,838	$10,199	$10,116	$10,386
11/30/2018	$9,916	$10,288	$10,204	$10,448
12/31/2018	$10,086	$10,492	$10,421	$10,640
1/31/2019	$10,136	$10,556	$10,470	$10,753
2/28/2019	$10,112	$10,538	$10,443	$10,747
3/31/2019	$10,286	$10,718	$10,640	$10,954
4/30/2019	$10,253	$10,700	$10,612	$10,956
5/31/2019	$10,427	$10,903	$10,859	$11,151
6/30/2019	$10,496	$10,995	$10,958	$11,291
7/31/2019	$10,507	$11,005	$10,946	$11,316
8/31/2019	$10,756	$11,266	$11,314	$11,609
9/30/2019	$10,686	$11,211	$11,219	$11,547
10/31/2019	$10,688	$11,232	$11,228	$11,582
11/30/2019	$10,661	$11,215	$11,195	$11,576
12/31/2019	$10,615	$11,191	$11,133	$11,568
1/31/2020	$10,817	$11,386	$11,402	$11,791
2/29/2020	$11,001	$11,613	$11,701	$12,003
3/31/2020	$11,106	$11,841	$12,032	$11,932
4/30/2020	$11,192	$11,918	$12,108	$12,144
5/31/2020	$11,178	$11,912	$12,079	$12,201
6/30/2020	$11,193	$11,922	$12,091	$12,278
7/31/2020	$11,274	$12,011	$12,226	$12,461
8/31/2020	$11,212	$11,940	$12,096	$12,360
9/30/2020	$11,216	$11,946	$12,113	$12,354
10/31/2020	$11,142	$11,880	$12,002	$12,298
11/30/2020	$11,194	$11,910	$12,043	$12,419
12/31/2020	$11,207	$11,908	$12,017	$12,436
1/31/2021	$11,180	$11,849	$11,906	$12,347
2/28/2021	$11,069	$11,694	$11,695	$12,169
3/31/2021	$10,947	$11,566	$11,519	$12,017
4/30/2021	$11,009	$11,643	$11,604	$12,112
5/31/2021	$10,993	$11,661	$11,644	$12,151
6/30/2021	$11,026	$11,701	$11,716	$12,237
7/31/2021	$11,116	$11,822	$11,873	$12,374
8/31/2021	$11,081	$11,802	$11,852	$12,350
9/30/2021	$10,988	$11,710	$11,726	$12,243
10/31/2021	$10,970	$11,695	$11,716	$12,240
11/30/2021	$10,992	$11,740	$11,804	$12,276
12/31/2021	$10,935	$11,701	$11,744	$12,245
1/31/2022	$10,744	$11,501	$11,524	$11,981
2/28/2022	$10,642	$11,410	$11,448	$11,847
3/31/2022	$10,316	$11,081	$11,094	$11,518
4/30/2022	$9,972	$10,726	$10,756	$11,081
5/31/2022	$10,006	$10,785	$10,777	$11,152
6/30/2022	$9,868	$10,660	$10,683	$10,977
7/31/2022	$10,068	$10,896	$10,851	$11,246
8/31/2022	$9,784	$10,589	$10,585	$10,928
9/30/2022	$9,375	$10,162	$10,223	$10,456
10/31/2022	$9,200	$10,020	$10,083	$10,320
11/30/2022	$9,482	$10,339	$10,349	$10,700
12/31/2022	$9,416	$10,291	$10,297	$10,651
1/31/2023	$9,710	$10,578	$10,552	$10,979
2/28/2023	$9,469	$10,322	$10,308	$10,695
3/31/2023	$9,656	$10,576	$10,604	$10,967
4/30/2023	$9,709	$10,633	$10,660	$11,033
5/31/2023	$9,608	$10,530	$10,539	$10,913
6/30/2023	$9,508	$10,464	$10,461	$10,874
7/31/2023	$9,476	$10,441	$10,425	$10,867
8/31/2023	$9,415	$10,378	$10,373	$10,797
9/30/2023	$9,173	$10,117	$10,148	$10,523
10/31/2023	$9,020	$9,965	$10,028	$10,357
11/30/2023	$9,390	$10,371	$10,372	$10,826
12/31/2023	$9,744	$10,753	$10,718	$11,240
1/31/2024	$9,726	$10,719	$10,689	$11,210
2/29/2024	$9,571	$10,569	$10,550	$11,051
3/31/2024	$9,636	$10,653	$10,618	$11,153
4/30/2024	$9,389	$10,382	$10,374	$10,871
5/31/2024	$9,544	$10,553	$10,524	$11,056
6/30/2024	$9,649	$10,665	$10,629	$11,160
7/31/2024	$9,876	$10,913	$10,860	$11,421
8/31/2024	$10,013	$11,065	$10,999	$11,585
9/30/2024	$10,140	$11,197	$11,130	$11,740
10/31/2024	$9,857	$10,917	$10,868	$11,449
11/30/2024	$9,954	$11,023	$10,952	$11,570
12/31/2024	$9,806	$10,854	$10,785	$11,381
1/31/2025	$9,853	$10,910	$10,841	$11,441
2/28/2025	$10,074	$11,157	$11,073	$11,693
3/31/2025	$10,070	$11,173	$11,098	$11,697
4/30/2025	$10,117	$11,231	$11,169	$11,743
5/31/2025	$10,009	$11,123	$11,055	$11,659
6/30/2025	$10,170	$11,282	$11,193	$11,839
7/31/2025	$10,113	$11,238	$11,150	$11,807
8/31/2025	$10,246	$11,379	$11,267	$11,949

Government Securities Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	1.53	(2.09)	0.24
Class C with Load	0.53	(2.09)	0.24
Bloomberg U.S. Aggregate ex Credit Index	2.83	(0.96)	1.30
Bloomberg U.S. Government Bond Index	2.44	(1.41)	1.20
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$378,413,549
# of portfolio holdings	286
Portfolio turnover rate	103%
Total advisory fees paid	$1,464,049

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	74.8
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	1.9
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2‑1‑2052	4.7
U.S. Treasury Notes, 3.88%, 7‑31‑2030	4.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.6
U.S. Treasury Notes, 3.88%, 6‑30‑2030	2.2
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.1
FHLMC, 0.00%, 7‑15‑2032	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 8‑31‑2030	1.7
TVA Principal STRIPS, 0.00%, 11‑1‑2025	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3507 08-25

Annual Shareholder Report

Government Securities Fund

August 31, 2025

Class A

SGVDX

This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$82	0.81%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

Top contributors to the Fund’s performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,550	$10,000	$10,000	$10,000
9/30/2015	$9,617	$10,075	$10,085	$10,068
10/31/2015	$9,597	$10,058	$10,050	$10,069
11/30/2015	$9,561	$10,029	$10,010	$10,043
12/31/2015	$9,537	$10,016	$9,993	$10,010
1/31/2016	$9,697	$10,189	$10,201	$10,148
2/29/2016	$9,755	$10,256	$10,288	$10,220
3/31/2016	$9,779	$10,281	$10,305	$10,314
4/30/2016	$9,777	$10,283	$10,295	$10,353
5/31/2016	$9,780	$10,289	$10,295	$10,356
6/30/2016	$9,935	$10,452	$10,515	$10,542
7/31/2016	$9,969	$10,486	$10,556	$10,609
8/31/2016	$9,935	$10,459	$10,501	$10,597
9/30/2016	$9,944	$10,464	$10,489	$10,590
10/31/2016	$9,867	$10,388	$10,377	$10,509
11/30/2016	$9,635	$10,159	$10,109	$10,261
12/31/2016	$9,633	$10,152	$10,098	$10,275
1/31/2017	$9,645	$10,165	$10,121	$10,295
2/28/2017	$9,693	$10,214	$10,170	$10,365
3/31/2017	$9,679	$10,213	$10,167	$10,359
4/30/2017	$9,745	$10,281	$10,236	$10,439
5/31/2017	$9,794	$10,347	$10,302	$10,519
6/30/2017	$9,779	$10,320	$10,286	$10,509
7/31/2017	$9,807	$10,351	$10,303	$10,554
8/31/2017	$9,883	$10,446	$10,413	$10,649
9/30/2017	$9,826	$10,385	$10,325	$10,598
10/31/2017	$9,822	$10,378	$10,313	$10,604
11/30/2017	$9,809	$10,363	$10,299	$10,591
12/31/2017	$9,841	$10,395	$10,330	$10,639
1/31/2018	$9,721	$10,265	$10,193	$10,517
2/28/2018	$9,654	$10,193	$10,118	$10,417
3/31/2018	$9,714	$10,274	$10,211	$10,484
4/30/2018	$9,639	$10,205	$10,130	$10,406
5/31/2018	$9,700	$10,287	$10,219	$10,480
6/30/2018	$9,707	$10,289	$10,221	$10,467
7/31/2018	$9,687	$10,261	$10,180	$10,470
8/31/2018	$9,741	$10,333	$10,257	$10,537
9/30/2018	$9,676	$10,253	$10,163	$10,469
10/31/2018	$9,620	$10,199	$10,116	$10,386
11/30/2018	$9,703	$10,288	$10,204	$10,448
12/31/2018	$9,875	$10,492	$10,421	$10,640
1/31/2019	$9,931	$10,556	$10,470	$10,753
2/28/2019	$9,913	$10,538	$10,443	$10,747
3/31/2019	$10,090	$10,718	$10,640	$10,954
4/30/2019	$10,064	$10,700	$10,612	$10,956
5/31/2019	$10,241	$10,903	$10,859	$11,151
6/30/2019	$10,316	$10,995	$10,958	$11,291
7/31/2019	$10,333	$11,005	$10,946	$11,316
8/31/2019	$10,584	$11,266	$11,314	$11,609
9/30/2019	$10,522	$11,211	$11,219	$11,547
10/31/2019	$10,530	$11,232	$11,228	$11,582
11/30/2019	$10,520	$11,215	$11,195	$11,576
12/31/2019	$10,472	$11,191	$11,133	$11,568
1/31/2020	$10,678	$11,386	$11,402	$11,791
2/29/2020	$10,865	$11,613	$11,701	$12,003
3/31/2020	$10,976	$11,841	$12,032	$11,932
4/30/2020	$11,067	$11,918	$12,108	$12,144
5/31/2020	$11,062	$11,912	$12,079	$12,201
6/30/2020	$11,093	$11,922	$12,091	$12,278
7/31/2020	$11,161	$12,011	$12,226	$12,461
8/31/2020	$11,116	$11,940	$12,096	$12,360
9/30/2020	$11,127	$11,946	$12,113	$12,354
10/31/2020	$11,061	$11,880	$12,002	$12,298
11/30/2020	$11,119	$11,910	$12,043	$12,419
12/31/2020	$11,139	$11,908	$12,017	$12,436
1/31/2021	$11,120	$11,849	$11,906	$12,347
2/28/2021	$11,016	$11,694	$11,695	$12,169
3/31/2021	$10,902	$11,566	$11,519	$12,017
4/30/2021	$10,970	$11,643	$11,604	$12,112
5/31/2021	$10,961	$11,661	$11,644	$12,151
6/30/2021	$11,001	$11,701	$11,716	$12,237
7/31/2021	$11,099	$11,822	$11,873	$12,374
8/31/2021	$11,071	$11,802	$11,852	$12,350
9/30/2021	$10,984	$11,710	$11,726	$12,243
10/31/2021	$10,973	$11,695	$11,716	$12,240
11/30/2021	$11,002	$11,740	$11,804	$12,276
12/31/2021	$10,953	$11,701	$11,744	$12,245
1/31/2022	$10,768	$11,501	$11,524	$11,981
2/28/2022	$10,672	$11,410	$11,448	$11,847
3/31/2022	$10,352	$11,081	$11,094	$11,518
4/30/2022	$10,013	$10,726	$10,756	$11,081
5/31/2022	$10,054	$10,785	$10,777	$11,152
6/30/2022	$9,921	$10,660	$10,683	$10,977
7/31/2022	$10,129	$10,896	$10,851	$11,246
8/31/2022	$9,859	$10,589	$10,585	$10,928
9/30/2022	$9,444	$10,162	$10,223	$10,456
10/31/2022	$9,273	$10,020	$10,083	$10,320
11/30/2022	$9,563	$10,339	$10,349	$10,700
12/31/2022	$9,503	$10,291	$10,297	$10,651
1/31/2023	$9,805	$10,578	$10,552	$10,979
2/28/2023	$9,568	$10,322	$10,308	$10,695
3/31/2023	$9,763	$10,576	$10,604	$10,967
4/30/2023	$9,823	$10,633	$10,660	$11,033
5/31/2023	$9,727	$10,530	$10,539	$10,913
6/30/2023	$9,631	$10,464	$10,461	$10,874
7/31/2023	$9,606	$10,441	$10,425	$10,867
8/31/2023	$9,550	$10,378	$10,373	$10,797
9/30/2023	$9,304	$10,117	$10,148	$10,523
10/31/2023	$9,148	$9,965	$10,028	$10,357
11/30/2023	$9,525	$10,371	$10,372	$10,826
12/31/2023	$9,883	$10,753	$10,718	$11,240
1/31/2024	$9,865	$10,719	$10,689	$11,210
2/29/2024	$9,708	$10,569	$10,550	$11,051
3/31/2024	$9,773	$10,653	$10,618	$11,153
4/30/2024	$9,523	$10,382	$10,374	$10,871
5/31/2024	$9,681	$10,553	$10,524	$11,056
6/30/2024	$9,787	$10,665	$10,629	$11,160
7/31/2024	$10,017	$10,913	$10,860	$11,421
8/31/2024	$10,156	$11,065	$10,999	$11,585
9/30/2024	$10,285	$11,197	$11,130	$11,740
10/31/2024	$9,998	$10,917	$10,868	$11,449
11/30/2024	$10,096	$11,023	$10,952	$11,570
12/31/2024	$9,946	$10,854	$10,785	$11,381
1/31/2025	$9,994	$10,910	$10,841	$11,441
2/28/2025	$10,218	$11,157	$11,073	$11,693
3/31/2025	$10,214	$11,173	$11,098	$11,697
4/30/2025	$10,261	$11,231	$11,169	$11,743
5/31/2025	$10,152	$11,123	$11,055	$11,659
6/30/2025	$10,315	$11,282	$11,193	$11,839
7/31/2025	$10,258	$11,238	$11,150	$11,807
8/31/2025	$10,392	$11,379	$11,267	$11,949

Government Securities Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	2.32	(1.34)	0.85
Class A with Load	(2.28)	(2.24)	0.39
Bloomberg U.S. Aggregate ex Credit Index	2.83	(0.96)	1.30
Bloomberg U.S. Government Bond Index	2.44	(1.41)	1.20
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$378,413,549
# of portfolio holdings	286
Portfolio turnover rate	103%
Total advisory fees paid	$1,464,049

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	74.8
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	1.9
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2‑1‑2052	4.7
U.S. Treasury Notes, 3.88%, 7‑31‑2030	4.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.6
U.S. Treasury Notes, 3.88%, 6‑30‑2030	2.2
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.1
FHLMC, 0.00%, 7‑15‑2032	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 8‑31‑2030	1.7
TVA Principal STRIPS, 0.00%, 11‑1‑2025	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3004 08-25

Annual Shareholder Report

Government Securities Fund

August 31, 2025

Administrator Class

WGSDX

This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$65	0.64%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

Top contributors to the Fund’s performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000	$10,000
9/30/2015	$10,071	$10,075	$10,085	$10,068
10/31/2015	$10,062	$10,058	$10,050	$10,069
11/30/2015	$10,026	$10,029	$10,010	$10,043
12/31/2015	$10,002	$10,016	$9,993	$10,010
1/31/2016	$10,172	$10,189	$10,201	$10,148
2/29/2016	$10,234	$10,256	$10,288	$10,220
3/31/2016	$10,252	$10,281	$10,305	$10,314
4/30/2016	$10,262	$10,283	$10,295	$10,353
5/31/2016	$10,257	$10,289	$10,295	$10,356
6/30/2016	$10,421	$10,452	$10,515	$10,542
7/31/2016	$10,459	$10,486	$10,556	$10,609
8/31/2016	$10,434	$10,459	$10,501	$10,597
9/30/2016	$10,446	$10,464	$10,489	$10,590
10/31/2016	$10,367	$10,388	$10,377	$10,509
11/30/2016	$10,124	$10,159	$10,109	$10,261
12/31/2016	$10,125	$10,152	$10,098	$10,275
1/31/2017	$10,138	$10,165	$10,121	$10,295
2/28/2017	$10,191	$10,214	$10,170	$10,365
3/31/2017	$10,178	$10,213	$10,167	$10,359
4/30/2017	$10,249	$10,281	$10,236	$10,439
5/31/2017	$10,302	$10,347	$10,302	$10,519
6/30/2017	$10,288	$10,320	$10,286	$10,509
7/31/2017	$10,319	$10,351	$10,303	$10,554
8/31/2017	$10,402	$10,446	$10,413	$10,649
9/30/2017	$10,343	$10,385	$10,325	$10,598
10/31/2017	$10,332	$10,378	$10,313	$10,604
11/30/2017	$10,320	$10,363	$10,299	$10,591
12/31/2017	$10,355	$10,395	$10,330	$10,639
1/31/2018	$10,231	$10,265	$10,193	$10,517
2/28/2018	$10,171	$10,193	$10,118	$10,417
3/31/2018	$10,236	$10,274	$10,211	$10,484
4/30/2018	$10,159	$10,205	$10,130	$10,406
5/31/2018	$10,226	$10,287	$10,219	$10,480
6/30/2018	$10,234	$10,289	$10,221	$10,467
7/31/2018	$10,215	$10,261	$10,180	$10,470
8/31/2018	$10,274	$10,333	$10,257	$10,537
9/30/2018	$10,207	$10,253	$10,163	$10,469
10/31/2018	$10,150	$10,199	$10,116	$10,386
11/30/2018	$10,239	$10,288	$10,204	$10,448
12/31/2018	$10,423	$10,492	$10,421	$10,640
1/31/2019	$10,474	$10,556	$10,470	$10,753
2/28/2019	$10,466	$10,538	$10,443	$10,747
3/31/2019	$10,645	$10,718	$10,640	$10,954
4/30/2019	$10,620	$10,700	$10,612	$10,956
5/31/2019	$10,809	$10,903	$10,859	$11,151
6/30/2019	$10,899	$10,995	$10,958	$11,291
7/31/2019	$10,919	$11,005	$10,946	$11,316
8/31/2019	$11,177	$11,266	$11,314	$11,609
9/30/2019	$11,124	$11,211	$11,219	$11,547
10/31/2019	$11,134	$11,232	$11,228	$11,582
11/30/2019	$11,115	$11,215	$11,195	$11,576
12/31/2019	$11,076	$11,191	$11,133	$11,568
1/31/2020	$11,286	$11,386	$11,402	$11,791
2/29/2020	$11,496	$11,613	$11,701	$12,003
3/31/2020	$11,606	$11,841	$12,032	$11,932
4/30/2020	$11,704	$11,918	$12,108	$12,144
5/31/2020	$11,710	$11,912	$12,079	$12,201
6/30/2020	$11,735	$11,922	$12,091	$12,278
7/31/2020	$11,819	$12,011	$12,226	$12,461
8/31/2020	$11,763	$11,940	$12,096	$12,360
9/30/2020	$11,777	$11,946	$12,113	$12,354
10/31/2020	$11,719	$11,880	$12,002	$12,298
11/30/2020	$11,773	$11,910	$12,043	$12,419
12/31/2020	$11,806	$11,908	$12,017	$12,436
1/31/2021	$11,778	$11,849	$11,906	$12,347
2/28/2021	$11,669	$11,694	$11,695	$12,169
3/31/2021	$11,550	$11,566	$11,519	$12,017
4/30/2021	$11,635	$11,643	$11,604	$12,112
5/31/2021	$11,627	$11,661	$11,644	$12,151
6/30/2021	$11,661	$11,701	$11,716	$12,237
7/31/2021	$11,766	$11,822	$11,873	$12,374
8/31/2021	$11,739	$11,802	$11,852	$12,350
9/30/2021	$11,659	$11,710	$11,726	$12,243
10/31/2021	$11,650	$11,695	$11,716	$12,240
11/30/2021	$11,682	$11,740	$11,804	$12,276
12/31/2021	$11,621	$11,701	$11,744	$12,245
1/31/2022	$11,438	$11,501	$11,524	$11,981
2/28/2022	$11,337	$11,410	$11,448	$11,847
3/31/2022	$10,999	$11,081	$11,094	$11,518
4/30/2022	$10,630	$10,726	$10,756	$11,081
5/31/2022	$10,676	$10,785	$10,777	$11,152
6/30/2022	$10,547	$10,660	$10,683	$10,977
7/31/2022	$10,759	$10,896	$10,851	$11,246
8/31/2022	$10,474	$10,589	$10,585	$10,928
9/30/2022	$10,045	$10,162	$10,223	$10,456
10/31/2022	$9,865	$10,020	$10,083	$10,320
11/30/2022	$10,175	$10,339	$10,349	$10,700
12/31/2022	$10,113	$10,291	$10,297	$10,651
1/31/2023	$10,436	$10,578	$10,552	$10,979
2/28/2023	$10,174	$10,322	$10,308	$10,695
3/31/2023	$10,395	$10,576	$10,604	$10,967
4/30/2023	$10,460	$10,633	$10,660	$11,033
5/31/2023	$10,360	$10,530	$10,539	$10,913
6/30/2023	$10,260	$10,464	$10,461	$10,874
7/31/2023	$10,234	$10,441	$10,425	$10,867
8/31/2023	$10,176	$10,378	$10,373	$10,797
9/30/2023	$9,916	$10,117	$10,148	$10,523
10/31/2023	$9,752	$9,965	$10,028	$10,357
11/30/2023	$10,154	$10,371	$10,372	$10,826
12/31/2023	$10,528	$10,753	$10,718	$11,240
1/31/2024	$10,510	$10,719	$10,689	$11,210
2/29/2024	$10,344	$10,569	$10,550	$11,051
3/31/2024	$10,427	$10,653	$10,618	$11,153
4/30/2024	$10,162	$10,382	$10,374	$10,871
5/31/2024	$10,331	$10,553	$10,524	$11,056
6/30/2024	$10,446	$10,665	$10,629	$11,160
7/31/2024	$10,683	$10,913	$10,860	$11,421
8/31/2024	$10,844	$11,065	$10,999	$11,585
9/30/2024	$10,972	$11,197	$11,130	$11,740
10/31/2024	$10,668	$10,917	$10,868	$11,449
11/30/2024	$10,785	$11,023	$10,952	$11,570
12/31/2024	$10,616	$10,854	$10,785	$11,381
1/31/2025	$10,669	$10,910	$10,841	$11,441
2/28/2025	$10,909	$11,157	$11,073	$11,693
3/31/2025	$10,917	$11,173	$11,098	$11,697
4/30/2025	$10,970	$11,231	$11,169	$11,743
5/31/2025	$10,854	$11,123	$11,055	$11,659
6/30/2025	$11,019	$11,282	$11,193	$11,839
7/31/2025	$10,958	$11,238	$11,150	$11,807
8/31/2025	$11,115	$11,379	$11,267	$11,949

Government Securities Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	2.50	(1.13)	1.06
Bloomberg U.S. Aggregate ex Credit Index	2.83	(0.96)	1.30
Bloomberg U.S. Government Bond Index	2.44	(1.41)	1.20
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$378,413,549
# of portfolio holdings	286
Portfolio turnover rate	103%
Total advisory fees paid	$1,464,049

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	74.8
U.S. Treasury securities	18.2
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	1.9
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.00%, 2‑1‑2052	4.7
U.S. Treasury Notes, 3.88%, 7‑31‑2030	4.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.6
U.S. Treasury Notes, 3.88%, 6‑30‑2030	2.2
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.1
FHLMC, 0.00%, 7‑15‑2032	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 8‑31‑2030	1.7
TVA Principal STRIPS, 0.00%, 11‑1‑2025	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3708 08-25

Annual Shareholder Report

High Yield Bond Fund

August 31, 2025

Institutional Class

EKHIX

This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$55	0.53%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Security selection contributed to performance, especially within the information technology, energy, and utilities sectors, as well as in BB-rated bonds. Ratings allocation detracted slightly, with an underweight to CCC rated bonds—which outperformed—during the period. Allocations to real estate, health care, and financial services contributed to performance. Overweights to energy and utilities and an underweight to media detracted from relative performance.

Total return based on a $10,000 investment

	Institutional Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,691	$9,744	$10,039
10/31/2015	$10,045	$10,008	$10,071
11/30/2015	$9,891	$9,785	$10,035
12/31/2015	$9,802	$9,533	$9,984
1/31/2016	$9,774	$9,382	$10,095
2/29/2016	$9,876	$9,426	$10,166
3/31/2016	$10,173	$9,842	$10,291
4/30/2016	$10,339	$10,236	$10,361
5/31/2016	$10,377	$10,310	$10,369
6/30/2016	$10,449	$10,421	$10,552
7/31/2016	$10,751	$10,685	$10,639
8/31/2016	$10,927	$10,922	$10,650
9/30/2016	$10,970	$10,993	$10,653
10/31/2016	$10,947	$11,027	$10,582
11/30/2016	$10,860	$10,984	$10,344
12/31/2016	$11,072	$11,200	$10,375
1/31/2017	$11,147	$11,350	$10,411
2/28/2017	$11,363	$11,527	$10,492
3/31/2017	$11,340	$11,503	$10,488
4/30/2017	$11,518	$11,633	$10,575
5/31/2017	$11,634	$11,737	$10,657
6/30/2017	$11,645	$11,749	$10,648
7/31/2017	$11,792	$11,885	$10,701
8/31/2017	$11,804	$11,882	$10,793
9/30/2017	$11,850	$11,988	$10,755
10/31/2017	$11,896	$12,035	$10,768
11/30/2017	$11,906	$12,003	$10,752
12/31/2017	$11,916	$12,038	$10,799
1/31/2018	$11,925	$12,115	$10,695
2/28/2018	$11,797	$12,002	$10,594
3/31/2018	$11,700	$11,928	$10,647
4/30/2018	$11,709	$12,007	$10,576
5/31/2018	$11,686	$12,006	$10,634
6/30/2018	$11,695	$12,047	$10,619
7/31/2018	$11,848	$12,182	$10,641
8/31/2018	$11,897	$12,270	$10,693
9/30/2018	$11,906	$12,341	$10,647
10/31/2018	$11,588	$12,139	$10,558
11/30/2018	$11,526	$12,029	$10,606
12/31/2018	$11,281	$11,765	$10,772
1/31/2019	$11,770	$12,306	$10,920
2/28/2019	$12,079	$12,513	$10,932
3/31/2019	$12,165	$12,636	$11,130
4/30/2019	$12,325	$12,813	$11,145
5/31/2019	$12,073	$12,650	$11,316
6/30/2019	$12,497	$12,960	$11,476
7/31/2019	$12,507	$13,026	$11,510
8/31/2019	$12,516	$13,077	$11,770
9/30/2019	$12,563	$13,119	$11,719
10/31/2019	$12,610	$13,149	$11,757
11/30/2019	$12,808	$13,185	$11,755
12/31/2019	$13,047	$13,461	$11,773
1/31/2020	$13,055	$13,461	$11,984
2/29/2020	$12,751	$13,253	$12,163
3/31/2020	$11,748	$11,693	$11,926
4/30/2020	$12,146	$12,138	$12,165
5/31/2020	$12,546	$12,688	$12,278
6/30/2020	$12,630	$12,809	$12,381
7/31/2020	$13,109	$13,417	$12,598
8/31/2020	$13,272	$13,551	$12,525
9/30/2020	$13,157	$13,410	$12,503
10/31/2020	$13,161	$13,471	$12,458
11/30/2020	$13,604	$14,011	$12,621
12/31/2020	$13,807	$14,278	$12,664
1/31/2021	$13,770	$14,333	$12,585
2/28/2021	$13,733	$14,383	$12,422
3/31/2021	$13,731	$14,408	$12,278
4/30/2021	$13,853	$14,566	$12,381
5/31/2021	$13,854	$14,608	$12,428
6/30/2021	$14,017	$14,807	$12,519
7/31/2021	$14,141	$14,859	$12,645
8/31/2021	$14,265	$14,941	$12,636
9/30/2021	$14,100	$14,947	$12,528
10/31/2021	$14,059	$14,919	$12,518
11/30/2021	$13,977	$14,764	$12,533
12/31/2021	$14,229	$15,042	$12,525
1/31/2022	$13,819	$14,629	$12,250
2/28/2022	$13,745	$14,498	$12,083
3/31/2022	$13,631	$14,366	$11,759
4/30/2022	$13,097	$13,844	$11,320
5/31/2022	$13,069	$13,877	$11,383
6/30/2022	$12,230	$12,931	$11,155
7/31/2022	$12,886	$13,710	$11,436
8/31/2022	$12,599	$13,382	$11,138
9/30/2022	$12,183	$12,845	$10,658
10/31/2022	$12,545	$13,210	$10,541
11/30/2022	$12,781	$13,456	$10,935
12/31/2022	$12,672	$13,355	$10,897
1/31/2023	$13,173	$13,877	$11,235
2/28/2023	$12,976	$13,699	$10,959
3/31/2023	$13,099	$13,852	$11,216
4/30/2023	$13,177	$13,987	$11,285
5/31/2023	$13,080	$13,853	$11,168
6/30/2023	$13,300	$14,079	$11,151
7/31/2023	$13,519	$14,280	$11,162
8/31/2023	$13,555	$14,322	$11,094
9/30/2023	$13,408	$14,154	$10,830
10/31/2023	$13,216	$13,977	$10,667
11/30/2023	$13,766	$14,615	$11,147
12/31/2023	$14,179	$15,155	$11,570
1/31/2024	$14,217	$15,158	$11,542
2/29/2024	$14,254	$15,203	$11,404
3/31/2024	$14,482	$15,384	$11,516
4/30/2024	$14,370	$15,230	$11,247
5/31/2024	$14,501	$15,403	$11,433
6/30/2024	$14,636	$15,551	$11,538
7/31/2024	$14,920	$15,857	$11,800
8/31/2024	$15,058	$16,109	$11,973
9/30/2024	$15,195	$16,372	$12,138
10/31/2024	$15,188	$16,282	$11,862
11/30/2024	$15,328	$16,468	$11,987
12/31/2024	$15,368	$16,398	$11,806
1/31/2025	$15,562	$16,624	$11,877
2/28/2025	$15,655	$16,732	$12,123
3/31/2025	$15,491	$16,553	$12,120
4/30/2025	$15,481	$16,553	$12,163
5/31/2025	$15,728	$16,831	$12,101
6/30/2025	$16,081	$17,144	$12,289
7/31/2025	$16,121	$17,213	$12,272
8/31/2025	$16,266	$17,422	$12,419

High Yield Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	8.02	4.15	4.98
ICE BofA U.S. High Yield Constrained Index	8.15	5.15	5.71
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

KEY FUND STATISTICS

Total net assets	$241,568,319
# of portfolio holdings	279
Portfolio turnover rate	62%
Total advisory fees paid	$1,121,791

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	1.3
BB/Ba	51.0
B/B	34.7
CCC/Caa and below	11.3
Not rated	1.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5‑1‑2026	1.4
EchoStar Corp., 6.75%, 11‑30‑2030	1.2
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Enviva, Inc.	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Cloud Software Group, Inc., 9.00%, 9‑30‑2029	1.0
CommScope, Inc., 9.07%, 12‑17‑2029	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
Brandywine Operating Partnership LP, 8.88%, 4‑12‑2029	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3180 08-25

Annual Shareholder Report

High Yield Bond Fund

August 31, 2025

Class C

EKHCX

This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$173	1.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Security selection contributed to performance, especially within the information technology, energy, and utilities sectors, as well as in BB-rated bonds. Ratings allocation detracted slightly, with an underweight to CCC rated bonds—which outperformed—during the period. Allocations to real estate, health care, and financial services contributed to performance. Overweights to energy and utilities and an underweight to media detracted from relative performance.

Total return based on a $10,000 investment

	Class C with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,681	$9,744	$10,039
10/31/2015	$10,026	$10,008	$10,071
11/30/2015	$9,864	$9,785	$10,035
12/31/2015	$9,798	$9,533	$9,984
1/31/2016	$9,761	$9,382	$10,095
2/29/2016	$9,854	$9,426	$10,166
3/31/2016	$10,141	$9,842	$10,291
4/30/2016	$10,298	$10,236	$10,361
5/31/2016	$10,327	$10,310	$10,369
6/30/2016	$10,389	$10,421	$10,552
7/31/2016	$10,679	$10,685	$10,639
8/31/2016	$10,844	$10,922	$10,650
9/30/2016	$10,876	$10,993	$10,653
10/31/2016	$10,843	$11,027	$10,582
11/30/2016	$10,746	$10,984	$10,344
12/31/2016	$10,946	$11,200	$10,375
1/31/2017	$11,009	$11,350	$10,411
2/28/2017	$11,212	$11,527	$10,492
3/31/2017	$11,179	$11,503	$10,488
4/30/2017	$11,344	$11,633	$10,575
5/31/2017	$11,413	$11,737	$10,657
6/30/2017	$11,447	$11,749	$10,648
7/31/2017	$11,580	$11,885	$10,701
8/31/2017	$11,547	$11,882	$10,793
9/30/2017	$11,616	$11,988	$10,755
10/31/2017	$11,649	$12,035	$10,768
11/30/2017	$11,648	$12,003	$10,752
12/31/2017	$11,612	$12,038	$10,799
1/31/2018	$11,643	$12,115	$10,695
2/28/2018	$11,508	$12,002	$10,594
3/31/2018	$11,403	$11,928	$10,647
4/30/2018	$11,366	$12,007	$10,576
5/31/2018	$11,367	$12,006	$10,634
6/30/2018	$11,365	$12,047	$10,619
7/31/2018	$11,502	$12,182	$10,641
8/31/2018	$11,539	$12,270	$10,693
9/30/2018	$11,537	$12,341	$10,647
10/31/2018	$11,218	$12,139	$10,558
11/30/2018	$11,148	$12,029	$10,606
12/31/2018	$10,899	$11,765	$10,772
1/31/2019	$11,361	$12,306	$10,920
2/28/2019	$11,613	$12,513	$10,932
3/31/2019	$11,721	$12,636	$11,130
4/30/2019	$11,827	$12,813	$11,145
5/31/2019	$11,574	$12,650	$11,316
6/30/2019	$11,970	$12,960	$11,476
7/31/2019	$11,969	$13,026	$11,510
8/31/2019	$12,001	$13,077	$11,770
9/30/2019	$11,999	$13,119	$11,719
10/31/2019	$12,068	$13,149	$11,757
11/30/2019	$12,210	$13,185	$11,755
12/31/2019	$12,463	$13,461	$11,773
1/31/2020	$12,421	$13,461	$11,984
2/29/2020	$12,157	$13,253	$12,163
3/31/2020	$11,152	$11,693	$11,926
4/30/2020	$11,521	$12,138	$12,165
5/31/2020	$11,890	$12,688	$12,278
6/30/2020	$11,958	$12,809	$12,381
7/31/2020	$12,401	$13,417	$12,598
8/31/2020	$12,581	$13,551	$12,525
9/30/2020	$12,498	$13,410	$12,503
10/31/2020	$12,490	$13,471	$12,458
11/30/2020	$12,898	$14,011	$12,621
12/31/2020	$13,077	$14,278	$12,664
1/31/2021	$13,028	$14,333	$12,585
2/28/2021	$12,982	$14,383	$12,422
3/31/2021	$12,968	$14,408	$12,278
4/30/2021	$13,071	$14,566	$12,381
5/31/2021	$13,020	$14,608	$12,428
6/30/2021	$13,161	$14,807	$12,519
7/31/2021	$13,303	$14,859	$12,645
8/31/2021	$13,368	$14,941	$12,636
9/30/2021	$13,201	$14,947	$12,528
10/31/2021	$13,189	$14,919	$12,518
11/30/2021	$13,061	$14,764	$12,533
12/31/2021	$13,322	$15,042	$12,525
1/31/2022	$12,888	$14,629	$12,250
2/28/2022	$12,808	$14,498	$12,083
3/31/2022	$12,689	$14,366	$11,759
4/30/2022	$12,219	$13,844	$11,320
5/31/2022	$12,142	$13,877	$11,383
6/30/2022	$11,352	$12,931	$11,155
7/31/2022	$11,989	$13,710	$11,436
8/31/2022	$11,711	$13,382	$11,138
9/30/2022	$11,275	$12,845	$10,658
10/31/2022	$11,640	$13,210	$10,541
11/30/2022	$11,807	$13,456	$10,935
12/31/2022	$11,694	$13,355	$10,897
1/31/2023	$12,145	$13,877	$11,235
2/28/2023	$11,952	$13,699	$10,959
3/31/2023	$12,054	$13,852	$11,216
4/30/2023	$12,115	$13,987	$11,285
5/31/2023	$12,056	$13,853	$11,168
6/30/2023	$12,246	$14,079	$11,151
7/31/2023	$12,393	$14,280	$11,162
8/31/2023	$12,457	$14,322	$11,094
9/30/2023	$12,276	$14,154	$10,830
10/31/2023	$12,137	$13,977	$10,667
11/30/2023	$12,596	$14,615	$11,147
12/31/2023	$13,014	$15,155	$11,570
1/31/2024	$13,044	$15,158	$11,542
2/29/2024	$13,073	$15,203	$11,404
3/31/2024	$13,234	$15,384	$11,516
4/30/2024	$13,172	$15,230	$11,247
5/31/2024	$13,287	$15,403	$11,433
6/30/2024	$13,406	$15,551	$11,538
7/31/2024	$13,617	$15,857	$11,800
8/31/2024	$13,785	$16,109	$11,973
9/30/2024	$13,906	$16,372	$12,138
10/31/2024	$13,848	$16,282	$11,862
11/30/2024	$14,018	$16,468	$11,987
12/31/2024	$14,050	$16,398	$11,806
1/31/2025	$14,223	$16,624	$11,877
2/28/2025	$14,303	$16,732	$12,123
3/31/2025	$14,150	$16,553	$12,120
4/30/2025	$14,089	$16,553	$12,163
5/31/2025	$14,357	$16,831	$12,101
6/30/2025	$14,628	$17,144	$12,289
7/31/2025	$14,660	$17,213	$12,272
8/31/2025	$14,837	$17,422	$12,419

High Yield Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	6.80	3.04	4.02
Class C with Load	5.80	3.04	4.02
ICE BofA U.S. High Yield Constrained Index	8.15	5.15	5.71
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

KEY FUND STATISTICS

Total net assets	$241,568,319
# of portfolio holdings	279
Portfolio turnover rate	62%
Total advisory fees paid	$1,121,791

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	1.3
BB/Ba	51.0
B/B	34.7
CCC/Caa and below	11.3
Not rated	1.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5‑1‑2026	1.4
EchoStar Corp., 6.75%, 11‑30‑2030	1.2
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Enviva, Inc.	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Cloud Software Group, Inc., 9.00%, 9‑30‑2029	1.0
CommScope, Inc., 9.07%, 12‑17‑2029	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
Brandywine Operating Partnership LP, 8.88%, 4‑12‑2029	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4515 08-25

Annual Shareholder Report

High Yield Bond Fund

August 31, 2025

Class A

EKHAX

This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$92	0.89%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Security selection contributed to performance, especially within the information technology, energy, and utilities sectors, as well as in BB-rated bonds. Ratings allocation detracted slightly, with an underweight to CCC rated bonds—which outperformed—during the period. Allocations to real estate, health care, and financial services contributed to performance. Overweights to energy and utilities and an underweight to media detracted from relative performance.

Total return based on a $10,000 investment

	Class A with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$9,547	$10,000	$10,000
9/30/2015	$9,248	$9,744	$10,039
10/31/2015	$9,584	$10,008	$10,071
11/30/2015	$9,435	$9,785	$10,035
12/31/2015	$9,377	$9,533	$9,984
1/31/2016	$9,348	$9,382	$10,095
2/29/2016	$9,443	$9,426	$10,166
3/31/2016	$9,724	$9,842	$10,291
4/30/2016	$9,880	$10,236	$10,361
5/31/2016	$9,914	$10,310	$10,369
6/30/2016	$9,980	$10,421	$10,552
7/31/2016	$10,234	$10,685	$10,639
8/31/2016	$10,430	$10,922	$10,650
9/30/2016	$10,467	$10,993	$10,653
10/31/2016	$10,442	$11,027	$10,582
11/30/2016	$10,356	$10,984	$10,344
12/31/2016	$10,554	$11,200	$10,375
1/31/2017	$10,622	$11,350	$10,411
2/28/2017	$10,824	$11,527	$10,492
3/31/2017	$10,799	$11,503	$10,488
4/30/2017	$10,965	$11,633	$10,575
5/31/2017	$11,039	$11,737	$10,657
6/30/2017	$11,078	$11,749	$10,648
7/31/2017	$11,214	$11,885	$10,701
8/31/2017	$11,189	$11,882	$10,793
9/30/2017	$11,263	$11,988	$10,755
10/31/2017	$11,302	$12,035	$10,768
11/30/2017	$11,308	$12,003	$10,752
12/31/2017	$11,280	$12,038	$10,799
1/31/2018	$11,318	$12,115	$10,695
2/28/2018	$11,193	$12,002	$10,594
3/31/2018	$11,097	$11,928	$10,647
4/30/2018	$11,068	$12,007	$10,576
5/31/2018	$11,077	$12,006	$10,634
6/30/2018	$11,082	$12,047	$10,619
7/31/2018	$11,223	$12,182	$10,641
8/31/2018	$11,265	$12,270	$10,693
9/30/2018	$11,270	$12,341	$10,647
10/31/2018	$10,966	$12,139	$10,558
11/30/2018	$10,904	$12,029	$10,606
12/31/2018	$10,667	$11,765	$10,772
1/31/2019	$11,127	$12,306	$10,920
2/28/2019	$11,380	$12,513	$10,932
3/31/2019	$11,493	$12,636	$11,130
4/30/2019	$11,640	$12,813	$11,145
5/31/2019	$11,363	$12,650	$11,316
6/30/2019	$11,760	$12,960	$11,476
7/31/2019	$11,801	$13,026	$11,510
8/31/2019	$11,805	$13,077	$11,770
9/30/2019	$11,809	$13,119	$11,719
10/31/2019	$11,886	$13,149	$11,757
11/30/2019	$12,033	$13,185	$11,755
12/31/2019	$12,290	$13,461	$11,773
1/31/2020	$12,293	$13,461	$11,984
2/29/2020	$12,003	$13,253	$12,163
3/31/2020	$11,018	$11,693	$11,926
4/30/2020	$11,426	$12,138	$12,165
5/31/2020	$11,761	$12,688	$12,278
6/30/2020	$11,874	$12,809	$12,381
7/31/2020	$12,320	$13,417	$12,598
8/31/2020	$12,432	$13,551	$12,525
9/30/2020	$12,357	$13,410	$12,503
10/31/2020	$12,357	$13,471	$12,458
11/30/2020	$12,769	$14,011	$12,621
12/31/2020	$12,955	$14,278	$12,664
1/31/2021	$12,916	$14,333	$12,585
2/28/2021	$12,877	$14,383	$12,422
3/31/2021	$12,871	$14,408	$12,278
4/30/2021	$12,981	$14,566	$12,381
5/31/2021	$12,940	$14,608	$12,428
6/30/2021	$13,088	$14,807	$12,519
7/31/2021	$13,238	$14,859	$12,645
8/31/2021	$13,311	$14,941	$12,636
9/30/2021	$13,153	$14,947	$12,528
10/31/2021	$13,149	$14,919	$12,518
11/30/2021	$13,029	$14,764	$12,533
12/31/2021	$13,299	$15,042	$12,525
1/31/2022	$12,873	$14,629	$12,250
2/28/2022	$12,799	$14,498	$12,083
3/31/2022	$12,689	$14,366	$11,759
4/30/2022	$12,225	$13,844	$11,320
5/31/2022	$12,155	$13,877	$11,383
6/30/2022	$11,369	$12,931	$11,155
7/31/2022	$12,017	$13,710	$11,436
8/31/2022	$11,745	$13,382	$11,138
9/30/2022	$11,313	$12,845	$10,658
10/31/2022	$11,688	$13,210	$10,541
11/30/2022	$11,863	$13,456	$10,935
12/31/2022	$11,797	$13,355	$10,897
1/31/2023	$12,219	$13,877	$11,235
2/28/2023	$12,073	$13,699	$10,959
3/31/2023	$12,142	$13,852	$11,216
4/30/2023	$12,252	$13,987	$11,285
5/31/2023	$12,158	$13,853	$11,168
6/30/2023	$12,358	$14,079	$11,151
7/31/2023	$12,557	$14,280	$11,162
8/31/2023	$12,587	$14,322	$11,094
9/30/2023	$12,403	$14,154	$10,830
10/31/2023	$12,263	$13,977	$10,667
11/30/2023	$12,727	$14,615	$11,147
12/31/2023	$13,149	$15,155	$11,570
1/31/2024	$13,180	$15,158	$11,542
2/29/2024	$13,210	$15,203	$11,404
3/31/2024	$13,372	$15,384	$11,516
4/30/2024	$13,309	$15,230	$11,247
5/31/2024	$13,426	$15,403	$11,433
6/30/2024	$13,546	$15,551	$11,538
7/31/2024	$13,759	$15,857	$11,800
8/31/2024	$13,928	$16,109	$11,973
9/30/2024	$14,050	$16,372	$12,138
10/31/2024	$13,993	$16,282	$11,862
11/30/2024	$14,164	$16,468	$11,987
12/31/2024	$14,196	$16,398	$11,806
1/31/2025	$14,371	$16,624	$11,877
2/28/2025	$14,452	$16,732	$12,123
3/31/2025	$14,297	$16,553	$12,120
4/30/2025	$14,235	$16,553	$12,163
5/31/2025	$14,507	$16,831	$12,101
6/30/2025	$14,781	$17,144	$12,289
7/31/2025	$14,813	$17,213	$12,272
8/31/2025	$14,991	$17,422	$12,419

High Yield Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	7.63	3.82	4.62
Class A with Load	2.89	2.85	4.13
ICE BofA U.S. High Yield Constrained Index	8.15	5.15	5.71
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

KEY FUND STATISTICS

Total net assets	$241,568,319
# of portfolio holdings	279
Portfolio turnover rate	62%
Total advisory fees paid	$1,121,791

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	1.3
BB/Ba	51.0
B/B	34.7
CCC/Caa and below	11.3
Not rated	1.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5‑1‑2026	1.4
EchoStar Corp., 6.75%, 11‑30‑2030	1.2
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Enviva, Inc.	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Cloud Software Group, Inc., 9.00%, 9‑30‑2029	1.0
CommScope, Inc., 9.07%, 12‑17‑2029	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
Brandywine Operating Partnership LP, 8.88%, 4‑12‑2029	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4323 08-25

Annual Shareholder Report

High Yield Bond Fund

August 31, 2025

Administrator Class

EKHYX

This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$81	0.78%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), also saw spreads widen and then narrow to levels below their three- and five-year averages.

Security selection contributed to performance, especially within the information technology, energy, and utilities sectors, as well as in BB-rated bonds. Ratings allocation detracted slightly, with an underweight to CCC rated bonds—which outperformed—during the period. Allocations to real estate, health care, and financial services contributed to performance. Overweights to energy and utilities and an underweight to media detracted from relative performance.

Total return based on a $10,000 investment

	Administrator Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,721	$9,744	$10,039
10/31/2015	$10,075	$10,008	$10,071
11/30/2015	$9,920	$9,785	$10,035
12/31/2015	$9,862	$9,533	$9,984
1/31/2016	$9,801	$9,382	$10,095
2/29/2016	$9,934	$9,426	$10,166
3/31/2016	$10,231	$9,842	$10,291
4/30/2016	$10,365	$10,236	$10,361
5/31/2016	$10,402	$10,310	$10,369
6/30/2016	$10,473	$10,421	$10,552
7/31/2016	$10,775	$10,685	$10,639
8/31/2016	$10,948	$10,922	$10,650
9/30/2016	$10,989	$10,993	$10,653
10/31/2016	$10,997	$11,027	$10,582
11/30/2016	$10,874	$10,984	$10,344
12/31/2016	$11,084	$11,200	$10,375
1/31/2017	$11,157	$11,350	$10,411
2/28/2017	$11,370	$11,527	$10,492
3/31/2017	$11,345	$11,503	$10,488
4/30/2017	$11,521	$11,633	$10,575
5/31/2017	$11,633	$11,737	$10,657
6/30/2017	$11,642	$11,749	$10,648
7/31/2017	$11,786	$11,885	$10,701
8/31/2017	$11,796	$11,882	$10,793
9/30/2017	$11,839	$11,988	$10,755
10/31/2017	$11,882	$12,035	$10,768
11/30/2017	$11,889	$12,003	$10,752
12/31/2017	$11,897	$12,038	$10,799
1/31/2018	$11,903	$12,115	$10,695
2/28/2018	$11,773	$12,002	$10,594
3/31/2018	$11,673	$11,928	$10,647
4/30/2018	$11,680	$12,007	$10,576
5/31/2018	$11,654	$12,006	$10,634
6/30/2018	$11,661	$12,047	$10,619
7/31/2018	$11,810	$12,182	$10,641
8/31/2018	$11,893	$12,270	$10,693
9/30/2018	$11,863	$12,341	$10,647
10/31/2018	$11,544	$12,139	$10,558
11/30/2018	$11,516	$12,029	$10,606
12/31/2018	$11,232	$11,765	$10,772
1/31/2019	$11,717	$12,306	$10,920
2/28/2019	$12,022	$12,513	$10,932
3/31/2019	$12,105	$12,636	$11,130
4/30/2019	$12,261	$12,813	$11,145
5/31/2019	$11,971	$12,650	$11,316
6/30/2019	$12,390	$12,960	$11,476
7/31/2019	$12,435	$13,026	$11,510
8/31/2019	$12,440	$13,077	$11,770
9/30/2019	$12,484	$13,119	$11,719
10/31/2019	$12,528	$13,149	$11,757
11/30/2019	$12,723	$13,185	$11,755
12/31/2019	$12,957	$13,461	$11,773
1/31/2020	$12,962	$13,461	$11,984
2/29/2020	$12,657	$13,253	$12,163
3/31/2020	$11,659	$11,693	$11,926
4/30/2020	$12,051	$12,138	$12,165
5/31/2020	$12,445	$12,688	$12,278
6/30/2020	$12,527	$12,809	$12,381
7/31/2020	$12,999	$13,417	$12,598
8/31/2020	$13,157	$13,551	$12,525
9/30/2020	$13,041	$13,410	$12,503
10/31/2020	$13,042	$13,471	$12,458
11/30/2020	$13,478	$14,011	$12,621
12/31/2020	$13,676	$14,278	$12,664
1/31/2021	$13,636	$14,333	$12,585
2/28/2021	$13,597	$14,383	$12,422
3/31/2021	$13,592	$14,408	$12,278
4/30/2021	$13,710	$14,566	$12,381
5/31/2021	$13,707	$14,608	$12,428
6/30/2021	$13,866	$14,807	$12,519
7/31/2021	$13,985	$14,859	$12,645
8/31/2021	$14,104	$14,941	$12,636
9/30/2021	$13,939	$14,947	$12,528
10/31/2021	$13,895	$14,919	$12,518
11/30/2021	$13,811	$14,764	$12,533
12/31/2021	$14,056	$15,042	$12,525
1/31/2022	$13,649	$14,629	$12,250
2/28/2022	$13,573	$14,498	$12,083
3/31/2022	$13,457	$14,366	$11,759
4/30/2022	$12,926	$13,844	$11,320
5/31/2022	$12,896	$13,877	$11,383
6/30/2022	$12,066	$12,931	$11,155
7/31/2022	$12,710	$13,710	$11,436
8/31/2022	$12,424	$13,382	$11,138
9/30/2022	$12,011	$12,845	$10,658
10/31/2022	$12,366	$13,210	$10,541
11/30/2022	$12,596	$13,456	$10,935
12/31/2022	$12,484	$13,355	$10,897
1/31/2023	$12,976	$13,877	$11,235
2/28/2023	$12,778	$13,699	$10,959
3/31/2023	$12,897	$13,852	$11,216
4/30/2023	$12,971	$13,987	$11,285
5/31/2023	$12,873	$13,853	$11,168
6/30/2023	$13,086	$14,079	$11,151
7/31/2023	$13,298	$14,280	$11,162
8/31/2023	$13,331	$14,322	$11,094
9/30/2023	$13,184	$14,154	$10,830
10/31/2023	$12,991	$13,977	$10,667
11/30/2023	$13,530	$14,615	$11,147
12/31/2023	$13,932	$15,155	$11,570
1/31/2024	$13,967	$15,158	$11,542
2/29/2024	$13,999	$15,203	$11,404
3/31/2024	$14,220	$15,384	$11,516
4/30/2024	$14,107	$15,230	$11,247
5/31/2024	$14,233	$15,403	$11,433
6/30/2024	$14,362	$15,551	$11,538
7/31/2024	$14,637	$15,857	$11,800
8/31/2024	$14,770	$16,109	$11,973
9/30/2024	$14,901	$16,372	$12,138
10/31/2024	$14,890	$16,282	$11,862
11/30/2024	$15,024	$16,468	$11,987
12/31/2024	$15,060	$16,398	$11,806
1/31/2025	$15,247	$16,624	$11,877
2/28/2025	$15,335	$16,732	$12,123
3/31/2025	$15,172	$16,553	$12,120
4/30/2025	$15,159	$16,553	$12,163
5/31/2025	$15,398	$16,831	$12,101
6/30/2025	$15,741	$17,144	$12,289
7/31/2025	$15,777	$17,213	$12,272
8/31/2025	$15,915	$17,422	$12,419

High Yield Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	7.75	3.88	4.76
ICE BofA U.S. High Yield Constrained Index	8.15	5.15	5.71
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

KEY FUND STATISTICS

Total net assets	$241,568,319
# of portfolio holdings	279
Portfolio turnover rate	62%
Total advisory fees paid	$1,121,791

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

BBB/Baa	1.3
BB/Ba	51.0
B/B	34.7
CCC/Caa and below	11.3
Not rated	1.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCM Merger, Inc., 6.38%, 5‑1‑2026	1.4
EchoStar Corp., 6.75%, 11‑30‑2030	1.2
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Enviva, Inc.	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Cloud Software Group, Inc., 9.00%, 9‑30‑2029	1.0
CommScope, Inc., 9.07%, 12‑17‑2029	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
Brandywine Operating Partnership LP, 8.88%, 4‑12‑2029	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund. At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0746 08-25

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2025

Institutional Class

WSGIX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,035	$10,030	$10,068
10/31/2015	$10,020	$10,020	$10,069
11/30/2015	$10,005	$9,996	$10,043
12/31/2015	$9,990	$9,987	$10,010
1/31/2016	$10,055	$10,047	$10,148
2/29/2016	$10,070	$10,058	$10,220
3/31/2016	$10,085	$10,076	$10,314
4/30/2016	$10,090	$10,080	$10,353
5/31/2016	$10,085	$10,069	$10,356
6/30/2016	$10,142	$10,129	$10,542
7/31/2016	$10,149	$10,123	$10,609
8/31/2016	$10,137	$10,106	$10,597
9/30/2016	$10,164	$10,119	$10,590
10/31/2016	$10,161	$10,112	$10,509
11/30/2016	$10,106	$10,070	$10,261
12/31/2016	$10,112	$10,073	$10,275
1/31/2017	$10,128	$10,087	$10,295
2/28/2017	$10,143	$10,097	$10,365
3/31/2017	$10,147	$10,101	$10,359
4/30/2017	$10,173	$10,116	$10,439
5/31/2017	$10,189	$10,129	$10,519
6/30/2017	$10,174	$10,121	$10,509
7/31/2017	$10,202	$10,143	$10,554
8/31/2017	$10,219	$10,162	$10,649
9/30/2017	$10,216	$10,146	$10,598
10/31/2017	$10,213	$10,139	$10,604
11/30/2017	$10,190	$10,117	$10,591
12/31/2017	$10,189	$10,118	$10,639
1/31/2018	$10,157	$10,088	$10,517
2/28/2018	$10,155	$10,083	$10,417
3/31/2018	$10,175	$10,103	$10,484
4/30/2018	$10,153	$10,086	$10,406
5/31/2018	$10,163	$10,123	$10,480
6/30/2018	$10,174	$10,125	$10,467
7/31/2018	$10,176	$10,123	$10,470
8/31/2018	$10,199	$10,157	$10,537
9/30/2018	$10,191	$10,145	$10,469
10/31/2018	$10,195	$10,159	$10,386
11/30/2018	$10,230	$10,196	$10,448
12/31/2018	$10,298	$10,278	$10,640
1/31/2019	$10,335	$10,305	$10,753
2/28/2019	$10,338	$10,316	$10,747
3/31/2019	$10,408	$10,380	$10,954
4/30/2019	$10,432	$10,401	$10,956
5/31/2019	$10,511	$10,477	$11,151
6/30/2019	$10,556	$10,531	$11,291
7/31/2019	$10,558	$10,520	$11,316
8/31/2019	$10,636	$10,605	$11,609
9/30/2019	$10,627	$10,593	$11,547
10/31/2019	$10,662	$10,628	$11,582
11/30/2019	$10,651	$10,624	$11,576
12/31/2019	$10,666	$10,647	$11,568
1/31/2020	$10,743	$10,705	$11,791
2/29/2020	$10,855	$10,801	$12,003
3/31/2020	$10,867	$10,937	$11,932
4/30/2020	$10,956	$10,953	$12,144
5/31/2020	$10,990	$10,961	$12,201
6/30/2020	$11,012	$10,965	$12,278
7/31/2020	$11,009	$10,975	$12,461
8/31/2020	$11,038	$10,974	$12,360
9/30/2020	$11,044	$10,976	$12,354
10/31/2020	$11,048	$10,972	$12,298
11/30/2020	$11,050	$10,976	$12,419
12/31/2020	$11,064	$10,982	$12,436
1/31/2021	$11,076	$10,985	$12,347
2/28/2021	$11,065	$10,979	$12,169
3/31/2021	$11,065	$10,976	$12,017
4/30/2021	$11,064	$10,981	$12,112
5/31/2021	$11,053	$10,991	$12,151
6/30/2021	$11,019	$10,972	$12,237
7/31/2021	$11,030	$10,991	$12,374
8/31/2021	$11,018	$10,990	$12,350
9/30/2021	$11,017	$10,979	$12,243
10/31/2021	$10,983	$10,944	$12,240
11/30/2021	$10,950	$10,939	$12,276
12/31/2021	$10,929	$10,916	$12,245
1/31/2022	$10,850	$10,839	$11,981
2/28/2022	$10,782	$10,795	$11,847
3/31/2022	$10,614	$10,643	$11,518
4/30/2022	$10,526	$10,593	$11,081
5/31/2022	$10,566	$10,655	$11,152
6/30/2022	$10,481	$10,588	$10,977
7/31/2022	$10,526	$10,632	$11,246
8/31/2022	$10,445	$10,548	$10,928
9/30/2022	$10,260	$10,424	$10,456
10/31/2022	$10,190	$10,414	$10,320
11/30/2022	$10,284	$10,482	$10,700
12/31/2022	$10,310	$10,501	$10,651
1/31/2023	$10,429	$10,578	$10,979
2/28/2023	$10,351	$10,497	$10,695
3/31/2023	$10,449	$10,668	$10,967
4/30/2023	$10,491	$10,696	$11,033
5/31/2023	$10,452	$10,659	$10,913
6/30/2023	$10,401	$10,605	$10,874
7/31/2023	$10,435	$10,642	$10,867
8/31/2023	$10,473	$10,684	$10,797
9/30/2023	$10,453	$10,682	$10,523
10/31/2023	$10,470	$10,718	$10,357
11/30/2023	$10,632	$10,829	$10,826
12/31/2023	$10,784	$10,954	$11,240
1/31/2024	$10,838	$10,994	$11,210
2/29/2024	$10,807	$10,947	$11,051
3/31/2024	$10,862	$10,985	$11,153
4/30/2024	$10,832	$10,945	$10,871
5/31/2024	$10,902	$11,021	$11,056
6/30/2024	$10,985	$11,085	$11,160
7/31/2024	$11,104	$11,214	$11,421
8/31/2024	$11,212	$11,315	$11,585
9/30/2024	$11,317	$11,406	$11,740
10/31/2024	$11,247	$11,338	$11,449
11/30/2024	$11,277	$11,371	$11,570
12/31/2024	$11,296	$11,396	$11,381
1/31/2025	$11,351	$11,446	$11,441
2/28/2025	$11,445	$11,527	$11,693
3/31/2025	$11,502	$11,581	$11,697
4/30/2025	$11,584	$11,675	$11,743
5/31/2025	$11,562	$11,648	$11,659
6/30/2025	$11,644	$11,719	$11,839
7/31/2025	$11,647	$11,712	$11,807
8/31/2025	$11,742	$11,814	$11,949

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	4.73	1.24	1.62
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$206,900,856
# of portfolio holdings	71
Portfolio turnover rate	187%
Total advisory fees paid	$483,557

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3145 08-25

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2025

Class R6

MSDRX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.37%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Total return based on a $10,000 investment

	Class R6	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,025	$10,030	$10,068
10/31/2015	$10,021	$10,020	$10,069
11/30/2015	$10,006	$9,996	$10,043
12/31/2015	$9,992	$9,987	$10,010
1/31/2016	$10,058	$10,047	$10,148
2/29/2016	$10,063	$10,058	$10,220
3/31/2016	$10,088	$10,076	$10,314
4/30/2016	$10,093	$10,080	$10,353
5/31/2016	$10,079	$10,069	$10,356
6/30/2016	$10,147	$10,129	$10,542
7/31/2016	$10,154	$10,123	$10,609
8/31/2016	$10,132	$10,106	$10,597
9/30/2016	$10,160	$10,119	$10,590
10/31/2016	$10,167	$10,112	$10,509
11/30/2016	$10,112	$10,070	$10,261
12/31/2016	$10,119	$10,073	$10,275
1/31/2017	$10,125	$10,087	$10,295
2/28/2017	$10,150	$10,097	$10,365
3/31/2017	$10,156	$10,101	$10,359
4/30/2017	$10,182	$10,116	$10,439
5/31/2017	$10,198	$10,129	$10,519
6/30/2017	$10,184	$10,121	$10,509
7/31/2017	$10,212	$10,143	$10,554
8/31/2017	$10,229	$10,162	$10,649
9/30/2017	$10,226	$10,146	$10,598
10/31/2017	$10,214	$10,139	$10,604
11/30/2017	$10,202	$10,117	$10,591
12/31/2017	$10,202	$10,118	$10,639
1/31/2018	$10,170	$10,088	$10,517
2/28/2018	$10,168	$10,083	$10,417
3/31/2018	$10,189	$10,103	$10,484
4/30/2018	$10,167	$10,086	$10,406
5/31/2018	$10,178	$10,123	$10,480
6/30/2018	$10,189	$10,125	$10,467
7/31/2018	$10,191	$10,123	$10,470
8/31/2018	$10,215	$10,157	$10,537
9/30/2018	$10,208	$10,145	$10,469
10/31/2018	$10,212	$10,159	$10,386
11/30/2018	$10,247	$10,196	$10,448
12/31/2018	$10,316	$10,278	$10,640
1/31/2019	$10,353	$10,305	$10,753
2/28/2019	$10,357	$10,316	$10,747
3/31/2019	$10,427	$10,380	$10,954
4/30/2019	$10,452	$10,401	$10,956
5/31/2019	$10,531	$10,477	$11,151
6/30/2019	$10,577	$10,531	$11,291
7/31/2019	$10,580	$10,520	$11,316
8/31/2019	$10,658	$10,605	$11,609
9/30/2019	$10,661	$10,593	$11,547
10/31/2019	$10,685	$10,628	$11,582
11/30/2019	$10,675	$10,624	$11,576
12/31/2019	$10,701	$10,647	$11,568
1/31/2020	$10,767	$10,705	$11,791
2/29/2020	$10,879	$10,801	$12,003
3/31/2020	$10,892	$10,937	$11,932
4/30/2020	$10,982	$10,953	$12,144
5/31/2020	$11,016	$10,961	$12,201
6/30/2020	$11,038	$10,965	$12,278
7/31/2020	$11,037	$10,975	$12,461
8/31/2020	$11,066	$10,974	$12,360
9/30/2020	$11,072	$10,976	$12,354
10/31/2020	$11,076	$10,972	$12,298
11/30/2020	$11,080	$10,976	$12,419
12/31/2020	$11,093	$10,982	$12,436
1/31/2021	$11,106	$10,985	$12,347
2/28/2021	$11,095	$10,979	$12,169
3/31/2021	$11,096	$10,976	$12,017
4/30/2021	$11,096	$10,981	$12,112
5/31/2021	$11,085	$10,991	$12,151
6/30/2021	$11,052	$10,972	$12,237
7/31/2021	$11,063	$10,991	$12,374
8/31/2021	$11,052	$10,990	$12,350
9/30/2021	$11,052	$10,979	$12,243
10/31/2021	$11,018	$10,944	$12,240
11/30/2021	$10,986	$10,939	$12,276
12/31/2021	$10,964	$10,916	$12,245
1/31/2022	$10,886	$10,839	$11,981
2/28/2022	$10,807	$10,795	$11,847
3/31/2022	$10,650	$10,643	$11,518
4/30/2022	$10,551	$10,593	$11,081
5/31/2022	$10,603	$10,655	$11,152
6/30/2022	$10,519	$10,588	$10,977
7/31/2022	$10,553	$10,632	$11,246
8/31/2022	$10,472	$10,548	$10,928
9/30/2022	$10,299	$10,424	$10,456
10/31/2022	$10,218	$10,414	$10,320
11/30/2022	$10,325	$10,482	$10,700
12/31/2022	$10,351	$10,501	$10,651
1/31/2023	$10,471	$10,578	$10,979
2/28/2023	$10,381	$10,497	$10,695
3/31/2023	$10,492	$10,668	$10,967
4/30/2023	$10,534	$10,696	$11,033
5/31/2023	$10,495	$10,659	$10,913
6/30/2023	$10,445	$10,605	$10,874
7/31/2023	$10,480	$10,642	$10,867
8/31/2023	$10,518	$10,684	$10,797
9/30/2023	$10,498	$10,682	$10,523
10/31/2023	$10,516	$10,718	$10,357
11/30/2023	$10,679	$10,829	$10,826
12/31/2023	$10,831	$10,954	$11,240
1/31/2024	$10,886	$10,994	$11,210
2/29/2024	$10,856	$10,947	$11,051
3/31/2024	$10,911	$10,985	$11,153
4/30/2024	$10,869	$10,945	$10,871
5/31/2024	$10,953	$11,021	$11,056
6/30/2024	$11,036	$11,085	$11,160
7/31/2024	$11,156	$11,214	$11,421
8/31/2024	$11,252	$11,315	$11,585
9/30/2024	$11,371	$11,406	$11,740
10/31/2024	$11,301	$11,338	$11,449
11/30/2024	$11,332	$11,371	$11,570
12/31/2024	$11,351	$11,396	$11,381
1/31/2025	$11,408	$11,446	$11,441
2/28/2025	$11,502	$11,527	$11,693
3/31/2025	$11,560	$11,581	$11,697
4/30/2025	$11,643	$11,675	$11,743
5/31/2025	$11,622	$11,648	$11,659
6/30/2025	$11,704	$11,719	$11,839
7/31/2025	$11,708	$11,712	$11,807
8/31/2025	$11,803	$11,814	$11,949

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	4.89	1.30	1.67
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$206,900,856
# of portfolio holdings	71
Portfolio turnover rate	187%
Total advisory fees paid	$483,557

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4656 08-25

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2025

Class C

MSDCX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$155	1.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,026	$10,030	$10,068
10/31/2015	$10,002	$10,020	$10,069
11/30/2015	$9,978	$9,996	$10,043
12/31/2015	$9,953	$9,987	$10,010
1/31/2016	$10,009	$10,047	$10,148
2/29/2016	$10,015	$10,058	$10,220
3/31/2016	$10,020	$10,076	$10,314
4/30/2016	$10,016	$10,080	$10,353
5/31/2016	$10,002	$10,069	$10,356
6/30/2016	$10,060	$10,129	$10,542
7/31/2016	$10,047	$10,123	$10,609
8/31/2016	$10,025	$10,106	$10,597
9/30/2016	$10,043	$10,119	$10,590
10/31/2016	$10,030	$10,112	$10,509
11/30/2016	$9,977	$10,070	$10,261
12/31/2016	$9,963	$10,073	$10,275
1/31/2017	$9,970	$10,087	$10,295
2/28/2017	$9,976	$10,097	$10,365
3/31/2017	$9,981	$10,101	$10,359
4/30/2017	$9,987	$10,116	$10,439
5/31/2017	$9,994	$10,129	$10,519
6/30/2017	$9,980	$10,121	$10,509
7/31/2017	$9,988	$10,143	$10,554
8/31/2017	$9,995	$10,162	$10,649
9/30/2017	$9,983	$10,146	$10,598
10/31/2017	$9,970	$10,139	$10,604
11/30/2017	$9,939	$10,117	$10,591
12/31/2017	$9,939	$10,118	$10,639
1/31/2018	$9,888	$10,088	$10,517
2/28/2018	$9,878	$10,083	$10,417
3/31/2018	$9,888	$10,103	$10,484
4/30/2018	$9,858	$10,086	$10,406
5/31/2018	$9,869	$10,123	$10,480
6/30/2018	$9,860	$10,125	$10,467
7/31/2018	$9,852	$10,123	$10,470
8/31/2018	$9,865	$10,157	$10,537
9/30/2018	$9,849	$10,145	$10,469
10/31/2018	$9,843	$10,159	$10,386
11/30/2018	$9,868	$10,196	$10,448
12/31/2018	$9,925	$10,278	$10,640
1/31/2019	$9,950	$10,305	$10,753
2/28/2019	$9,946	$10,316	$10,747
3/31/2019	$10,003	$10,380	$10,954
4/30/2019	$10,017	$10,401	$10,956
5/31/2019	$10,083	$10,477	$11,151
6/30/2019	$10,118	$10,531	$11,291
7/31/2019	$10,110	$10,520	$11,316
8/31/2019	$10,175	$10,605	$11,609
9/30/2019	$10,168	$10,593	$11,547
10/31/2019	$10,181	$10,628	$11,582
11/30/2019	$10,161	$10,624	$11,576
12/31/2019	$10,177	$10,647	$11,568
1/31/2020	$10,230	$10,705	$11,791
2/29/2020	$10,327	$10,801	$12,003
3/31/2020	$10,329	$10,937	$11,932
4/30/2020	$10,404	$10,953	$12,144
5/31/2020	$10,426	$10,961	$12,201
6/30/2020	$10,438	$10,965	$12,278
7/31/2020	$10,426	$10,975	$12,461
8/31/2020	$10,444	$10,974	$12,360
9/30/2020	$10,439	$10,976	$12,354
10/31/2020	$10,433	$10,972	$12,298
11/30/2020	$10,426	$10,976	$12,419
12/31/2020	$10,429	$10,982	$12,436
1/31/2021	$10,430	$10,985	$12,347
2/28/2021	$10,411	$10,979	$12,169
3/31/2021	$10,401	$10,976	$12,017
4/30/2021	$10,391	$10,981	$12,112
5/31/2021	$10,371	$10,991	$12,151
6/30/2021	$10,329	$10,972	$12,237
7/31/2021	$10,330	$10,991	$12,374
8/31/2021	$10,309	$10,990	$12,350
9/30/2021	$10,299	$10,979	$12,243
10/31/2021	$10,247	$10,944	$12,240
11/30/2021	$10,218	$10,939	$12,276
12/31/2021	$10,188	$10,916	$12,245
1/31/2022	$10,105	$10,839	$11,981
2/28/2022	$10,023	$10,795	$11,847
3/31/2022	$9,867	$10,643	$11,518
4/30/2022	$9,765	$10,593	$11,081
5/31/2022	$9,803	$10,655	$11,152
6/30/2022	$9,716	$10,588	$10,977
7/31/2022	$9,748	$10,632	$11,246
8/31/2022	$9,664	$10,548	$10,928
9/30/2022	$9,484	$10,424	$10,456
10/31/2022	$9,411	$10,414	$10,320
11/30/2022	$9,489	$10,482	$10,700
12/31/2022	$9,504	$10,501	$10,651
1/31/2023	$9,605	$10,578	$10,979
2/28/2023	$9,525	$10,497	$10,695
3/31/2023	$9,606	$10,668	$10,967
4/30/2023	$9,636	$10,696	$11,033
5/31/2023	$9,590	$10,659	$10,913
6/30/2023	$9,535	$10,605	$10,874
7/31/2023	$9,558	$10,642	$10,867
8/31/2023	$9,583	$10,684	$10,797
9/30/2023	$9,562	$10,682	$10,523
10/31/2023	$9,575	$10,718	$10,357
11/30/2023	$9,720	$10,829	$10,826
12/31/2023	$9,856	$10,954	$11,240
1/31/2024	$9,903	$10,994	$11,210
2/29/2024	$9,872	$10,947	$11,051
3/31/2024	$9,919	$10,985	$11,153
4/30/2024	$9,877	$10,945	$10,871
5/31/2024	$9,950	$11,021	$11,056
6/30/2024	$10,022	$11,085	$11,160
7/31/2024	$10,129	$11,214	$11,421
8/31/2024	$10,213	$11,315	$11,585
9/30/2024	$10,317	$11,406	$11,740
10/31/2024	$10,250	$11,338	$11,449
11/30/2024	$10,275	$11,371	$11,570
12/31/2024	$10,288	$11,396	$11,381
1/31/2025	$10,336	$11,446	$11,441
2/28/2025	$10,419	$11,527	$11,693
3/31/2025	$10,468	$11,581	$11,697
4/30/2025	$10,540	$11,675	$11,743
5/31/2025	$10,517	$11,648	$11,659
6/30/2025	$10,588	$11,719	$11,839
7/31/2025	$10,588	$11,712	$11,807
8/31/2025	$10,671	$11,814	$11,949

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	3.70	0.15	0.65
Class C with Load	2.70	0.15	0.65
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$206,900,856
# of portfolio holdings	71
Portfolio turnover rate	187%
Total advisory fees paid	$483,557

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0934 08-25

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2025

Class A

MSDAX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$78	0.76%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,800	$10,000	$10,000
9/30/2015	$9,822	$10,030	$10,068
10/31/2015	$9,814	$10,020	$10,069
11/30/2015	$9,796	$9,996	$10,043
12/31/2015	$9,779	$9,987	$10,010
1/31/2016	$9,840	$10,047	$10,148
2/29/2016	$9,841	$10,058	$10,220
3/31/2016	$9,862	$10,076	$10,314
4/30/2016	$9,855	$10,080	$10,353
5/31/2016	$9,847	$10,069	$10,356
6/30/2016	$9,910	$10,129	$10,542
7/31/2016	$9,904	$10,123	$10,609
8/31/2016	$9,888	$10,106	$10,597
9/30/2016	$9,913	$10,119	$10,590
10/31/2016	$9,916	$10,112	$10,509
11/30/2016	$9,859	$10,070	$10,261
12/31/2016	$9,862	$10,073	$10,275
1/31/2017	$9,864	$10,087	$10,295
2/28/2017	$9,886	$10,097	$10,365
3/31/2017	$9,888	$10,101	$10,359
4/30/2017	$9,910	$10,116	$10,439
5/31/2017	$9,923	$10,129	$10,519
6/30/2017	$9,905	$10,121	$10,509
7/31/2017	$9,919	$10,143	$10,554
8/31/2017	$9,932	$10,162	$10,649
9/30/2017	$9,926	$10,146	$10,598
10/31/2017	$9,920	$10,139	$10,604
11/30/2017	$9,895	$10,117	$10,591
12/31/2017	$9,902	$10,118	$10,639
1/31/2018	$9,857	$10,088	$10,517
2/28/2018	$9,852	$10,083	$10,417
3/31/2018	$9,869	$10,103	$10,484
4/30/2018	$9,844	$10,086	$10,406
5/31/2018	$9,862	$10,123	$10,480
6/30/2018	$9,859	$10,125	$10,467
7/31/2018	$9,857	$10,123	$10,470
8/31/2018	$9,877	$10,157	$10,537
9/30/2018	$9,867	$10,145	$10,469
10/31/2018	$9,867	$10,159	$10,386
11/30/2018	$9,908	$10,196	$10,448
12/31/2018	$9,961	$10,278	$10,640
1/31/2019	$9,994	$10,305	$10,753
2/28/2019	$9,994	$10,316	$10,747
3/31/2019	$10,069	$10,380	$10,954
4/30/2019	$10,079	$10,401	$10,956
5/31/2019	$10,152	$10,477	$11,151
6/30/2019	$10,193	$10,531	$11,291
7/31/2019	$10,192	$10,520	$11,316
8/31/2019	$10,264	$10,605	$11,609
9/30/2019	$10,263	$10,593	$11,547
10/31/2019	$10,283	$10,628	$11,582
11/30/2019	$10,280	$10,624	$11,576
12/31/2019	$10,291	$10,647	$11,568
1/31/2020	$10,362	$10,705	$11,791
2/29/2020	$10,456	$10,801	$12,003
3/31/2020	$10,475	$10,937	$11,932
4/30/2020	$10,548	$10,953	$12,144
5/31/2020	$10,577	$10,961	$12,201
6/30/2020	$10,595	$10,965	$12,278
7/31/2020	$10,600	$10,975	$12,461
8/31/2020	$10,614	$10,974	$12,360
9/30/2020	$10,616	$10,976	$12,354
10/31/2020	$10,617	$10,972	$12,298
11/30/2020	$10,627	$10,976	$12,419
12/31/2020	$10,637	$10,982	$12,436
1/31/2021	$10,634	$10,985	$12,347
2/28/2021	$10,620	$10,979	$12,169
3/31/2021	$10,617	$10,976	$12,017
4/30/2021	$10,614	$10,981	$12,112
5/31/2021	$10,600	$10,991	$12,151
6/30/2021	$10,575	$10,972	$12,237
7/31/2021	$10,571	$10,991	$12,374
8/31/2021	$10,567	$10,990	$12,350
9/30/2021	$10,564	$10,979	$12,243
10/31/2021	$10,517	$10,944	$12,240
11/30/2021	$10,493	$10,939	$12,276
12/31/2021	$10,458	$10,916	$12,245
1/31/2022	$10,390	$10,839	$11,981
2/28/2022	$10,311	$10,795	$11,847
3/31/2022	$10,158	$10,643	$11,518
4/30/2022	$10,059	$10,593	$11,081
5/31/2022	$10,106	$10,655	$11,152
6/30/2022	$10,022	$10,588	$10,977
7/31/2022	$10,050	$10,632	$11,246
8/31/2022	$9,970	$10,548	$10,928
9/30/2022	$9,790	$10,424	$10,456
10/31/2022	$9,721	$10,414	$10,320
11/30/2022	$9,819	$10,482	$10,700
12/31/2022	$9,840	$10,501	$10,651
1/31/2023	$9,951	$10,578	$10,979
2/28/2023	$9,863	$10,497	$10,695
3/31/2023	$9,964	$10,668	$10,967
4/30/2023	$10,001	$10,696	$11,033
5/31/2023	$9,960	$10,659	$10,913
6/30/2023	$9,909	$10,605	$10,874
7/31/2023	$9,939	$10,642	$10,867
8/31/2023	$9,972	$10,684	$10,797
9/30/2023	$9,950	$10,682	$10,523
10/31/2023	$9,963	$10,718	$10,357
11/30/2023	$10,114	$10,829	$10,826
12/31/2023	$10,256	$10,954	$11,240
1/31/2024	$10,305	$10,994	$11,210
2/29/2024	$10,273	$10,947	$11,051
3/31/2024	$10,321	$10,985	$11,153
4/30/2024	$10,278	$10,945	$10,871
5/31/2024	$10,354	$11,021	$11,056
6/30/2024	$10,429	$11,085	$11,160
7/31/2024	$10,539	$11,214	$11,421
8/31/2024	$10,627	$11,315	$11,585
9/30/2024	$10,736	$11,406	$11,740
10/31/2024	$10,666	$11,338	$11,449
11/30/2024	$10,691	$11,371	$11,570
12/31/2024	$10,706	$11,396	$11,381
1/31/2025	$10,755	$11,446	$11,441
2/28/2025	$10,841	$11,527	$11,693
3/31/2025	$10,892	$11,581	$11,697
4/30/2025	$10,967	$11,675	$11,743
5/31/2025	$10,943	$11,648	$11,659
6/30/2025	$11,018	$11,719	$11,839
7/31/2025	$11,017	$11,712	$11,807
8/31/2025	$11,103	$11,814	$11,949

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	4.49	0.90	1.26
Class A with Load	2.40	0.50	1.05
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$206,900,856
# of portfolio holdings	71
Portfolio turnover rate	187%
Total advisory fees paid	$483,557

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0932 08-25

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2025

Administrator Class

MNSGX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	0.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the past 12 months, markets began to anticipate rate cuts due to moderating inflation and mixed economic data. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating relative value trading opportunities, particularly among short duration bonds.

We added to our overweight to agency mortgages. We increased exposure to floating-rate collateralized mortgage obligations (CMOs) and newer-production hybrid adjustable-rate mortgages (ARMs). Partly offsetting that, we reduced our fixed-rate CMOs and short-maturity pass-throughs, which tightened to less-appealing levels.

We reduced our allocation to nongovernment bonds, particularly asset-backed securities (ABS). We cut our allocation in half to non-agency residential mortgage-backed securities (RMBS).

Security selection and sector positioning contributed to performance. In agency mortgages, CMOs were the largest contributors, followed by hybrid ARMs and pass-throughs. In nongovernment subsectors, contributors included single-asset/single-borrower commercial mortgage-backed securities, non-QM AAA-rated RMBS, and credit card and auto loan ABS.

There were no notable detractors from relative performance during the period.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,034	$10,030	$10,068
10/31/2015	$10,017	$10,020	$10,069
11/30/2015	$10,001	$9,996	$10,043
12/31/2015	$9,984	$9,987	$10,010
1/31/2016	$10,048	$10,047	$10,148
2/29/2016	$10,061	$10,058	$10,220
3/31/2016	$10,074	$10,076	$10,314
4/30/2016	$10,078	$10,080	$10,353
5/31/2016	$10,072	$10,069	$10,356
6/30/2016	$10,137	$10,129	$10,542
7/31/2016	$10,132	$10,123	$10,609
8/31/2016	$10,118	$10,106	$10,597
9/30/2016	$10,145	$10,119	$10,590
10/31/2016	$10,139	$10,112	$10,509
11/30/2016	$10,093	$10,070	$10,261
12/31/2016	$10,087	$10,073	$10,275
1/31/2017	$10,102	$10,087	$10,295
2/28/2017	$10,115	$10,097	$10,365
3/31/2017	$10,129	$10,101	$10,359
4/30/2017	$10,143	$10,116	$10,439
5/31/2017	$10,157	$10,129	$10,519
6/30/2017	$10,151	$10,121	$10,509
7/31/2017	$10,167	$10,143	$10,554
8/31/2017	$10,182	$10,162	$10,649
9/30/2017	$10,177	$10,146	$10,598
10/31/2017	$10,173	$10,139	$10,604
11/30/2017	$10,148	$10,117	$10,591
12/31/2017	$10,157	$10,118	$10,639
1/31/2018	$10,113	$10,088	$10,517
2/28/2018	$10,109	$10,083	$10,417
3/31/2018	$10,128	$10,103	$10,484
4/30/2018	$10,104	$10,086	$10,406
5/31/2018	$10,123	$10,123	$10,480
6/30/2018	$10,122	$10,125	$10,467
7/31/2018	$10,122	$10,123	$10,470
8/31/2018	$10,144	$10,157	$10,537
9/30/2018	$10,135	$10,145	$10,469
10/31/2018	$10,137	$10,159	$10,386
11/30/2018	$10,170	$10,196	$10,448
12/31/2018	$10,237	$10,278	$10,640
1/31/2019	$10,271	$10,305	$10,753
2/28/2019	$10,274	$10,316	$10,747
3/31/2019	$10,341	$10,380	$10,954
4/30/2019	$10,363	$10,401	$10,956
5/31/2019	$10,440	$10,477	$11,151
6/30/2019	$10,484	$10,531	$11,291
7/31/2019	$10,484	$10,520	$11,316
8/31/2019	$10,560	$10,605	$11,609
9/30/2019	$10,561	$10,593	$11,547
10/31/2019	$10,583	$10,628	$11,582
11/30/2019	$10,581	$10,624	$11,576
12/31/2019	$10,594	$10,647	$11,568
1/31/2020	$10,669	$10,705	$11,791
2/29/2020	$10,767	$10,801	$12,003
3/31/2020	$10,789	$10,937	$11,932
4/30/2020	$10,865	$10,953	$12,144
5/31/2020	$10,896	$10,961	$12,201
6/30/2020	$10,917	$10,965	$12,278
7/31/2020	$10,924	$10,975	$12,461
8/31/2020	$10,940	$10,974	$12,360
9/30/2020	$10,943	$10,976	$12,354
10/31/2020	$10,946	$10,972	$12,298
11/30/2020	$10,947	$10,976	$12,419
12/31/2020	$10,969	$10,982	$12,436
1/31/2021	$10,969	$10,985	$12,347
2/28/2021	$10,956	$10,979	$12,169
3/31/2021	$10,955	$10,976	$12,017
4/30/2021	$10,953	$10,981	$12,112
5/31/2021	$10,940	$10,991	$12,151
6/30/2021	$10,904	$10,972	$12,237
7/31/2021	$10,914	$10,991	$12,374
8/31/2021	$10,911	$10,990	$12,350
9/30/2021	$10,909	$10,979	$12,243
10/31/2021	$10,863	$10,944	$12,240
11/30/2021	$10,840	$10,939	$12,276
12/31/2021	$10,805	$10,916	$12,245
1/31/2022	$10,726	$10,839	$11,981
2/28/2022	$10,658	$10,795	$11,847
3/31/2022	$10,489	$10,643	$11,518
4/30/2022	$10,401	$10,593	$11,081
5/31/2022	$10,450	$10,655	$11,152
6/30/2022	$10,365	$10,588	$10,977
7/31/2022	$10,396	$10,632	$11,246
8/31/2022	$10,315	$10,548	$10,928
9/30/2022	$10,131	$10,424	$10,456
10/31/2022	$10,061	$10,414	$10,320
11/30/2022	$10,163	$10,482	$10,700
12/31/2022	$10,187	$10,501	$10,651
1/31/2023	$10,292	$10,578	$10,979
2/28/2023	$10,213	$10,497	$10,695
3/31/2023	$10,320	$10,668	$10,967
4/30/2023	$10,360	$10,696	$11,033
5/31/2023	$10,308	$10,659	$10,913
6/30/2023	$10,256	$10,605	$10,874
7/31/2023	$10,300	$10,642	$10,867
8/31/2023	$10,336	$10,684	$10,797
9/30/2023	$10,303	$10,682	$10,523
10/31/2023	$10,330	$10,718	$10,357
11/30/2023	$10,488	$10,829	$10,826
12/31/2023	$10,636	$10,954	$11,240
1/31/2024	$10,688	$10,994	$11,210
2/29/2024	$10,644	$10,947	$11,051
3/31/2024	$10,708	$10,985	$11,153
4/30/2024	$10,665	$10,945	$10,871
5/31/2024	$10,745	$11,021	$11,056
6/30/2024	$10,812	$11,085	$11,160
7/31/2024	$10,928	$11,214	$11,421
8/31/2024	$11,033	$11,315	$11,585
9/30/2024	$11,147	$11,406	$11,740
10/31/2024	$11,077	$11,338	$11,449
11/30/2024	$11,092	$11,371	$11,570
12/31/2024	$11,121	$11,396	$11,381
1/31/2025	$11,174	$11,446	$11,441
2/28/2025	$11,265	$11,527	$11,693
3/31/2025	$11,320	$11,581	$11,697
4/30/2025	$11,386	$11,675	$11,743
5/31/2025	$11,376	$11,648	$11,659
6/30/2025	$11,455	$11,719	$11,839
7/31/2025	$11,456	$11,712	$11,807
8/31/2025	$11,548	$11,814	$11,949

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	4.67	1.09	1.45
Bloomberg U.S. 1-3 Year Government Bond Index	4.42	1.49	1.68
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$206,900,856
# of portfolio holdings	71
Portfolio turnover rate	187%
Total advisory fees paid	$483,557

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	84.9
U.S. Treasury securities	8.3
Asset-backed securities	5.6
Non-agency mortgage-backed securities	1.2

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 3.43%, 7‑1‑2049	7.0
U.S. Treasury Notes, 3.63%, 8‑15‑2028	6.6
FNMA, 2.50%, 3‑1‑2035	4.7
FHLMC, 3.01%, 11‑1‑2048	4.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	4.0
FHLMC, 3.15%, 7‑1‑2050	2.9
FNMA Series 2018-1 Class FB, 4.71%, 2‑25‑2048	2.8
FNMA Series 2012-9 Class CF, 4.91%, 2‑25‑2042	2.8
FNMA Series 2011-47 Class GF, 5.03%, 6‑25‑2041	2.6
FNMA, 5.40%, 8‑1‑2054	2.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0935 08-25

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2025

Institutional Class

SSHIX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$30	0.29%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early on before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued.

Portfolio duration modestly extended early in the period relative to the portfolio’s strategic neutral (longer than the benchmark). The portfolio was positioned in higher-quality securities and credit exposure was reduced as valuations became more extreme. The portfolio had a diversified set of non-benchmark securitized and plus-sector exposures.

Contributors to Fund performance included sector allocation (with exposure to diverse plus sectors), credit-quality allocation, and security selection. Duration also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations and yield curve positioning, with out-of-benchmark allocations beyond three years detracting.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,011	$10,030	$10,068
10/31/2015	$10,023	$10,026	$10,069
11/30/2015	$10,012	$10,007	$10,043
12/31/2015	$9,992	$9,994	$10,010
1/31/2016	$10,027	$10,046	$10,148
2/29/2016	$10,040	$10,055	$10,220
3/31/2016	$10,099	$10,091	$10,314
4/30/2016	$10,135	$10,105	$10,353
5/31/2016	$10,138	$10,098	$10,356
6/30/2016	$10,197	$10,159	$10,542
7/31/2016	$10,211	$10,161	$10,609
8/31/2016	$10,214	$10,150	$10,597
9/30/2016	$10,227	$10,161	$10,590
10/31/2016	$10,229	$10,158	$10,509
11/30/2016	$10,196	$10,116	$10,261
12/31/2016	$10,208	$10,122	$10,275
1/31/2017	$10,234	$10,141	$10,295
2/28/2017	$10,261	$10,157	$10,365
3/31/2017	$10,263	$10,163	$10,359
4/30/2017	$10,288	$10,182	$10,439
5/31/2017	$10,314	$10,198	$10,519
6/30/2017	$10,315	$10,194	$10,509
7/31/2017	$10,340	$10,221	$10,554
8/31/2017	$10,366	$10,241	$10,649
9/30/2017	$10,357	$10,229	$10,598
10/31/2017	$10,360	$10,226	$10,604
11/30/2017	$10,339	$10,204	$10,591
12/31/2017	$10,342	$10,207	$10,639
1/31/2018	$10,334	$10,180	$10,517
2/28/2018	$10,327	$10,171	$10,417
3/31/2018	$10,332	$10,187	$10,484
4/30/2018	$10,338	$10,176	$10,406
5/31/2018	$10,369	$10,214	$10,480
6/30/2018	$10,364	$10,215	$10,467
7/31/2018	$10,383	$10,221	$10,470
8/31/2018	$10,414	$10,257	$10,537
9/30/2018	$10,422	$10,250	$10,469
10/31/2018	$10,419	$10,261	$10,386
11/30/2018	$10,440	$10,290	$10,448
12/31/2018	$10,487	$10,371	$10,640
1/31/2019	$10,571	$10,411	$10,753
2/28/2019	$10,607	$10,427	$10,747
3/31/2019	$10,679	$10,496	$10,954
4/30/2019	$10,716	$10,520	$10,956
5/31/2019	$10,776	$10,592	$11,151
6/30/2019	$10,837	$10,651	$11,291
7/31/2019	$10,849	$10,645	$11,316
8/31/2019	$10,922	$10,731	$11,609
9/30/2019	$10,933	$10,725	$11,547
10/31/2019	$10,969	$10,762	$11,582
11/30/2019	$10,967	$10,762	$11,576
12/31/2019	$10,989	$10,788	$11,568
1/31/2020	$11,062	$10,848	$11,791
2/29/2020	$11,134	$10,937	$12,003
3/31/2020	$10,856	$10,971	$11,932
4/30/2020	$11,078	$11,040	$12,144
5/31/2020	$11,238	$11,077	$12,201
6/30/2020	$11,346	$11,099	$12,278
7/31/2020	$11,454	$11,120	$12,461
8/31/2020	$11,493	$11,124	$12,360
9/30/2020	$11,498	$11,125	$12,354
10/31/2020	$11,514	$11,127	$12,298
11/30/2020	$11,610	$11,138	$12,419
12/31/2020	$11,660	$11,148	$12,436
1/31/2021	$11,678	$11,152	$12,347
2/28/2021	$11,682	$11,148	$12,169
3/31/2021	$11,669	$11,143	$12,017
4/30/2021	$11,708	$11,152	$12,112
5/31/2021	$11,723	$11,165	$12,151
6/30/2021	$11,727	$11,148	$12,237
7/31/2021	$11,728	$11,167	$12,374
8/31/2021	$11,737	$11,167	$12,350
9/30/2021	$11,726	$11,158	$12,243
10/31/2021	$11,696	$11,121	$12,240
11/30/2021	$11,680	$11,112	$12,276
12/31/2021	$11,678	$11,095	$12,245
1/31/2022	$11,606	$11,016	$11,981
2/28/2022	$11,532	$10,968	$11,847
3/31/2022	$11,376	$10,819	$11,518
4/30/2022	$11,285	$10,761	$11,081
5/31/2022	$11,313	$10,827	$11,152
6/30/2022	$11,171	$10,751	$10,977
7/31/2022	$11,256	$10,807	$11,246
8/31/2022	$11,186	$10,723	$10,928
9/30/2022	$11,013	$10,592	$10,456
10/31/2022	$10,969	$10,579	$10,320
11/30/2022	$11,094	$10,666	$10,700
12/31/2022	$11,135	$10,686	$10,651
1/31/2023	$11,287	$10,772	$10,979
2/28/2023	$11,206	$10,692	$10,695
3/31/2023	$11,353	$10,848	$10,967
4/30/2023	$11,411	$10,885	$11,033
5/31/2023	$11,379	$10,851	$10,913
6/30/2023	$11,348	$10,807	$10,874
7/31/2023	$11,417	$10,853	$10,867
8/31/2023	$11,460	$10,891	$10,797
9/30/2023	$11,449	$10,886	$10,523
10/31/2023	$11,459	$10,920	$10,357
11/30/2023	$11,641	$11,047	$10,826
12/31/2023	$11,825	$11,179	$11,240
1/31/2024	$11,894	$11,223	$11,210
2/29/2024	$11,863	$11,182	$11,051
3/31/2024	$11,922	$11,226	$11,153
4/30/2024	$11,891	$11,189	$10,871
5/31/2024	$11,997	$11,270	$11,056
6/30/2024	$12,064	$11,333	$11,160
7/31/2024	$12,209	$11,468	$11,421
8/31/2024	$12,316	$11,572	$11,585
9/30/2024	$12,431	$11,668	$11,740
10/31/2024	$12,367	$11,602	$11,449
11/30/2024	$12,441	$11,641	$11,570
12/31/2024	$12,464	$11,666	$11,381
1/31/2025	$12,527	$11,719	$11,441
2/28/2025	$12,632	$11,802	$11,693
3/31/2025	$12,675	$11,856	$11,697
4/30/2025	$12,735	$11,945	$11,743
5/31/2025	$12,759	$11,930	$11,659
6/30/2025	$12,863	$12,006	$11,839
7/31/2025	$12,887	$12,004	$11,807
8/31/2025	$13,012	$12,109	$11,949

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	5.65	2.51	2.67
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64	1.71	1.93
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$776,926,454
# of portfolio holdings	367
Portfolio turnover rate	182%
Total advisory fees paid	$1,211,888

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	30.7
U.S. Treasury securities	14.8
Agency securities	13.5
Asset-backed securities	12.9
Yankee corporate bonds and notes	12.2
Non-agency mortgage-backed securities	11.1
Foreign government bonds	2.3
Foreign corporate bonds and notes	1.2
Yankee government bonds	0.8
Investment companies	0.4
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2027	4.9
U.S. Treasury Notes, 4.13%, 2‑28‑2027	3.0
GNMA, 6.50%, 9‑15‑2054	2.8
U.S. Treasury Notes, 4.38%, 7‑31‑2026	2.4
FNMA, 6.00%, 5‑1‑2055	2.0
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.5
GNMA, 6.00%, 8‑20‑2054	1.4
U.S. Treasury Notes, 3.75%, 8‑15‑2027	1.3
GNMA, 6.00%, 9‑15‑2054	1.2
GNMA, 5.50%, 6‑20‑2054	1.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3102 08-25

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2025

Class R6

SSTYX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$25	0.24%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early on before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued.

Portfolio duration modestly extended early in the period relative to the portfolio’s strategic neutral (longer than the benchmark). The portfolio was positioned in higher-quality securities and credit exposure was reduced as valuations became more extreme. The portfolio had a diversified set of non-benchmark securitized and plus-sector exposures.

Contributors to Fund performance included sector allocation (with exposure to diverse plus sectors), credit-quality allocation, and security selection. Duration also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations and yield curve positioning, with out-of-benchmark allocations beyond three years detracting.

Total return based on a $10,000 investment

	Class R6	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,011	$10,030	$10,068
10/31/2015	$10,023	$10,026	$10,069
11/30/2015	$10,012	$10,007	$10,043
12/31/2015	$9,992	$9,994	$10,010
1/31/2016	$10,027	$10,046	$10,148
2/29/2016	$10,040	$10,055	$10,220
3/31/2016	$10,099	$10,091	$10,314
4/30/2016	$10,135	$10,105	$10,353
5/31/2016	$10,138	$10,098	$10,356
6/30/2016	$10,197	$10,159	$10,542
7/31/2016	$10,211	$10,161	$10,609
8/31/2016	$10,214	$10,150	$10,597
9/30/2016	$10,227	$10,161	$10,590
10/31/2016	$10,229	$10,158	$10,509
11/30/2016	$10,196	$10,116	$10,261
12/31/2016	$10,208	$10,122	$10,275
1/31/2017	$10,234	$10,141	$10,295
2/28/2017	$10,261	$10,157	$10,365
3/31/2017	$10,263	$10,163	$10,359
4/30/2017	$10,288	$10,182	$10,439
5/31/2017	$10,314	$10,198	$10,519
6/30/2017	$10,315	$10,194	$10,509
7/31/2017	$10,340	$10,221	$10,554
8/31/2017	$10,366	$10,241	$10,649
9/30/2017	$10,357	$10,229	$10,598
10/31/2017	$10,360	$10,226	$10,604
11/30/2017	$10,339	$10,204	$10,591
12/31/2017	$10,342	$10,207	$10,639
1/31/2018	$10,334	$10,180	$10,517
2/28/2018	$10,327	$10,171	$10,417
3/31/2018	$10,332	$10,187	$10,484
4/30/2018	$10,338	$10,176	$10,406
5/31/2018	$10,369	$10,214	$10,480
6/30/2018	$10,364	$10,215	$10,467
7/31/2018	$10,383	$10,221	$10,470
8/31/2018	$10,426	$10,257	$10,537
9/30/2018	$10,423	$10,250	$10,469
10/31/2018	$10,420	$10,261	$10,386
11/30/2018	$10,430	$10,290	$10,448
12/31/2018	$10,489	$10,371	$10,640
1/31/2019	$10,561	$10,411	$10,753
2/28/2019	$10,598	$10,427	$10,747
3/31/2019	$10,671	$10,496	$10,954
4/30/2019	$10,708	$10,520	$10,956
5/31/2019	$10,769	$10,592	$11,151
6/30/2019	$10,830	$10,651	$11,291
7/31/2019	$10,842	$10,645	$11,316
8/31/2019	$10,916	$10,731	$11,609
9/30/2019	$10,927	$10,725	$11,547
10/31/2019	$10,963	$10,762	$11,582
11/30/2019	$10,962	$10,762	$11,576
12/31/2019	$10,997	$10,788	$11,568
1/31/2020	$11,057	$10,848	$11,791
2/29/2020	$11,130	$10,937	$12,003
3/31/2020	$10,853	$10,971	$11,932
4/30/2020	$11,075	$11,040	$12,144
5/31/2020	$11,235	$11,077	$12,201
6/30/2020	$11,345	$11,099	$12,278
7/31/2020	$11,453	$11,120	$12,461
8/31/2020	$11,492	$11,124	$12,360
9/30/2020	$11,497	$11,125	$12,354
10/31/2020	$11,514	$11,127	$12,298
11/30/2020	$11,611	$11,138	$12,419
12/31/2020	$11,661	$11,148	$12,436
1/31/2021	$11,680	$11,152	$12,347
2/28/2021	$11,684	$11,148	$12,169
3/31/2021	$11,685	$11,143	$12,017
4/30/2021	$11,711	$11,152	$12,112
5/31/2021	$11,727	$11,165	$12,151
6/30/2021	$11,731	$11,148	$12,237
7/31/2021	$11,733	$11,167	$12,374
8/31/2021	$11,742	$11,167	$12,350
9/30/2021	$11,745	$11,158	$12,243
10/31/2021	$11,702	$11,121	$12,240
11/30/2021	$11,700	$11,112	$12,276
12/31/2021	$11,699	$11,095	$12,245
1/31/2022	$11,614	$11,016	$11,981
2/28/2022	$11,540	$10,968	$11,847
3/31/2022	$11,384	$10,819	$11,518
4/30/2022	$11,293	$10,761	$11,081
5/31/2022	$11,322	$10,827	$11,152
6/30/2022	$11,193	$10,751	$10,977
7/31/2022	$11,265	$10,807	$11,246
8/31/2022	$11,196	$10,723	$10,928
9/30/2022	$11,023	$10,592	$10,456
10/31/2022	$10,993	$10,579	$10,320
11/30/2022	$11,105	$10,666	$10,700
12/31/2022	$11,147	$10,686	$10,651
1/31/2023	$11,313	$10,772	$10,979
2/28/2023	$11,219	$10,692	$10,695
3/31/2023	$11,366	$10,848	$10,967
4/30/2023	$11,425	$10,885	$11,033
5/31/2023	$11,394	$10,851	$10,913
6/30/2023	$11,362	$10,807	$10,874
7/31/2023	$11,432	$10,853	$10,867
8/31/2023	$11,490	$10,891	$10,797
9/30/2023	$11,466	$10,886	$10,523
10/31/2023	$11,490	$10,920	$10,357
11/30/2023	$11,672	$11,047	$10,826
12/31/2023	$11,843	$11,179	$11,240
1/31/2024	$11,913	$11,223	$11,210
2/29/2024	$11,882	$11,182	$11,051
3/31/2024	$11,956	$11,226	$11,153
4/30/2024	$11,911	$11,189	$10,871
5/31/2024	$12,033	$11,270	$11,056
6/30/2024	$12,086	$11,333	$11,160
7/31/2024	$12,232	$11,468	$11,421
8/31/2024	$12,354	$11,572	$11,585
9/30/2024	$12,470	$11,668	$11,740
10/31/2024	$12,392	$11,602	$11,449
11/30/2024	$12,467	$11,641	$11,570
12/31/2024	$12,491	$11,666	$11,381
1/31/2025	$12,569	$11,719	$11,441
2/28/2025	$12,660	$11,802	$11,693
3/31/2025	$12,703	$11,856	$11,697
4/30/2025	$12,765	$11,945	$11,743
5/31/2025	$12,789	$11,930	$11,659
6/30/2025	$12,894	$12,006	$11,839
7/31/2025	$12,919	$12,004	$11,807
8/31/2025	$13,045	$12,109	$11,949

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	5.59	2.57	2.69
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64	1.71	1.93
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$776,926,454
# of portfolio holdings	367
Portfolio turnover rate	182%
Total advisory fees paid	$1,211,888

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	30.7
U.S. Treasury securities	14.8
Agency securities	13.5
Asset-backed securities	12.9
Yankee corporate bonds and notes	12.2
Non-agency mortgage-backed securities	11.1
Foreign government bonds	2.3
Foreign corporate bonds and notes	1.2
Yankee government bonds	0.8
Investment companies	0.4
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2027	4.9
U.S. Treasury Notes, 4.13%, 2‑28‑2027	3.0
GNMA, 6.50%, 9‑15‑2054	2.8
U.S. Treasury Notes, 4.38%, 7‑31‑2026	2.4
FNMA, 6.00%, 5‑1‑2055	2.0
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.5
GNMA, 6.00%, 8‑20‑2054	1.4
U.S. Treasury Notes, 3.75%, 8‑15‑2027	1.3
GNMA, 6.00%, 9‑15‑2054	1.2
GNMA, 5.50%, 6‑20‑2054	1.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4812 08-25

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2025

Class C

WFSHX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$139	1.36%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early on before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued.

Portfolio duration modestly extended early in the period relative to the portfolio’s strategic neutral (longer than the benchmark). The portfolio was positioned in higher-quality securities and credit exposure was reduced as valuations became more extreme. The portfolio had a diversified set of non-benchmark securitized and plus-sector exposures.

Contributors to Fund performance included sector allocation (with exposure to diverse plus sectors), credit-quality allocation, and security selection. Duration also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations and yield curve positioning, with out-of-benchmark allocations beyond three years detracting.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$10,003	$10,030	$10,068
10/31/2015	$10,006	$10,026	$10,069
11/30/2015	$9,987	$10,007	$10,043
12/31/2015	$9,959	$9,994	$10,010
1/31/2016	$9,985	$10,046	$10,148
2/29/2016	$9,979	$10,055	$10,220
3/31/2016	$10,029	$10,091	$10,314
4/30/2016	$10,057	$10,105	$10,353
5/31/2016	$10,051	$10,098	$10,356
6/30/2016	$10,102	$10,159	$10,542
7/31/2016	$10,119	$10,161	$10,609
8/31/2016	$10,101	$10,150	$10,597
9/30/2016	$10,107	$10,161	$10,590
10/31/2016	$10,100	$10,158	$10,509
11/30/2016	$10,059	$10,116	$10,261
12/31/2016	$10,063	$10,122	$10,275
1/31/2017	$10,079	$10,141	$10,295
2/28/2017	$10,098	$10,157	$10,365
3/31/2017	$10,103	$10,163	$10,359
4/30/2017	$10,109	$10,182	$10,439
5/31/2017	$10,137	$10,198	$10,519
6/30/2017	$10,130	$10,194	$10,509
7/31/2017	$10,146	$10,221	$10,554
8/31/2017	$10,151	$10,241	$10,649
9/30/2017	$10,146	$10,229	$10,598
10/31/2017	$10,140	$10,226	$10,604
11/30/2017	$10,112	$10,204	$10,591
12/31/2017	$10,106	$10,207	$10,639
1/31/2018	$10,078	$10,180	$10,517
2/28/2018	$10,062	$10,171	$10,417
3/31/2018	$10,059	$10,187	$10,484
4/30/2018	$10,057	$10,176	$10,406
5/31/2018	$10,089	$10,214	$10,480
6/30/2018	$10,076	$10,215	$10,467
7/31/2018	$10,085	$10,221	$10,470
8/31/2018	$10,107	$10,257	$10,537
9/30/2018	$10,106	$10,250	$10,469
10/31/2018	$10,094	$10,261	$10,386
11/30/2018	$10,107	$10,290	$10,448
12/31/2018	$10,143	$10,371	$10,640
1/31/2019	$10,204	$10,411	$10,753
2/28/2019	$10,231	$10,427	$10,747
3/31/2019	$10,304	$10,496	$10,954
4/30/2019	$10,330	$10,520	$10,956
5/31/2019	$10,380	$10,592	$11,151
6/30/2019	$10,430	$10,651	$11,291
7/31/2019	$10,420	$10,645	$11,316
8/31/2019	$10,493	$10,731	$11,609
9/30/2019	$10,483	$10,725	$11,547
10/31/2019	$10,508	$10,762	$11,582
11/30/2019	$10,509	$10,762	$11,576
12/31/2019	$10,522	$10,788	$11,568
1/31/2020	$10,582	$10,848	$11,791
2/29/2020	$10,643	$10,937	$12,003
3/31/2020	$10,356	$10,971	$11,932
4/30/2020	$10,571	$11,040	$12,144
5/31/2020	$10,703	$11,077	$12,201
6/30/2020	$10,810	$11,099	$12,278
7/31/2020	$10,891	$11,120	$12,461
8/31/2020	$10,923	$11,124	$12,360
9/30/2020	$10,919	$11,125	$12,354
10/31/2020	$10,924	$11,127	$12,298
11/30/2020	$11,007	$11,138	$12,419
12/31/2020	$11,044	$11,148	$12,436
1/31/2021	$11,051	$11,152	$12,347
2/28/2021	$11,046	$11,148	$12,169
3/31/2021	$11,038	$11,143	$12,017
4/30/2021	$11,052	$11,152	$12,112
5/31/2021	$11,058	$11,165	$12,151
6/30/2021	$11,052	$11,148	$12,237
7/31/2021	$11,043	$11,167	$12,374
8/31/2021	$11,043	$11,167	$12,350
9/30/2021	$11,036	$11,158	$12,243
10/31/2021	$10,987	$11,121	$12,240
11/30/2021	$10,975	$11,112	$12,276
12/31/2021	$10,958	$11,095	$12,245
1/31/2022	$10,873	$11,016	$11,981
2/28/2022	$10,795	$10,968	$11,847
3/31/2022	$10,639	$10,819	$11,518
4/30/2022	$10,545	$10,761	$11,081
5/31/2022	$10,562	$10,827	$11,152
6/30/2022	$10,432	$10,751	$10,977
7/31/2022	$10,494	$10,807	$11,246
8/31/2022	$10,427	$10,723	$10,928
9/30/2022	$10,245	$10,592	$10,456
10/31/2022	$10,208	$10,579	$10,320
11/30/2022	$10,302	$10,666	$10,700
12/31/2022	$10,339	$10,686	$10,651
1/31/2023	$10,475	$10,772	$10,979
2/28/2023	$10,380	$10,692	$10,695
3/31/2023	$10,505	$10,848	$10,967
4/30/2023	$10,551	$10,885	$11,033
5/31/2023	$10,513	$10,851	$10,913
6/30/2023	$10,474	$10,807	$10,874
7/31/2023	$10,540	$10,853	$10,867
8/31/2023	$10,571	$10,891	$10,797
9/30/2023	$10,558	$10,886	$10,523
10/31/2023	$10,564	$10,920	$10,357
11/30/2023	$10,729	$11,047	$10,826
12/31/2023	$10,894	$11,179	$11,240
1/31/2024	$10,956	$11,223	$11,210
2/29/2024	$10,925	$11,182	$11,051
3/31/2024	$10,976	$11,226	$11,153
4/30/2024	$10,945	$11,189	$10,871
5/31/2024	$11,039	$11,270	$11,056
6/30/2024	$11,098	$11,333	$11,160
7/31/2024	$11,215	$11,468	$11,421
8/31/2024	$11,324	$11,572	$11,585
9/30/2024	$11,427	$11,668	$11,740
10/31/2024	$11,365	$11,602	$11,449
11/30/2024	$11,416	$11,641	$11,570
12/31/2024	$11,434	$11,666	$11,381
1/31/2025	$11,502	$11,719	$11,441
2/28/2025	$11,596	$11,802	$11,693
3/31/2025	$11,632	$11,856	$11,697
4/30/2025	$11,671	$11,945	$11,743
5/31/2025	$11,703	$11,930	$11,659
6/30/2025	$11,797	$12,006	$11,839
7/31/2025	$11,815	$12,004	$11,807
8/31/2025	$11,926	$12,109	$11,949

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	4.42	1.44	1.78
Class C with Load	3.42	1.44	1.78
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64	1.71	1.93
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$776,926,454
# of portfolio holdings	367
Portfolio turnover rate	182%
Total advisory fees paid	$1,211,888

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	30.7
U.S. Treasury securities	14.8
Agency securities	13.5
Asset-backed securities	12.9
Yankee corporate bonds and notes	12.2
Non-agency mortgage-backed securities	11.1
Foreign government bonds	2.3
Foreign corporate bonds and notes	1.2
Yankee government bonds	0.8
Investment companies	0.4
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2027	4.9
U.S. Treasury Notes, 4.13%, 2‑28‑2027	3.0
GNMA, 6.50%, 9‑15‑2054	2.8
U.S. Treasury Notes, 4.38%, 7‑31‑2026	2.4
FNMA, 6.00%, 5‑1‑2055	2.0
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.5
GNMA, 6.00%, 8‑20‑2054	1.4
U.S. Treasury Notes, 3.75%, 8‑15‑2027	1.3
GNMA, 6.00%, 9‑15‑2054	1.2
GNMA, 5.50%, 6‑20‑2054	1.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3540 08-25

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2025

Class A

SSTVX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$60	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early on before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued.

Portfolio duration modestly extended early in the period relative to the portfolio’s strategic neutral (longer than the benchmark). The portfolio was positioned in higher-quality securities and credit exposure was reduced as valuations became more extreme. The portfolio had a diversified set of non-benchmark securitized and plus-sector exposures.

Contributors to Fund performance included sector allocation (with exposure to diverse plus sectors), credit-quality allocation, and security selection. Duration also contributed.

The main detractors from performance were allocations to non-agency collateralized mortgage obligations and yield curve positioning, with out-of-benchmark allocations beyond three years detracting.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,800	$10,000	$10,000
9/30/2015	$9,809	$10,030	$10,068
10/31/2015	$9,818	$10,026	$10,069
11/30/2015	$9,806	$10,007	$10,043
12/31/2015	$9,784	$9,994	$10,010
1/31/2016	$9,816	$10,046	$10,148
2/29/2016	$9,815	$10,055	$10,220
3/31/2016	$9,871	$10,091	$10,314
4/30/2016	$9,905	$10,105	$10,353
5/31/2016	$9,905	$10,098	$10,356
6/30/2016	$9,962	$10,159	$10,542
7/31/2016	$9,985	$10,161	$10,609
8/31/2016	$9,974	$10,150	$10,597
9/30/2016	$9,985	$10,161	$10,590
10/31/2016	$9,985	$10,158	$10,509
11/30/2016	$9,950	$10,116	$10,261
12/31/2016	$9,972	$10,122	$10,275
1/31/2017	$9,983	$10,141	$10,295
2/28/2017	$10,008	$10,157	$10,365
3/31/2017	$10,019	$10,163	$10,359
4/30/2017	$10,031	$10,182	$10,439
5/31/2017	$10,064	$10,198	$10,519
6/30/2017	$10,064	$10,194	$10,509
7/31/2017	$10,086	$10,221	$10,554
8/31/2017	$10,098	$10,241	$10,649
9/30/2017	$10,099	$10,229	$10,598
10/31/2017	$10,099	$10,226	$10,604
11/30/2017	$10,077	$10,204	$10,591
12/31/2017	$10,078	$10,207	$10,639
1/31/2018	$10,056	$10,180	$10,517
2/28/2018	$10,047	$10,171	$10,417
3/31/2018	$10,050	$10,187	$10,484
4/30/2018	$10,054	$10,176	$10,406
5/31/2018	$10,093	$10,214	$10,480
6/30/2018	$10,086	$10,215	$10,467
7/31/2018	$10,102	$10,221	$10,470
8/31/2018	$10,130	$10,257	$10,537
9/30/2018	$10,135	$10,250	$10,469
10/31/2018	$10,130	$10,261	$10,386
11/30/2018	$10,149	$10,290	$10,448
12/31/2018	$10,191	$10,371	$10,640
1/31/2019	$10,259	$10,411	$10,753
2/28/2019	$10,292	$10,427	$10,747
3/31/2019	$10,372	$10,496	$10,954
4/30/2019	$10,405	$10,520	$10,956
5/31/2019	$10,461	$10,592	$11,151
6/30/2019	$10,518	$10,651	$11,291
7/31/2019	$10,515	$10,645	$11,316
8/31/2019	$10,596	$10,731	$11,609
9/30/2019	$10,592	$10,725	$11,547
10/31/2019	$10,624	$10,762	$11,582
11/30/2019	$10,632	$10,762	$11,576
12/31/2019	$10,651	$10,788	$11,568
1/31/2020	$10,719	$10,848	$11,791
2/29/2020	$10,786	$10,937	$12,003
3/31/2020	$10,503	$10,971	$11,932
4/30/2020	$10,728	$11,040	$12,144
5/31/2020	$10,868	$11,077	$12,201
6/30/2020	$10,983	$11,099	$12,278
7/31/2020	$11,073	$11,120	$12,461
8/31/2020	$11,121	$11,124	$12,360
9/30/2020	$11,111	$11,125	$12,354
10/31/2020	$11,137	$11,127	$12,298
11/30/2020	$11,216	$11,138	$12,419
12/31/2020	$11,274	$11,148	$12,436
1/31/2021	$11,289	$11,152	$12,347
2/28/2021	$11,290	$11,148	$12,169
3/31/2021	$11,276	$11,143	$12,017
4/30/2021	$11,298	$11,152	$12,112
5/31/2021	$11,323	$11,165	$12,151
6/30/2021	$11,311	$11,148	$12,237
7/31/2021	$11,323	$11,167	$12,374
8/31/2021	$11,317	$11,167	$12,350
9/30/2021	$11,316	$11,158	$12,243
10/31/2021	$11,284	$11,121	$12,240
11/30/2021	$11,267	$11,112	$12,276
12/31/2021	$11,261	$11,095	$12,245
1/31/2022	$11,191	$11,016	$11,981
2/28/2022	$11,104	$10,968	$11,847
3/31/2022	$10,964	$10,819	$11,518
4/30/2022	$10,874	$10,761	$11,081
5/31/2022	$10,886	$10,827	$11,152
6/30/2022	$10,760	$10,751	$10,977
7/31/2022	$10,827	$10,807	$11,246
8/31/2022	$10,770	$10,723	$10,928
9/30/2022	$10,601	$10,592	$10,456
10/31/2022	$10,556	$10,579	$10,320
11/30/2022	$10,674	$10,666	$10,700
12/31/2022	$10,710	$10,686	$10,651
1/31/2023	$10,855	$10,772	$10,979
2/28/2023	$10,775	$10,692	$10,695
3/31/2023	$10,900	$10,848	$10,967
4/30/2023	$10,954	$10,885	$11,033
5/31/2023	$10,920	$10,851	$10,913
6/30/2023	$10,887	$10,807	$10,874
7/31/2023	$10,963	$10,853	$10,867
8/31/2023	$11,002	$10,891	$10,797
9/30/2023	$10,988	$10,886	$10,523
10/31/2023	$10,995	$10,920	$10,357
11/30/2023	$11,166	$11,047	$10,826
12/31/2023	$11,338	$11,179	$11,240
1/31/2024	$11,403	$11,223	$11,210
2/29/2024	$11,370	$11,182	$11,051
3/31/2024	$11,424	$11,226	$11,153
4/30/2024	$11,391	$11,189	$10,871
5/31/2024	$11,490	$11,270	$11,056
6/30/2024	$11,551	$11,333	$11,160
7/31/2024	$11,673	$11,468	$11,421
8/31/2024	$11,785	$11,572	$11,585
9/30/2024	$11,893	$11,668	$11,740
10/31/2024	$11,828	$11,602	$11,449
11/30/2024	$11,882	$11,641	$11,570
12/31/2024	$11,901	$11,666	$11,381
1/31/2025	$11,971	$11,719	$11,441
2/28/2025	$12,069	$11,802	$11,693
3/31/2025	$12,107	$11,856	$11,697
4/30/2025	$12,147	$11,945	$11,743
5/31/2025	$12,180	$11,930	$11,659
6/30/2025	$12,278	$12,006	$11,839
7/31/2025	$12,296	$12,004	$11,807
8/31/2025	$12,412	$12,109	$11,949

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	5.32	2.22	2.39
Class A with Load	3.21	1.81	2.18
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	4.64	1.71	1.93
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$776,926,454
# of portfolio holdings	367
Portfolio turnover rate	182%
Total advisory fees paid	$1,211,888

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	30.7
U.S. Treasury securities	14.8
Agency securities	13.5
Asset-backed securities	12.9
Yankee corporate bonds and notes	12.2
Non-agency mortgage-backed securities	11.1
Foreign government bonds	2.3
Foreign corporate bonds and notes	1.2
Yankee government bonds	0.8
Investment companies	0.4
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2027	4.9
U.S. Treasury Notes, 4.13%, 2‑28‑2027	3.0
GNMA, 6.50%, 9‑15‑2054	2.8
U.S. Treasury Notes, 4.38%, 7‑31‑2026	2.4
FNMA, 6.00%, 5‑1‑2055	2.0
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.5
GNMA, 6.00%, 8‑20‑2054	1.4
U.S. Treasury Notes, 3.75%, 8‑15‑2027	1.3
GNMA, 6.00%, 9‑15‑2054	1.2
GNMA, 5.50%, 6‑20‑2054	1.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3005 08-25

Annual Shareholder Report

August 31, 2025

Short-Term High Income Fund

Institutional Class

STYIX

This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two additional cuts to the federal funds rate by the end of 2025. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors.

The top contributors to the Fund’s performance were an overweight to transportation and underweights to basic industry and services. Security selection contributed to performance, particularly in services, capital goods, and banking.

The main detractors from performance were selection in health care, an underweight to media, and an overweight to B rated bonds. Allocations to out-of-benchmark securities with durations longer than three years also detracted from performance.

Total return based on a $10,000 investment

	Institutional Class	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,953	$9,919	$10,039
10/31/2015	$10,056	$10,074	$10,071
11/30/2015	$10,008	$9,996	$10,035
12/31/2015	$9,986	$9,931	$9,984
1/31/2016	$9,987	$9,872	$10,095
2/29/2016	$10,027	$9,975	$10,166
3/31/2016	$10,141	$10,148	$10,291
4/30/2016	$10,206	$10,314	$10,361
5/31/2016	$10,234	$10,372	$10,369
6/30/2016	$10,250	$10,429	$10,552
7/31/2016	$10,328	$10,557	$10,639
8/31/2016	$10,369	$10,639	$10,650
9/30/2016	$10,398	$10,677	$10,653
10/31/2016	$10,401	$10,698	$10,582
11/30/2016	$10,404	$10,688	$10,344
12/31/2016	$10,471	$10,771	$10,375
1/31/2017	$10,486	$10,811	$10,411
2/28/2017	$10,527	$10,868	$10,492
3/31/2017	$10,527	$10,877	$10,488
4/30/2017	$10,579	$10,955	$10,575
5/31/2017	$10,605	$11,011	$10,657
6/30/2017	$10,620	$11,032	$10,648
7/31/2017	$10,661	$11,083	$10,701
8/31/2017	$10,663	$11,109	$10,793
9/30/2017	$10,691	$11,160	$10,755
10/31/2017	$10,719	$11,174	$10,768
11/30/2017	$10,720	$11,160	$10,752
12/31/2017	$10,735	$11,163	$10,799
1/31/2018	$10,764	$11,179	$10,695
2/28/2018	$10,753	$11,145	$10,594
3/31/2018	$10,755	$11,137	$10,647
4/30/2018	$10,799	$11,191	$10,576
5/31/2018	$10,802	$11,216	$10,634
6/30/2018	$10,806	$11,226	$10,619
7/31/2018	$10,864	$11,300	$10,641
8/31/2018	$10,909	$11,359	$10,693
9/30/2018	$10,954	$11,401	$10,647
10/31/2018	$10,945	$11,369	$10,558
11/30/2018	$10,936	$11,387	$10,606
12/31/2018	$10,831	$11,312	$10,772
1/31/2019	$11,045	$11,556	$10,920
2/28/2019	$11,134	$11,662	$10,932
3/31/2019	$11,182	$11,739	$11,130
4/30/2019	$11,245	$11,804	$11,145
5/31/2019	$11,224	$11,782	$11,316
6/30/2019	$11,314	$11,943	$11,476
7/31/2019	$11,362	$11,995	$11,510
8/31/2019	$11,411	$12,095	$11,770
9/30/2019	$11,444	$12,117	$11,719
10/31/2019	$11,492	$12,159	$11,757
11/30/2019	$11,525	$12,224	$11,755
12/31/2019	$11,586	$12,295	$11,773
1/31/2020	$11,589	$12,310	$11,984
2/29/2020	$11,493	$12,156	$12,163
3/31/2020	$10,907	$11,338	$11,926
4/30/2020	$11,187	$11,726	$12,165
5/31/2020	$11,484	$12,036	$12,278
6/30/2020	$11,505	$12,168	$12,381
7/31/2020	$11,776	$12,524	$12,598
8/31/2020	$11,874	$12,603	$12,525
9/30/2020	$11,825	$12,515	$12,503
10/31/2020	$11,849	$12,577	$12,458
11/30/2020	$12,125	$12,843	$12,621
12/31/2020	$12,252	$12,963	$12,664
1/31/2021	$12,275	$12,980	$12,585
2/28/2021	$12,316	$13,006	$12,422
3/31/2021	$12,358	$13,075	$12,278
4/30/2021	$12,429	$13,162	$12,381
5/31/2021	$12,485	$13,195	$12,428
6/30/2021	$12,556	$13,264	$12,519
7/31/2021	$12,536	$13,276	$12,645
8/31/2021	$12,593	$13,326	$12,636
9/30/2021	$12,619	$13,316	$12,528
10/31/2021	$12,645	$13,336	$12,518
11/30/2021	$12,580	$13,265	$12,533
12/31/2021	$12,715	$13,384	$12,525
1/31/2022	$12,602	$13,179	$12,250
2/28/2022	$12,599	$13,114	$12,083
3/31/2022	$12,564	$13,023	$11,759
4/30/2022	$12,419	$12,836	$11,320
5/31/2022	$12,431	$12,957	$11,383
6/30/2022	$11,973	$12,548	$11,155
7/31/2022	$12,397	$12,946	$11,436
8/31/2022	$12,285	$12,819	$11,138
9/30/2022	$12,140	$12,631	$10,658
10/31/2022	$12,363	$12,846	$10,541
11/30/2022	$12,493	$12,994	$10,935
12/31/2022	$12,499	$12,972	$10,897
1/31/2023	$12,715	$13,215	$11,235
2/28/2023	$12,659	$13,174	$10,959
3/31/2023	$12,753	$13,264	$11,216
4/30/2023	$12,846	$13,360	$11,285
5/31/2023	$12,810	$13,314	$11,168
6/30/2023	$12,940	$13,434	$11,151
7/31/2023	$13,054	$13,570	$11,162
8/31/2023	$13,103	$13,610	$11,094
9/30/2023	$13,086	$13,578	$10,830
10/31/2023	$13,019	$13,559	$10,667
11/30/2023	$13,240	$13,895	$11,147
12/31/2023	$13,445	$14,122	$11,570
1/31/2024	$13,479	$14,165	$11,542
2/29/2024	$13,529	$14,210	$11,404
3/31/2024	$13,632	$14,319	$11,516
4/30/2024	$13,632	$14,306	$11,247
5/31/2024	$13,755	$14,424	$11,433
6/30/2024	$13,863	$14,524	$11,538
7/31/2024	$14,007	$14,695	$11,800
8/31/2024	$14,152	$14,821	$11,973
9/30/2024	$14,242	$14,954	$12,138
10/31/2024	$14,222	$14,946	$11,862
11/30/2024	$14,349	$15,065	$11,987
12/31/2024	$14,350	$15,066	$11,806
1/31/2025	$14,477	$15,218	$11,877
2/28/2025	$14,549	$15,290	$12,123
3/31/2025	$14,493	$15,279	$12,120
4/30/2025	$14,529	$15,326	$12,163
5/31/2025	$14,676	$15,500	$12,101
6/30/2025	$14,843	$15,659	$12,289
7/31/2025	$14,897	$15,694	$12,272
8/31/2025	$15,009	$15,822	$12,419

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	6.05	4.80	4.14
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.76	4.65	4.70
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

KEY FUND STATISTICS

Total net assets	$2,479,009,971
# of portfolio holdings	223
Portfolio turnover rate	40%
Total advisory fees paid	$8,393,532

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	60.5
B/B	32.1
CCC/Caa and below	0.4
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5‑1‑2027	1.6
GEO Group, Inc., 8.63%, 4‑15‑2029	1.5
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.3
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.2
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.1
Carnival Corp., 6.00%, 5‑1‑2029	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	28.1
1-3 years	58.0
3-5 years	12.0
5-10 years	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3170 08-25

Annual Shareholder Report

August 31, 2025

Short-Term High Income Fund

Class C

WFHYX

This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$160	1.56%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two additional cuts to the federal funds rate by the end of 2025. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors.

The top contributors to the Fund’s performance were an overweight to transportation and underweights to basic industry and services. Security selection contributed to performance, particularly in services, capital goods, and banking.

The main detractors from performance were selection in health care, an underweight to media, and an overweight to B rated bonds. Allocations to out-of-benchmark securities with durations longer than three years also detracted from performance.

Total return based on a $10,000 investment

	Class C with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,945	$9,919	$10,039
10/31/2015	$10,038	$10,074	$10,071
11/30/2015	$9,982	$9,996	$10,035
12/31/2015	$9,963	$9,931	$9,984
1/31/2016	$9,943	$9,872	$10,095
2/29/2016	$9,974	$9,975	$10,166
3/31/2016	$10,079	$10,148	$10,291
4/30/2016	$10,147	$10,314	$10,361
5/31/2016	$10,166	$10,372	$10,369
6/30/2016	$10,160	$10,429	$10,552
7/31/2016	$10,229	$10,557	$10,639
8/31/2016	$10,260	$10,639	$10,650
9/30/2016	$10,292	$10,677	$10,653
10/31/2016	$10,286	$10,698	$10,582
11/30/2016	$10,267	$10,688	$10,344
12/31/2016	$10,324	$10,771	$10,375
1/31/2017	$10,330	$10,811	$10,411
2/28/2017	$10,362	$10,868	$10,492
3/31/2017	$10,365	$10,877	$10,488
4/30/2017	$10,394	$10,955	$10,575
5/31/2017	$10,411	$11,011	$10,657
6/30/2017	$10,416	$11,032	$10,648
7/31/2017	$10,447	$11,083	$10,701
8/31/2017	$10,440	$11,109	$10,793
9/30/2017	$10,472	$11,160	$10,755
10/31/2017	$10,476	$11,174	$10,768
11/30/2017	$10,468	$11,160	$10,752
12/31/2017	$10,473	$11,163	$10,799
1/31/2018	$10,492	$11,179	$10,695
2/28/2018	$10,473	$11,145	$10,594
3/31/2018	$10,479	$11,137	$10,647
4/30/2018	$10,499	$11,191	$10,576
5/31/2018	$10,506	$11,216	$10,634
6/30/2018	$10,500	$11,226	$10,619
7/31/2018	$10,548	$11,300	$10,641
8/31/2018	$10,582	$11,359	$10,693
9/30/2018	$10,603	$11,401	$10,647
10/31/2018	$10,585	$11,369	$10,558
11/30/2018	$10,567	$11,387	$10,606
12/31/2018	$10,457	$11,312	$10,772
1/31/2019	$10,666	$11,556	$10,920
2/28/2019	$10,744	$11,662	$10,932
3/31/2019	$10,767	$11,739	$11,130
4/30/2019	$10,831	$11,804	$11,145
5/31/2019	$10,801	$11,782	$11,316
6/30/2019	$10,879	$11,943	$11,476
7/31/2019	$10,901	$11,995	$11,510
8/31/2019	$10,951	$12,095	$11,770
9/30/2019	$10,974	$12,117	$11,719
10/31/2019	$10,997	$12,159	$11,757
11/30/2019	$11,019	$12,224	$11,755
12/31/2019	$11,067	$12,295	$11,773
1/31/2020	$11,074	$12,310	$11,984
2/29/2020	$10,959	$12,156	$12,163
3/31/2020	$10,392	$11,338	$11,926
4/30/2020	$10,649	$11,726	$12,165
5/31/2020	$10,935	$12,036	$12,278
6/30/2020	$10,932	$12,168	$12,381
7/31/2020	$11,194	$12,524	$12,598
8/31/2020	$11,262	$12,603	$12,525
9/30/2020	$11,220	$12,515	$12,503
10/31/2020	$11,219	$12,577	$12,458
11/30/2020	$11,470	$12,843	$12,621
12/31/2020	$11,580	$12,963	$12,664
1/31/2021	$11,606	$12,980	$12,585
2/28/2021	$11,621	$13,006	$12,422
3/31/2021	$11,664	$13,075	$12,278
4/30/2021	$11,720	$13,162	$12,381
5/31/2021	$11,748	$13,195	$12,428
6/30/2021	$11,805	$13,264	$12,519
7/31/2021	$11,790	$13,276	$12,645
8/31/2021	$11,832	$13,326	$12,636
9/30/2021	$11,847	$13,316	$12,528
10/31/2021	$11,861	$13,336	$12,518
11/30/2021	$11,775	$13,265	$12,533
12/31/2021	$11,890	$13,384	$12,525
1/31/2022	$11,789	$13,179	$12,250
2/28/2022	$11,762	$13,114	$12,083
3/31/2022	$11,719	$13,023	$11,759
4/30/2022	$11,574	$12,836	$11,320
5/31/2022	$11,575	$12,957	$11,383
6/30/2022	$11,153	$12,548	$11,155
7/31/2022	$11,538	$12,946	$11,436
8/31/2022	$11,409	$12,819	$11,138
9/30/2022	$11,264	$12,631	$10,658
10/31/2022	$11,461	$12,846	$10,541
11/30/2022	$11,586	$12,994	$10,935
12/31/2022	$11,566	$12,972	$10,897
1/31/2023	$11,755	$13,215	$11,235
2/28/2023	$11,710	$13,174	$10,959
3/31/2023	$11,786	$13,264	$11,216
4/30/2023	$11,846	$13,360	$11,285
5/31/2023	$11,803	$13,314	$11,168
6/30/2023	$11,912	$13,434	$11,151
7/31/2023	$12,006	$13,570	$11,162
8/31/2023	$12,056	$13,610	$11,094
9/30/2023	$12,037	$13,578	$10,830
10/31/2023	$11,972	$13,559	$10,667
11/30/2023	$12,173	$13,895	$11,147
12/31/2023	$12,374	$14,122	$11,570
1/31/2024	$12,401	$14,165	$11,542
2/29/2024	$12,428	$14,210	$11,404
3/31/2024	$12,535	$14,319	$11,516
4/30/2024	$12,517	$14,306	$11,247
5/31/2024	$12,627	$14,424	$11,433
6/30/2024	$12,722	$14,524	$11,538
7/31/2024	$12,851	$14,695	$11,800
8/31/2024	$12,981	$14,821	$11,973
9/30/2024	$13,060	$14,954	$12,138
10/31/2024	$13,055	$14,946	$11,862
11/30/2024	$13,152	$15,065	$11,987
12/31/2024	$13,149	$15,066	$11,806
1/31/2025	$13,261	$15,218	$11,877
2/28/2025	$13,325	$15,290	$12,123
3/31/2025	$13,288	$15,279	$12,120
4/30/2025	$13,301	$15,326	$12,163
5/31/2025	$13,432	$15,500	$12,101
6/30/2025	$13,581	$15,659	$12,289
7/31/2025	$13,627	$15,694	$12,272
8/31/2025	$13,726	$15,822	$12,419

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	4.94	3.70	3.22
Class C with Load	3.94	3.70	3.22
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.76	4.65	4.70
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

KEY FUND STATISTICS

Total net assets	$2,479,009,971
# of portfolio holdings	223
Portfolio turnover rate	40%
Total advisory fees paid	$8,393,532

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	60.5
B/B	32.1
CCC/Caa and below	0.4
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5‑1‑2027	1.6
GEO Group, Inc., 8.63%, 4‑15‑2029	1.5
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.3
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.2
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.1
Carnival Corp., 6.00%, 5‑1‑2029	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	28.1
1-3 years	58.0
3-5 years	12.0
5-10 years	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3541 08-25

Annual Shareholder Report

August 31, 2025

Short-Term High Income Fund

Class A

SSTHX

This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$82	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two additional cuts to the federal funds rate by the end of 2025. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors.

The top contributors to the Fund’s performance were an overweight to transportation and underweights to basic industry and services. Security selection contributed to performance, particularly in services, capital goods, and banking.

The main detractors from performance were selection in health care, an underweight to media, and an overweight to B rated bonds. Allocations to out-of-benchmark securities with durations longer than three years also detracted from performance.

Total return based on a $10,000 investment

	Class A with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$9,700	$10,000	$10,000
9/30/2015	$9,652	$9,919	$10,039
10/31/2015	$9,749	$10,074	$10,071
11/30/2015	$9,701	$9,996	$10,035
12/31/2015	$9,689	$9,931	$9,984
1/31/2016	$9,675	$9,872	$10,095
2/29/2016	$9,711	$9,975	$10,166
3/31/2016	$9,820	$10,148	$10,291
4/30/2016	$9,892	$10,314	$10,361
5/31/2016	$9,916	$10,372	$10,369
6/30/2016	$9,917	$10,429	$10,552
7/31/2016	$9,990	$10,557	$10,639
8/31/2016	$10,027	$10,639	$10,650
9/30/2016	$10,052	$10,677	$10,653
10/31/2016	$10,065	$10,698	$10,582
11/30/2016	$10,053	$10,688	$10,344
12/31/2016	$10,115	$10,771	$10,375
1/31/2017	$10,127	$10,811	$10,411
2/28/2017	$10,164	$10,868	$10,492
3/31/2017	$10,161	$10,877	$10,488
4/30/2017	$10,209	$10,955	$10,575
5/31/2017	$10,232	$11,011	$10,657
6/30/2017	$10,243	$11,032	$10,648
7/31/2017	$10,280	$11,083	$10,701
8/31/2017	$10,279	$11,109	$10,793
9/30/2017	$10,304	$11,160	$10,755
10/31/2017	$10,328	$11,174	$10,768
11/30/2017	$10,327	$11,160	$10,752
12/31/2017	$10,338	$11,163	$10,799
1/31/2018	$10,363	$11,179	$10,695
2/28/2018	$10,350	$11,145	$10,594
3/31/2018	$10,350	$11,137	$10,647
4/30/2018	$10,389	$11,191	$10,576
5/31/2018	$10,403	$11,216	$10,634
6/30/2018	$10,390	$11,226	$10,619
7/31/2018	$10,444	$11,300	$10,641
8/31/2018	$10,485	$11,359	$10,693
9/30/2018	$10,525	$11,401	$10,647
10/31/2018	$10,513	$11,369	$10,558
11/30/2018	$10,502	$11,387	$10,606
12/31/2018	$10,399	$11,312	$10,772
1/31/2019	$10,601	$11,556	$10,920
2/28/2019	$10,698	$11,662	$10,932
3/31/2019	$10,728	$11,739	$11,130
4/30/2019	$10,785	$11,804	$11,145
5/31/2019	$10,775	$11,782	$11,316
6/30/2019	$10,846	$11,943	$11,476
7/31/2019	$10,889	$11,995	$11,510
8/31/2019	$10,932	$12,095	$11,770
9/30/2019	$10,962	$12,117	$11,719
10/31/2019	$11,005	$12,159	$11,757
11/30/2019	$11,034	$12,224	$11,755
12/31/2019	$11,089	$12,295	$11,773
1/31/2020	$11,089	$12,310	$11,984
2/29/2020	$10,994	$12,156	$12,163
3/31/2020	$10,432	$11,338	$11,926
4/30/2020	$10,697	$11,726	$12,165
5/31/2020	$10,977	$12,036	$12,278
6/30/2020	$10,995	$12,168	$12,381
7/31/2020	$11,265	$12,524	$12,598
8/31/2020	$11,341	$12,603	$12,525
9/30/2020	$11,292	$12,515	$12,503
10/31/2020	$11,313	$12,577	$12,458
11/30/2020	$11,573	$12,843	$12,621
12/31/2020	$11,691	$12,963	$12,664
1/31/2021	$11,724	$12,980	$12,585
2/28/2021	$11,746	$13,006	$12,422
3/31/2021	$11,783	$13,075	$12,278
4/30/2021	$11,862	$13,162	$12,381
5/31/2021	$11,898	$13,195	$12,428
6/30/2021	$11,963	$13,264	$12,519
7/31/2021	$11,955	$13,276	$12,645
8/31/2021	$11,991	$13,326	$12,636
9/30/2021	$12,013	$13,316	$12,528
10/31/2021	$12,035	$13,336	$12,518
11/30/2021	$11,970	$13,265	$12,533
12/31/2021	$12,095	$13,384	$12,525
1/31/2022	$11,985	$13,179	$12,250
2/28/2022	$11,979	$13,114	$12,083
3/31/2022	$11,943	$13,023	$11,759
4/30/2022	$11,803	$12,836	$11,320
5/31/2022	$11,812	$12,957	$11,383
6/30/2022	$11,388	$12,548	$11,155
7/31/2022	$11,788	$12,946	$11,436
8/31/2022	$11,664	$12,819	$11,138
9/30/2022	$11,524	$12,631	$10,658
10/31/2022	$11,732	$12,846	$10,541
11/30/2022	$11,852	$12,994	$10,935
12/31/2022	$11,854	$12,972	$10,897
1/31/2023	$12,056	$13,215	$11,235
2/28/2023	$12,001	$13,174	$10,959
3/31/2023	$12,087	$13,264	$11,216
4/30/2023	$12,171	$13,360	$11,285
5/31/2023	$12,134	$13,314	$11,168
6/30/2023	$12,254	$13,434	$11,151
7/31/2023	$12,359	$13,570	$11,162
8/31/2023	$12,402	$13,610	$11,094
9/30/2023	$12,383	$13,578	$10,830
10/31/2023	$12,316	$13,559	$10,667
11/30/2023	$12,522	$13,895	$11,147
12/31/2023	$12,729	$14,122	$11,570
1/31/2024	$12,757	$14,165	$11,542
2/29/2024	$12,785	$14,210	$11,404
3/31/2024	$12,896	$14,319	$11,516
4/30/2024	$12,876	$14,306	$11,247
5/31/2024	$12,989	$14,424	$11,433
6/30/2024	$13,087	$14,524	$11,538
7/31/2024	$13,220	$14,695	$11,800
8/31/2024	$13,354	$14,821	$11,973
9/30/2024	$13,436	$14,954	$12,138
10/31/2024	$13,430	$14,946	$11,862
11/30/2024	$13,529	$15,065	$11,987
12/31/2024	$13,526	$15,066	$11,806
1/31/2025	$13,642	$15,218	$11,877
2/28/2025	$13,707	$15,290	$12,123
3/31/2025	$13,670	$15,279	$12,120
4/30/2025	$13,683	$15,326	$12,163
5/31/2025	$13,818	$15,500	$12,101
6/30/2025	$13,971	$15,659	$12,289
7/31/2025	$14,019	$15,694	$12,272
8/31/2025	$14,121	$15,822	$12,419

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	5.74	4.48	3.83
Class A with Load	2.57	3.85	3.51
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.76	4.65	4.70
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

KEY FUND STATISTICS

Total net assets	$2,479,009,971
# of portfolio holdings	223
Portfolio turnover rate	40%
Total advisory fees paid	$8,393,532

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	60.5
B/B	32.1
CCC/Caa and below	0.4
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5‑1‑2027	1.6
GEO Group, Inc., 8.63%, 4‑15‑2029	1.5
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.3
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.2
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.1
Carnival Corp., 6.00%, 5‑1‑2029	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	28.1
1-3 years	58.0
3-5 years	12.0
5-10 years	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3017 08-25

Annual Shareholder Report

August 31, 2025

Short-Term High Income Fund

Administrator Class

WDHYX

This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$67	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two additional cuts to the federal funds rate by the end of 2025. Credit spreads narrowed and remained subdued for much of the period, near the tightest levels in 20 years for many credit sectors.

The top contributors to the Fund’s performance were an overweight to transportation and underweights to basic industry and services. Security selection contributed to performance, particularly in services, capital goods, and banking.

The main detractors from performance were selection in health care, an underweight to media, and an overweight to B rated bonds. Allocations to out-of-benchmark securities with durations longer than three years also detracted from performance.

Total return based on a $10,000 investment

	Administrator Class	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,952	$9,919	$10,039
10/31/2015	$10,053	$10,074	$10,071
11/30/2015	$10,005	$9,996	$10,035
12/31/2015	$9,994	$9,931	$9,984
1/31/2016	$9,981	$9,872	$10,095
2/29/2016	$10,019	$9,975	$10,166
3/31/2016	$10,133	$10,148	$10,291
4/30/2016	$10,196	$10,314	$10,361
5/31/2016	$10,222	$10,372	$10,369
6/30/2016	$10,237	$10,429	$10,552
7/31/2016	$10,314	$10,557	$10,639
8/31/2016	$10,354	$10,639	$10,650
9/30/2016	$10,381	$10,677	$10,653
10/31/2016	$10,383	$10,698	$10,582
11/30/2016	$10,385	$10,688	$10,344
12/31/2016	$10,450	$10,771	$10,375
1/31/2017	$10,463	$10,811	$10,411
2/28/2017	$10,503	$10,868	$10,492
3/31/2017	$10,502	$10,877	$10,488
4/30/2017	$10,552	$10,955	$10,575
5/31/2017	$10,578	$11,011	$10,657
6/30/2017	$10,590	$11,032	$10,648
7/31/2017	$10,630	$11,083	$10,701
8/31/2017	$10,631	$11,109	$10,793
9/30/2017	$10,658	$11,160	$10,755
10/31/2017	$10,684	$11,174	$10,768
11/30/2017	$10,684	$11,160	$10,752
12/31/2017	$10,697	$11,163	$10,799
1/31/2018	$10,725	$11,179	$10,695
2/28/2018	$10,713	$11,145	$10,594
3/31/2018	$10,714	$11,137	$10,647
4/30/2018	$10,756	$11,191	$10,576
5/31/2018	$10,758	$11,216	$10,634
6/30/2018	$10,760	$11,226	$10,619
7/31/2018	$10,817	$11,300	$10,641
8/31/2018	$10,860	$11,359	$10,693
9/30/2018	$10,904	$11,401	$10,647
10/31/2018	$10,893	$11,369	$10,558
11/30/2018	$10,883	$11,387	$10,606
12/31/2018	$10,778	$11,312	$10,772
1/31/2019	$10,989	$11,556	$10,920
2/28/2019	$11,076	$11,662	$10,932
3/31/2019	$11,123	$11,739	$11,130
4/30/2019	$11,183	$11,804	$11,145
5/31/2019	$11,161	$11,782	$11,316
6/30/2019	$11,250	$11,943	$11,476
7/31/2019	$11,296	$11,995	$11,510
8/31/2019	$11,342	$12,095	$11,770
9/30/2019	$11,374	$12,117	$11,719
10/31/2019	$11,421	$12,159	$11,757
11/30/2019	$11,452	$12,224	$11,755
12/31/2019	$11,511	$12,295	$11,773
1/31/2020	$11,512	$12,310	$11,984
2/29/2020	$11,416	$12,156	$12,163
3/31/2020	$10,834	$11,338	$11,926
4/30/2020	$11,110	$11,726	$12,165
5/31/2020	$11,402	$12,036	$12,278
6/30/2020	$11,422	$12,168	$12,381
7/31/2020	$11,704	$12,524	$12,598
8/31/2020	$11,785	$12,603	$12,525
9/30/2020	$11,735	$12,515	$12,503
10/31/2020	$11,758	$12,577	$12,458
11/30/2020	$12,030	$12,843	$12,621
12/31/2020	$12,154	$12,963	$12,664
1/31/2021	$12,176	$12,980	$12,585
2/28/2021	$12,215	$13,006	$12,422
3/31/2021	$12,255	$13,075	$12,278
4/30/2021	$12,338	$13,162	$12,381
5/31/2021	$12,378	$13,195	$12,428
6/30/2021	$12,447	$13,264	$12,519
7/31/2021	$12,440	$13,276	$12,645
8/31/2021	$12,480	$13,326	$12,636
9/30/2021	$12,504	$13,316	$12,528
10/31/2021	$12,529	$13,336	$12,518
11/30/2021	$12,462	$13,265	$12,533
12/31/2021	$12,594	$13,384	$12,525
1/31/2022	$12,482	$13,179	$12,250
2/28/2022	$12,477	$13,114	$12,083
3/31/2022	$12,441	$13,023	$11,759
4/30/2022	$12,296	$12,836	$11,320
5/31/2022	$12,307	$12,957	$11,383
6/30/2022	$11,867	$12,548	$11,155
7/31/2022	$12,270	$12,946	$11,436
8/31/2022	$12,157	$12,819	$11,138
9/30/2022	$12,013	$12,631	$10,658
10/31/2022	$12,232	$12,846	$10,541
11/30/2022	$12,358	$12,994	$10,935
12/31/2022	$12,363	$12,972	$10,897
1/31/2023	$12,575	$13,215	$11,235
2/28/2023	$12,518	$13,174	$10,959
3/31/2023	$12,610	$13,264	$11,216
4/30/2023	$12,700	$13,360	$11,285
5/31/2023	$12,663	$13,314	$11,168
6/30/2023	$12,790	$13,434	$11,151
7/31/2023	$12,901	$13,570	$11,162
8/31/2023	$12,948	$13,610	$11,094
9/30/2023	$12,929	$13,578	$10,830
10/31/2023	$12,861	$13,559	$10,667
11/30/2023	$13,078	$13,895	$11,147
12/31/2023	$13,279	$14,122	$11,570
1/31/2024	$13,310	$14,165	$11,542
2/29/2024	$13,358	$14,210	$11,404
3/31/2024	$13,475	$14,319	$11,516
4/30/2024	$13,457	$14,306	$11,247
5/31/2024	$13,577	$14,424	$11,433
6/30/2024	$13,681	$14,524	$11,538
7/31/2024	$13,821	$14,695	$11,800
8/31/2024	$13,963	$14,821	$11,973
9/30/2024	$14,050	$14,954	$12,138
10/31/2024	$14,029	$14,946	$11,862
11/30/2024	$14,152	$15,065	$11,987
12/31/2024	$14,151	$15,066	$11,806
1/31/2025	$14,274	$15,218	$11,877
2/28/2025	$14,343	$15,290	$12,123
3/31/2025	$14,305	$15,279	$12,120
4/30/2025	$14,321	$15,326	$12,163
5/31/2025	$14,464	$15,500	$12,101
6/30/2025	$14,626	$15,659	$12,289
7/31/2025	$14,678	$15,694	$12,272
8/31/2025	$14,786	$15,822	$12,419

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	5.89	4.64	3.99
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.76	4.65	4.70
Bloomberg U.S. Universal Bond Index	3.72	(0.17)	2.19

KEY FUND STATISTICS

Total net assets	$2,479,009,971
# of portfolio holdings	223
Portfolio turnover rate	40%
Total advisory fees paid	$8,393,532

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	60.5
B/B	32.1
CCC/Caa and below	0.4
Not rated	0.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5‑1‑2027	1.6
GEO Group, Inc., 8.63%, 4‑15‑2029	1.5
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.3
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.2
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.1
Carnival Corp., 6.00%, 5‑1‑2029	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	28.1
1-3 years	58.0
3-5 years	12.0
5-10 years	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

Effective October 8, 2025, Brian Keller, CFA, became a portfolio manager of the Fund. As of the same date, Chris Lee was no longer a portfolio manager of the Fund. At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3769 08-25

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2025

Institutional Class

SADIX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,998	$10,007	$10,068
10/31/2015	$10,019	$10,008	$10,069
11/30/2015	$10,028	$10,005	$10,043
12/31/2015	$10,026	$10,005	$10,010
1/31/2016	$10,023	$10,015	$10,148
2/29/2016	$10,034	$10,020	$10,220
3/31/2016	$10,069	$10,031	$10,314
4/30/2016	$10,104	$10,039	$10,353
5/31/2016	$10,117	$10,042	$10,356
6/30/2016	$10,141	$10,055	$10,542
7/31/2016	$10,164	$10,061	$10,609
8/31/2016	$10,175	$10,065	$10,597
9/30/2016	$10,187	$10,071	$10,590
10/31/2016	$10,199	$10,079	$10,509
11/30/2016	$10,187	$10,079	$10,261
12/31/2016	$10,199	$10,085	$10,275
1/31/2017	$10,223	$10,098	$10,295
2/28/2017	$10,236	$10,105	$10,365
3/31/2017	$10,236	$10,105	$10,359
4/30/2017	$10,249	$10,114	$10,439
5/31/2017	$10,272	$10,120	$10,519
6/30/2017	$10,285	$10,128	$10,509
7/31/2017	$10,297	$10,141	$10,554
8/31/2017	$10,310	$10,152	$10,649
9/30/2017	$10,324	$10,161	$10,598
10/31/2017	$10,337	$10,170	$10,604
11/30/2017	$10,339	$10,175	$10,591
12/31/2017	$10,352	$10,185	$10,639
1/31/2018	$10,355	$10,197	$10,517
2/28/2018	$10,359	$10,202	$10,417
3/31/2018	$10,363	$10,217	$10,484
4/30/2018	$10,392	$10,233	$10,406
5/31/2018	$10,397	$10,252	$10,480
6/30/2018	$10,415	$10,268	$10,467
7/31/2018	$10,445	$10,287	$10,470
8/31/2018	$10,474	$10,308	$10,537
9/30/2018	$10,505	$10,323	$10,469
10/31/2018	$10,512	$10,341	$10,386
11/30/2018	$10,519	$10,362	$10,448
12/31/2018	$10,527	$10,387	$10,640
1/31/2019	$10,598	$10,416	$10,753
2/28/2019	$10,633	$10,438	$10,747
3/31/2019	$10,681	$10,465	$10,954
4/30/2019	$10,703	$10,487	$10,956
5/31/2019	$10,726	$10,513	$11,151
6/30/2019	$10,773	$10,547	$11,291
7/31/2019	$10,795	$10,563	$11,316
8/31/2019	$10,830	$10,592	$11,609
9/30/2019	$10,852	$10,609	$11,547
10/31/2019	$10,887	$10,638	$11,582
11/30/2019	$10,895	$10,650	$11,576
12/31/2019	$10,929	$10,667	$11,568
1/31/2020	$10,963	$10,687	$11,791
2/29/2020	$10,971	$10,716	$12,003
3/31/2020	$10,685	$10,752	$11,932
4/30/2020	$10,872	$10,773	$12,144
5/31/2020	$10,981	$10,784	$12,201
6/30/2020	$11,052	$10,791	$12,278
7/31/2020	$11,108	$10,796	$12,461
8/31/2020	$11,137	$10,800	$12,360
9/30/2020	$11,151	$10,802	$12,354
10/31/2020	$11,164	$10,803	$12,298
11/30/2020	$11,202	$10,806	$12,419
12/31/2020	$11,227	$10,807	$12,436
1/31/2021	$11,237	$10,811	$12,347
2/28/2021	$11,234	$10,813	$12,169
3/31/2021	$11,231	$10,815	$12,017
4/30/2021	$11,254	$10,816	$12,112
5/31/2021	$11,264	$10,819	$12,151
6/30/2021	$11,273	$10,818	$12,237
7/31/2021	$11,267	$10,820	$12,374
8/31/2021	$11,273	$10,821	$12,350
9/30/2021	$11,280	$10,822	$12,243
10/31/2021	$11,274	$10,821	$12,240
11/30/2021	$11,267	$10,820	$12,276
12/31/2021	$11,261	$10,818	$12,245
1/31/2022	$11,241	$10,809	$11,981
2/28/2022	$11,210	$10,803	$11,847
3/31/2022	$11,154	$10,790	$11,518
4/30/2022	$11,125	$10,786	$11,081
5/31/2022	$11,124	$10,803	$11,152
6/30/2022	$11,072	$10,778	$10,977
7/31/2022	$11,125	$10,795	$11,246
8/31/2022	$11,129	$10,803	$10,928
9/30/2022	$11,081	$10,795	$10,456
10/31/2022	$11,075	$10,809	$10,320
11/30/2022	$11,151	$10,848	$10,700
12/31/2022	$11,216	$10,892	$10,651
1/31/2023	$11,335	$10,935	$10,979
2/28/2023	$11,349	$10,960	$10,695
3/31/2023	$11,377	$11,021	$10,967
4/30/2023	$11,434	$11,056	$11,033
5/31/2023	$11,480	$11,086	$10,913
6/30/2023	$11,526	$11,131	$10,874
7/31/2023	$11,600	$11,182	$10,867
8/31/2023	$11,659	$11,232	$10,797
9/30/2023	$11,705	$11,279	$10,523
10/31/2023	$11,741	$11,330	$10,357
11/30/2023	$11,847	$11,393	$10,826
12/31/2023	$11,956	$11,457	$11,240
1/31/2024	$12,039	$11,507	$11,210
2/29/2024	$12,080	$11,542	$11,051
3/31/2024	$12,151	$11,593	$11,153
4/30/2024	$12,181	$11,634	$10,871
5/31/2024	$12,254	$11,691	$11,056
6/30/2024	$12,314	$11,741	$11,160
7/31/2024	$12,403	$11,807	$11,421
8/31/2024	$12,480	$11,871	$11,585
9/30/2024	$12,570	$11,936	$11,740
10/31/2024	$12,589	$11,969	$11,449
11/30/2024	$12,665	$12,014	$11,570
12/31/2024	$12,713	$12,066	$11,381
1/31/2025	$12,776	$12,111	$11,441
2/28/2025	$12,837	$12,154	$11,693
3/31/2025	$12,886	$12,200	$11,697
4/30/2025	$12,919	$12,245	$11,743
5/31/2025	$12,982	$12,279	$11,659
6/30/2025	$13,045	$12,327	$11,839
7/31/2025	$13,095	$12,364	$11,807
8/31/2025	$13,173	$12,422	$11,949

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	5.56	3.42	2.79
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$1,409,499,285
# of portfolio holdings	646
Portfolio turnover rate	56%
Total advisory fees paid	$1,711,441

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3104 08-25

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2025

Class C

WUSTX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$128	1.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,989	$10,007	$10,068
10/31/2015	$10,001	$10,008	$10,069
11/30/2015	$9,989	$10,005	$10,043
12/31/2015	$9,977	$10,005	$10,010
1/31/2016	$9,965	$10,015	$10,148
2/29/2016	$9,968	$10,020	$10,220
3/31/2016	$9,993	$10,031	$10,314
4/30/2016	$10,031	$10,039	$10,353
5/31/2016	$10,034	$10,042	$10,356
6/30/2016	$10,037	$10,055	$10,542
7/31/2016	$10,051	$10,061	$10,609
8/31/2016	$10,052	$10,065	$10,597
9/30/2016	$10,055	$10,071	$10,590
10/31/2016	$10,057	$10,079	$10,509
11/30/2016	$10,048	$10,079	$10,261
12/31/2016	$10,039	$10,085	$10,275
1/31/2017	$10,053	$10,098	$10,295
2/28/2017	$10,057	$10,105	$10,365
3/31/2017	$10,060	$10,105	$10,359
4/30/2017	$10,063	$10,114	$10,439
5/31/2017	$10,065	$10,120	$10,519
6/30/2017	$10,069	$10,128	$10,509
7/31/2017	$10,083	$10,141	$10,554
8/31/2017	$10,075	$10,152	$10,649
9/30/2017	$10,079	$10,161	$10,598
10/31/2017	$10,082	$10,170	$10,604
11/30/2017	$10,074	$10,175	$10,591
12/31/2017	$10,079	$10,185	$10,639
1/31/2018	$10,084	$10,197	$10,517
2/28/2018	$10,067	$10,202	$10,417
3/31/2018	$10,073	$10,217	$10,484
4/30/2018	$10,081	$10,233	$10,406
5/31/2018	$10,088	$10,252	$10,480
6/30/2018	$10,096	$10,268	$10,467
7/31/2018	$10,116	$10,287	$10,470
8/31/2018	$10,135	$10,308	$10,537
9/30/2018	$10,144	$10,323	$10,469
10/31/2018	$10,141	$10,341	$10,386
11/30/2018	$10,150	$10,362	$10,448
12/31/2018	$10,149	$10,387	$10,640
1/31/2019	$10,196	$10,416	$10,753
2/28/2019	$10,233	$10,438	$10,747
3/31/2019	$10,257	$10,465	$10,954
4/30/2019	$10,281	$10,487	$10,956
5/31/2019	$10,294	$10,513	$11,151
6/30/2019	$10,318	$10,547	$11,291
7/31/2019	$10,341	$10,563	$11,316
8/31/2019	$10,365	$10,592	$11,609
9/30/2019	$10,376	$10,609	$11,547
10/31/2019	$10,387	$10,638	$11,582
11/30/2019	$10,398	$10,650	$11,576
12/31/2019	$10,409	$10,667	$11,568
1/31/2020	$10,432	$10,687	$11,791
2/29/2020	$10,443	$10,716	$12,003
3/31/2020	$10,148	$10,752	$11,932
4/30/2020	$10,317	$10,773	$12,144
5/31/2020	$10,423	$10,784	$12,201
6/30/2020	$10,481	$10,791	$12,278
7/31/2020	$10,526	$10,796	$12,461
8/31/2020	$10,544	$10,800	$12,360
9/30/2020	$10,537	$10,802	$12,354
10/31/2020	$10,540	$10,803	$12,298
11/30/2020	$10,568	$10,806	$12,419
12/31/2020	$10,582	$10,807	$12,436
1/31/2021	$10,582	$10,811	$12,347
2/28/2021	$10,584	$10,813	$12,169
3/31/2021	$10,572	$10,815	$12,017
4/30/2021	$10,585	$10,816	$12,112
5/31/2021	$10,586	$10,819	$12,151
6/30/2021	$10,573	$10,818	$12,237
7/31/2021	$10,573	$10,820	$12,374
8/31/2021	$10,574	$10,821	$12,350
9/30/2021	$10,574	$10,822	$12,243
10/31/2021	$10,562	$10,821	$12,240
11/30/2021	$10,537	$10,820	$12,276
12/31/2021	$10,537	$10,818	$12,245
1/31/2022	$10,500	$10,809	$11,981
2/28/2022	$10,464	$10,803	$11,847
3/31/2022	$10,403	$10,790	$11,518
4/30/2022	$10,367	$10,786	$11,081
5/31/2022	$10,370	$10,803	$11,152
6/30/2022	$10,312	$10,778	$10,977
7/31/2022	$10,341	$10,795	$11,246
8/31/2022	$10,348	$10,803	$10,928
9/30/2022	$10,295	$10,795	$10,456
10/31/2022	$10,269	$10,809	$10,320
11/30/2022	$10,343	$10,848	$10,700
12/31/2022	$10,382	$10,892	$10,651
1/31/2023	$10,484	$10,935	$10,979
2/28/2023	$10,500	$10,960	$10,695
3/31/2023	$10,506	$11,021	$10,967
4/30/2023	$10,561	$11,056	$11,033
5/31/2023	$10,582	$11,086	$10,913
6/30/2023	$10,617	$11,131	$10,874
7/31/2023	$10,688	$11,182	$10,867
8/31/2023	$10,734	$11,232	$10,797
9/30/2023	$10,761	$11,279	$10,523
10/31/2023	$10,804	$11,330	$10,357
11/30/2023	$10,899	$11,393	$10,826
12/31/2023	$10,985	$11,457	$11,240
1/31/2024	$11,072	$11,507	$11,210
2/29/2024	$11,094	$11,542	$11,051
3/31/2024	$11,157	$11,593	$11,153
4/30/2024	$11,182	$11,634	$10,871
5/31/2024	$11,260	$11,691	$11,056
6/30/2024	$11,313	$11,741	$11,160
7/31/2024	$11,392	$11,807	$11,421
8/31/2024	$11,460	$11,871	$11,585
9/30/2024	$11,541	$11,936	$11,740
10/31/2024	$11,556	$11,969	$11,449
11/30/2024	$11,610	$12,014	$11,570
12/31/2024	$11,665	$12,066	$11,381
1/31/2025	$11,720	$12,111	$11,441
2/28/2025	$11,774	$12,154	$11,693
3/31/2025	$11,803	$12,200	$11,697
4/30/2025	$11,845	$12,245	$11,743
5/31/2025	$11,901	$12,279	$11,659
6/30/2025	$11,957	$12,327	$11,839
7/31/2025	$12,000	$12,364	$11,807
8/31/2025	$12,070	$12,422	$11,949

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	4.51	2.43	1.90
Class C with Load	3.51	2.43	1.90
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$1,409,499,285
# of portfolio holdings	646
Portfolio turnover rate	56%
Total advisory fees paid	$1,711,441

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3547 08-25

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2025

Class A2

WUSNX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class A2	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,995	$10,007	$10,068
10/31/2015	$10,013	$10,008	$10,069
11/30/2015	$10,008	$10,005	$10,043
12/31/2015	$10,002	$10,005	$10,010
1/31/2016	$9,997	$10,015	$10,148
2/29/2016	$10,005	$10,020	$10,220
3/31/2016	$10,037	$10,031	$10,314
4/30/2016	$10,069	$10,039	$10,353
5/31/2016	$10,090	$10,042	$10,356
6/30/2016	$10,099	$10,055	$10,542
7/31/2016	$10,120	$10,061	$10,609
8/31/2016	$10,128	$10,065	$10,597
9/30/2016	$10,137	$10,071	$10,590
10/31/2016	$10,146	$10,079	$10,509
11/30/2016	$10,143	$10,079	$10,261
12/31/2016	$10,140	$10,085	$10,275
1/31/2017	$10,160	$10,098	$10,295
2/28/2017	$10,170	$10,105	$10,365
3/31/2017	$10,179	$10,105	$10,359
4/30/2017	$10,189	$10,114	$10,439
5/31/2017	$10,198	$10,120	$10,519
6/30/2017	$10,207	$10,128	$10,509
7/31/2017	$10,217	$10,141	$10,554
8/31/2017	$10,227	$10,152	$10,649
9/30/2017	$10,237	$10,161	$10,598
10/31/2017	$10,247	$10,170	$10,604
11/30/2017	$10,246	$10,175	$10,591
12/31/2017	$10,256	$10,185	$10,639
1/31/2018	$10,268	$10,197	$10,517
2/28/2018	$10,257	$10,202	$10,417
3/31/2018	$10,270	$10,217	$10,484
4/30/2018	$10,284	$10,233	$10,406
5/31/2018	$10,298	$10,252	$10,480
6/30/2018	$10,312	$10,268	$10,467
7/31/2018	$10,339	$10,287	$10,470
8/31/2018	$10,353	$10,308	$10,537
9/30/2018	$10,380	$10,323	$10,469
10/31/2018	$10,384	$10,341	$10,386
11/30/2018	$10,400	$10,362	$10,448
12/31/2018	$10,405	$10,387	$10,640
1/31/2019	$10,460	$10,416	$10,753
2/28/2019	$10,504	$10,438	$10,747
3/31/2019	$10,535	$10,465	$10,954
4/30/2019	$10,567	$10,487	$10,956
5/31/2019	$10,586	$10,513	$11,151
6/30/2019	$10,618	$10,547	$11,291
7/31/2019	$10,649	$10,563	$11,316
8/31/2019	$10,667	$10,592	$11,609
9/30/2019	$10,698	$10,609	$11,547
10/31/2019	$10,716	$10,638	$11,582
11/30/2019	$10,734	$10,650	$11,576
12/31/2019	$10,752	$10,667	$11,568
1/31/2020	$10,783	$10,687	$11,791
2/29/2020	$10,800	$10,716	$12,003
3/31/2020	$10,503	$10,752	$11,932
4/30/2020	$10,683	$10,773	$12,144
5/31/2020	$10,800	$10,784	$12,201
6/30/2020	$10,866	$10,791	$12,278
7/31/2020	$10,906	$10,796	$12,461
8/31/2020	$10,932	$10,800	$12,360
9/30/2020	$10,943	$10,802	$12,354
10/31/2020	$10,954	$10,803	$12,298
11/30/2020	$10,989	$10,806	$12,419
12/31/2020	$10,998	$10,807	$12,436
1/31/2021	$11,006	$10,811	$12,347
2/28/2021	$11,014	$10,813	$12,169
3/31/2021	$11,008	$10,815	$12,017
4/30/2021	$11,029	$10,816	$12,112
5/31/2021	$11,036	$10,819	$12,151
6/30/2021	$11,042	$10,818	$12,237
7/31/2021	$11,034	$10,820	$12,374
8/31/2021	$11,038	$10,821	$12,350
9/30/2021	$11,043	$10,822	$12,243
10/31/2021	$11,034	$10,821	$12,240
11/30/2021	$11,025	$10,820	$12,276
12/31/2021	$11,017	$10,818	$12,245
1/31/2022	$10,995	$10,809	$11,981
2/28/2022	$10,962	$10,803	$11,847
3/31/2022	$10,905	$10,790	$11,518
4/30/2022	$10,876	$10,786	$11,081
5/31/2022	$10,874	$10,803	$11,152
6/30/2022	$10,821	$10,778	$10,977
7/31/2022	$10,872	$10,795	$11,246
8/31/2022	$10,874	$10,803	$10,928
9/30/2022	$10,826	$10,795	$10,456
10/31/2022	$10,819	$10,809	$10,320
11/30/2022	$10,892	$10,848	$10,700
12/31/2022	$10,954	$10,892	$10,651
1/31/2023	$11,069	$10,935	$10,979
2/28/2023	$11,081	$10,960	$10,695
3/31/2023	$11,107	$11,021	$10,967
4/30/2023	$11,161	$11,056	$11,033
5/31/2023	$11,204	$11,086	$10,913
6/30/2023	$11,248	$11,131	$10,874
7/31/2023	$11,319	$11,182	$10,867
8/31/2023	$11,375	$11,232	$10,797
9/30/2023	$11,419	$11,279	$10,523
10/31/2023	$11,452	$11,330	$10,357
11/30/2023	$11,554	$11,393	$10,826
12/31/2023	$11,659	$11,457	$11,240
1/31/2024	$11,738	$11,507	$11,210
2/29/2024	$11,777	$11,542	$11,051
3/31/2024	$11,845	$11,593	$11,153
4/30/2024	$11,872	$11,634	$10,871
5/31/2024	$11,942	$11,691	$11,056
6/30/2024	$11,999	$11,741	$11,160
7/31/2024	$12,085	$11,807	$11,421
8/31/2024	$12,158	$11,871	$11,585
9/30/2024	$12,244	$11,936	$11,740
10/31/2024	$12,261	$11,969	$11,449
11/30/2024	$12,333	$12,014	$11,570
12/31/2024	$12,379	$12,066	$11,381
1/31/2025	$12,439	$12,111	$11,441
2/28/2025	$12,497	$12,154	$11,693
3/31/2025	$12,528	$12,200	$11,697
4/30/2025	$12,573	$12,245	$11,743
5/31/2025	$12,633	$12,279	$11,659
6/30/2025	$12,693	$12,327	$11,839
7/31/2025	$12,739	$12,364	$11,807
8/31/2025	$12,814	$12,422	$11,949

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A2Footnote Reference*	5.40	3.23	2.51
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.

KEY FUND STATISTICS

Total net assets	$1,409,499,285
# of portfolio holdings	646
Portfolio turnover rate	56%
Total advisory fees paid	$1,711,441

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5101 08-25

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2025

Class A

SADAX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$48	0.47%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$9,800	$10,000	$10,000
9/30/2015	$9,795	$10,007	$10,068
10/31/2015	$9,813	$10,008	$10,069
11/30/2015	$9,808	$10,005	$10,043
12/31/2015	$9,802	$10,005	$10,010
1/31/2016	$9,797	$10,015	$10,148
2/29/2016	$9,805	$10,020	$10,220
3/31/2016	$9,836	$10,031	$10,314
4/30/2016	$9,868	$10,039	$10,353
5/31/2016	$9,888	$10,042	$10,356
6/30/2016	$9,897	$10,055	$10,542
7/31/2016	$9,917	$10,061	$10,609
8/31/2016	$9,925	$10,065	$10,597
9/30/2016	$9,934	$10,071	$10,590
10/31/2016	$9,943	$10,079	$10,509
11/30/2016	$9,940	$10,079	$10,261
12/31/2016	$9,937	$10,085	$10,275
1/31/2017	$9,957	$10,098	$10,295
2/28/2017	$9,967	$10,105	$10,365
3/31/2017	$9,976	$10,105	$10,359
4/30/2017	$9,985	$10,114	$10,439
5/31/2017	$9,994	$10,120	$10,519
6/30/2017	$10,003	$10,128	$10,509
7/31/2017	$10,012	$10,141	$10,554
8/31/2017	$10,022	$10,152	$10,649
9/30/2017	$10,033	$10,161	$10,598
10/31/2017	$10,042	$10,170	$10,604
11/30/2017	$10,041	$10,175	$10,591
12/31/2017	$10,051	$10,185	$10,639
1/31/2018	$10,063	$10,197	$10,517
2/28/2018	$10,052	$10,202	$10,417
3/31/2018	$10,065	$10,217	$10,484
4/30/2018	$10,078	$10,233	$10,406
5/31/2018	$10,092	$10,252	$10,480
6/30/2018	$10,106	$10,268	$10,467
7/31/2018	$10,132	$10,287	$10,470
8/31/2018	$10,146	$10,308	$10,537
9/30/2018	$10,173	$10,323	$10,469
10/31/2018	$10,176	$10,341	$10,386
11/30/2018	$10,192	$10,362	$10,448
12/31/2018	$10,197	$10,387	$10,640
1/31/2019	$10,251	$10,416	$10,753
2/28/2019	$10,294	$10,438	$10,747
3/31/2019	$10,325	$10,465	$10,954
4/30/2019	$10,356	$10,487	$10,956
5/31/2019	$10,375	$10,513	$11,151
6/30/2019	$10,405	$10,547	$11,291
7/31/2019	$10,436	$10,563	$11,316
8/31/2019	$10,454	$10,592	$11,609
9/30/2019	$10,484	$10,609	$11,547
10/31/2019	$10,502	$10,638	$11,582
11/30/2019	$10,520	$10,650	$11,576
12/31/2019	$10,537	$10,667	$11,568
1/31/2020	$10,567	$10,687	$11,791
2/29/2020	$10,584	$10,716	$12,003
3/31/2020	$10,292	$10,752	$11,932
4/30/2020	$10,470	$10,773	$12,144
5/31/2020	$10,585	$10,784	$12,201
6/30/2020	$10,651	$10,791	$12,278
7/31/2020	$10,702	$10,796	$12,461
8/31/2020	$10,728	$10,800	$12,360
9/30/2020	$10,727	$10,802	$12,354
10/31/2020	$10,737	$10,803	$12,298
11/30/2020	$10,772	$10,806	$12,419
12/31/2020	$10,794	$10,807	$12,436
1/31/2021	$10,801	$10,811	$12,347
2/28/2021	$10,809	$10,813	$12,169
3/31/2021	$10,804	$10,815	$12,017
4/30/2021	$10,824	$10,816	$12,112
5/31/2021	$10,831	$10,819	$12,151
6/30/2021	$10,825	$10,818	$12,237
7/31/2021	$10,830	$10,820	$12,374
8/31/2021	$10,834	$10,821	$12,350
9/30/2021	$10,838	$10,822	$12,243
10/31/2021	$10,830	$10,821	$12,240
11/30/2021	$10,809	$10,820	$12,276
12/31/2021	$10,814	$10,818	$12,245
1/31/2022	$10,780	$10,809	$11,981
2/28/2022	$10,748	$10,803	$11,847
3/31/2022	$10,692	$10,790	$11,518
4/30/2022	$10,662	$10,786	$11,081
5/31/2022	$10,672	$10,803	$11,152
6/30/2022	$10,607	$10,778	$10,977
7/31/2022	$10,656	$10,795	$11,246
8/31/2022	$10,670	$10,803	$10,928
9/30/2022	$10,622	$10,795	$10,456
10/31/2022	$10,602	$10,809	$10,320
11/30/2022	$10,685	$10,848	$10,700
12/31/2022	$10,732	$10,892	$10,651
1/31/2023	$10,844	$10,935	$10,979
2/28/2023	$10,867	$10,960	$10,695
3/31/2023	$10,880	$11,021	$10,967
4/30/2023	$10,944	$11,056	$11,033
5/31/2023	$10,973	$11,086	$10,913
6/30/2023	$11,015	$11,131	$10,874
7/31/2023	$11,096	$11,182	$10,867
8/31/2023	$11,151	$11,232	$10,797
9/30/2023	$11,179	$11,279	$10,523
10/31/2023	$11,224	$11,330	$10,357
11/30/2023	$11,323	$11,393	$10,826
12/31/2023	$11,411	$11,457	$11,240
1/31/2024	$11,502	$11,507	$11,210
2/29/2024	$11,525	$11,542	$11,051
3/31/2024	$11,590	$11,593	$11,153
4/30/2024	$11,617	$11,634	$10,871
5/31/2024	$11,698	$11,691	$11,056
6/30/2024	$11,752	$11,741	$11,160
7/31/2024	$11,835	$11,807	$11,421
8/31/2024	$11,905	$11,871	$11,585
9/30/2024	$11,989	$11,936	$11,740
10/31/2024	$12,005	$11,969	$11,449
11/30/2024	$12,061	$12,014	$11,570
12/31/2024	$12,118	$12,066	$11,381
1/31/2025	$12,175	$12,111	$11,441
2/28/2025	$12,232	$12,154	$11,693
3/31/2025	$12,262	$12,200	$11,697
4/30/2025	$12,305	$12,245	$11,743
5/31/2025	$12,363	$12,279	$11,659
6/30/2025	$12,421	$12,327	$11,839
7/31/2025	$12,466	$12,364	$11,807
8/31/2025	$12,539	$12,422	$11,949

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	5.32	3.17	2.50
Class A with Load	3.21	2.75	2.29
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$1,409,499,285
# of portfolio holdings	646
Portfolio turnover rate	56%
Total advisory fees paid	$1,711,441

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3006 08-25

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2025

Administrator Class

WUSDX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps = 1.00%) early in the period before holding rates steady for the first eight months of 2025. The period ended with markets pricing in two additional Fed rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period.

Portfolio duration remained close to its strategic neutral (longer than the benchmark). The portfolio was positioned modestly up in quality and credit exposure was reduced as valuations became more extreme.

The portfolio had a diversified set of non-benchmark securitized exposures. The top contributors to the Fund’s performance were duration and curve positioning, credit-quality allocation, and sector allocation (including diversified non-benchmark holdings). Security selection also contributed.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2015	$10,000	$10,000	$10,000
9/30/2015	$9,996	$10,007	$10,068
10/31/2015	$10,016	$10,008	$10,069
11/30/2015	$10,023	$10,005	$10,043
12/31/2015	$10,019	$10,005	$10,010
1/31/2016	$10,015	$10,015	$10,148
2/29/2016	$10,012	$10,020	$10,220
3/31/2016	$10,058	$10,031	$10,314
4/30/2016	$10,091	$10,039	$10,353
5/31/2016	$10,102	$10,042	$10,356
6/30/2016	$10,124	$10,055	$10,542
7/31/2016	$10,146	$10,061	$10,609
8/31/2016	$10,155	$10,065	$10,597
9/30/2016	$10,166	$10,071	$10,590
10/31/2016	$10,175	$10,079	$10,509
11/30/2016	$10,162	$10,079	$10,261
12/31/2016	$10,172	$10,085	$10,275
1/31/2017	$10,182	$10,098	$10,295
2/28/2017	$10,205	$10,105	$10,365
3/31/2017	$10,203	$10,105	$10,359
4/30/2017	$10,215	$10,114	$10,439
5/31/2017	$10,237	$10,120	$10,519
6/30/2017	$10,248	$10,128	$10,509
7/31/2017	$10,258	$10,141	$10,554
8/31/2017	$10,269	$10,152	$10,649
9/30/2017	$10,281	$10,161	$10,598
10/31/2017	$10,293	$10,170	$10,604
11/30/2017	$10,292	$10,175	$10,591
12/31/2017	$10,304	$10,185	$10,639
1/31/2018	$10,305	$10,197	$10,517
2/28/2018	$10,308	$10,202	$10,417
3/31/2018	$10,310	$10,217	$10,484
4/30/2018	$10,325	$10,233	$10,406
5/31/2018	$10,340	$10,252	$10,480
6/30/2018	$10,356	$10,268	$10,467
7/31/2018	$10,384	$10,287	$10,470
8/31/2018	$10,412	$10,308	$10,537
9/30/2018	$10,428	$10,323	$10,469
10/31/2018	$10,445	$10,341	$10,386
11/30/2018	$10,451	$10,362	$10,448
12/31/2018	$10,457	$10,387	$10,640
1/31/2019	$10,514	$10,416	$10,753
2/28/2019	$10,559	$10,438	$10,747
3/31/2019	$10,592	$10,465	$10,954
4/30/2019	$10,625	$10,487	$10,956
5/31/2019	$10,646	$10,513	$11,151
6/30/2019	$10,679	$10,547	$11,291
7/31/2019	$10,712	$10,563	$11,316
8/31/2019	$10,744	$10,592	$11,609
9/30/2019	$10,764	$10,609	$11,547
10/31/2019	$10,784	$10,638	$11,582
11/30/2019	$10,803	$10,650	$11,576
12/31/2019	$10,823	$10,667	$11,568
1/31/2020	$10,855	$10,687	$11,791
2/29/2020	$10,874	$10,716	$12,003
3/31/2020	$10,587	$10,752	$11,932
4/30/2020	$10,758	$10,773	$12,144
5/31/2020	$10,878	$10,784	$12,201
6/30/2020	$10,946	$10,791	$12,278
7/31/2020	$10,999	$10,796	$12,461
8/31/2020	$11,025	$10,800	$12,360
9/30/2020	$11,024	$10,802	$12,354
10/31/2020	$11,034	$10,803	$12,298
11/30/2020	$11,070	$10,806	$12,419
12/31/2020	$11,093	$10,807	$12,436
1/31/2021	$11,100	$10,811	$12,347
2/28/2021	$11,108	$10,813	$12,169
3/31/2021	$11,103	$10,815	$12,017
4/30/2021	$11,123	$10,816	$12,112
5/31/2021	$11,131	$10,819	$12,151
6/30/2021	$11,124	$10,818	$12,237
7/31/2021	$11,129	$10,820	$12,374
8/31/2021	$11,133	$10,821	$12,350
9/30/2021	$11,137	$10,822	$12,243
10/31/2021	$11,129	$10,821	$12,240
11/30/2021	$11,107	$10,820	$12,276
12/31/2021	$11,111	$10,818	$12,245
1/31/2022	$11,076	$10,809	$11,981
2/28/2022	$11,056	$10,803	$11,847
3/31/2022	$10,998	$10,790	$11,518
4/30/2022	$10,968	$10,786	$11,081
5/31/2022	$10,964	$10,803	$11,152
6/30/2022	$10,910	$10,778	$10,977
7/31/2022	$10,947	$10,795	$11,246
8/31/2022	$10,962	$10,803	$10,928
9/30/2022	$10,913	$10,795	$10,456
10/31/2022	$10,891	$10,809	$10,320
11/30/2022	$10,977	$10,848	$10,700
12/31/2022	$11,025	$10,892	$10,651
1/31/2023	$11,154	$10,935	$10,979
2/28/2023	$11,165	$10,960	$10,695
3/31/2023	$11,191	$11,021	$10,967
4/30/2023	$11,244	$11,056	$11,033
5/31/2023	$11,273	$11,086	$10,913
6/30/2023	$11,317	$11,131	$10,874
7/31/2023	$11,401	$11,182	$10,867
8/31/2023	$11,457	$11,232	$10,797
9/30/2023	$11,499	$11,279	$10,523
10/31/2023	$11,532	$11,330	$10,357
11/30/2023	$11,634	$11,393	$10,826
12/31/2023	$11,725	$11,457	$11,240
1/31/2024	$11,818	$11,507	$11,210
2/29/2024	$11,842	$11,542	$11,051
3/31/2024	$11,909	$11,593	$11,153
4/30/2024	$11,936	$11,634	$10,871
5/31/2024	$12,020	$11,691	$11,056
6/30/2024	$12,075	$11,741	$11,160
7/31/2024	$12,161	$11,807	$11,421
8/31/2024	$12,234	$11,871	$11,585
9/30/2024	$12,319	$11,936	$11,740
10/31/2024	$12,335	$11,969	$11,449
11/30/2024	$12,393	$12,014	$11,570
12/31/2024	$12,452	$12,066	$11,381
1/31/2025	$12,511	$12,111	$11,441
2/28/2025	$12,569	$12,154	$11,693
3/31/2025	$12,599	$12,200	$11,697
4/30/2025	$12,643	$12,245	$11,743
5/31/2025	$12,703	$12,279	$11,659
6/30/2025	$12,762	$12,327	$11,839
7/31/2025	$12,808	$12,364	$11,807
8/31/2025	$12,882	$12,422	$11,949

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	5.30	3.16	2.56
Bloomberg Short-Term Government/Corporate Bond Index	4.64	2.84	2.19
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

KEY FUND STATISTICS

Total net assets	$1,409,499,285
# of portfolio holdings	646
Portfolio turnover rate	56%
Total advisory fees paid	$1,711,441

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	33.8
Asset-backed securities	18.4
U.S. Treasury securities	16.2
Non-agency mortgage-backed securities	13.4
Yankee corporate bonds and notes	10.4
Agency securities	6.2
Investment companies	1.1
Yankee government bonds	0.4
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	3.8
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.9
U.S. Treasury Notes, 4.25%, 1‑31‑2026	1.4
SPGN Mortgage Trust Series 2022-TFLM Class A, 5.91%, 2‑15‑2039	1.4
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.47%, 10‑25‑2045	0.9
TRTX Issuer Ltd. Series 2022-FL5 Class A, 6.01%, 2‑15‑2039	0.9
Equitable Financial Life Global Funding, 5.50%, 12‑2‑2025	0.8
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1, 4.38%, 5‑25‑2067	0.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3709 08-25

Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series CP

August 31, 2025

WFCPX

This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series CP for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series CP	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued. Securitized sectors also saw spreads widen and then narrow to levels below their three- and five-year averages.

The no-fee CoreBuilder® Shares - Series CP mutual fund is used along with individual bonds to create the Core Plus SMA strategy.

Within the Fund, top contributions to performance came from sector allocation—primarily out-of-benchmark sectors, including U.S. and European high yield bonds and European investment-grade bonds. Non-U.S.-dollar exposure to emerging and developed market government bonds produced mixed results. Credit-quality allocations, security selection, and duration and curve management contributed. Allocations to non-agency mortgage-backed securities detracted.

Total return based on a $10,000 investment

	Managed Account CoreBuilder® Shares - Series CP	Bloomberg U.S. Aggregate Bond Index
6/2/2021	$10,000	$10,000
6/30/2021	$10,050	$10,077
7/31/2021	$10,130	$10,190
8/31/2021	$10,135	$10,171
9/30/2021	$10,070	$10,083
10/31/2021	$10,087	$10,080
11/30/2021	$10,080	$10,110
12/31/2021	$10,110	$10,084
1/31/2022	$9,922	$9,866
2/28/2022	$9,800	$9,756
3/31/2022	$9,616	$9,485
4/30/2022	$9,244	$9,125
5/31/2022	$9,220	$9,184
6/30/2022	$8,958	$9,040
7/31/2022	$9,159	$9,261
8/31/2022	$8,960	$8,999
9/30/2022	$8,601	$8,611
10/31/2022	$8,507	$8,499
11/30/2022	$8,793	$8,812
12/31/2022	$8,774	$8,772
1/31/2023	$9,122	$9,042
2/28/2023	$8,907	$8,808
3/31/2023	$9,107	$9,032
4/30/2023	$9,156	$9,086
5/31/2023	$9,057	$8,987
6/30/2023	$9,036	$8,955
7/31/2023	$9,074	$8,949
8/31/2023	$9,045	$8,892
9/30/2023	$8,828	$8,666
10/31/2023	$8,696	$8,529
11/30/2023	$9,101	$8,916
12/31/2023	$9,476	$9,257
1/31/2024	$9,495	$9,231
2/29/2024	$9,381	$9,101
3/31/2024	$9,486	$9,185
4/30/2024	$9,297	$8,953
5/31/2024	$9,442	$9,105
6/30/2024	$9,515	$9,191
7/31/2024	$9,713	$9,406
8/31/2024	$9,862	$9,541
9/30/2024	$10,000	$9,669
10/31/2024	$9,809	$9,429
11/30/2024	$9,911	$9,528
12/31/2024	$9,805	$9,373
1/31/2025	$9,885	$9,422
2/28/2025	$10,063	$9,630
3/31/2025	$10,037	$9,633
4/30/2025	$10,054	$9,671
5/31/2025	$10,037	$9,602
6/30/2025	$10,186	$9,749
7/31/2025	$10,190	$9,724
8/31/2025	$10,327	$9,840

Managed Account CoreBuilder® Shares - Series CP

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	Since Inception (6/2/21)
Managed Account CoreBuilder® Shares - Series CP	4.77	0.76
Bloomberg U.S. Aggregate Bond Index	3.14	(0.38)

KEY FUND STATISTICS

Total net assets	$918,687,241
# of portfolio holdings	546
Portfolio turnover rate	315%
Total advisory fees paid	$0

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.1
AA/Aa	36.4
A/A	13.8
BBB/Baa	13.7
BB/Ba	10.2
B/B	3.3
CCC/Caa and below	0.1
Not rated	9.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

0-1 year	7.4
1-3 years	19.9
3-5 years	39.5
5-10 years	22.4
10-20 years	2.8
20-30 years	7.2
30+ years	0.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4903 08-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended August 31, 2025	Fiscal year ended August 31, 2024
Audit fees	$533,800	$627,400
Audit-related fees(1)	3,900	—
Tax fees (2)	23,370	48,820
All other fees	—	—

	$561,070	$676,220

(1)	Consent fees for merger of Allspring Adjustable Rate Government Fund into Allspring Ultra Short-Term Income Fund on July 25, 2025.
(2)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series CP
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring Managed Account | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 15.48%
FHLB	5.63%	3-14-2036	$500,000	$547,789
FNMA%%	5.00	9-15-2055	4,150,000	4,092,429
FNMA%%	5.50	9-15-2054	18,305,000	18,408,052
FNMA%%	6.00	9-15-2054	24,835,000	25,370,534
FNMA%%	6.50	9-17-2054	10,305,000	10,678,767
GNMA%%	2.00	9-22-2055	455,000	372,632
GNMA%%	2.50	9-22-2055	1,030,000	877,894
GNMA%%	3.00	9-22-2055	2,545,000	2,253,410
GNMA%%	3.50	9-22-2055	1,575,000	1,433,319
GNMA%%	5.00	9-15-2054	19,200,000	19,004,968
GNMA%%	5.50	9-15-2054	21,455,000	21,612,490
GNMA%%	6.00	9-15-2054	21,360,000	21,783,512
GNMA%%	6.50	9-15-2054	15,360,000	15,803,685
Total agency securities (Cost $141,601,232)				142,239,481
Asset-backed securities: 20.41%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,840,501	1,898,215
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	2,872,696	2,881,946
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	336,697	342,814
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	5.67	8-18-2042	1,000,000	996,323
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,000,000	2,002,337
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	1,500,000	1,529,775
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	3,600,000	3,604,531
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	270,821
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	5.64	10-21-2042	300,000	300,375
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	610,231
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	3,565,000	3,605,481
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	32,752	33,061
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	101,933
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class C144A	6.38	1-15-2031	1,700,000	1,737,171
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	5,500,000	5,643,958
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	178,063	175,071
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	1,230,000	1,242,042
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	1,315,000	1,336,047
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,500,000	1,487,370
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	3,600,000	3,534,879
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,000,000	1,016,615
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	500,000	510,848
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	2,320,000	2,426,941
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	1,766,667	1,791,860
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56%	11-20-2048	$1,025,000	$1,036,359
DataBank Issuer LLC Series 2021-1A Class B144A	2.65	2-27-2051	250,000	246,178
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	6,620,000	6,637,433
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	293,562	259,648
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	1,000,000	1,000,962
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	976,656	918,731
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	1,047,746	1,060,641
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	110,027	111,543
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	344,353	352,952
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	1,476,655	1,514,745
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	3,532,754	3,571,927
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	4,808,728	4,891,303
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	857,021
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	4,019,625	4,162,531
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	5,815,000	5,653,687
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	1,335,000	1,341,022
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	2,105,000	2,189,123
Frontier Issuer LLC Series 2023-1 Class A2144A	6.60	8-20-2053	2,500,000	2,540,124
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	1,000,000	1,033,202
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	270,000	274,079
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	6.95	9-1-2026	275,000	275,015
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	3,600,000	3,767,231
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	4,150,044	4,134,570
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	398,097	355,078
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,050,000	1,017,390
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	2,604,000	2,322,622
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	159,500	158,586
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	1,600,338	1,603,824
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	4,992,834	5,067,746
Mariner Finance Issuance Trust Series 2025-AA Class A144A	4.98	5-20-2038	5,000,000	5,074,896
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.55	10-16-2036	153,984	153,602
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.27	10-16-2036	3,300,000	3,225,480
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.70	2-19-2037	413,313	413,303
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.55	2-19-2037	250,000	245,147
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
MNR ABS Issuer I LLC‡	8.12%	12-15-2038	$261,325	$266,238
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	555,000	554,918
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	850,725	870,224
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	71,813	67,712
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,250,000	806,447
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	3,600,000	3,620,607
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	4,215,000	4,262,817
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	248,021	219,742
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	8,492	8,507
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	5,486,000	5,503,253
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	2,198,626	2,236,094
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48	9-26-2033	2,931,000	2,961,113
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	325,000	329,259
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	7,973	7,955
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	1,500,000	1,511,571
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	338,585
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	2,086,155	2,118,983
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,998,008	2,032,082
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	424,502	428,946
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	660,000	662,064
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	2,100,000	2,103,544
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.82	7-15-2039	2,500,000	2,509,240
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	1,105,646	1,145,985
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,350,000	1,353,561
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	3,017,437	2,976,217
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	780,000	800,469
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	315,620
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	375,169	382,579
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,175,000	1,181,131
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,238	103,152
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	443,250	451,996
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,500,000	3,524,698
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	818,812	818,473
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,779,000	2,760,592
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44%	6-25-2054	$2,010,000	$2,029,312
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,987	441,493
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	4,000,000	4,063,617
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,385,578
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.01	2-15-2039	831,593	831,606
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.90	9-18-2042	2,400,000	2,405,999
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	704,675	701,836
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	5,395,000	5,540,825
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	3,114,220	2,773,217
Westlake Automobile Receivables Trust Series 2024-2A Class A3144A	5.56	2-15-2028	615,000	619,924
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	3,000,000	3,100,146
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,598,400	1,504,490
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	4,700,000	4,804,722
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	1,500,000	1,548,136
Total asset-backed securities (Cost $185,945,781)				187,533,621

	Shares
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	32,517	0
Total common stocks (Cost $0)		0

			Principal
Corporate bonds and notes: 17.69%
Basic materials: 0.33%
Chemicals: 0.18%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$1,500,000	1,513,529
Westlake Corp.	1.63	7-17-2029	100,000	110,724
				1,624,253
Iron/steel: 0.15%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	300,000	274,290
Nucor Corp.	5.10	6-1-2035	1,100,000	1,107,641
				1,381,931
Communications: 0.92%
Advertising: 0.05%
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	170,000	173,035
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	310,000	295,814
				468,849
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Media: 0.79%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25%	1-15-2034	$3,290,000	$2,856,633
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	750,000	709,921
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	60,000	36,614
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,410,000	934,384
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	590,000	620,167
Comcast Corp.	2.94	11-1-2056	1,130,000	650,598
News Corp.144A	3.88	5-15-2029	650,000	627,671
Time Warner Cable LLC	5.50	9-1-2041	935,000	844,824
				7,280,812
Telecommunications: 0.08%
AT&T, Inc.	3.55	9-15-2055	1,080,000	718,145
Consumer, cyclical: 3.30%
Airlines: 0.50%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	1,556,005	1,526,685
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	25,000	25,019
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	2,080,000	2,091,755
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	43,516	43,499
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	433,831	446,118
United Airlines Pass-Through Trust Series 2024-1 Class A	5.88	2-15-2037	482,761	490,488
				4,623,564
Apparel: 0.30%
Beach Acquisition Bidco LLC144A	5.25	7-15-2032	2,300,000	2,749,097
Auto manufacturers: 0.91%
Daimler Truck Finance North America LLC144A	4.65	10-12-2030	970,000	971,785
Ford Motor Credit Co. LLC	5.13	11-5-2026	2,100,000	2,103,467
Hyundai Capital America144A	5.40	6-23-2032	3,875,000	3,981,220
Hyundai Capital America144A	5.80	4-1-2030	1,010,000	1,057,592
Toyota Motor Credit Corp.	3.85	7-24-2030	200,000	242,608
				8,356,672
Entertainment: 0.72%
Cinemark USA, Inc.144A	5.25	7-15-2028	510,000	506,877
WarnerMedia Holdings, Inc.	4.28	3-15-2032	2,842,000	2,452,646
WarnerMedia Holdings, Inc.	5.05	3-15-2042	3,800,000	2,560,250
WarnerMedia Holdings, Inc.	5.14	3-15-2052	1,773,000	1,103,356
				6,623,129
Home builders: 0.05%
LGI Homes, Inc.144A	8.75	12-15-2028	130,000	136,172
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	290,000	289,158
				425,330
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Housewares: 0.03%
Newell Brands, Inc.	6.38%	5-15-2030	$229,000	$225,847
Leisure time: 0.32%
NCL Corp. Ltd.144A	6.75	2-1-2032	305,000	314,550
Sabre Global, Inc.144A	8.63	6-1-2027	802,000	811,738
Sabre Global, Inc.144A	10.75	11-15-2029	1,912,000	1,848,411
				2,974,699
Lodging: 0.33%
Las Vegas Sands Corp.	5.63	6-15-2028	655,000	670,590
Las Vegas Sands Corp.	6.00	6-14-2030	1,625,000	1,693,999
Las Vegas Sands Corp.	6.20	8-15-2034	625,000	646,486
				3,011,075
Retail: 0.09%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	551,000	545,631
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	265,000	258,652
				804,283
Toys/games/hobbies: 0.05%
Hasbro, Inc.	6.05	5-14-2034	460,000	478,727
Consumer, non-cyclical: 2.35%
Agriculture: 0.49%
BAT Capital Corp.	4.76	9-6-2049	25,000	20,605
BAT Capital Corp.	5.63	8-15-2035	2,520,000	2,585,442
BAT Capital Corp.	6.25	8-15-2055	1,850,000	1,865,942
				4,471,989
Biotechnology: 0.09%
Biogen, Inc.	6.45	5-15-2055	775,000	789,122
Commercial services: 0.37%
GEO Group, Inc.	8.63	4-15-2029	425,000	449,455
GEO Group, Inc.	10.25	4-15-2031	500,000	551,186
Global Payments, Inc.	4.88	3-17-2031	1,000,000	1,223,277
Global Payments, Inc.	5.95	8-15-2052	40,000	38,040
Upbound Group, Inc.144A	6.38	2-15-2029	1,205,000	1,181,023
				3,442,981
Food: 0.88%
Kroger Co.	5.50	9-15-2054	3,515,000	3,291,260
Mars, Inc.144A	5.20	3-1-2035	2,875,000	2,901,653
Mars, Inc.144A	5.70	5-1-2055	1,975,000	1,925,920
				8,118,833
Healthcare-products: 0.07%
Danaher Corp.	2.50	3-30-2030	600,000	693,493
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 0.22%
HCA, Inc.	5.95%	9-15-2054	$690,000	$661,124
Highmark, Inc.144A	2.55	5-10-2031	435,000	379,489
UnitedHealth Group, Inc.	5.63	7-15-2054	1,005,000	956,623
				1,997,236
Pharmaceuticals: 0.23%
AbbVie, Inc.	5.60	3-15-2055	1,150,000	1,138,942
Eli Lilly & Co.	5.65	10-15-2065	985,000	976,727
				2,115,669
Energy: 1.50%
Energy-alternate sources: 0.02%
TerraForm Power Operating LLC144A	4.75	1-15-2030	195,000	188,161
Oil & gas: 0.52%
APA Corp.144A	5.35	7-1-2049	60,000	47,649
BP Capital Markets America, Inc.	5.23	11-17-2034	4,490,000	4,586,434
Coterra Energy, Inc.	5.90	2-15-2055	45,000	41,977
Expand Energy Corp.	5.38	3-15-2030	70,000	70,706
				4,746,766
Oil & gas services: 0.10%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	905,000	902,522
Pipelines: 0.86%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	740,000	788,403
Harvest Midstream I LP144A	7.50	5-15-2032	110,000	113,258
Kinetik Holdings LP144A	6.63	12-15-2028	1,000,000	1,028,817
MPLX LP	6.20	9-15-2055	665,000	646,246
Prairie Acquiror LP144A	9.00	8-1-2029	650,000	677,699
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	835,000	845,426
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	2,095,000	2,063,990
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	104,136
Venture Global LNG, Inc.144A	9.50	2-1-2029	375,000	412,280
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	1,290,000	1,281,024
				7,961,279
Financial: 5.66%
Banks: 2.24%
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	745,000	766,983
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	725,000	739,505
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	1,730,000	1,754,303
Morgan Stanley (U.S. SOFR+1.51%)±	5.19	4-17-2031	2,000,000	2,061,550
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	1,550,000	1,511,608
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	2,000,000	2,081,753
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74%	3-20-2031	$5,000,000	$5,196,244
U.S. Bancorp (U.S. SOFR+1.60%)±	4.84	2-1-2034	3,500,000	3,479,032
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	1,220,000	1,286,626
Wells Fargo & Co. (3 Month EURIBOR+1.85%)±	1.74	5-4-2030	1,500,000	1,679,535
				20,557,139
Diversified financial services: 0.54%
Aircastle Ltd.144A	5.95	2-15-2029	40,000	41,726
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	1,690,000	1,724,490
American Express Co. (U.S. SOFR+1.22%)±	4.92	7-20-2033	600,000	607,672
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,265,000	1,195,746
Computershare U.S., Inc.	1.13	10-7-2031	700,000	711,832
PRA Group, Inc.144A	5.00	10-1-2029	510,000	479,205
United Wholesale Mortgage LLC144A	5.50	4-15-2029	215,000	211,742
				4,972,413
Insurance: 1.58%
200 Park Funding Trust144A	5.74	2-15-2055	720,000	705,335
Athene Global Funding	0.37	9-10-2026	100,000	114,514
Athene Global Funding144A	5.03	7-17-2030	1,360,000	1,381,370
Athene Global Funding144A	5.54	8-22-2035	1,495,000	1,487,848
Brown & Brown, Inc.	4.90	6-23-2030	670,000	678,338
Equitable America Global Funding144A	4.95	6-9-2030	1,930,000	1,968,742
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	210,000	172,133
Jackson Financial, Inc.	4.00	11-23-2051	1,500,000	1,035,995
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	750,000	747,649
New York Life Insurance Co.144A	5.88	5-15-2033	1,150,000	1,210,265
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	1,200,000	1,251,567
Omnis Funding Trust144A	6.72	5-15-2055	1,235,000	1,275,414
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	15,000	14,046
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	30,000	29,398
RGA Global Funding144A	5.05	12-6-2031	1,850,000	1,883,704
Transatlantic Holdings, Inc.	8.00	11-30-2039	443,000	555,566
				14,511,884
Investment Companies: 0.73%
Ares Capital Corp. BDC	5.50	9-1-2030	2,000,000	2,025,524
Ares Capital Corp. BDC	5.88	3-1-2029	1,000,000	1,029,086
Ares Strategic Income Fund BDC	5.70	3-15-2028	1,110,000	1,125,272
Blue Owl Capital Corp. BDC	5.95	3-15-2029	2,500,000	2,538,865
				6,718,747
REITs: 0.57%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	400,000	426,525
Brandywine Operating Partnership LP	8.88	4-12-2029	185,000	201,127
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
REITs(continued)
EPR Properties	3.75%	8-15-2029	$45,000	$43,217
Essential Properties LP	2.95	7-15-2031	62,000	55,777
Essential Properties LP	5.40	12-1-2035	3,120,000	3,078,301
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	130,000	136,687
Realty Income Corp.	5.13	7-6-2034	1,000,000	1,291,513
				5,233,147
Industrial: 1.00%
Aerospace/defense: 0.20%
Boeing Co.	5.81	5-1-2050	60,000	57,698
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,590,000	1,751,099
				1,808,797
Building materials: 0.09%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	885,000	851,567
Electronics: 0.08%
Sensata Technologies, Inc.144A	6.63	7-15-2032	700,000	722,989
Transportation: 0.09%
United Parcel Service, Inc.	5.95	5-14-2055	410,000	414,747
United Parcel Service, Inc.	6.05	5-14-2065	410,000	414,657
				829,404
Trucking & leasing: 0.54%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	4,165,000	4,346,823
GATX Corp.	6.05	6-5-2054	635,000	634,700
				4,981,523
Technology: 0.83%
Computers: 0.01%
Booz Allen Hamilton, Inc.	5.95	4-15-2035	75,000	77,184
Semiconductors: 0.54%
Foundry JV Holdco LLC144A	6.20	1-25-2037	4,735,000	4,978,941
Software: 0.28%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	335,000	328,614
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,590,000	1,699,914
Rocket Software, Inc.144A	9.00	11-28-2028	550,000	566,255
				2,594,783
Utilities: 1.80%
Electric: 1.79%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	190,000	195,230
Baltimore Gas & Electric Co.	5.45	6-1-2035	800,000	824,346
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	70,000	71,709
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Duke Energy Corp.	3.10%	6-15-2028		$600,000	$707,789
Duke Energy Corp.	3.85	6-15-2034		1,300,000	1,507,937
Duke Energy Indiana LLC	5.40	4-1-2053		400,000	380,511
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		830,000	830,295
Entergy Mississippi LLC	5.80	4-15-2055		450,000	447,994
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		2,405,000	2,512,742
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		75,000	76,096
Interstate Power & Light Co.	5.60	6-29-2035		1,300,000	1,344,163
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		1,755,000	1,744,188
PG&E Corp.	5.25	7-1-2030		220,000	214,405
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		2,995,000	2,972,191
PSEG Power LLC144A	5.75	5-15-2035		1,595,000	1,651,206
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		65,000	65,180
Southern California Edison Co.	3.65	2-1-2050		150,000	103,266
Southern California Edison Co.	5.75	4-15-2054		340,000	318,195
Southwestern Public Service Co.	6.00	6-1-2054		500,000	500,241
					16,467,684
Gas: 0.01%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		25,000	26,649
Total corporate bonds and notes (Cost $159,693,966)					162,507,315
Foreign corporate bonds and notes: 6.31%
Communications: 1.46%
Internet: 0.10%
United Group BV144A	6.50	10-31-2031	EUR	800,000	950,947
Media: 0.01%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	111,783	93,570
Telecommunications: 1.35%
British Telecommunications PLC	3.13	2-11-2032	EUR	970,000	1,122,183
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	600,000	869,875
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	598,045
Eutelsat SA	1.50	10-13-2028	EUR	200,000	217,058
Fibercop SpA	1.63	1-18-2029	EUR	1,000,000	1,095,441
Koninklijke KPN NV	3.88	7-3-2031	EUR	400,000	486,345
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	900,000	1,054,051
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	1,820,000	2,118,049
Telecom Italia SpA	1.63	1-18-2029	EUR	300,000	334,576
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	250,000	271,667
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	1,100,000	1,391,105
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	810,000	969,762
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00%	8-27-2080	EUR	840,000	$939,470
Zegona Finance PLC144A	6.75	7-15-2029	EUR	720,000	891,645
					12,359,272
Consumer, cyclical: 1.06%
Distribution/wholesale: 0.10%
SIG PLC144A	9.75	10-31-2029	EUR	800,000	909,144
Entertainment: 0.46%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	800,000	936,678
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	720,000	888,369
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	900,000	1,095,494
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	540,000	655,920
Motion Finco Sarl	7.38	6-15-2030	EUR	300,000	310,808
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	303,310
					4,190,579
Leisure time: 0.21%
TUI AG	5.88	3-15-2029	EUR	900,000	1,093,753
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	729,000	874,233
					1,967,986
Lodging: 0.10%
Essendi SA	5.50	11-15-2031	EUR	800,000	958,185
Retail: 0.17%
Dufry One BV	4.50	5-23-2032	EUR	756,000	898,674
Fressnapf Holding SE	5.25	10-31-2031	EUR	556,000	666,227
					1,564,901
Toys/games/hobbies: 0.02%
Asmodee Group AB	5.75	12-15-2029	EUR	160,000	196,325
Consumer, non-cyclical: 1.17%
Agriculture: 0.17%
BAT International Finance PLC	2.25	1-16-2030	EUR	1,380,000	1,564,853
Commercial services: 0.62%
Amber Finco PLC	6.63	7-15-2029	EUR	900,000	1,107,742
Nexi SpA	2.13	4-30-2029	EUR	1,000,000	1,124,127
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,050,000	1,253,853
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	650,000	792,855
Verisure Holding AB	5.50	5-15-2030	EUR	860,000	1,044,708
Worldline SA	4.13	9-12-2028	EUR	400,000	413,480
					5,736,765
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Food: 0.23%
Iceland Bondco PLC	10.88%	12-15-2027	GBP	708,000	$1,012,635
Market Bidco Finco PLC	5.50	11-4-2027	GBP	800,000	1,084,003
					2,096,638
Healthcare-services: 0.15%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	600,000	744,920
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	500,000	622,757
					1,367,677
Energy: 0.32%
Oil & gas: 0.20%
Aker BP ASA	1.13	5-12-2029	EUR	250,000	273,151
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	550,000	637,107
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	800,000	896,664
					1,806,922
Oil & gas services: 0.12%
OEG Finance PLC	7.25	9-27-2029	EUR	900,000	1,096,902
Financial: 1.15%
Banks: 0.75%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,000,000	1,171,017
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	1,000,000	1,241,527
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	500,681
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	250,944
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	500,000	623,936
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	800,000	1,044,721
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	600,000	703,158
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	300,000	378,297
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	750,000	980,616
					6,894,897
Diversified financial services: 0.10%
Sherwood Financing PLC	4.50	11-15-2026	EUR	800,000	934,049
Insurance: 0.17%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	300,000	334,188
AXA SA	3.63	1-10-2033	EUR	1,000,000	1,213,265
					1,547,453
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Real estate: 0.13%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13%	12-2-2026	EUR	1,000,000	$1,156,439
Government securities: 0.17%
Multi-national: 0.17%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	1,570,000	1,558,342
Industrial: 0.19%
Engineering & construction: 0.13%
Bouygues SA	4.63	6-7-2032	EUR	500,000	627,961
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	500,000	543,965
					1,171,926
Machinery-diversified: 0.06%
John Deere Bank SA	2.50	9-14-2026	EUR	500,000	586,597
Technology: 0.18%
Computers: 0.18%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	729,000	863,370
Teleperformance SE	5.75	11-22-2031	EUR	600,000	761,868
					1,625,238
Utilities: 0.61%
Electric: 0.34%
Enel Finance International NVøø	0.75	6-17-2030	EUR	1,000,000	1,057,494
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	900,000	1,091,608
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	800,000	991,634
					3,140,736
Gas: 0.14%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	1,200,000	1,330,586
Water: 0.13%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	945,000	1,147,741
Total foreign corporate bonds and notes (Cost $53,284,746)					57,954,670
Foreign government bonds: 8.36%
Australia: 0.95%
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	6,800,000	4,344,209
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	6,780,000	4,342,836
					8,687,045
Brazil: 1.56%
Brazil	10.00	1-1-2027	BRL	81,500,000	14,366,978
Colombia: 0.95%
Colombia TES	5.75	11-3-2027	COP	37,500,000,000	8,709,690
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
France: 2.13%
French Republic144A	2.70%	2-25-2031	EUR	16,860,000	$19,603,088
Indonesia: 0.50%
Indonesia	6.63	2-15-2034	IDR	6,000,000,000	370,787
Indonesia	6.88	4-15-2029	IDR	66,300,000,000	4,191,071
					4,561,858
South Africa: 0.46%
Republic of South Africa	8.00	1-31-2030	ZAR	75,775,000	4,277,187
United Kingdom: 1.81%
U.K. Gilts	3.25	1-31-2033	GBP	6,635,000	8,293,145
U.K. Gilts	4.13	7-22-2029	GBP	6,120,000	8,300,758
					16,593,903
Total foreign government bonds (Cost $74,775,221)					76,799,749

	Shares
Investment companies: 0.37%
Exchange-traded funds: 0.37%
SPDR Portfolio High Yield Bond ETF	142,800	3,404,352
Total investment companies (Cost $3,332,952)		3,404,352

			Principal
Loans: 0.24%
Communications: 0.07%
Telecommunications: 0.07%
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.78	4-15-2030	$658,322	653,661
Consumer, cyclical: 0.06%
Airlines: 0.01%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.04	4-1-2031	60,000	60,281
Retail: 0.05%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	500,000	481,460
Consumer, non-cyclical: 0.10%
Food: 0.08%
B&G Foods, Inc. (U.S. SOFR 1 Month+3.50%)±	7.82	10-10-2029	744,375	704,923
Healthcare-services: 0.02%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	402,964	176,297
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)‡±	11.78	1-12-2026	70,597	31,416
Modivcare, Inc. (U.S. SOFR 3 Month+6.00%)‡±	13.50	2-22-2026	34,979	34,279
				241,992
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Energy: 0.01%
Pipelines: 0.01%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	8.07%	8-1-2029	$98,754	$99,297
Total loans (Cost $2,532,541)				2,241,614
Non-agency mortgage-backed securities: 10.51%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.96	6-15-2042	2,000,000	2,008,125
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	1,881,973	1,888,938
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,981,679	2,995,740
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,744,652	1,535,025
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	619,798	587,380
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	3,769,479	3,786,321
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	1,727,837	1,729,906
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	2,240,000	2,336,028
Bank Series 2022-BNK44 Class A5±±	5.94	11-15-2055	3,835,000	4,085,764
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	795,000	831,900
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	475,000	438,436
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.90	8-15-2042	1,545,000	1,549,828
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	1,115,000	1,170,650
BRAVO Residential Funding Trust Series 2024-NQM1 Class A1144A±±	5.94	12-1-2063	4,534,024	4,566,232
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.05	11-15-2028	750,000	750,000
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	236,400
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.38	10-15-2036	1,500,000	1,500,000
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.37	10-15-2036	4,560,000	4,562,850
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	575,665
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.00	2-15-2041	750,000	747,891
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	878,206	862,313
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	177,237	179,659
CSMC Trust Series 2014-USA Class A1144A	3.30	9-15-2037	1,178,907	1,098,606
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	1,026,170	991,419
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	1,615,000	1,641,098
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	3,747,602	3,768,999
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.96	12-15-2039	2,165,000	2,167,706
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	6.76	9-25-2029	65,831	62,170
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.21	1-25-2030	99,352	97,094
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.36	11-15-2036	750,000	748,359
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16%	10-25-2056	$292,487	$298,714
Hawaii Hotel Trust Series 2025-MAUI Class B (U.S. SOFR 1 Month+1.74%)144A±	6.11	3-15-2042	3,700,000	3,702,313
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	97,084	85,155
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	417,876	358,832
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.75	11-15-2045	114,167	102,753
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	67,764	61,123
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	4,518,457	4,553,224
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	2,075,000	2,076,112
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	6.16	12-15-2041	1,695,000	1,697,119
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	900,000	844,898
MFA Trust Series 2021-INV1 Class A2144A±±	1.06	1-25-2056	376,215	364,446
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	72,013	67,679
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	1,980,000	1,501,523
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	3,200,000	2,904,669
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	3,206,540	3,231,462
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	5.34	1-25-2048	62,730	61,749
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	331,693	296,393
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	1,100,246	1,096,659
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	1,308,705	1,302,766
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	2,589,480	2,591,111
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	1,784,591	1,803,080
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,526,855	1,275,582
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.31	10-15-2041	3,325,000	3,334,971
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	34,565	32,764
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.46	2-15-2042	4,000,000	3,985,000
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	5.74	10-25-2059	150,000	152,655
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	286,811
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	735,945	742,159
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	222,240	211,430
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28%	4-25-2064	$46,828	$44,324
Verus Securitization Trust Series 2024-4 Class A1144A±±	6.22	6-25-2069	1,885,462	1,907,340
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	5,000,000	5,045,759
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	6.11	6-15-2042	1,000,000	1,000,000
Total non-agency mortgage-backed securities (Cost $96,009,456)				96,521,077
U.S. Treasury securities: 17.20%
U.S. Treasury Bonds##	4.25	8-15-2054	9,380,000	8,392,169
U.S. Treasury Bonds	4.50	2-15-2044	135,000	129,400
U.S. Treasury Bonds	4.63	11-15-2044	470,000	455,937
U.S. Treasury Bonds##	4.63	5-15-2054	9,325,000	8,883,884
U.S. Treasury Bonds##	4.63	2-15-2055	11,665,000	11,118,203
U.S. Treasury Bonds	4.75	11-15-2043	2,265,000	2,244,031
U.S. Treasury Bonds	4.75	2-15-2045	30,000	29,555
U.S. Treasury Bonds	4.75	11-15-2053	580,000	563,823
U.S. Treasury Bonds##	4.75	5-15-2055	9,380,000	9,124,981
U.S. Treasury Bonds	4.75	8-15-2055	2,440,000	2,374,425
U.S. Treasury Notes##	3.88	6-30-2030	6,905,000	6,961,642
U.S. Treasury Notes##	3.88	7-31-2030	58,695,000	59,167,312
U.S. Treasury Notes##	4.00	5-31-2030	15,990,000	16,211,736
U.S. Treasury Notes	4.13	10-31-2026	4,700,000	4,715,055
U.S. Treasury Notes##	4.13	10-31-2029	11,875,000	12,089,770
U.S. Treasury Notes##	4.13	8-31-2030	9,660,000	9,841,502
U.S. Treasury Notes	4.13	3-31-2032	40,000	40,539
U.S. Treasury Notes	4.13	5-31-2032	3,755,000	3,802,378
U.S. Treasury Notes	4.25	8-15-2035	1,855,000	1,858,768
Total U.S. Treasury securities (Cost $158,403,660)				158,005,110
Yankee corporate bonds and notes: 8.35%
Basic materials: 0.31%
Chemicals: 0.15%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	800,000	569,465
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	800,000	824,704
				1,394,169
Mining: 0.16%
Rio Tinto Finance USA PLC	5.75	3-14-2055	1,490,000	1,490,375
Communications: 1.15%
Media: 0.07%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	290,000	272,250
VZ Secured Financing BV144A	5.00	1-15-2032	400,000	355,199
				627,449
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Telecommunications: 1.08%
Colombia Telecomunicaciones SA ESP144A	4.95%	7-17-2030	$525,000	$479,041
Nokia Oyj	6.63	5-15-2039	10,000	10,216
NTT Finance Corp.144A	4.88	7-16-2030	6,665,000	6,767,892
NTT Finance Corp.144A	5.17	7-16-2032	1,170,000	1,192,068
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	390,000	404,850
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	825,000	846,599
Zegona Finance PLC144A	8.63	7-15-2029	247,000	262,717
				9,963,383
Consumer, cyclical: 0.97%
Leisure time: 0.97%
Carnival Corp.144A	6.13	2-15-2033	4,315,000	4,431,091
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	330,000	335,273
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	4,035,000	4,139,793
				8,906,157
Consumer, non-cyclical: 0.24%
Agriculture: 0.19%
Japan Tobacco, Inc.144A	5.85	6-15-2035	1,670,000	1,763,688
Pharmaceuticals: 0.05%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	350,000	397,640
Energy: 1.09%
Oil & gas: 1.01%
Aker BP ASA144A	5.13	10-1-2034	965,000	934,803
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	178,049	180,736
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	1,000,000	1,051,370
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	355,000	351,908
Eni SpA144A	5.95	5-15-2054	2,995,000	2,907,513
Saudi Arabian Oil Co.144A	5.38	6-2-2035	815,000	836,745
Saudi Arabian Oil Co.144A	6.38	6-2-2055	2,000,000	2,057,870
TotalEnergies Capital SA	5.43	9-10-2064	510,000	472,051
Var Energi ASA144A	6.50	5-22-2035	455,000	475,796
				9,268,792
Pipelines: 0.08%
Enbridge, Inc.	5.95	4-5-2054	165,000	162,766
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	15,000	16,012
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)±	7.63	3-1-2055	500,000	520,298
				699,076
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Financial: 4.13%
Banks: 2.44%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88%	1-29-2031	$150,000	$148,875
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	700,000	728,000
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	1,200,000	1,180,830
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	1,200,000	1,165,122
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	576,000	618,182
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	2,255,000	2,325,833
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	1,750,000	1,805,109
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	700,000	697,362
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	200,000	212,347
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	200,000	203,775
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	1,845,000	1,868,514
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	1,640,000	1,677,518
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	1,020,000	1,064,462
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	4,065,000	4,178,685
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	2,850,000	2,919,469
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	610,000	600,082
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	975,000	996,634
				22,390,799
Diversified financial services: 0.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	520,000	544,434
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	815,000	780,891
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,600,000	1,661,555
Unifin Financiera SAB de CV144A	9.88	1-28-2029	250,000	15,250
				3,002,130
Insurance: 0.93%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	200,000	203,240
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	400,000	424,460
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	1,035,000	1,074,518
Dai-ichi Life Insurance Co. Ltd. (5 Year Treasury Constant Maturity+2.52%)144Aʊ±	6.20	1-16-2035	1,335,000	1,384,180
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Intact Financial Corp.144A	5.46%	9-22-2032	$2,725,000	$2,785,883
Meiji Yasuda Life Insurance Co. (5 Year Treasury Constant Maturity+2.91%)144A±	6.10	6-11-2055	595,000	612,755
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	2,000,000	2,073,710
				8,558,746
Savings & loans: 0.44%
Nationwide Building Society (U.S. SOFR+1.06%)144A±	4.65	7-14-2029	4,000,000	4,033,268
Government securities: 0.07%
Multi-national: 0.07%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	600,000	595,436
Industrial: 0.00%
Engineering & construction: 0.00%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	10,000	10,787
Utilities: 0.39%
Electric: 0.39%
Comision Federal de Electricidad144A	3.35	2-9-2031	1,000,000	892,659
Comision Federal de Electricidad144A	3.88	7-26-2033	2,300,000	1,990,832
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	700,000	704,395
				3,587,886
Total yankee corporate bonds and notes (Cost $75,388,440)				76,689,781
Yankee government bonds: 1.48%
Benin: 0.04%
Benin144A	7.96	2-13-2038	400,000	394,147
Bermuda: 0.06%
Bermuda144A	3.38	8-20-2050	800,000	546,352
Colombia: 0.16%
Colombia	8.00	11-14-2035	1,400,000	1,472,100
Dominican Republic: 0.19%
Dominican Republic144A	4.88	9-23-2032	780,000	735,462
Dominican Republic144A	7.05	2-3-2031	1,000,000	1,066,400
				1,801,862
Israel: 0.32%
Israel	5.75	3-12-2054	3,150,000	2,911,325
Ivory Coast: 0.12%
Ivory Coast144A	8.25	1-30-2037	1,100,000	1,095,621
Mexico: 0.29%
Mexico	3.77	5-24-2061	1,495,000	891,738
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Mexico(continued)
Mexico	4.75%	3-8-2044	$500,000	$396,875
Mexico	6.35	2-9-2035	1,300,000	1,343,095
				2,631,708
Panama: 0.30%
Panama	4.50	5-15-2047	1,160,000	850,094
Panama	4.50	1-19-2063	2,790,000	1,893,294
				2,743,388
Total yankee government bonds (Cost $13,326,276)				13,596,503

	Yield	Shares
Short-term investments: 7.66%
Investment companies: 2.98%
Allspring Government Money Market Fund Select Class♠∞##	4.23	27,424,938	27,424,938

				Principal
U.S. Treasury securities: 4.68%
U.S. Treasury Bills☼		0.00	9-2-2025	$18,000,000	18,000,000
U.S. Treasury Bills☼		3.72	9-16-2025	25,000,000	24,958,529
					42,958,529
Total short-term investments (Cost $70,383,677)					70,383,467
Total investments in securities (Cost $1,034,677,948)	114.06%				1,047,876,740
Other assets and liabilities, net	(14.06)				(129,189,499)
Total net assets	100.00%				$918,687,241

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—August 31, 2025

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,123,011	$577,526,069	$(563,224,142)	$0	$0	$27,424,938	27,424,938	$944,431
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	8,884,971	AUD	13,500,000	Morgan Stanley, Inc.	9-30-2025	$45,692	$0
USD	13,245,891	BRL	74,630,000	Morgan Stanley, Inc.	9-30-2025	0	(422,422)
USD	774,784	BRL	4,400,000	Morgan Stanley, Inc.	9-30-2025	0	(31,066)
USD	8,970,995	COP	36,590,000,000	Morgan Stanley, Inc.	9-30-2025	0	(111,233)
USD	75,763,241	EUR	65,416,000	Citibank N.A.	9-30-2025	0	(899,873)
EUR	810,000	USD	944,899	Citibank N.A.	9-30-2025	4,366	0
USD	2,234,520	EUR	1,900,000	Citibank N.A.	9-30-2025	7,849	0
USD	869,342	EUR	740,000	Citibank N.A.	9-30-2025	2,112	0
USD	950,248	EUR	810,000	Citibank N.A.	9-30-2025	983	0
USD	3,724,869	EUR	3,200,000	Citibank N.A.	9-30-2025	0	(25,314)
EUR	1,400,000	USD	1,631,788	Citibank N.A.	9-30-2025	8,917	0
USD	20,781,149	GBP	15,394,000	Citibank N.A.	9-30-2025	0	(30,787)
JPY	1,350,000,000	USD	9,380,593	Citibank N.A.	9-30-2025	0	(166,563)
USD	4,721,414	JPY	680,000,000	Citibank N.A.	9-30-2025	80,273	0
JPY	554,000,000	USD	3,825,043	Citibank N.A.	9-30-2025	0	(43,878)
USD	4,176,596	ZAR	75,265,000	Morgan Stanley, Inc.	9-30-2025	0	(82,382)
						$150,192	$(1,813,518)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Portfolio of investments—August 31, 2025

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	393	12-19-2025	$44,122,396	$44,212,500	$90,104	$0
Ultra Long Term U.S. Treasury Bond	253	12-19-2025	29,590,543	29,490,313	0	(100,230)
2-Year U.S. Treasury Notes	1,520	12-31-2025	316,577,824	316,979,374	401,550	0
5-Year U.S. Treasury Notes	860	12-31-2025	93,794,877	94,143,125	348,248	0
Short
10-Year Euro BUND Index	(1)	9-8-2025	(153,338)	(151,561)	1,777	0
2-Year Euro SCHATZ	(2)	9-8-2025	(251,373)	(250,499)	874	0
5-Year Euro-BOBL Futures	(378)	9-8-2025	(52,256,773)	(51,943,414)	313,359	0
Ultra 10-Year U.S. Treasury Notes	(879)	12-19-2025	(100,153,516)	(100,563,094)	0	(409,578)
					$1,155,912	$(509,808)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	8,245,000	$681,659	$579,598	$102,061	$0
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,007,253,010)	$1,020,451,802
Investments in affiliated securities, at value (cost $27,424,938)	27,424,938
Cash at broker segregated for futures contracts	3,838,000
Segregated cash for forward foreign currency contracts	1,210,000
Segregated cash for swap contracts	589,878
Foreign currency, at value (cost $194,345)	195,468
Receivable for investments sold	23,450,050
Receivable for interest	9,048,022
Receivable for Fund shares sold	2,321,787
Receivable for daily variation margin on open futures contracts	216,443
Unrealized gains on forward foreign currency contracts	150,192
Receivable from manager	9,909
Prepaid expenses and other assets	793
Total assets	1,088,907,282
Liabilities
Payable for when-issued transactions	164,969,037
Payable for investments purchased	2,417,518
Unrealized losses on forward foreign currency contracts	1,813,518
Overdraft due to custodian bank	529,446
Payable for daily variation margin on open futures contracts	252,839
Cash due to broker	200,000
Payable for Fund shares redeemed	13,996
Contingent tax liability	12,400
Payable for daily variation margin on centrally cleared swap contracts	9,145
Accrued expenses and other liabilities	2,142
Total liabilities	170,220,041
Total net assets	$918,687,241
Net assets consist of
Paid-in capital	$918,113,027
Total distributable earnings	574,214
Total net assets	$918,687,241
Computation of net asset value per share
Net assets	$918,687,241
Shares outstanding[1]	53,733,526
Net asset value per share	$17.10
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Statement of operations—year ended August 31, 2025
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $50,999)	$35,749,809
Income from affiliated securities	944,431
Dividends	115,399
Total investment income	36,809,639
Expenses
Custody and accounting fees	84,668
Professional fees	68,208
Registration fees	83,431
Shareholder report expenses	11,372
Trustees’ fees and expenses	13,181
Other fees and expenses	15,412
Total expenses	276,272
Less: Fee waivers and/or expense reimbursements	(276,272)
Net expenses	0
Net investment income	36,809,639
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(5,002,608)
Foreign currency and foreign currency translations	(172,751)
Forward foreign currency contracts	(4,683,895)
Futures contracts	(1,409,992)
Swap contracts	(42,499)
Net realized losses on investments	(11,311,745)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $12,400)	10,728,602
Foreign currency and foreign currency translations	28,174
Forward foreign currency contracts	(1,089,136)
Futures contracts	711,016
Swap contracts	102,061
Net change in unrealized gains (losses) on investments	10,480,717
Net realized and unrealized gains (losses) on investments	(831,028)
Net increase in net assets resulting from operations	$35,978,611
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2025		Year ended August 31, 2024
Operations
Net investment income		$36,809,639		$5,831,331
Net realized gains (losses) on investments		(11,311,745)		332,779
Net change in unrealized gains (losses) on investments		10,480,717		3,337,022
Net increase in net assets resulting from operations		35,978,611		9,501,132
Distributions to shareholders from
Net investment income and net realized gains		(35,672,331)		(4,894,270)
Capital share transactions	Shares		Shares
Proceeds from shares sold	48,450,624	825,886,410	12,210,521	205,895,895
Reinvestment of distributions	2,535	44,160	75,389	1,250,590
Payment for shares redeemed	(8,071,091)	(136,960,699)	(608,909)	(10,215,126)
Net increase in net assets resulting from capital share transactions		688,969,871		196,931,359
Total increase in net assets		689,276,151		201,538,221
Net assets
Beginning of period		229,411,090		27,872,869
End of period		$918,687,241		$229,411,090
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 27

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
	2025	2024	2023	2022	2021[1]
Net asset value, beginning of period	$17.18	$16.65	$17.22	$20.27	$20.00
Net investment income	0.93 [2]	0.99 [2]	0.76 [2]	0.57	0.14
Net realized and unrealized gains (losses) on investments	(0.14)	0.45	(0.62)	(2.86)	0.13
Total from investment operations	0.79	1.44	0.14	(2.29)	0.27
Distributions to shareholders from
Net investment income	(0.87)	(0.91)	(0.71)	(0.72)	0.00
Net realized gains	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.87)	(0.91)	(0.71)	(0.76)	0.00
Net asset value, end of period	$17.10	$17.18	$16.65	$17.22	$20.27
Total return[3]	4.77%	8.97%	0.95%	(11.59)%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.04%	0.16%	0.69%	0.96%	0.83%
Net expenses[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	5.48%	5.89%	4.53%	3.04%	2.75%
Supplemental data
Portfolio turnover rate	315%	291%	249%	125%	27%
Net assets, end of period (000s omitted)	$918,687	$229,411	$27,873	$22,642	$25,337

[1]	For the period from June 2, 2021 (commencement of operations) to August 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares® - Series CP (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in debt securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such
Allspring Managed Account | 29

Notes to financial statements
transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value
30 | Allspring Managed Account

Notes to financial statements
of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are
Allspring Managed Account | 31

Notes to financial statements
estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,036,410,460 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$15,487,329
Gross unrealized losses	(4,356,612)
Net unrealized gains	$11,130,717
As of August 31, 2025, the Fund had capital loss carryforwards which consist of $1,812,554 in short-term capital losses and $3,806,680 in long-term capital losses.
As of September 30, 2025, the Fund had a qualified late-year ordinary loss of $6,443,020 which will be recognized on the first day of the following fiscal year.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
32 | Allspring Managed Account

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$142,239,481	$0	$142,239,481
Asset-backed securities	0	187,267,383	266,238	187,533,621
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	162,507,315	0	162,507,315
Foreign corporate bonds and notes	0	57,954,670	0	57,954,670
Foreign government bonds	0	76,799,749	0	76,799,749
Investment companies	3,404,352	0	0	3,404,352
Loans	0	2,175,919	65,695	2,241,614
Non-agency mortgage-backed securities	0	96,521,077	0	96,521,077
U.S. Treasury securities	158,005,110	0	0	158,005,110
Yankee corporate bonds and notes	0	76,689,781	0	76,689,781
Yankee government bonds	0	13,596,503	0	13,596,503
Short-term investments
Investment companies	27,424,938	0	0	27,424,938
U.S. Treasury securities	42,958,529	0	0	42,958,529
	231,792,929	815,751,878	331,933	1,047,876,740
Forward foreign currency contracts	0	150,192	0	150,192
Futures contracts	1,155,912	0	0	1,155,912
Swap contracts	0	102,061	0	102,061
Total assets	$232,948,841	$816,004,131	$331,933	$1,049,284,905
Liabilities
Forward foreign currency contracts	$0	$1,813,518	$0	$1,813,518
Futures contracts	509,808	0	0	509,808
Total liabilities	$509,808	$1,813,518	$0	$2,323,326
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Allspring Managed Account | 33

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$2,174,291,056	$873,308,273	$1,943,559,126	$349,559,733
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the year ended August 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$8,001,799
Average contract amounts to sell	98,719,452
Futures contracts
Average notional balance on long futures	$210,465,686
Average notional balance on short futures	86,032,908
Swap contracts
Average notional balance	$1,172,692
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Credit risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$150,192	$150,192
Futures contracts	1,155,912 *	0	0	1,155,912
Swap contracts	0	102,061 *	0	102,061
	$1,155,912	$102,061	$150,192	$1,408,165
Liability derivatives
Forward foreign currency contracts	$0	$0	$1,813,518	$1,813,518
Futures contracts	509,808 *	0	0	509,808
	$509,808	$0	$1,813,518	$2,323,326

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of August 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the year ended August 31, 2025 was as follows:
34 | Allspring Managed Account

Notes to financial statements
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(4,683,895)	$(4,683,895)
Futures contracts	(1,409,992)	0	0	(1,409,992)
Swap contracts	0	(42,499)	0	(42,499)
	$(1,409,992)	$(42,499)	$(4,683,895)	$(6,136,386)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(1,089,136)	$(1,089,136)
Futures contracts	711,016	0	0	711,016
Swap contracts	0	102,061	0	102,061
	$711,016	$102,061	$(1,089,136)	$(276,059)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$104,500	$(104,500)	$0	$0
Morgan Stanley, Inc.	45,692	(45,692)	0	0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$1,166,415	$(104,500)	$(870,000)	$191,915
Morgan Stanley, Inc.	647,103	(45,692)	(340,000)	261,411

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2025	2024
Ordinary income	$35,672,331	$4,894,270
Allspring Managed Account | 35

Notes to financial statements
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Late-year ordinary losses deferred	Capital loss carryforward
$1,278,056	$11,157,763	$6,443,020	$(5,619,234)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
36 | Allspring Managed Account

Report of independent registered public accounting firm
To the Shareholder of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder Shares - Series CP (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from June 2, 2021 (commencement of operations) to August 31, 2021. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from June 2, 2021 to August 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
Allspring Managed Account | 37

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $25,799,657 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2025, 18% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholder may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

38 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Managed Account | 39

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series CP (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

40 | Allspring Managed Account

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
The Board noted that it had previously reviewed and considered the Fund’s performance, including in the context of the Fund’s role as part of a larger SMA portfolio. In light of the Fund’s unique fee and distribution structure and special purpose of the Fund, the Board did not conduct a comparative fee review relative to a peer group or universe. The Board took into account the performance information, the fee and distribution structure, and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.

Allspring Managed Account | 41

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

42 | Allspring Managed Account

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholder of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4903 08-25

Allspring Core Plus Bond Fund
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring Core Plus Bond Fund | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 32.32%
FHLMC	2.00%	10-1-2051	$39,429,286	$31,532,481
FHLMC	2.00	3-1-2052	23,912,128	19,038,703
FHLMC	2.00	6-1-2052	7,829,868	6,240,130
FHLMC	2.00	1-1-2052	35,489,104	28,367,582
FHLMC	2.50	8-1-2037	4,480,861	4,203,514
FHLMC	2.50	9-1-2050	9,245,080	7,693,123
FHLMC	2.50	4-1-2051	24,978,588	20,789,878
FHLMC	2.50	6-1-2051	103,263,363	85,900,234
FHLMC	2.50	11-1-2051	8,645,818	7,292,102
FHLMC	2.50	4-1-2052	27,748,548	23,133,079
FHLMC	2.50	12-1-2050	25,142,414	20,962,450
FHLMC	3.00	9-1-2034	226,963	219,462
FHLMC	3.00	6-1-2050	479,833	424,461
FHLMC	3.00	7-1-2050	1,367,601	1,209,823
FHLMC	3.00	8-1-2050	1,858,803	1,632,660
FHLMC	3.00	11-1-2050	24,322,531	21,188,946
FHLMC	3.00	3-1-2052	223,917	195,723
FHLMC	3.00	5-1-2052	18,141,702	15,822,378
FHLMC	3.00	6-1-2053	15,426,116	13,417,726
FHLMC	3.00	6-1-2052	463,843	402,724
FHLMC	3.50	7-1-2038	11,803,256	11,429,099
FHLMC	3.50	12-1-2045	811,837	754,717
FHLMC	3.50	5-1-2052	90,039	81,794
FHLMC	3.50	12-1-2052	7,409,445	6,700,017
FHLMC	3.50	2-1-2053	15,551,349	14,063,838
FHLMC	3.50	4-1-2053	7,427,247	6,715,196
FHLMC	4.00	6-1-2037	2,174,308	2,134,911
FHLMC	4.00	4-1-2038	13,040,559	12,809,031
FHLMC	4.00	6-1-2044	496,602	474,996
FHLMC	4.00	5-1-2049	871,585	828,312
FHLMC	4.00	11-1-2053	19,006,550	17,747,868
FHLMC	4.00	6-1-2052	5,076,045	4,746,750
FHLMC	4.00	8-1-2052	7,067,994	6,608,367
FHLMC	4.00	5-1-2054	13,345,550	12,456,953
FHLMC	4.50	10-1-2054	15,602,748	15,025,431
FHLMC	4.50	5-1-2053	12,335,239	11,934,655
FHLMC	4.50	6-1-2053	14,225,330	13,693,921
FHLMC	5.00	6-1-2036	62,050	63,395
FHLMC	5.00	8-1-2040	63,428	64,677
FHLMC	5.00	7-1-2052	18,487,544	18,404,425
FHLMC	5.00	11-1-2052	15,950,801	15,791,430
FHLMC	5.00	5-1-2053	11,659,127	11,567,092
FHLMC	5.00	12-1-2054	17,986,971	17,743,885
FHLMC	5.00	12-1-2053	11,321,035	11,253,209
FHLMC	5.50	8-1-2038	16,710	17,280
FHLMC	5.50	12-1-2038	128,486	132,867
FHLMC	5.50	6-1-2040	235,383	242,141
FHLMC	5.50	11-1-2052	95,587	96,828
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	5.50%	3-1-2053	$66,416,038	$67,165,042
FHLMC	5.50	2-1-2055	18,545,890	18,657,574
FHLMC	5.50	9-1-2053	20,022,461	20,247,875
FHLMC	5.50	1-1-2054	58,873,552	59,334,014
FHLMC	6.00	9-1-2054	13,775,726	14,082,021
FHLMC	6.00	5-1-2054	32,912,068	33,630,122
FHLMC	6.50	7-1-2055	55,336,588	57,339,979
FHLMC	6.50	9-1-2055	19,980,000	20,709,223
FHLMC	8.00	2-1-2030	26	27
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	720,406	770,234
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.81	7-25-2043	22,366	21,691
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.21	10-25-2043	97,242	81,925
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	96,741	88,115
FHLMC (RFUCCT1Y+1.33%)±	6.28	1-1-2036	2,157	2,184
FNMA	2.00	4-1-2051	21,685,831	17,275,624
FNMA	2.00	5-1-2051	69,191,342	55,198,881
FNMA	2.00	8-1-2051	10,403,636	8,306,103
FNMA	2.00	10-1-2051	118,217,252	94,435,661
FNMA	2.00	12-1-2051	9,383,747	7,493,059
FNMA	2.00	1-1-2052	22,676,190	18,063,011
FNMA	2.00	2-1-2052	31,468,583	25,146,834
FNMA	2.00	6-1-2052	2,576,205	2,051,407
FNMA	2.50	5-1-2037	17,950,735	16,837,548
FNMA	2.50	12-1-2050	17,431,489	14,493,643
FNMA	2.50	7-1-2051	14,651,841	12,170,856
FNMA	2.50	10-1-2051	52,309,198	43,451,722
FNMA	2.50	12-1-2051	33,035,898	27,489,259
FNMA	2.50	1-1-2052	9,481,850	7,890,778
FNMA	2.50	2-1-2052	15,706,205	13,060,153
FNMA	2.50	5-1-2051	29,559,278	24,577,071
FNMA	3.00	11-1-2045	442,713	396,853
FNMA	3.00	12-1-2045	1,124,894	1,009,186
FNMA	3.00	12-1-2046	606,248	539,407
FNMA	3.00	8-1-2050	1,592,258	1,390,281
FNMA	3.00	10-1-2051	19,874,770	17,360,462
FNMA	3.00	11-1-2051	32,867,859	28,628,119
FNMA	3.00	1-1-2052	7,285,621	6,320,921
FNMA	3.00	2-1-2052	6,800,671	5,934,310
FNMA	3.00	8-1-2052	21,155,889	18,360,670
FNMA	3.00	6-1-2052	19,090,681	16,569,652
FNMA	3.48	3-1-2029	893,986	879,674
FNMA	3.50	12-1-2037	12,836,523	12,425,916
FNMA	3.50	10-1-2043	444,456	415,278
FNMA	3.50	4-1-2045	65,309	60,926
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 3

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.50%	8-1-2045	$992,491	$924,232
FNMA	3.50	3-1-2048	2,071,458	1,903,451
FNMA	3.50	5-1-2052	9,429,909	8,522,185
FNMA	3.50	6-1-2052	66,134,549	59,900,454
FNMA	3.50	9-1-2052	19,569,271	17,687,798
FNMA	3.50	12-1-2052	13,835,489	12,505,807
FNMA	3.50	4-1-2053	3,614,659	3,266,711
FNMA	3.50	8-1-2052	14,099,246	12,742,051
FNMA	3.62	3-1-2029	420,970	415,770
FNMA	4.00	8-1-2037	4,551,224	4,473,282
FNMA	4.00	9-1-2037	4,130,922	4,060,182
FNMA	4.00	1-1-2038	4,072,119	3,999,972
FNMA	4.00	11-1-2039	7,218,178	7,087,391
FNMA	4.00	2-1-2046	112,294	106,909
FNMA	4.00	4-1-2046	681,487	648,946
FNMA	4.00	6-1-2048	694,847	661,122
FNMA	4.00	2-1-2050	936,348	885,942
FNMA	4.00	10-1-2052	45,853,343	42,879,513
FNMA	4.00	6-1-2053	24,040,370	22,494,359
FNMA	4.00	9-1-2053	11,941,447	11,146,951
FNMA	4.50	11-1-2048	631,157	617,346
FNMA	4.50	6-1-2052	37,666,305	36,354,324
FNMA	4.50	9-1-2052	40,406,017	39,107,314
FNMA	4.50	11-1-2052	16,462,906	15,883,673
FNMA	4.50	4-1-2053	30,149,297	29,164,859
FNMA	4.50	11-1-2054	8,869,312	8,535,016
FNMA	4.50	7-1-2052	240,411	232,037
FNMA	5.00	2-1-2036	6,983	7,122
FNMA	5.00	6-1-2040	19,518	19,878
FNMA	5.00	8-1-2040	481,259	487,101
FNMA	5.00	3-1-2053	5,986,997	5,926,333
FNMA	5.00	11-1-2054	29,942,073	29,537,217
FNMA	5.00	12-1-2054	21,378,558	21,089,492
FNMA	5.50	8-1-2034	26,266	26,964
FNMA	5.50	2-1-2035	7,688	7,953
FNMA	5.50	8-1-2038	173,950	179,373
FNMA	5.50	2-1-2053	36,933,711	37,306,663
FNMA	5.50	6-1-2053	11,251,488	11,393,614
FNMA	5.50	1-1-2054	14,619,997	14,737,728
FNMA%%	5.50	9-15-2054	24,465,000	24,602,732
FNMA	5.50	12-1-2054	20,599,409	20,723,459
FNMA	5.50	1-1-2055	90,998,493	91,546,489
FNMA	6.00	10-1-2037	159,338	167,831
FNMA	6.00	11-1-2037	9,156	9,614
FNMA	6.00	6-1-2054	14,186,624	14,545,590
FNMA%%	6.00	9-15-2054	19,275,000	19,690,640
FNMA	6.00	5-1-2055	176,584,121	180,432,567
FNMA	6.50	7-1-2036	7,022	7,412
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	6.50%	11-1-2036	$1,034	$1,085
FNMA	6.50	11-1-2054	64,759,098	67,103,510
FNMA	6.50	9-1-2055	19,980,000	20,703,367
FNMA	7.00	7-1-2036	4,336	4,557
FNMA	7.00	11-1-2037	2,490	2,562
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.48	11-1-2038	7,710	7,997
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.68	8-1-2036	148,539	153,580
FNMA (RFUCCT1Y+1.61%)±	6.61	3-1-2046	125,102	129,026
FNMA (RFUCCT1Y+1.61%)±	6.61	5-1-2046	135,833	140,281
FNMA (RFUCCT1Y+1.73%)±	7.36	9-1-2036	2,892	2,956
FNMA (RFUCCT1Y+1.81%)±	6.98	8-1-2036	12,574	12,976
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,068	3,215
FNMA Series 2003-W14 Class 2A±±	4.95	1-25-2043	84,951	83,695
FNMA Series 2003-W8 Class 4A±±	4.98	11-25-2042	47,582	46,599
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	507,870	514,240
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	139,772	146,400
FNMA Series 2005-W4 Class 3A±±	5.35	6-25-2045	19,741	20,139
GNMA	2.00	1-20-2052	13,028,493	10,676,578
GNMA	2.00	3-20-2052	29,961,296	24,552,655
GNMA	2.50	12-20-2051	11,097,066	9,463,517
GNMA	2.50	3-20-2052	13,099,174	11,170,903
GNMA	2.50	4-20-2052	17,846,031	15,218,997
GNMA	2.50	8-20-2051	37,953,788	32,366,781
GNMA	2.50	9-20-2051	16,512,905	14,082,114
GNMA	2.50	1-20-2052	18,187,076	15,509,838
GNMA	2.50	5-20-2052	28,868,144	24,618,594
GNMA	3.00	11-20-2045	906,305	814,928
GNMA	3.00	4-20-2051	4,102,261	3,636,434
GNMA	3.00	3-20-2052	362,053	320,750
GNMA	3.00	4-20-2052	9,729,176	8,619,272
GNMA	3.00	5-20-2052	56,883,398	50,394,141
GNMA	3.00	6-20-2052	5,159,562	4,570,959
GNMA	3.50	9-20-2047	505,888	466,952
GNMA	3.50	12-20-2047	1,093,852	1,017,038
GNMA	3.50	8-20-2052	11,550,483	10,540,648
GNMA%%	3.50	9-22-2055	9,495,000	8,640,867
GNMA	3.50	4-20-2052	12,811,650	11,734,726
GNMA	3.50	5-20-2052	4,765,401	4,350,869
GNMA	3.50	9-20-2052	17,798,731	16,247,650
GNMA	4.00	12-20-2047	586,917	556,414
GNMA	4.00	11-20-2052	11,874,037	11,160,985
GNMA	4.50	8-20-2049	193,983	188,588
GNMA	4.50	7-20-2052	9,641,068	9,359,215
GNMA	4.50	9-20-2052	6,316,150	6,131,495
GNMA	4.50	3-20-2053	15,919,420	15,457,247
GNMA	4.50	11-20-2054	8,977,308	8,648,190
GNMA	5.00	7-20-2040	156,602	159,692
GNMA	5.00	9-20-2052	7,501,145	7,464,744
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 5

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	5.00%	6-20-2053	$13,961,571	$13,884,455
GNMA	5.00	10-20-2054	15,510,803	15,367,846
GNMA	5.00	4-20-2053	4,523,806	4,503,233
GNMA	5.00	8-20-2053	7,498,093	7,437,465
GNMA	5.00	4-20-2054	12,167,760	12,056,244
GNMA	5.00	11-20-2054	166,793,812	165,173,245
GNMA	5.50	12-20-2052	12,113,541	12,303,186
GNMA	5.50	4-20-2053	13,925,221	14,110,390
GNMA	5.50	8-20-2054	18,226,161	18,376,964
GNMA	5.50	9-20-2054	70,292,570	70,860,321
GNMA	5.50	12-20-2054	82,578,451	83,282,569
GNMA	6.00	8-20-2054	60,216,608	61,518,102
GNMA%%	6.00	9-15-2054	21,315,000	21,737,620
GNMA	6.00	9-20-2054	63,155,944	64,459,812
GNMA%%	6.50	9-15-2054	98,020,000	100,851,381
GNMA	7.50	12-15-2029	92	93
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	256,137	2,690
Total agency securities (Cost $3,241,511,605)				3,225,410,506
Asset-backed securities: 9.09%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55	5-25-2039	3,653,108	3,742,934
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	11,770,089	12,139,174
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	5,335,007	5,352,185
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	14,655,403	14,921,663
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	5.67	8-18-2042	9,300,000	9,265,804
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,500,000	2,502,921
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	2,881,000	2,801,437
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	7,595,000	7,745,761
Apidos CLO XXXI Ltd. Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	7.68	4-15-2031	3,000,000	3,001,091
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,903,308	1,767,584
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,240,000	1,260,667
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	1,028,243
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12	4-25-2038	8,382,772	8,430,806
BDS Ltd. Series 2021-FL9 Class B (U.S. SOFR 1 Month+1.81%)144A±	6.17	11-16-2038	5,475,000	5,464,809
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	6,361,045
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	5,845,000	5,911,371
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	1,146,304	1,157,148
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,190,579
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,519,479
Blue Stream Issuer LLC Series 2024-1A Class B144A	6.04	11-20-2054	2,350,000	2,389,671
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58%	11-20-2054	$19,200,000	$19,702,545
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	5,040,000	5,075,448
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	5.62	8-19-2038	2,115,190	2,105,972
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	6,203,313	6,099,086
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	18,589,000	18,886,524
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	2,500,000	2,478,950
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	18,370,000	18,037,701
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	2,500,000	2,541,538
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	3,290,000	3,361,382
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	8,990,000	9,404,395
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	21,950,000	22,659,861
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	2,820,000	2,905,042
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	344,442
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	12,037,424	12,209,082
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	15,850,000	15,891,739
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	15,500,000	15,514,906
Diversified ABS X LLC Series 2025-1A Class A1144A	5.95	2-28-2045	5,225,010	5,255,315
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,057,500	12,048,562
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	3,746,978	3,524,746
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	5.46	1-27-2070	2,000,169	2,006,466
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	12,171,474	12,321,273
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	5.26	10-25-2056	271,167	269,396
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,315,722
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	9,022,211	9,146,491
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	6,449,024	6,594,010
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	3,169,896	3,249,048
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	5,906,621	6,058,978
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	4,682,953	4,734,880
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	3,060,100	3,112,648
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,270,813	1,235,584
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,569,733
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	8,391,612
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	8,302,263	8,597,425
Flagship Credit Auto Trust Series 2022-2 Class B144A	4.76	5-17-2027	2,963,991	2,963,543
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	9,615,000	9,348,272
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	4,000,000	4,018,042
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 7

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00%	10-25-2037	$5,485,374	$5,593,010
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	6,890,597	7,165,969
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	12,595,000	13,013,182
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.27	11-16-2036	3,000,000	2,980,956
FS Rialto Issuer LLC Series 2025-FL10 Class C (U.S. SOFR 1 Month+2.15%)144A±	6.50	8-19-2042	1,895,000	1,871,401
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	7,525,000	7,638,678
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	6.95	9-1-2026	7,076,000	7,076,386
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±%%	5.87	8-15-2028	1,350,000	1,350,000
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,807,140
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	10,700,000	11,197,047
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	15,171,882	15,115,312
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	16,910,433
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	7.04	10-20-2034	4,400,000	4,406,801
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	4,836,000	4,313,441
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	9,114,200	9,291,931
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	2,325,800	2,312,477
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	6,438,949	6,481,182
LCM 37 Ltd. Series 37A Class A1R (U.S. SOFR 3 Month+1.06%)144A±	5.38	4-15-2034	3,346,192	3,344,529
Lendmark Funding Trust Series 2021-1A Class A144A	1.90	11-20-2031	2,065,000	1,991,200
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.50	8-17-2042	1,000,000	992,562
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	9,985,668	10,135,491
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.70	2-19-2037	10,513,236	10,512,985
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.55	2-19-2037	8,750,000	8,580,152
MNR ABS Issuer I LLC‡	8.12	12-15-2038	5,604,963	5,710,337
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	1,245,000	1,244,816
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	22,089,000	22,595,282
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,660,000	7,222,566
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	3,750,000	2,419,342
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	13,650,000	13,728,137
The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39%	11-20-2050	$5,352,750	$4,620,626
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11	11-20-2050	3,325,000	2,803,722
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,886,010	4,328,916
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	317,612	318,166
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,067,232
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	6,500,000	6,747,833
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	1,220,000	1,197,567
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	12,312,308	12,522,126
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48	9-26-2033	1,084,470	1,095,612
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	9,035,000	9,153,395
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	99,016	98,801
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A144A	5.72	1-20-2034	4,000,000	4,040,640
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,591,857
Planet Fitness Master Issuer LLC Series 2024-1A Class A2I144A	5.77	6-5-2054	23,001,187	23,457,623
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,900,000	1,903,074
PureWest ABS Issuer LLC	5.69	4-5-2040	3,801,736	3,786,558
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	10,234,350	10,700,423
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	14,206,422	14,429,975
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	4,865,446	4,916,380
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	16,130,000	16,180,440
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	22,900,000	22,938,641
Saluda Grade Alternative Mortgage Trust Series 2023- FIG3 Class A144A±±	7.07	8-25-2053	7,558,051	7,833,801
Saluda Grade Alternative Mortgage Trust Series 2023- FIG4 Class A144A±±	6.72	11-25-2053	7,410,182	7,688,833
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,400,000	1,403,693
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	4,114,688	4,058,478
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	2,420,398	2,370,944
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	6,164,152
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	9,259,177	9,442,039
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	4,980,000	5,005,984
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 9

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34%	1-30-2051	$2,746,181	$2,416,223
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,314,750	2,360,424
SESAC Finance LLC Series 2025-1 Class A2144A	5.50	7-25-2055	5,000,000	4,996,882
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.27	12-17-2068	2,526,961	2,531,004
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	10,600,000	10,674,800
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.13	4-15-2030	6,330,932	6,331,702
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,258,740	1,190,962
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,523,972
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.69	11-15-2038	915,860	911,267
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	6,921,250	6,969,182
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	3,493,600	3,492,151
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,183,500	2,169,037
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	4,984,765
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	13,115,000	13,241,010
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	428,634
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	3,390,000	3,395,436
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	1,300,000	1,320,675
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,800,485
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.01	2-15-2039	1,047,807	1,047,824
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.90	9-18-2042	10,000,000	10,024,997
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	7,121,188	7,092,500
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	3,610,000	3,707,577
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	2,340,000	2,340,000
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	5.47	10-20-2034	4,650,000	4,630,386
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	6.18	1-15-2031	250,000	250,131
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	527,997	470,182
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	2,516,961	2,481,369
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	9,500,000	9,817,129
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,723,200	4,445,702
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	8,000,000	8,178,250
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	3,640,000	3,756,809
Total asset-backed securities (Cost $899,155,728)				906,786,474
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Shares	Value
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	305,668	$0
Total common stocks (Cost $0)		0

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 18.36%
Basic materials: 0.25%
Chemicals: 0.17%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$9,000,000	9,081,171
LYB International Finance III LLC	5.50	3-1-2034	4,340,000	4,318,084
Westlake Corp.	1.63	7-17-2029	2,750,000	3,044,910
				16,444,165
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	1,305,000	1,193,161
Nucor Corp.	5.10	6-1-2035	7,000,000	7,048,626
				8,241,787
Communications: 1.17%
Advertising: 0.02%
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	1,880,000	1,913,562
Internet: 0.03%
Booking Holdings, Inc.	4.13	5-12-2033	2,500,000	3,050,991
Media: 0.94%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	22,600,000	19,623,069
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	6,000,000	3,661,444
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	5,420,000	3,591,744
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	16,853,000	17,714,695
Comcast Corp.	2.94	11-1-2056	7,000,000	4,030,256
News Corp.144A	3.88	5-15-2029	30,280,000	29,239,825
News Corp.144A	5.13	2-15-2032	4,470,000	4,418,515
Time Warner Cable LLC	5.50	9-1-2041	12,015,000	10,856,211
				93,135,759
Telecommunications: 0.18%
AT&T, Inc.	3.55	9-15-2055	13,760,000	9,149,703
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	8,948,500	9,010,856
				18,160,559
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 11

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 2.63%
Airlines: 0.69%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38%	5-1-2027	$17,330,848	$17,004,277
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	11-15-2032	4,468,108	4,360,134
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	2,751,544	2,597,171
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	32,400,000	32,583,110
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	5,195,279	5,193,252
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	6,619,429	6,806,899
				68,544,843
Auto manufacturers: 0.91%
Daimler Truck Finance North America LLC144A	4.65	10-12-2030	10,600,000	10,619,509
Ford Motor Credit Co. LLC	4.00	11-13-2030	12,465,000	11,590,543
Ford Motor Credit Co. LLC	5.13	11-5-2026	12,630,000	12,650,852
General Motors Financial Co., Inc.	5.85	4-6-2030	9,130,000	9,542,445
Hyundai Capital America144A	1.30	1-8-2026	4,405,000	4,355,235
Hyundai Capital America144A	5.30	3-19-2027	3,965,000	4,017,983
Hyundai Capital America144A	5.40	6-23-2032	23,469,000	24,112,321
Hyundai Capital America144A	5.65	6-26-2026	2,285,000	2,307,821
Hyundai Capital America144A	5.80	4-1-2030	11,235,000	11,764,408
				90,961,117
Entertainment: 0.25%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	695,714
WarnerMedia Holdings, Inc.	4.28	3-15-2032	8,925,000	7,702,275
WarnerMedia Holdings, Inc.	5.05	3-15-2042	21,115,000	14,226,231
WarnerMedia Holdings, Inc.	5.14	3-15-2052	3,698,000	2,301,302
				24,925,522
Home builders: 0.01%
LGI Homes, Inc.144A	8.75	12-15-2028	710,000	743,709
Housewares: 0.01%
Newell Brands, Inc.	6.38	5-15-2030	1,055,000	1,040,472
Leisure time: 0.15%
Sabre Global, Inc.144A	10.75	11-15-2029	15,358,000	14,847,227
Lodging: 0.26%
Las Vegas Sands Corp.	5.63	6-15-2028	7,525,000	7,704,108
Las Vegas Sands Corp.	6.00	6-14-2030	10,040,000	10,466,307
Las Vegas Sands Corp.	6.20	8-15-2034	7,390,000	7,644,047
				25,814,462
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Retail: 0.04%
Macy’s Retail Holdings LLC144A	5.88%	3-15-2030	$3,288,000	$3,255,964
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	995,000	971,164
				4,227,128
Toys/games/hobbies: 0.31%
Hasbro, Inc.	6.05	5-14-2034	14,940,000	15,548,234
Mattel, Inc.144A	5.88	12-15-2027	16,020,000	16,062,677
				31,610,911
Consumer, non-cyclical: 2.16%
Agriculture: 0.47%
BAT Capital Corp.	4.76	9-6-2049	5,825,000	4,800,932
BAT Capital Corp.	5.63	8-15-2035	21,190,000	21,740,281
BAT Capital Corp.	6.25	8-15-2055	11,680,000	11,780,653
Bunge Ltd. Finance Corp.	4.90	4-21-2027	7,870,000	7,940,502
Reynolds American, Inc.	7.00	8-4-2041	285,000	299,436
				46,561,804
Biotechnology: 0.10%
Biogen, Inc.	6.45	5-15-2055	9,465,000	9,637,474
Commercial services: 0.27%
GEO Group, Inc.	8.63	4-15-2029	2,190,000	2,316,015
GEO Group, Inc.	10.25	4-15-2031	1,135,000	1,251,193
Global Payments, Inc.	5.95	8-15-2052	10,480,000	9,966,372
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2026	5,630,000	5,465,371
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	959,666
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	990,973
Upbound Group, Inc.144A	6.38	2-15-2029	5,750,000	5,635,587
				26,585,177
Food: 0.46%
Kroger Co.	5.50	9-15-2054	20,000,000	18,726,937
Mars, Inc.144A	5.20	3-1-2035	14,000,000	14,129,790
Mars, Inc.144A	5.70	5-1-2055	13,470,000	13,135,263
				45,991,990
Healthcare-products: 0.02%
Danaher Corp.	2.50	3-30-2030	2,000,000	2,311,642
Healthcare-services: 0.66%
HCA, Inc.	5.95	9-15-2054	10,465,000	10,027,041
Highmark, Inc.144A	2.55	5-10-2031	5,590,000	4,876,655
UnitedHealth Group, Inc.	4.65	1-15-2031	26,970,000	27,333,876
UnitedHealth Group, Inc.	5.05	4-15-2053	10,975,000	9,632,560
UnitedHealth Group, Inc.	5.30	6-15-2035	2,480,000	2,535,125
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 13

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
UnitedHealth Group, Inc.	5.63%	7-15-2054	$10,790,000	$10,270,613
UnitedHealth Group, Inc.	5.95	6-15-2055	1,305,000	1,303,815
				65,979,685
Pharmaceuticals: 0.18%
AbbVie, Inc.	5.60	3-15-2055	6,915,000	6,848,509
Eli Lilly & Co.	5.65	10-15-2065	11,415,000	11,319,118
				18,167,627
Energy: 1.58%
Energy-alternate sources: 0.01%
TerraForm Power Operating LLC144A	4.75	1-15-2030	925,000	892,558
Oil & gas: 0.78%
APA Corp.144A	5.25	2-1-2042	5,921,000	4,652,251
BP Capital Markets America, Inc.	5.23	11-17-2034	26,575,000	27,145,767
ConocoPhillips Co.	5.50	1-15-2055	21,010,000	19,797,173
ConocoPhillips Co.	5.65	1-15-2065	3,975,000	3,753,203
Coterra Energy, Inc.	5.40	2-15-2035	6,910,000	6,881,073
Coterra Energy, Inc.	5.90	2-15-2055	4,490,000	4,188,361
Expand Energy Corp.	5.38	3-15-2030	11,120,000	11,232,167
				77,649,995
Oil & gas services: 0.11%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	11,430,000	11,398,700
Pipelines: 0.68%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,808,841
Enterprise Products Operating LLC	5.55	2-16-2055	10,505,000	10,025,720
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,456,902
MPLX LP	6.20	9-15-2055	7,325,000	7,118,425
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,265,201
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	1,006,789
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	17,200,000	17,414,753
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	12,345,000	12,162,272
Venture Global LNG, Inc.144A	9.50	2-1-2029	4,520,000	4,969,351
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	4,705,000	4,672,262
				67,900,516
Financial: 7.51%
Banks: 3.45%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	10,785,000	9,330,239
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	22,135,000	22,332,294
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	7,960,000	8,012,162
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,200,000	6,164,178
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63%	5-1-2030	$9,175,000	$9,445,736
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	5,720,000	5,066,753
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	16,465,000	15,574,849
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	13,975,000	14,314,440
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,170,000	5,325,465
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	26,465,000	26,994,485
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	17,530,000	17,723,077
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	8,275,000	8,158,747
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	19,395,000	19,667,457
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	12,080,000	10,719,094
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	7,235,000	7,411,570
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,265,000	8,449,834
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	12,570,000	12,258,658
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	10,725,000	10,953,910
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	11,715,000	12,193,866
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	14,845,000	15,779,982
National Securities Clearing Corp.144A	5.00	5-30-2028	5,165,000	5,298,535
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	14,505,000	15,074,305
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	11,775,000	13,259,785
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	9,930,000	10,348,537
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	33,830,000	35,677,498
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	9,585,000	8,838,014
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	11,530,000	10,420,677
				344,794,147
Diversified financial services: 0.75%
Aircastle Ltd.144A	5.95	2-15-2029	15,725,000	16,403,442
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	14,665,000	14,964,291
American Express Co. (U.S. SOFR+1.22%)±	4.92	7-20-2033	3,365,000	3,408,026
Ares Finance Co. II LLC144A	3.25	6-15-2030	14,395,000	13,606,927
Citadel Finance LLC144A	3.38	3-9-2026	8,215,000	8,137,934
Citadel Finance LLC144A	5.90	2-10-2030	8,820,000	8,946,259
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	7,575,929
PRA Group, Inc.144A	5.00	10-1-2029	970,000	911,429
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,025,000	1,009,467
				74,963,704
Insurance: 2.24%
200 Park Funding Trust144A	5.74	2-15-2055	25,765,000	25,240,227
Athene Global Funding144A	5.03	7-17-2030	13,900,000	14,118,415
Athene Global Funding144A	5.54	8-22-2035	16,530,000	16,450,922
Brown & Brown, Inc.	4.90	6-23-2030	7,675,000	7,770,518
Cincinnati Financial Corp.	6.13	11-1-2034	6,850,000	7,318,786
Equitable America Global Funding144A	4.95	6-9-2030	21,885,000	22,324,308
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	13,670,000	11,205,039
Jackson Financial, Inc.	4.00	11-23-2051	9,451,000	6,527,460
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 15

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85%	9-15-2025	$12,859,000	$12,818,687
New York Life Insurance Co.144A	3.75	5-15-2050	6,500,000	4,761,291
New York Life Insurance Co.144A	5.88	5-15-2033	13,030,000	13,712,834
NMI Holdings, Inc.	6.00	8-15-2029	6,355,000	6,524,424
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	17,534,000	11,755,049
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	6,240,000	6,508,149
Omnis Funding Trust144A	6.72	5-15-2055	19,735,000	20,380,804
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	7,490,000	7,013,423
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	2,265,000	2,219,533
RGA Global Funding144A	5.05	12-6-2031	12,901,000	13,136,038
Transatlantic Holdings, Inc.	8.00	11-30-2039	6,994,000	8,771,166
Unum Group144A	4.05	8-15-2041	5,788,000	4,602,205
				223,159,278
Investment Companies: 0.45%
Ares Capital Corp. BDC	5.50	9-1-2030	11,160,000	11,302,421
Ares Capital Corp. BDC	5.88	3-1-2029	6,035,000	6,210,533
Ares Strategic Income Fund BDC	5.70	3-15-2028	12,440,000	12,611,159
Blue Owl Capital Corp. BDC	5.95	3-15-2029	15,000,000	15,233,190
				45,357,303
REITs: 0.62%
Brandywine Operating Partnership LP	8.88	4-12-2029	1,015,000	1,103,483
EPR Properties	3.60	11-15-2031	6,425,000	5,874,193
Essential Properties LP	2.95	7-15-2031	16,938,000	15,237,991
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	710,000	746,522
Omega Healthcare Investors, Inc.	3.63	10-1-2029	8,365,000	8,005,766
Piedmont Operating Partnership LP	2.75	4-1-2032	2,670,000	2,257,016
Piedmont Operating Partnership LP	9.25	7-20-2028	6,908,000	7,678,082
Realty Income Corp.	5.13	7-6-2034	4,700,000	6,070,111
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	6,379,395
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	9,810,000	8,221,775
				61,574,334
Industrial: 0.69%
Aerospace/defense: 0.11%
Boeing Co.	5.81	5-1-2050	6,600,000	6,346,803
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	3,745,000	4,124,444
				10,471,247
Building materials: 0.05%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	4,811,112
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Electronics: 0.04%
Sensata Technologies, Inc.144A	6.63%	7-15-2032	$4,125,000	$4,260,469
Transportation: 0.20%
United Parcel Service, Inc.	5.95	5-14-2055	9,955,000	10,070,266
United Parcel Service, Inc.	6.05	5-14-2065	9,990,000	10,103,475
				20,173,741
Trucking & leasing: 0.29%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	24,680,000	25,757,405
GATX Corp.	6.05	6-5-2054	3,555,000	3,553,321
				29,310,726
Technology: 0.79%
Computers: 0.20%
Booz Allen Hamilton, Inc.	5.95	4-15-2035	15,260,000	15,704,432
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,938,000	3,832,296
				19,536,728
Semiconductors: 0.45%
Entegris, Inc.144A	4.75	4-15-2029	6,995,000	6,894,462
Foundry JV Holdco LLC144A	6.20	1-25-2037	30,655,000	32,234,306
Intel Corp.	2.80	8-12-2041	3,490,000	2,339,075
Intel Corp.	3.25	11-15-2049	5,915,000	3,693,820
				45,161,663
Software: 0.14%
Cloud Software Group, Inc.144A	8.25	6-30-2032	10,000,000	10,691,280
Oracle Corp.	3.85	4-1-2060	4,405,000	2,941,771
				13,633,051
Utilities: 1.58%
Electric: 1.49%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	935,000	960,737
Baltimore Gas & Electric Co.	5.45	6-1-2035	8,320,000	8,573,196
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	9,465,000	9,696,060
Duke Energy Corp.	3.10	6-15-2028	1,600,000	1,887,439
Duke Energy Corp.	3.85	6-15-2034	7,400,000	8,583,643
Duke Energy Indiana LLC	5.40	4-1-2053	8,165,000	7,767,173
Entergy Mississippi LLC	5.80	4-15-2055	5,970,000	5,943,385
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	11,345,000	11,853,245
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	8,790,000	8,918,480
Interstate Power & Light Co.	5.60	6-29-2035	7,680,000	7,940,904
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	9,700,000	9,640,240
PG&E Corp.	5.25	7-1-2030	1,055,000	1,028,170
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	17,235,000	17,103,745
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 17

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Electric(continued)
PSEG Power LLC144A	5.75%	5-15-2035		$12,505,000	$12,945,659
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		10,250,000	10,278,423
Southern California Edison Co.	3.65	2-1-2050		1,655,000	1,139,364
Southern California Edison Co.	5.75	4-15-2054		9,175,000	8,586,584
Southwestern Public Service Co.	6.00	6-1-2054		5,485,000	5,487,641
Vistra Operations Co. LLC144A	3.70	1-30-2027		1,175,000	1,163,731
Vistra Operations Co. LLC144A	5.00	7-31-2027		9,215,000	9,190,118
					148,687,937
Gas: 0.09%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		8,755,000	9,332,561
Total corporate bonds and notes (Cost $1,803,909,076)					1,831,967,383
Foreign corporate bonds and notes: 3.35%
Communications: 0.84%
Internet: 0.06%
United Group BV144A	6.50	10-31-2031	EUR	5,000,000	5,943,420
Media: 0.00%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	173,494	145,226
Telecommunications: 0.78%
British Telecommunications PLC	3.13	2-11-2032	EUR	5,250,000	6,073,670
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,000,000	7,248,957
Eutelsat SA	1.50	10-13-2028	EUR	5,600,000	6,077,634
Fibercop SpA	1.63	1-18-2029	EUR	5,824,000	6,379,851
Koninklijke KPN NV	3.88	7-3-2031	EUR	4,600,000	5,592,968
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	5,000,000	5,855,838
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	10,295,000	11,980,941
Telecom Italia SpA	1.63	1-18-2029	EUR	3,376,000	3,765,094
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	1,550,000	1,684,334
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	5,000,000	6,323,206
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	5,000,000	5,986,183
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	4,535,000	5,072,020
Zegona Finance PLC144A	6.75	7-15-2029	EUR	4,500,000	5,572,779
					77,613,475
Consumer, cyclical: 0.50%
Entertainment: 0.23%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	5,000,000	5,854,237
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	5,000,000	6,086,076
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	5,188,500	6,302,294
Universal Music Group NV	4.00	6-13-2031	EUR	3,800,000	4,610,316
					22,852,923
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Leisure time: 0.12%
TUI AG	5.88%	3-15-2029	EUR	5,030,000	$6,112,862
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	5,000,000	5,996,114
					12,108,976
Lodging: 0.06%
Essendi SA	5.50	11-15-2031	EUR	5,400,000	6,467,748
Retail: 0.09%
Dufry One BV	4.50	5-23-2032	EUR	4,123,000	4,901,101
Fressnapf Holding SE	5.25	10-31-2031	EUR	3,323,000	3,981,786
					8,882,887
Consumer, non-cyclical: 0.57%
Agriculture: 0.06%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	5,953,245
Beverages: 0.04%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	4,000,000	4,577,184
Commercial services: 0.21%
Nexi SpA	2.13	4-30-2029	EUR	6,000,000	6,744,763
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	3,000,000	3,582,437
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	3,000,000	3,659,330
Verisure Holding AB	5.50	5-15-2030	EUR	5,445,000	6,614,459
Verisure Holding AB144A	9.25	10-15-2027	EUR	404,000	487,433
					21,088,422
Food: 0.14%
Iceland Bondco PLC	10.88	12-15-2027	GBP	4,814,000	6,885,349
Market Bidco Finco PLC	5.50	11-4-2027	GBP	5,000,000	6,775,017
					13,660,366
Healthcare-services: 0.06%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	5,000,000	6,207,665
Pharmaceuticals: 0.06%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	5,000,000	5,746,434
Energy: 0.08%
Oil & gas: 0.08%
Aker BP ASA	1.13	5-12-2029	EUR	1,200,000	1,311,122
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	500,000	579,189
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	5,000,000	5,604,148
					7,494,459
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 19

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Financial: 0.72%
Banks: 0.57%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75%	9-22-2027	EUR	4,900,000	$5,737,984
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	5,000,000	6,207,635
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	2,800,000	3,504,770
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,897,173
Deutsche Bank AG (3 Month EURIBOR+1.50%)±	4.13	4-4-2030	EUR	5,000,000	6,040,439
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	1,500,000	1,871,809
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	5,800,000	7,574,224
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	6,328,420
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	5,900,000	7,439,837
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	4,700,000	6,145,196
					56,747,487
Diversified financial services: 0.06%
Sherwood Financing PLC	4.50	11-15-2026	EUR	5,000,000	5,837,804
Insurance: 0.03%
AXA SA	3.63	1-10-2033	EUR	2,950,000	3,579,132
Real estate: 0.06%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	5,000,000	5,782,198
Government securities: 0.10%
Multi-national: 0.10%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	10,350,000	10,273,145
Industrial: 0.11%
Engineering & construction: 0.05%
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	4,800,000	5,222,067
Packaging & containers: 0.06%
OI European Group BV	6.25	5-15-2028	EUR	5,000,000	6,004,662
Technology: 0.13%
Computers: 0.13%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	5,000,000	5,921,607
Teleperformance SE	5.75	11-22-2031	EUR	5,300,000	6,729,834
					12,651,441
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Utilities: 0.30%
Electric: 0.15%
Enel Finance International NVøø	0.75%	6-17-2030	EUR	1,100,000	$1,163,244
Enel Finance International NV	4.00	2-20-2031	EUR	3,000,000	3,677,857
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	3,180,000	3,857,013
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	5,841,966
					14,540,080
Gas: 0.09%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	8,250,000	9,147,780
Water: 0.06%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	5,000,000	6,072,704
Total foreign corporate bonds and notes (Cost $301,082,538)					334,600,930
Foreign government bonds: 4.32%
Australia: 0.49%
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	38,225,000	24,420,205
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	38,115,000	24,414,039
					48,834,244
Brazil: 0.80%
Brazil	10.00	1-1-2027	BRL	455,000,000	80,207,920
Colombia: 0.49%
Colombia TES	5.75	11-3-2027	COP	210,000,000,000	48,774,261
France: 1.12%
French Republic144A	2.70	2-25-2031	EUR	95,900,000	111,502,736
Indonesia: 0.22%
Indonesia	6.88	4-15-2029	IDR	355,000,000,000	22,440,877
South Africa: 0.25%
Republic of South Africa	8.00	1-31-2030	ZAR	446,075,000	25,179,100
United Kingdom: 0.95%
U.K. Gilts	3.25	1-31-2033	GBP	37,750,000	47,184,058
U.K. Gilts	4.13	7-22-2029	GBP	34,820,000	47,227,517
					94,411,575
Total foreign government bonds (Cost $417,451,716)					431,350,713
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 21

Portfolio of investments—August 31, 2025

	Shares	Value
Investment companies: 0.20%
Exchange-traded funds: 0.20%
SPDR Portfolio High Yield Bond ETF	844,925	$20,143,012
Total investment companies (Cost $19,512,598)		20,143,012

	Interest rate	Maturity date	Principal
Loans: 0.14%
Communications: 0.08%
Media: 0.00%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.57%	8-2-2027	$447,771	448,192
Telecommunications: 0.08%
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.78	4-15-2030	7,560,731	7,507,201
Consumer, cyclical: 0.01%
Airlines: 0.00%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.04	4-1-2031	445,000	447,087
Retail: 0.01%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	900,000	866,628
Consumer, non-cyclical: 0.05%
Healthcare-services: 0.05%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	7,462,304	3,264,758
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)‡±	11.78	1-12-2026	1,294,283	575,956
Modivcare, Inc. (U.S. SOFR 3 Month+6.00%)‡±	13.50	2-22-2026	646,787	633,851
				4,474,565
Total loans (Cost $18,420,894)				13,743,673
Municipal obligations: 0.04%
Illinois: 0.02%
Housing revenue: 0.02%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B (AG Insured)¤	0.00	6-15-2026	1,975,000	1,930,921
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B CAB¤	0.00	12-15-2051	765,000	184,404
				2,115,325
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 0.02%
Housing revenue: 0.02%
Commonwealth Financing Authority Pennsylvania Series A	4.14%	6-1-2038	$1,995,000	$1,859,089
Total municipal obligations (Cost $4,018,154)				3,974,414
Non-agency mortgage-backed securities: 5.52%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.96	6-15-2042	2,300,000	2,309,343
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	2,647,594	2,657,392
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	1,724,021	1,735,828
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	694,101	698,757
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	27,446,359	27,575,783
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.44	4-25-2045	390,024	321,725
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,609,393	2,295,864
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	6.11	6-15-2040	5,000,000	5,021,875
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	487,633	466,967
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	9,379,866	9,421,775
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	20,000,000	20,857,394
Bank Series 2022-BNK44 Class A5±±	5.94	11-15-2055	1,085,000	1,155,946
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	14,415,000	15,084,079
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	14,391,000	13,283,215
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.90	8-15-2042	8,570,000	8,596,781
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	11,218,292
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	196,904	195,024
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.05	11-15-2028	13,250,000	13,250,000
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,704,369
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.38	10-15-2036	5,322,000	5,322,000
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.37	10-15-2036	7,836,000	7,840,898
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	984,043
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.00	2-15-2041	10,995,000	10,964,077
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	1,013,998
CFMT LLC Series 2025-AB3 Class A144A±±	4.00	5-25-2055	1,958,388	1,872,194
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	4,815,534	4,639,443
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	1,024,045	1,005,513
CHNGE Mortgage Trust Series 2023-3 Class A1144A±±	7.10	7-25-2058	929,688	937,085
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 23

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57%	9-25-2058	$3,430,312	$3,477,201
COLT Mortgage Loan Trust Series 2022-7 Class A1144A±±	5.16	4-25-2067	4,443,754	4,430,417
COMM Mortgage Trust Series 2024-277P Class C144A±±	7.23	8-10-2044	5,000,000	5,219,411
CRSO Trust Series 2023±±	7.12	7-10-2040	17,995,000	18,852,629
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	408,715	372,031
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.80	4-25-2044	989,233	942,401
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	1,917,472	1,852,536
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	4,029,097	3,353,600
CSMLT Trust Series 2015-1 Class B4144A±±	3.83	5-25-2045	1,793,180	1,702,161
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	13,810,000	14,033,170
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.60	6-10-2037	3,015,000	3,065,294
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	2,076,314	1,845,745
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	20,879,641	20,998,853
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	23,655,742	23,032,513
Finance of America Structured Securities Trust Series 2024-S4 Class A1144A	3.50	11-25-2074	11,546,496	11,160,342
Financial Asset Securitization, Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	3
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.96	12-15-2039	13,175,000	13,191,469
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.21	1-25-2030	3,464,087	3,385,326
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	1,069,804	1,039,499
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067	978,878	983,616
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	967,728
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.93	11-10-2052	500,000	456,963
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ2 Class A4144A±±	4.00	11-25-2049	134,846	127,493
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	11,939,663	11,671,760
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061	463,549	449,841
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	8,810,605	8,998,174
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	477,825	449,852
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,079,922	947,225
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	3,480,724	2,988,913
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41%	5-25-2067	$17,223,000	$15,307,940
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.75	11-15-2045	2,360,186	2,124,215
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.39	7-25-2043	3,616,907	2,806,621
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.39	6-25-2029	1,215,000	1,155,173
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	965,147	870,557
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	500,000	505,334
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	469,887	445,011
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,487,756
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,009,780	949,010
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	1,629,898	1,535,393
MFA Trust Series 2022-NQM2 Class A1144A±±	4.00	5-25-2067	5,497,200	5,422,908
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	4,191,850
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	5,731,000	4,346,076
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	4,610,000	4,293,382
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	6,077,113
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	18,050,351	18,190,644
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,708,710
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,554,721	2,372,884
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,320,958	1,190,947
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	4,007,518	3,994,453
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.43	1-15-2036	8,160,000	7,916,896
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	12,084,241	12,091,852
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	6,095,791	6,160,280
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	6,431,546	6,490,276
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	446,148	450,770
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,859,353
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	378,905	364,092
Saluda Grade Alternative Mortgage Trust Series 2024- CES1 Class A1144A±±	6.31	3-25-2054	5,167,906	5,228,716
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	7.30	4-15-2042	9,875,000	9,931,450
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 25

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B144A±±	4.14%	1-5-2043	$3,000,000	$2,603,476
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.53	1-5-2043	1,927,000	1,487,826
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	5,183,229	4,330,231
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.52	11-25-2046	3,837,451	3,583,281
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.31	10-15-2041	9,635,000	9,663,893
SHR Trust Series 2024-LXRY Class D (U.S. SOFR 1 Month+3.60%)144A±	7.96	10-15-2041	2,080,000	2,082,122
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,643,597	1,459,626
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.46	2-15-2042	7,960,000	7,930,150
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	354,739	346,621
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,514,217
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	3,119,012
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	5,419,946	5,226,770
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	7,447,836	7,510,724
Towd Point Mortgage Trust Series 2024-CES6 Class M1144A±±	6.10	11-25-2064	6,375,000	6,470,460
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	1,546,864	1,403,994
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,103,831
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	5,648,038	5,373,313
Verus Securitization Trust Series 2022-4 Class A1144A±±	4.47	4-25-2067	3,240,221	3,225,810
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	1,659,000	1,674,183
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	6.11	6-15-2042	1,500,000	1,500,000
Total non-agency mortgage-backed securities (Cost $554,244,742)				550,505,028
U.S. Treasury securities: 12.55%
U.S. Treasury Bonds	2.25	8-15-2049	70,315,000	43,392,046
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	34,575,054
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	23,930,167
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	49,105,587
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	37,409,641
U.S. Treasury Bonds	4.13	8-15-2044	22,960,000	20,856,828
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	4.25%	8-15-2054	$30,585,000	$27,364,017
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	57,512,889
U.S. Treasury Bonds	4.63	5-15-2044	106,485,000	103,581,620
U.S. Treasury Bonds	4.63	11-15-2044	19,570,000	18,984,429
U.S. Treasury Bonds	4.63	5-15-2054	61,480,000	58,571,708
U.S. Treasury Bonds	4.63	2-15-2055	102,910,000	98,086,094
U.S. Treasury Bonds	4.75	2-15-2045	1,330,000	1,310,258
U.S. Treasury Bonds	4.75	5-15-2055	25,210,000	24,524,603
U.S. Treasury Bonds	4.75	8-15-2055	13,300,000	12,942,563
U.S. Treasury Notes	3.88	6-30-2030	26,820,000	27,040,008
U.S. Treasury Notes	3.88	7-31-2030	10,160,000	10,241,756
U.S. Treasury Notes	4.00	5-31-2030	175,815,000	178,253,060
U.S. Treasury Notes	4.13	8-31-2030	37,525,000	38,230,059
U.S. Treasury Notes	4.13	11-30-2031	48,095,000	48,808,910
U.S. Treasury Notes	4.13	5-31-2032	127,765,000	129,377,035
U.S. Treasury Notes	4.25	5-15-2035	123,657,000	124,043,428
U.S. Treasury Notes	4.25	8-15-2035	69,730,000	69,871,639
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	9,989,954
U.S. Treasury STRIPS¤	0.00	5-15-2044	12,985,000	4,970,310
Total U.S. Treasury securities (Cost $1,287,456,614)				1,252,973,663
Yankee corporate bonds and notes: 9.31%
Basic materials: 0.34%
Chemicals: 0.11%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	7,175,000	5,107,389
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	5,695,000	5,870,862
				10,978,251
Mining: 0.23%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	3,145,000	3,491,776
Rio Tinto Finance USA PLC	5.75	3-14-2055	19,865,000	19,870,003
				23,361,779
Communications: 0.70%
Media: 0.01%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,385,000	1,300,228
Telecommunications: 0.69%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	4,095,000	3,736,516
Nokia Oyj	6.63	5-15-2039	4,165,000	4,254,914
NTT Finance Corp.144A	4.88	7-16-2030	33,735,000	34,255,791
NTT Finance Corp.144A	5.17	7-16-2032	14,765,000	15,043,494
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	1,920,000	1,993,107
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	9,340,000	9,584,531
				68,868,353
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 27

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.68%
Airlines: 0.04%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$4,000,000	$4,179,999
Auto manufacturers: 0.10%
Nissan Motor Co. Ltd.144A	3.52	9-17-2025	10,000,000	9,989,000
Leisure time: 0.54%
Carnival Corp.144A	6.13	2-15-2033	27,365,000	28,101,228
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	1,575,000	1,600,165
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	23,655,000	24,269,344
				53,970,737
Consumer, non-cyclical: 0.20%
Agriculture: 0.16%
Japan Tobacco, Inc.144A	5.85	6-15-2035	15,405,000	16,269,231
Cosmetics/Personal Care: 0.01%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,195,403
Pharmaceuticals: 0.03%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	2,220,000	2,522,173
Energy: 1.22%
Oil & gas: 1.09%
Aker BP ASA144A	5.13	10-1-2034	18,005,000	17,441,573
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	10,060,000	10,576,782
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	25,005,000	24,787,220
Eni SpA144A	5.95	5-15-2054	17,465,000	16,954,831
Saudi Arabian Oil Co.144A	5.38	6-2-2035	9,120,000	9,363,334
Saudi Arabian Oil Co.144A	6.38	6-2-2055	10,000,000	10,289,351
TotalEnergies Capital SA	5.43	9-10-2064	9,125,000	8,446,003
Var Energi ASA144A	5.88	5-22-2030	5,725,000	5,933,833
Var Energi ASA144A	6.50	5-22-2035	5,070,000	5,301,730
				109,094,657
Pipelines: 0.13%
Enbridge, Inc.	5.95	4-5-2054	3,690,000	3,640,052
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	8,705,000	8,694,097
				12,334,149
Financial: 5.48%
Banks: 3.80%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	11,260,000	11,554,476
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	6,100,000	6,054,250
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38%	5-20-2031	$5,000,000	$5,200,000
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,050,000	8,905,426
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	3,050,000	2,961,353
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	6,900,000	7,357,836
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	6,040,000	6,482,321
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	18,705,000	19,121,096
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	23,725,000	24,470,241
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	10,355,000	10,681,088
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	3,800,000	3,785,677
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	3,145,000	3,339,153
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	5,220,000	5,482,190
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	19,165,000	19,526,715
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	24,890,000	25,207,216
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	12,430,000	12,714,359
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	14,365,000	14,991,181
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	24,800,000	24,805,840
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	23,610,000	24,270,295
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	8,525,000	8,608,537
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	16,365,000	14,691,091
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	32,310,000	33,097,558
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	25,310,000	26,465,112
NatWest Markets PLC144A	1.60	9-29-2026	4,135,000	4,023,507
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	16,330,000	15,893,892
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	9,625,000	9,651,983
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,875,938
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	13,985,000	12,872,268
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	13,035,000	13,324,234
				379,414,833
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 29

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45%	10-29-2026	$6,925,000	$6,783,175
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	6,870,000	7,192,810
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	4,810,000	4,608,691
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,875,000	6,943,586
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	6,290,000	6,509,267
Unifin Financiera SAB de CV144A	9.88	1-28-2029	2,350,000	143,350
				32,180,879
Insurance: 0.98%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	21,185,000	22,480,484
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	11,597,000	12,039,789
Dai-ichi Life Insurance Co. Ltd. (5 Year Treasury Constant Maturity+2.52%)144Aʊ±	6.20	1-16-2035	20,165,000	20,907,858
Intact Financial Corp.144A	5.46	9-22-2032	20,414,000	20,870,096
Meiji Yasuda Life Insurance Co. (5 Year Treasury Constant Maturity+2.91%)144A±	6.10	6-11-2055	6,465,000	6,657,916
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.60%)144A±	2.90	9-16-2051	2,200,000	1,945,278
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	6,065,000	6,303,570
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	5,790,000	6,003,392
				97,208,383
Private equity: 0.14%
Brookfield Finance, Inc.	5.33	1-15-2036	13,500,000	13,417,594
Savings & loans: 0.24%
Nationwide Building Society (U.S. SOFR+1.06%)144A±	4.65	7-14-2029	24,150,000	24,350,854
Government securities: 0.28%
Multi-national: 0.28%
African Export-Import Bank144A	3.80	5-17-2031	14,800,000	13,090,677
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	7,205,000	6,685,098
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	7,760,000	7,700,970
				27,476,745
Industrial: 0.09%
Engineering & construction: 0.04%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	3,540,000	3,818,547
Trucking & leasing: 0.05%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	5,140,000	5,278,651
Utilities: 0.32%
Electric: 0.32%
Comision Federal de Electricidad144A	3.35	2-9-2031	17,085,000	15,251,088
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Comision Federal de Electricidad144A	3.88%	7-26-2033	$11,350,000	$9,824,325
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	6,795,000	6,837,659
				31,913,072
Total yankee corporate bonds and notes (Cost $916,464,287)				929,123,518
Yankee government bonds: 0.90%
Argentina: 0.02%
Argentinaøø	0.75	7-9-2030	1,363,185	1,020,821
Argentina	1.00	7-9-2029	165,048	130,627
Argentinaøø	4.13	7-9-2035	1,817,118	1,154,324
Provincia de Cordoba144Aøø	6.88	12-10-2025	296,891	301,360
				2,607,132
Bermuda: 0.05%
Bermuda144A	3.38	8-20-2050	7,259,000	4,957,461
Colombia: 0.11%
Colombia	8.00	11-14-2035	10,500,000	11,040,750
Dominican Republic: 0.07%
Dominican Republic144A	4.50	1-30-2030	1,000,000	967,550
Dominican Republic144A	4.88	9-23-2032	4,650,000	4,384,485
Dominican Republic144A	7.05	2-3-2031	1,665,000	1,775,556
				7,127,591
Israel: 0.15%
Israel	5.75	3-12-2054	16,120,000	14,898,587
Ivory Coast: 0.10%
Ivory Coast144A	8.25	1-30-2037	9,720,000	9,681,307
Mexico: 0.23%
Mexico	3.77	5-24-2061	8,160,000	4,867,277
Mexico	6.00	5-7-2036	8,495,000	8,489,478
Mexico	6.35	2-9-2035	9,090,000	9,391,334
				22,748,089
Panama: 0.17%
Panama	4.50	5-15-2047	7,515,000	5,507,293
Panama	4.50	1-19-2063	16,450,000	11,162,970
				16,670,263
Total yankee government bonds (Cost $88,396,207)				89,731,180
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 31

Portfolio of investments—August 31, 2025

		Yield	Shares	Value
Short-term investments: 4.61%
Investment companies: 4.61%
Allspring Government Money Market Fund Select Class♠∞##		4.23%	459,866,843	$459,866,843
Total short-term investments (Cost $459,866,843)				459,866,843
Total investments in securities (Cost $10,011,491,002)	100.71%			10,050,177,337
Other assets and liabilities, net	(0.71)			(70,648,733)
Total net assets	100.00%			$9,979,528,604

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AG	Assured Guaranty Incorporation
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
ZAR	South African rand
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$303,365,722	$6,109,130,861	$(5,952,629,740)	$0	$0	$459,866,843	459,866,843	$13,138,357
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	49,360,950	AUD	75,000,000	Morgan Stanley, Inc.	9-30-2025	$253,843	$0
USD	79,277,449	BRL	446,665,000	Morgan Stanley, Inc.	9-30-2025	0	(2,528,221)
USD	50,236,840	COP	204,901,000,000	Morgan Stanley, Inc.	9-30-2025	0	(622,894)
USD	413,928,628	EUR	357,397,000	Citibank N.A.	9-30-2025	0	(4,916,411)
USD	9,878,929	EUR	8,400,000	Citibank N.A.	9-30-2025	34,699	0
USD	12,222,226	EUR	10,500,000	Citibank N.A.	9-30-2025	0	(83,062)
USD	124,009,892	GBP	91,862,500	Citibank N.A.	9-30-2025	0	(183,720)
JPY	3,500,000,000	USD	24,320,056	Citibank N.A.	9-30-2025	0	(431,829)
JPY	3,500,000,000	USD	24,165,433	Citibank N.A.	9-30-2025	0	(277,206)
USD	24,038,803	ZAR	433,195,000	Morgan Stanley, Inc.	9-30-2025	0	(474,156)
						$288,542	$(9,517,499)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	2,006	12-19-2025	$225,331,540	$225,675,000	$343,460	$0
Ultra Long Term U.S. Treasury Bond	1,324	12-19-2025	154,853,271	154,328,750	0	(524,521)
2-Year U.S. Treasury Notes	9,820	12-31-2025	2,045,259,409	2,047,853,589	2,594,180	0
5-Year U.S. Treasury Notes	4,225	12-31-2025	460,794,601	462,505,468	1,710,867	0
Short
10-Year Euro BUND Index	(480)	9-8-2025	(73,601,827)	(72,749,054)	852,773	0
2-Year Euro SCHATZ	(358)	9-8-2025	(44,995,787)	(44,839,314)	156,473	0
5-Year Euro-BOBL Futures	(681)	9-8-2025	(94,145,139)	(93,580,596)	564,543	0
Ultra 10-Year U.S. Treasury Notes	(1,017)	12-19-2025	(115,877,276)	(116,351,156)	0	(473,880)
					$6,222,296	$(998,401)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	45,715,000	$3,779,505	$3,213,623	$565,882	$0
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 33

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $9,551,624,159)	$9,590,310,494
Investments in affiliated securities, at value (cost $459,866,843)	459,866,843
Cash at broker segregated for futures contracts	27,101,000
Segregated cash for forward foreign currency contracts	8,050,000
Segregated cash for swap contracts	3,251,504
Foreign currency, at value (cost $609,080)	613,572
Receivable for interest	84,302,275
Receivable for Fund shares sold	19,257,531
Receivable for daily variation margin on open futures contracts	594,251
Unrealized gains on forward foreign currency contracts	288,542
Principal paydown receivable	12
Prepaid expenses and other assets	261,974
Total assets	10,193,897,998
Liabilities
Payable for when-issued transactions	176,973,230
Payable for investments purchased	13,624,459
Unrealized losses on forward foreign currency contracts	9,517,499
Payable for Fund shares redeemed	5,458,956
Overdraft due to custodian bank	3,728,455
Management fee payable	2,127,025
Payable for daily variation margin on open futures contracts	1,304,484
Administration fees payable	694,623
Shareholder servicing fees payable	366,427
Cash due to broker	230,000
Contingent tax liability	80,054
Payable for daily variation margin on centrally cleared swap contracts	45,350
Distribution fee payable	36,372
Trustees’ fees and expenses payable	2,385
Accrued expenses and other liabilities	180,075
Total liabilities	214,369,394
Total net assets	$9,979,528,604
Net assets consist of
Paid-in capital	$10,346,536,447
Total distributable loss	(367,007,843)
Total net assets	$9,979,528,604
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Plus Bond Fund

Statement of assets and liabilities—August 31, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$343,883,158
Shares outstanding–Class A1	30,482,334
Net asset value per share–Class A	$11.28
Maximum offering price per share – Class A2	$11.81
Net assets–Class C	$55,556,936
Shares outstanding–Class C1	4,928,521
Net asset value per share–Class C	$11.27
Net assets–Class R6	$1,049,297,767
Shares outstanding–Class R6[1]	92,874,469
Net asset value per share–Class R6	$11.30
Net assets–Administrator Class	$1,289,895,813
Shares outstanding–Administrator Class[1]	114,544,429
Net asset value per share–Administrator Class	$11.26
Net assets–Institutional Class	$7,240,894,930
Shares outstanding–Institutional Class[1]	641,180,294
Net asset value per share–Institutional Class	$11.29
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 35

Statement of operations—year ended August 31, 2025
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $294,540)	$472,502,026
Income from affiliated securities	13,138,357
Dividends	1,357,662
Total investment income	486,998,045
Expenses
Management fee	34,178,449
Administration fees
Class A	528,926
Class C	80,735
Class R6	286,464
Administrator Class	1,134,997
Institutional Class	5,370,555
Shareholder servicing fees
Class A	883,722
Class C	134,860
Administrator Class	2,839,121
Distribution fee
Class C	404,573
Custody and accounting fees	433,680
Professional fees	105,064
Registration fees	453,025
Shareholder report expenses	458,353
Trustees’ fees and expenses	86,539
Other fees and expenses	167,504
Total expenses	47,546,567
Less: Fee waivers and/or expense reimbursements
Fund-level	(11,035,992)
Class A	(80,858)
Administrator Class	(222,538)
Net expenses	36,207,179
Net investment income	450,790,866
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Plus Bond Fund

Statement of operations—year ended August 31, 2025
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(60,020,284)
Foreign currency and foreign currency translations	199,840
Forward foreign currency contracts	(26,919,617)
Futures contracts	(30,627,737)
Swap contracts	(267,592)
Net realized losses on investments	(117,635,390)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $80,054)	(15,343,065)
Foreign currency and foreign currency translations	70,315
Forward foreign currency contracts	3,439,101
Futures contracts	14,143,795
Swap contracts	565,882
Net change in unrealized gains (losses) on investments	2,876,028
Net realized and unrealized gains (losses) on investments	(114,759,362)
Net increase in net assets resulting from operations	$336,031,504
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 37

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2025		Year ended August 31, 2024
Operations
Net investment income		$450,790,866		$278,042,768
Net realized losses on investments		(117,635,390)		(48,791,284)
Net change in unrealized gains (losses) on investments		2,876,028		252,699,043
Net increase in net assets resulting from operations		336,031,504		481,950,527
Distributions to shareholders from
Net investment income and net realized gains
Class A		(15,781,344)		(14,808,255)
Class C		(2,004,591)		(1,595,785)
Class R6		(46,250,658)		(22,595,529)
Administrator Class		(52,429,762)		(4,120,509)
Institutional Class		(321,814,223)		(236,781,656)
Total distributions to shareholders		(438,280,578)		(279,901,734)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	12,019,284	135,101,824	11,463,242	127,504,687
Class C	1,621,649	18,363,761	1,695,380	18,837,745
Class R6	70,592,066	792,952,550	45,199,085	504,088,429
Administrator Class	84,882,907	958,259,567	52,002,498	593,958,290
Institutional Class	352,011,023	3,965,707,849	323,378,137	3,595,069,621
		5,870,385,551		4,839,458,772
Reinvestment of distributions
Class A	1,209,163	13,525,032	1,184,625	13,100,628
Class C	173,472	1,938,950	137,770	1,523,115
Class R6	3,227,784	36,139,538	1,600,930	17,775,473
Administrator Class	4,697,662	52,419,897	375,102	4,115,626
Institutional Class	26,035,655	291,506,401	19,321,657	214,283,316
		395,529,818		250,798,158
Payment for shares redeemed
Class A	(12,767,521)	(142,973,775)	(9,332,929)	(103,407,277)
Class C	(1,031,726)	(11,553,467)	(999,257)	(11,051,364)
Class R6	(39,893,663)	(447,117,106)	(11,034,362)	(122,904,613)
Administrator Class	(28,327,851)	(316,839,888)	(11,545,326)	(127,486,153)
Institutional Class	(231,843,337)	(2,597,033,539)	(177,896,465)	(1,981,042,848)
		(3,515,517,775)		(2,345,892,255)
Net increase in net assets resulting from capital share transactions		2,750,397,594		2,744,364,675
Total increase in net assets		2,648,148,520		2,946,413,468
Net assets
Beginning of period		7,331,380,084		4,384,966,616
End of period		$9,979,528,604		$7,331,380,084
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Plus Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.42	$11.07	$11.57	$13.52	$13.77
Net investment income	0.52 [1]	0.51 [1]	0.43 [1]	0.26	0.24
Net realized and unrealized gains (losses) on investments	(0.16)	0.35	(0.51)	(1.88)	0.16
Total from investment operations	0.36	0.86	(0.08)	(1.62)	0.40
Distributions to shareholders from
Net investment income	(0.50)	(0.51)	(0.42)	(0.22)	(0.27)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.50)	(0.51)	(0.42)	(0.33)	(0.65)
Net asset value, end of period	$11.28	$11.42	$11.07	$11.57	$13.52
Total return[2]	3.28%	8.05%	(0.65)%	(12.21)%	3.00%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.81%	0.84%	0.85%	0.85%
Net expenses	0.65%	0.67%	0.68%	0.69%	0.72%
Net investment income	4.65%	4.62%	3.84%	2.03%	1.90%
Supplemental data
Portfolio turnover rate	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$343,883	$342,820	$295,536	$250,553	$308,270

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 39

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.41	$11.06	$11.56	$13.51	$13.77
Net investment income	0.43 [1]	0.43 [1]	0.34 [1]	0.16	0.14
Net realized and unrealized gains (losses) on investments	(0.15)	0.35	(0.51)	(1.88)	0.15
Total from investment operations	0.28	0.78	(0.17)	(1.72)	0.29
Distributions to shareholders from
Net investment income	(0.42)	(0.43)	(0.33)	(0.12)	(0.17)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.42)	(0.43)	(0.33)	(0.23)	(0.55)
Net asset value, end of period	$11.27	$11.41	$11.06	$11.56	$13.51
Total return[2]	2.51%	7.25%	(1.44)%	(12.89)%	2.16%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.56%	1.59%	1.60%	1.60%
Net expenses	1.42%	1.42%	1.43%	1.45%	1.48%
Net investment income	3.88%	3.87%	3.08%	1.28%	1.13%
Supplemental data
Portfolio turnover rate	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$55,557	$47,536	$36,849	$32,889	$39,628

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.44	$11.08	$11.58	$13.54	$13.79
Net investment income	0.56 [1]	0.56 [1]	0.48 [1]	0.30	0.30
Net realized and unrealized gains (losses) on investments	(0.16)	0.35	(0.52)	(1.89)	0.15
Total from investment operations	0.40	0.91	(0.04)	(1.59)	0.45
Distributions to shareholders from
Net investment income	(0.54)	(0.55)	(0.46)	(0.26)	(0.32)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.54)	(0.55)	(0.46)	(0.37)	(0.70)
Net asset value, end of period	$11.30	$11.44	$11.08	$11.58	$13.54
Total return[2]	3.66%	8.53%	(0.27)%	(11.95)%	3.37%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.44%	0.46%	0.47%	0.47%
Net expenses	0.30%	0.30%	0.30%	0.31%	0.35%
Net investment income	5.01%	5.00%	4.25%	2.50%	2.28%
Supplemental data
Portfolio turnover rate	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$1,049,298	$674,249	$256,948	$141,833	$89,048

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.40	$11.05	$11.54	$13.49	$13.75
Net investment income	0.53 [1]	0.52 [1]	0.44 [1]	0.26	0.26
Net realized and unrealized gains (losses) on investments	(0.16)	0.34	(0.50)	(1.87)	0.14
Total from investment operations	0.37	0.86	(0.06)	(1.61)	0.40
Distributions to shareholders from
Net investment income	(0.51)	(0.51)	(0.43)	(0.23)	(0.28)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.51)	(0.51)	(0.43)	(0.34)	(0.66)
Net asset value, end of period	$11.26	$11.40	$11.05	$11.54	$13.49
Total return[2]	3.34%	8.08%	(0.50)%	(12.18)%	3.04%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.76%	0.78%	0.79%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.61%	0.62%
Net investment income	4.70%	4.66%	3.89%	2.09%	1.95%
Supplemental data
Portfolio turnover rate	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$1,289,896	$607,546	$137,624	$140,779	$278,294

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.43	$11.08	$11.58	$13.53	$13.79
Net investment income	0.56 [1]	0.55 [1]	0.47 [1]	0.29	0.29
Net realized and unrealized gains (losses) on investments	(0.16)	0.35	(0.51)	(1.87)	0.14
Total from investment operations	0.40	0.90	(0.04)	(1.58)	0.43
Distributions to shareholders from
Net investment income	(0.54)	(0.55)	(0.46)	(0.26)	(0.31)
Net realized gains	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.54)	(0.55)	(0.46)	(0.37)	(0.69)
Net asset value, end of period	$11.29	$11.43	$11.08	$11.58	$13.53
Total return[2]	3.61%	8.38%	(0.32)%	(11.92)%	3.24%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.49%	0.51%	0.52%	0.52%
Net expenses	0.35%	0.35%	0.35%	0.37%	0.40%
Net investment income	4.95%	4.95%	4.21%	2.40%	2.19%
Supplemental data
Portfolio turnover rate	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$7,240,895	$5,659,229	$3,658,011	$1,965,302	$1,774,619

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 43

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
44 | Allspring Core Plus Bond Fund

Notes to financial statements
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market or centrally cleared (“centrally cleared swaps”)  with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Allspring Core Plus Bond Fund | 45

Notes to financial statements
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
46 | Allspring Core Plus Bond Fund

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $10,063,822,041 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$115,473,021
Gross unrealized losses	(129,343,282)
Net unrealized losses	$(13,870,261)
As of August 31, 2025, the Fund had capital loss carryforwards which consist of $205,903,635 in short-term capital losses and $165,568,115 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Core Plus Bond Fund | 47

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,225,410,506	$0	$3,225,410,506
Asset-backed securities	0	901,076,137	5,710,337	906,786,474
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	1,831,967,383	0	1,831,967,383
Foreign corporate bonds and notes	0	334,600,930	0	334,600,930
Foreign government bonds	0	431,350,713	0	431,350,713
Investment companies	20,143,012	0	0	20,143,012
Loans	0	12,533,866	1,209,807	13,743,673
Municipal obligations	0	3,974,414	0	3,974,414
Non-agency mortgage-backed securities	0	550,505,028	0	550,505,028
U.S. Treasury securities	1,238,013,399	14,960,264	0	1,252,973,663
Yankee corporate bonds and notes	0	929,123,518	0	929,123,518
Yankee government bonds	0	89,731,180	0	89,731,180
Short-term investments
Investment companies	459,866,843	0	0	459,866,843
	1,718,023,254	8,325,233,939	6,920,144	10,050,177,337
Forward foreign currency contracts	0	288,542	0	288,542
Futures contracts	6,222,296	0	0	6,222,296
Swap contracts	0	565,882	0	565,882
Total assets	$1,724,245,550	$8,326,088,363	$6,920,144	$10,057,254,057
Liabilities
Forward foreign currency contracts	$0	$9,517,499	$0	$9,517,499
Futures contracts	998,401	0	0	998,401
Total liabilities	$998,401	$9,517,499	$0	$10,515,900
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
48 | Allspring Core Plus Bond Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the year ended August 31, 2025, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2025, Allspring Funds Distributor received $16,622 from the sale of Class A shares and $26,053 and $8,603 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Allspring Core Plus Bond Fund | 49

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$13,416,972,833	$5,111,439,122	$11,743,570,445	$3,836,578,102
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund’s derivative activity during the year ended August 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$47,670,227
Average contract amounts to sell	677,154,228
Futures contracts
Average notional balance on long futures	$1,836,307,189
Average notional balance on short futures	348,490,694
Swap contracts
Average notional balance	$6,436,154
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
50 | Allspring Core Plus Bond Fund

Notes to financial statements
The fair value of derivative instruments as of August 31, 2025 by primary risk type was as follows for the Fund:
	Interest rate risk	Credit risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$288,542	$288,542
Futures contracts	6,222,296 *	0	0	6,222,296
Swap contracts	0	565,882 *	0	565,882
	$6,222,296	$565,882	$288,542	$7,076,720
Liability derivatives
Forward foreign currency contracts	$0	$0	$9,517,499	$9,517,499
Futures contracts	998,401 *	0	0	998,401
	$998,401	$0	$9,517,499	$10,515,900

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of August 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the year ended August 31, 2025 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(26,919,617)	$(26,919,617)
Futures contracts	(30,627,737)	0	0	(30,627,737)
Swap contracts	0	(267,592)	0	(267,592)
	$(30,627,737)	$(267,592)	$(26,919,617)	$(57,814,946)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$3,439,101	$3,439,101
Futures contracts	14,143,795	0	0	14,143,795
Swap contracts	0	565,882	0	565,882
	$14,143,795	$565,882	$3,439,101	$18,148,778
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$34,699	$(34,699)	$0	$0
Morgan Stanley, Inc.	253,843	(253,843)	0	0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$5,892,228	$(34,699)	$(4,770,000)	$1,087,529
Morgan Stanley, Inc.	3,625,271	(253,843)	(3,280,000)	91,428

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
Allspring Core Plus Bond Fund | 51

Notes to financial statements
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2025	2024
Ordinary income	$438,280,578	$279,901,734
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$18,343,975	$(13,870,261)	$(371,471,750)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
52 | Allspring Core Plus Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Core Plus Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
Allspring Core Plus Bond Fund | 53

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $343,691,153 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2025, 14% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

54 | Allspring Core Plus Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Core Plus Bond Fund | 55

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Core Plus Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

56 | Allspring Core Plus Bond Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review, except for the one-year period, which was in range of the average investment performance of the Universe. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for Class A and Institutional Class, in range of the sum of the average rates for the expense Groups for Administrator Class, and equal to the sum of the average rates for the expense Groups for Class R6.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Core Plus Bond Fund | 57

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

58 | Allspring Core Plus Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0059 08-25

Allspring Government Securities Fund
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring Government Securities Fund | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 69.92%
FHLMC¤	0.00%	7-15-2032	$9,900,000	$7,446,813
FHLMC	2.50	9-1-2050	1,023,350	851,562
FHLMC	2.50	6-1-2051	2,300,418	1,913,616
FHLMC	2.50	11-1-2051	7,585,781	6,398,040
FHLMC	2.50	12-1-2051	1,768,882	1,475,965
FHLMC	3.00	6-1-2050	393,968	348,505
FHLMC	3.00	7-1-2050	1,122,504	993,003
FHLMC	3.00	8-1-2050	509,855	451,017
FHLMC	3.50	8-1-2045	1,005,921	937,288
FHLMC	3.50	11-1-2045	1,781,913	1,658,863
FHLMC	3.50	12-1-2045	1,609,052	1,495,957
FHLMC	4.00	6-1-2037	3,201,921	3,143,905
FHLMC	4.00	11-1-2042	4,165,080	4,032,155
FHLMC	4.00	6-1-2044	934,573	893,910
FHLMC	4.00	5-1-2049	575,931	547,337
FHLMC	4.00	9-1-2049	209,993	199,015
FHLMC	4.50	3-1-2042	80,183	80,210
FHLMC	4.50	9-1-2044	1,074,287	1,058,735
FHLMC	4.50	9-1-2049	2,752,196	2,680,682
FHLMC	5.00	6-1-2026	2,484	2,512
FHLMC	5.00	8-1-2040	296,372	302,209
FHLMC	5.00	7-1-2052	1,941,123	1,932,396
FHLMC	5.00	9-1-2052	2,102,460	2,083,806
FHLMC	5.50	7-1-2035	877,967	894,455
FHLMC	5.50	12-1-2038	514,293	531,830
FHLMC	5.50	3-1-2053	1,227,752	1,241,632
FHLMC	6.00	10-1-2032	6,799	7,013
FHLMC	6.00	1-1-2053	2,216,831	2,276,733
FHLMC	6.50	9-1-2028	2,294	2,379
FHLMC	6.50	7-1-2055	2,567,014	2,659,950
FHLMC	6.50	9-1-2055	865,000	896,570
FHLMC	7.00	12-1-2026	14	15
FHLMC	7.00	4-1-2029	268	282
FHLMC	7.00	5-1-2029	1,440	1,515
FHLMC	7.00	4-1-2032	24,087	25,343
FHLMC	7.50	11-1-2031	36,096	36,493
FHLMC	7.50	4-1-2032	52,616	54,502
FHLMC	8.00	8-1-2026	597	600
FHLMC	8.00	11-1-2026	605	610
FHLMC	8.00	11-1-2028	100	100
FHLMC	8.50	12-1-2025	7	7
FHLMC	8.50	8-1-2026	103	103
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,420,000	4,387,927
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	150,001
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	4.85	6-25-2030	432,491	431,611
The accompanying notes are an integral part of these financial statements.
2 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75%	3-25-2027	$1,333,679	$1,315,352
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	303,645	300,430
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.74	9-25-2031	138,617	138,100
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	403,374	465,744
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.25	3-25-2043	151,211	142,705
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,399,900	2,299,698
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.81	7-25-2043	991,654	961,757
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	512,473	533,824
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.42	10-25-2044	345,788	317,130
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.94	3-25-2036	379,484	365,489
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.00	3-25-2036	602,805	568,691
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	251,088	228,698
FHLMC (11th District COFI+1.25%)±	4.50	7-1-2032	85,522	83,788
FHLMC (30 Day Average U.S. SOFR+0.26%)±	4.60	7-1-2031	3,011,184	2,973,207
FHLMC (RFUCCT1Y+1.65%)±	6.72	7-1-2038	340,210	348,403
FHLMC (RFUCCT1Y+1.66%)±	6.78	6-1-2043	543,175	561,539
FHLMC (RFUCCT1Y+1.91%)±	7.66	9-1-2031	22,654	22,963
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	5.06	10-15-2033	116,234	116,462
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.81	11-15-2035	182,656	181,895
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	4.82	3-15-2041	80,180	79,724
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.81	12-15-2041	80,782	80,223
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	5.64	12-15-2036	81,371	82,887
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	4.71	7-15-2042	133,629	131,876
FHLMC Series 4409 Class MA	3.00	1-15-2054	5,235	5,167
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	4.87	11-15-2042	996,516	990,640
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	4.56	6-15-2049	953,641	929,778
FNMA	1.38	7-1-2030	3,719,513	3,302,483
FNMA	1.65	6-1-2030	1,308,016	1,176,256
FNMA	1.65	7-1-2030	2,298,692	2,054,923
FNMA	1.66	7-1-2032	3,813,302	3,249,856
FNMA	1.97	5-1-2030	4,125,019	3,773,443
FNMA	2.00	2-1-2052	22,313,973	17,887,843
FNMA	2.32	1-1-2026	3,778,883	3,742,854
FNMA	2.35	2-1-2032	2,151,019	1,937,915
FNMA	2.50	9-1-2050	312,908	262,173
FNMA	2.50	12-1-2050	1,103,889	918,528
FNMA	2.50	7-1-2051	1,620,619	1,346,201
FNMA	2.50	1-1-2052	2,587,407	2,153,235
FNMA	2.51	9-1-2031	4,823,879	4,424,101
FNMA	2.65	2-1-2032	4,822,076	4,400,930
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 3

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.75%	9-1-2031	$852,923	$787,798
FNMA	2.86	7-1-2029	932,081	892,105
FNMA	3.00	5-1-2027	61,800	61,100
FNMA	3.00	6-1-2034	1,379,685	1,340,637
FNMA	3.00	4-1-2045	25,274	22,739
FNMA	3.00	11-1-2045	2,192,938	1,965,777
FNMA	3.00	12-1-2045	5,058,192	4,537,901
FNMA	3.00	12-1-2046	198,788	176,871
FNMA	3.00	8-1-2050	26,240	22,960
FNMA	3.48	3-1-2029	831,407	818,096
FNMA	3.50	4-1-2034	738,695	730,369
FNMA	3.50	2-1-2043	13,752	12,929
FNMA	3.50	2-1-2045	288,608	270,671
FNMA	3.50	4-1-2045	1,307,741	1,219,969
FNMA	3.50	8-1-2045	112,998	105,227
FNMA	3.50	12-1-2045	467,495	435,731
FNMA	3.50	2-1-2046	490,347	454,705
FNMA	3.86	3-1-2029	756,203	753,204
FNMA	4.00	8-1-2037	1,412,346	1,388,158
FNMA	4.00	4-1-2046	3,722,936	3,545,167
FNMA	4.00	3-1-2047	919,333	875,240
FNMA	4.00	9-1-2048	61,843	58,841
FNMA	4.38	7-1-2032	1,031,000	1,033,982
FNMA	4.50	1-1-2026	555	554
FNMA	4.50	10-1-2046	75,147	73,967
FNMA	4.50	9-1-2049	582,325	567,907
FNMA	4.50	11-1-2052	2,266,505	2,186,624
FNMA	4.94	10-1-2032	1,570,050	1,605,921
FNMA	4.99	7-1-2029	2,770,000	2,853,334
FNMA	5.00	3-1-2034	116,410	117,595
FNMA	5.00	8-1-2040	1,833,285	1,855,540
FNMA	5.00	10-1-2040	134,536	137,019
FNMA	5.00	1-1-2042	134,844	137,333
FNMA	5.00	12-1-2048	131,641	131,577
FNMA	5.05	11-1-2030	1,586,919	1,628,620
FNMA	5.16	10-1-2031	2,760,000	2,879,446
FNMA	5.50	9-1-2033	675,802	692,194
FNMA	5.50	8-1-2035	210,455	218,392
FNMA	5.50	1-1-2037	158,382	164,355
FNMA	5.50	4-1-2040	411,426	426,937
FNMA	5.50	2-1-2053	4,495,476	4,540,870
FNMA	6.00	1-1-2028	86,175	88,053
FNMA	6.00	2-1-2035	245,768	249,728
FNMA	6.00	11-1-2037	118,173	124,095
FNMA	6.00	7-1-2038	49,467	52,148
FNMA	6.00	7-1-2055	9,953,982	10,171,566
FNMA	6.50	3-1-2028	2,527	2,542
FNMA	6.50	12-1-2029	28,666	29,699
The accompanying notes are an integral part of these financial statements.
4 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	6.50%	11-1-2031	$5,269	$5,459
FNMA	6.50	7-1-2036	117,513	123,968
FNMA	6.50	11-1-2054	2,995,840	3,104,295
FNMA	6.50	9-1-2055	865,000	896,317
FNMA	7.00	11-1-2026	9	9
FNMA	7.00	1-1-2032	889	934
FNMA	7.00	2-1-2032	16,996	17,865
FNMA	7.00	10-1-2032	49,428	51,956
FNMA	7.00	2-1-2034	1,036	1,089
FNMA	7.00	4-1-2034	21,802	22,917
FNMA	7.50	9-1-2031	17,483	18,074
FNMA	7.50	2-1-2032	9,199	9,502
FNMA	7.50	10-1-2037	215,857	228,466
FNMA	8.00	2-1-2030	6,534	6,562
FNMA	8.00	7-1-2031	49,949	50,669
FNMA	8.50	11-1-2026	410	411
FNMA	8.50	12-1-2026	9,161	9,194
FNMA	8.50	3-1-2027	23	23
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.52	12-1-2040	31,451	32,427
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.38	12-1-2034	116,886	119,923
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2032	30,929	31,534
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.34	9-1-2035	68,272	70,204
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	32,666	33,137
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.57	9-1-2031	11,325	11,534
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.78	12-1-2040	10,455	10,623
FNMA (1 Year Treasury Constant Maturity+2.45%)±	7.45	10-1-2027	291	290
FNMA (11th District COFI+1.25%)±	4.35	9-1-2027	16,209	16,038
FNMA (11th District COFI+1.26%)±	4.42	5-1-2036	80,809	79,230
FNMA (11th District COFI+1.28%)±	4.24	5-1-2036	134,034	131,319
FNMA (RFUCCT1Y+1.61%)±	6.61	5-1-2046	508,831	525,492
FNMA (RFUCCT1Y+1.62%)±	2.38	8-1-2050	1,188,046	1,107,198
FNMA (RFUCCT1Y+1.73%)±	7.36	9-1-2036	78,782	80,506
FNMA (RFUCCT1Y+1.77%)±	6.79	7-1-2044	46,150	47,478
FNMA (RFUCCT1Y+1.81%)±	6.98	8-1-2036	328,746	339,237
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	266,309	266,393
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	267,067	279,912
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	68,290	70,725
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	4.81	2-25-2032	799	798
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	91,701	96,450
FNMA Series 2002-T12 Class A5±±	5.32	10-25-2041	367,255	371,508
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	674,214	708,239
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,668,978	1,752,702
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	223,879	228,303
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.74	3-25-2033	467,670	463,587
FNMA Series 2003-W1 Class 1A1±±	4.72	12-25-2042	298,061	299,073
FNMA Series 2003-W11 Class A1±±	7.43	6-25-2033	22,443	22,745
FNMA Series 2003-W3 Class 1A4±±	4.72	8-25-2042	884,551	860,130
FNMA Series 2003-W5 Class A (1 Month LIBOR+0.11%)±	4.57	4-25-2033	142,257	140,241
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 5

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2003-W6 Class 6A±±	4.77%	8-25-2042	$313,146	$308,062
FNMA Series 2003-W6 Class PT4±±	8.19	10-25-2042	507,695	547,087
FNMA Series 2003-W8 Class PT1±±	7.59	12-25-2042	175,175	178,057
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.58	6-25-2033	33,649	32,234
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	158,646	163,432
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	398,598	416,743
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	177,575	185,996
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.86	6-25-2036	274,502	272,987
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.28	6-27-2036	35,944	36,271
FNMA Series 2007-W10 Class 2A±±	6.23	8-25-2047	79,543	83,470
FNMA Series 2008-17 Class DP	4.75	2-25-2038	185,742	183,566
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.96	12-25-2040	388,461	385,259
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.86	4-25-2041	19,109	19,072
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	4.81	7-25-2041	53,402	53,200
FNMA Series 2013-114 Class LM	4.00	3-25-2042	546,267	534,554
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	5.01	4-25-2044	812,482	802,329
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	225,456	36,667
FNMA Series 2017-M2 Class A2±±	2.98	2-25-2027	4,687,177	4,607,906
FNMA Series 2018-M1 Class A2±±	3.09	12-25-2027	552,319	540,659
FNMA Series 2018-M13 Class A2±±	3.87	9-25-2030	327,287	322,959
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	4,821,963	4,718,531
GNMA	2.00	3-20-2052	3,104,414	2,544,002
GNMA	2.50	3-20-2052	3,899,010	3,325,054
GNMA	2.50	4-20-2052	2,625,196	2,238,753
GNMA	2.50	9-20-2051	1,299,433	1,108,150
GNMA	3.00	11-20-2045	2,318,127	2,084,406
GNMA	3.00	4-20-2051	1,763,947	1,563,644
GNMA	3.50	12-20-2047	2,074,308	1,928,643
GNMA	3.50	7-20-2051	1,725,005	1,578,967
GNMA	4.00	12-20-2047	1,401,158	1,328,337
GNMA	4.25	6-20-2036	150,496	144,507
GNMA	4.50	8-20-2049	305,255	296,766
GNMA	4.50	9-20-2052	907,947	881,402
GNMA	4.50	3-20-2053	1,212,392	1,177,194
GNMA	5.00	7-20-2040	307,233	313,294
GNMA	5.00	9-20-2052	1,636,335	1,628,395
GNMA	5.00	6-20-2053	2,475,607	2,461,933
GNMA	5.00	11-20-2054	4,429,311	4,386,276
GNMA	5.50	4-20-2053	2,166,145	2,194,950
GNMA%%	5.50	9-15-2054	4,995,000	5,031,666
GNMA	6.00	8-20-2034	19,161	19,261
GNMA%%	6.00	9-15-2054	3,910,000	3,987,525
GNMA	6.00	9-20-2054	1,913,558	1,953,064
GNMA	6.50	5-15-2031	410	423
The accompanying notes are an integral part of these financial statements.
6 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	6.50%	9-20-2033	$12,419	$12,860
GNMA%%	6.50	9-15-2054	4,660,000	4,794,608
GNMA	7.00	5-15-2026	60	60
GNMA	7.00	4-15-2031	178	178
GNMA	7.00	8-15-2031	11,262	11,372
GNMA	7.00	3-15-2032	8,707	8,756
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	480,417	0
GNMA Series 2006-32 Class XMƒ±±	0.12	11-16-2045	756,988	6
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	3,504,405	36,808
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	17,074	15,715
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	4.84	1-20-2068	964,462	963,366
GNMA Series 2019-H06 Class HIƒ±±	1.79	4-20-2069	946,254	8,839
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	9,300,000	7,849,553
TVA Principal STRIPS¤	0.00	11-1-2025	5,650,000	5,611,536
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,549,470
TVA Principal STRIPS¤	0.00	1-15-2048	1,000,000	293,857
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,262,237
Total agency securities (Cost $276,220,903)				264,599,836
Asset-backed securities: 0.75%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,140,356	1,108,743
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	5.46	2-27-2068	1,710,603	1,716,292
Total asset-backed securities (Cost $2,848,140)				2,825,035
Corporate bonds and notes: 1.79%
Consumer, non-cyclical: 0.63%
Commercial services: 0.63%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,365,300
Financial: 1.03%
REITs: 1.03%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,915,253
Government securities: 0.13%
Multi-national: 0.13%
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	486,654
Total corporate bonds and notes (Cost $8,553,857)				6,767,207
Non-agency mortgage-backed securities: 4.03%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	292,580	280,180
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	623,880	610,030
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	115,721	112,698
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	769,533
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	668,170	655,814
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,865,174
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,292,517
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 7

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89%	12-27-2066	$620,773	$584,303
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,638,919	1,574,327
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	189,885	185,039
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	2,942,671	2,613,292
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,499,112
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	238,662	227,054
Total non-agency mortgage-backed securities (Cost $16,161,476)				15,269,073
U.S. Treasury securities: 17.02%
U.S. Treasury Bonds	4.38	8-15-2043	5,440,000	5,143,775
U.S. Treasury Bonds	4.63	5-15-2054	1,550,000	1,476,678
U.S. Treasury Bonds	4.75	11-15-2043	1,130,000	1,119,539
U.S. Treasury Bonds	4.75	11-15-2053	2,440,000	2,371,947
U.S. Treasury Bonds	4.75	5-15-2055	9,960,000	9,689,212
U.S. Treasury Bonds	4.75	8-15-2055	760,000	739,575
U.S. Treasury Notes	3.88	6-30-2030	8,130,000	8,196,691
U.S. Treasury Notes##	3.88	7-31-2030	15,350,000	15,473,520
U.S. Treasury Notes	4.13	8-31-2030	6,160,000	6,275,741
U.S. Treasury Notes	4.13	5-31-2032	1,735,000	1,756,891
U.S. Treasury Notes	4.25	5-15-2035	4,335,000	4,348,547
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,265,962
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,542,623
Total U.S. Treasury securities (Cost $68,203,527)				64,400,701

	Yield	Shares
Short-term investments: 9.30%
Investment companies: 3.50%
Allspring Government Money Market Fund Select Class♠∞##	4.23	13,228,375	13,228,375

				Principal
U.S. Treasury securities: 5.80%
U.S. Treasury Bills☼		3.73	9-16-2025	$11,000,000	10,981,753
U.S. Treasury Bills☼		3.99	10-2-2025	11,000,000	10,961,315
					21,943,068
Total short-term investments (Cost $35,171,313)					35,171,443
Total investments in securities (Cost $407,159,216)	102.81%				389,033,295
Other assets and liabilities, net	(2.81)				(10,619,746)
Total net assets	100.00%				$378,413,549

The accompanying notes are an integral part of these financial statements.
8 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2025

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,800,977	$195,199,443	$(193,772,045)	$0	$0	$13,228,375	13,228,375	$446,356
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	58	12-19-2025	$6,511,506	$6,525,000	$13,494	$0
Ultra Long Term U.S. Treasury Bond	74	12-19-2025	8,654,941	8,625,625	0	(29,316)
2-Year U.S. Treasury Notes	464	12-31-2025	96,639,552	96,762,125	122,573	0
5-Year U.S. Treasury Notes	88	12-31-2025	9,597,616	9,633,250	35,634	0
					$171,701	$(29,316)
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 9

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $393,930,841)	$375,804,920
Investments in affiliated securities, at value (cost $13,228,375)	13,228,375
Cash due from broker	1,037,341
Cash at broker segregated for futures contracts	2,666,000
Receivable for interest	1,501,031
Receivable for Fund shares sold	294,209
Principal paydown receivable	57,370
Receivable for daily variation margin on open futures contracts	14,500
Prepaid expenses and other assets	79,396
Total assets	394,683,142
Liabilities
Payable for when-issued transactions	13,807,696
Overdraft due to custodian bank	814,643
Payable for investments purchased	742,320
Dividends payable	406,957
Payable for Fund shares redeemed	159,669
Management fee payable	107,930
Payable for daily variation margin on open futures contracts	69,112
Shareholder servicing fees payable	39,623
Administration fees payable	35,201
Trustees’ fees and expenses payable	1,513
Distribution fee payable	694
Accrued expenses and other liabilities	84,235
Total liabilities	16,269,593
Total net assets	$378,413,549
Net assets consist of
Paid-in capital	$473,371,216
Total distributable loss	(94,957,667)
Total net assets	$378,413,549
The accompanying notes are an integral part of these financial statements.
10 | Allspring Government Securities Fund

Statement of assets and liabilities—August 31, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$126,145,749
Shares outstanding–Class A1	12,893,636
Net asset value per share–Class A	$9.78
Maximum offering price per share – Class A2	$10.24
Net assets–Class C	$1,067,161
Shares outstanding–Class C1	109,072
Net asset value per share–Class C	$9.78
Net assets–Administrator Class	$56,359,431
Shares outstanding–Administrator Class[1]	5,763,150
Net asset value per share–Administrator Class	$9.78
Net assets–Institutional Class	$194,841,208
Shares outstanding–Institutional Class[1]	19,921,342
Net asset value per share–Institutional Class	$9.78
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 11

Statement of operations—year ended August 31, 2025
Statement of operations
Investment income
Interest	$15,464,165
Income from affiliated securities	446,356
Total investment income	15,910,521
Expenses
Management fee	1,829,770
Administration fees
Class A	195,463
Class C	1,802
Administrator Class	57,672
Institutional Class	173,947
Shareholder servicing fees
Class A	322,789
Class C	2,999
Administrator Class	142,594
Distribution fee
Class C	8,988
Custody and accounting fees	24,524
Professional fees	83,477
Registration fees	134,842
Shareholder report expenses	47,922
Trustees’ fees and expenses	9,255
Other fees and expenses	32,623
Total expenses	3,068,667
Less: Fee waivers and/or expense reimbursements
Fund-level	(365,721)
Class A	(37,392)
Administrator Class	(86,438)
Institutional Class	(90,242)
Net expenses	2,488,874
Net investment income	13,421,647
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(8,111,746)
Futures contracts	(1,604,811)
Net realized losses on investments	(9,716,557)
Net change in unrealized gains (losses) on
Unaffiliated securities	4,428,131
Futures contracts	405,627
Net change in unrealized gains (losses) on investments	4,833,758
Net realized and unrealized gains (losses) on investments	(4,882,799)
Net increase in net assets resulting from operations	$8,538,848
The accompanying notes are an integral part of these financial statements.
12 | Allspring Government Securities Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2025		Year ended August 31, 2024
Operations
Net investment income		$13,421,647		$16,171,133
Net realized losses on investments		(9,716,557)		(12,344,272)
Net change in unrealized gains (losses) on investments		4,833,758		26,069,054
Net increase in net assets resulting from operations		8,538,848		29,895,915
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,064,222)		(4,715,954)
Class C		(28,200)		(30,739)
Administrator Class		(1,898,277)		(2,168,096)
Institutional Class		(7,494,872)		(9,512,130)
Total distributions to shareholders		(13,485,571)		(16,426,919)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,401,008	13,576,674	1,235,410	11,803,800
Class C	47,076	456,890	47,624	459,297
Administrator Class	1,170,373	11,350,693	1,015,933	9,743,360
Institutional Class	9,863,068	95,248,853	9,161,862	87,711,490
		120,633,110		109,717,947
Reinvestment of distributions
Class A	363,604	3,533,230	430,664	4,107,549
Class C	2,139	20,771	2,424	23,084
Administrator Class	192,084	1,865,350	220,830	2,104,737
Institutional Class	401,116	3,895,273	594,061	5,660,920
		9,314,624		11,896,290
Payment for shares redeemed
Class A	(4,091,533)	(39,871,703)	(3,744,368)	(35,591,427)
Class C	(54,247)	(526,384)	(101,612)	(969,594)
Administrator Class	(1,827,475)	(17,686,542)	(2,518,286)	(24,032,384)
Institutional Class	(16,398,918)	(158,124,195)	(16,800,736)	(160,130,161)
		(216,208,824)		(220,723,566)
Net decrease in net assets resulting from capital share transactions		(86,261,090)		(99,109,329)
Total decrease in net assets		(91,207,813)		(85,640,333)
Net assets
Beginning of period		469,621,362		555,261,695
End of period		$378,413,549		$469,621,362
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.86	$9.56	$10.11	$11.49	$11.67
Net investment income	0.30 [1]	0.29 [1]	0.24 [1]	0.14	0.12 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.30	(0.56)	(1.39)	(0.17)
Total from investment operations	0.22	0.59	(0.32)	(1.25)	(0.05)
Distributions to shareholders from
Net investment income	(0.30)	(0.29)	(0.23)	(0.13)	(0.11)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)
Total distributions to shareholders	(0.30)	(0.29)	(0.23)	(0.13)	(0.13)
Net asset value, end of period	$9.78	$9.86	$9.56	$10.11	$11.49
Total return[2]	2.32%	6.35%	(3.14)%	(10.95)%	(0.40)%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.90%	0.91%	0.89%	0.89%
Net expenses	0.81%	0.84%	0.85%	0.84%	0.84%
Net investment income	3.10%	3.02%	2.42%	1.28%	1.00%
Supplemental data
Portfolio turnover rate	103%	77%	152%	309%	221%
Net assets, end of period (000s omitted)	$126,146	$150,148	$165,441	$196,839	$265,018

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.86	$9.56	$10.10	$11.49	$11.67
Net investment income	0.22 [1]	0.22 [1]	0.16 [1]	0.06 [1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	(0.07)	0.30	(0.54)	(1.40)	(0.17)
Total from investment operations	0.15	0.52	(0.38)	(1.34)	(0.14)
Distributions to shareholders from
Net investment income	(0.23)	(0.22)	(0.16)	(0.05)	(0.02)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)
Total distributions to shareholders	(0.23)	(0.22)	(0.16)	(0.05)	(0.04)
Net asset value, end of period	$9.78	$9.86	$9.56	$10.10	$11.49
Total return[2]	1.53%	5.55%	(3.77)%	(11.71)%	(1.16)%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.65%	1.65%	1.63%	1.64%
Net expenses	1.59%	1.59%	1.60%	1.60%	1.60%
Net investment income	2.32%	2.27%	1.67%	0.52%	0.24%
Supplemental data
Portfolio turnover rate	103%	77%	152%	309%	221%
Net assets, end of period (000s omitted)	$1,067	$1,126	$1,584	$2,078	$3,042

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.86	$9.56	$10.10	$11.48	$11.66
Net investment income	0.32 [1]	0.31 [1]	0.26 [1]	0.16 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.30	(0.55)	(1.39)	(0.16)
Total from investment operations	0.24	0.61	(0.29)	(1.23)	(0.02)
Distributions to shareholders from
Net investment income	(0.32)	(0.31)	(0.25)	(0.15)	(0.14)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)
Total distributions to shareholders	(0.32)	(0.31)	(0.25)	(0.15)	(0.16)
Net asset value, end of period	$9.78	$9.86	$9.56	$10.10	$11.48
Total return[2]	2.50%	6.56%	(2.84)%	(10.78)%	(0.21)%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.85%	0.85%	0.83%	0.83%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.27%	3.22%	2.63%	1.49%	1.21%
Supplemental data
Portfolio turnover rate	103%	77%	152%	309%	221%
Net assets, end of period (000s omitted)	$56,359	$61,411	$71,787	$83,432	$111,639

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.86	$9.56	$10.10	$11.48	$11.66
Net investment income	0.33 [1]	0.32 [1]	0.28 [1]	0.17	0.16 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.31	(0.55)	(1.38)	(0.17)
Total from investment operations	0.25	0.63	(0.27)	(1.21)	(0.01)
Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.27)	(0.17)	(0.15)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)
Total distributions to shareholders	(0.33)	(0.33)	(0.27)	(0.17)	(0.17)
Net asset value, end of period	$9.78	$9.86	$9.56	$10.10	$11.48
Total return[2]	2.66%	6.73%	(2.69)%	(10.63)%	(0.05)%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.59%	0.58%	0.56%	0.56%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.43%	3.38%	2.83%	1.66%	1.36%
Supplemental data
Portfolio turnover rate	103%	77%	152%	309%	221%
Net assets, end of period (000s omitted)	$194,841	$256,937	$316,449	$255,952	$306,431

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 17

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Securities Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are
18 | Allspring Government Securities Fund

Notes to financial statements
repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $415,255,545 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,099,549
Gross unrealized losses	(28,179,414)
Net unrealized losses	$(26,079,865)
As of August 31, 2025, the Fund had capital loss carryforwards which consist of $33,540,617 in short-term capital losses and $35,172,219 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Government Securities Fund | 19

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$264,599,836	$0	$264,599,836
Asset-backed securities	0	2,825,035	0	2,825,035
Corporate bonds and notes	0	6,767,207	0	6,767,207
Non-agency mortgage-backed securities	0	15,269,073	0	15,269,073
U.S. Treasury securities	56,592,116	7,808,585	0	64,400,701
Short-term investments
Investment companies	13,228,375	0	0	13,228,375
U.S. Treasury securities	21,943,068	0	0	21,943,068
	91,763,559	297,269,736	0	389,033,295
Futures contracts	171,701	0	0	171,701
Total assets	$91,935,260	$297,269,736	$0	$389,204,996
Liabilities
Futures contracts	$29,316	$0	$0	$29,316
Total liabilities	$29,316	$0	$0	$29,316
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the year ended August 31, 2025, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
20 | Allspring Government Securities Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Administrator Class	0.64
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2025, Allspring Funds Distributor received $2,178 from the sale of Class A shares and $1,193 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended August 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$412,516,318	$41,464	$484,362,945	$2,767,411
Allspring Government Securities Fund | 21

Notes to financial statements
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2025, the Fund entered into futures contracts to manage duration and yield curve exposures. The Fund had an average notional amount of $93,227,038 in long futures contracts and $5,319,290 in short futures contracts during the year ended August 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2025	2024
Ordinary income	$13,485,571	$16,426,919
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$253,542	$(26,079,865)	$(68,712,836)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.
CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
12.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the
22 | Allspring Government Securities Fund

Notes to financial statements
Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Government Securities Fund | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Government Securities Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
24 | Allspring Government Securities Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $13,084,895 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2025, 20% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Government Securities Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Government Securities Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Government Securities Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Government Securities Fund | 27

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Credit Index, for the one-year period under review, and lower for all other periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for the Class A and Administrator Class, and lower than the median net operating expense ratio of the expense Group for the Institutional Class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

28 | Allspring Government Securities Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Government Securities Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3004 08-25

Allspring High Yield Bond Fund
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring High Yield Bond Fund | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.44%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$318,618	$358,931
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	680,000	700,542
Total asset-backed securities (Cost $1,002,161)				1,059,473

	Shares
Common stocks: 1.15%
Energy: 1.13%
Oil, gas & consumable fuels: 1.13%
Enviva, Inc.†	165,020	2,722,830
Investment Companies: 0.02%
Resolute Topco, Inc.‡†	8,524	51,144
Total common stocks (Cost $1,160,611)		2,773,974

			Principal
Corporate bonds and notes: 75.87%
Basic materials: 1.98%
Chemicals: 1.47%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$1,200,000	1,210,823
Chemours Co.144A	8.00	1-15-2033	1,155,000	1,129,840
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	1,205,000	1,209,844
				3,550,507
Iron/steel: 0.51%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	1,230,000	1,222,801
Communications: 11.53%
Advertising: 1.31%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	1,460,000	1,483,036
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	90,000	91,607
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	500,000	477,119
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,107,986
				3,159,748
Internet: 1.38%
Arches Buyer, Inc.144A	4.25	6-1-2028	675,000	656,479
Arches Buyer, Inc.144A	6.13	12-1-2028	175,000	169,693
Cablevision Lightpath LLC144A	5.63	9-15-2028	875,000	867,106
Match Group Holdings II LLC144A	5.63	2-15-2029	975,000	975,874
Match Group Holdings II LLC144A	6.13	9-15-2033	655,000	662,203
				3,331,355
Media: 5.49%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,170,000	1,884,162
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,839,682
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	130,000	118,879
CSC Holdings LLC144A	3.38	2-15-2031	965,000	617,213
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Media(continued)
CSC Holdings LLC144A	5.50%	4-15-2027	$950,000	$913,625
CSC Holdings LLC144A	5.75	1-15-2030	560,000	263,133
CSC Holdings LLC144A	11.25	5-15-2028	750,000	749,562
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	235,000	233,825
DISH DBS Corp.144A	5.75	12-1-2028	570,000	536,378
DISH Network Corp.144A	11.75	11-15-2027	1,900,000	2,008,810
Gray Media, Inc.144A	9.63	7-15-2032	720,000	723,681
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	885,000	861,500
Sirius XM Radio LLC144A	4.13	7-1-2030	1,625,000	1,510,934
				13,261,384
Telecommunications: 3.35%
CommScope LLC144A	8.25	3-1-2027	965,000	976,576
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,903,950	2,864,950
Level 3 Financing, Inc.144A	3.63	1-15-2029	825,000	701,250
Level 3 Financing, Inc.144A	3.88	10-15-2030	875,000	743,750
Level 3 Financing, Inc.144A	6.88	6-30-2033	830,000	837,449
Lumen Technologies, Inc.144A	10.00	10-15-2032	888,125	899,581
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	1,040,000	1,081,784
				8,105,340
Consumer, cyclical: 13.00%
Apparel: 0.33%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	755,000	801,399
Auto manufacturers: 0.09%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	210,000	217,270
Auto parts & equipment: 0.86%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	795,000	827,866
American Axle & Manufacturing, Inc.	5.00	10-1-2029	620,000	585,244
ZF North America Capital, Inc.144A	6.88	4-23-2032	680,000	652,091
				2,065,201
Entertainment: 3.85%
CCM Merger, Inc.144A	6.38	5-1-2026	3,270,000	3,273,123
Churchill Downs, Inc.144A	6.75	5-1-2031	1,085,000	1,115,136
Cinemark USA, Inc.144A	7.00	8-1-2032	1,875,000	1,942,663
Six Flags Entertainment Corp.144A	7.25	5-15-2031	240,000	241,150
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,390,000	1,412,589
WarnerMedia Holdings, Inc.	5.05	3-15-2042	880,000	592,900
WarnerMedia Holdings, Inc. Series WI	4.05	3-15-2029	770,000	731,500
				9,309,061
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 3

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Home builders: 0.75%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88%	8-1-2033	$825,000	$826,620
LGI Homes, Inc.144A	8.75	12-15-2028	940,000	984,629
				1,811,249
Home furnishings: 0.30%
Whirlpool Corp.	6.13	6-15-2030	710,000	717,892
Housewares: 0.68%
Newell Brands, Inc.	6.38	5-15-2030	810,000	798,846
Newell Brands, Inc.144A	8.50	6-1-2028	800,000	844,580
				1,643,426
Leisure time: 1.33%
NCL Corp. Ltd.144A	6.75	2-1-2032	510,000	525,970
NCL Corp. Ltd.144A	7.75	2-15-2029	450,000	480,687
Sabre Global, Inc.144A	10.75	11-15-2029	1,150,000	1,111,754
Sabre Global, Inc.144A	11.13	7-15-2030	210,000	205,821
Viking Cruises Ltd.144A	5.88	9-15-2027	285,000	284,621
Viking Cruises Ltd.144A	7.00	2-15-2029	600,000	604,091
				3,212,944
Lodging: 0.48%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	875,000	908,658
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	250,000	256,763
				1,165,421
Retail: 4.33%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	735,000	753,375
Carvana Co.144A	9.00	6-1-2030	1,910,000	1,997,944
FirstCash, Inc.144A	6.88	3-1-2032	1,500,000	1,556,528
Group 1 Automotive, Inc.144A	6.38	1-15-2030	665,000	681,370
Lithia Motors, Inc.144A	4.38	1-15-2031	300,000	285,131
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	805,000	785,716
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	595,000	588,824
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	680,000	666,089
QXO Building Products, Inc.144A	6.75	4-30-2032	775,000	800,424
Saks Global Enterprises LLC144A	11.00	12-15-2029	862,500	292,531
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	595,000	617,308
SGUS LLC144A	11.00	12-15-2029	371,136	326,222
Sonic Automotive, Inc.144A	4.63	11-15-2029	400,000	388,846
Sonic Automotive, Inc.144A	4.88	11-15-2031	750,000	716,248
				10,456,556
Consumer, non-cyclical: 12.24%
Commercial services: 4.63%
Allied Universal Holdco LLC144A	7.88	2-15-2031	865,000	909,007
Block, Inc.	6.50	5-15-2032	1,000,000	1,036,129
CoreCivic, Inc.	8.25	4-15-2029	2,015,000	2,132,612
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
GEO Group, Inc.	8.63%	4-15-2029	$1,295,000	$1,369,516
GEO Group, Inc.	10.25	4-15-2031	1,150,000	1,267,729
Herc Holdings, Inc.144A	7.00	6-15-2030	1,150,000	1,196,867
Hertz Corp.144A	12.63	7-15-2029	250,000	259,801
Service Corp. International	5.75	10-15-2032	700,000	706,956
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	1,495,000	1,361,314
Veritiv Operating Co.144A	10.50	11-30-2030	885,000	957,984
				11,197,915
Food: 1.42%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	765,000	764,765
B&G Foods, Inc.144A	8.00	9-15-2028	1,470,000	1,444,818
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	770,000	724,344
Performance Food Group, Inc.144A	6.13	9-15-2032	475,000	486,170
				3,420,097
Healthcare-services: 5.21%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	625,000	560,203
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	730,000	703,756
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	450,000	476,204
Concentra Health Services, Inc.144A	6.88	7-15-2032	1,115,000	1,155,869
DaVita, Inc.144A	6.88	9-1-2032	2,335,000	2,415,632
IQVIA, Inc.144A	6.25	6-1-2032	375,000	386,556
Molina Healthcare, Inc.144A	6.25	1-15-2033	260,000	261,849
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	462,178	404,263
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	580,000	466,030
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	508,107	516,999
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	960,000	949,655
Radiology Partners, Inc.144A	8.50	7-15-2032	840,000	857,522
Star Parent, Inc.144A	9.00	10-1-2030	1,150,000	1,217,442
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	795,000	824,485
Tenet Healthcare Corp.	6.75	5-15-2031	1,350,000	1,403,135
				12,599,600
Household products/wares: 0.12%
Central Garden & Pet Co.	4.13	10-15-2030	300,000	283,753
Pharmaceuticals: 0.86%
AdaptHealth LLC144A	5.13	3-1-2030	1,055,000	1,006,276
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	1,000,000	1,064,607
				2,070,883
Energy: 7.88%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	3,940,000	0
Oil & gas: 1.64%
California Resources Corp.144A	8.25	6-15-2029	475,000	490,759
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 5

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Caturus Energy LLC144A	8.50%	2-15-2030	$275,000	$285,313
Civitas Resources, Inc.144A	9.63	6-15-2033	575,000	608,604
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	410,000	394,519
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	375,000	373,180
Murphy Oil Corp.	6.00	10-1-2032	680,000	662,175
Nabors Industries Ltd.144A	7.50	1-15-2028	440,000	441,665
Nabors Industries, Inc.144A	9.13	1-31-2030	685,000	701,940
				3,958,155
Oil & gas services: 1.15%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	855,000	876,450
Bristow Group, Inc.144A	6.88	3-1-2028	1,175,000	1,176,808
Oceaneering International, Inc.	6.00	2-1-2028	730,000	737,560
				2,790,818
Pipelines: 5.09%
Buckeye Partners LP144A	6.88	7-1-2029	1,175,000	1,217,709
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	375,000	369,846
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,480,000	1,587,198
Excelerate Energy LP144A	8.00	5-15-2030	965,000	1,027,616
Harvest Midstream I LP144A	7.50	9-1-2028	1,115,000	1,126,976
Hess Midstream Operations LP144A	5.50	10-15-2030	200,000	201,087
Hess Midstream Operations LP144A	6.50	6-1-2029	240,000	248,150
Kinetik Holdings LP144A	5.88	6-15-2030	650,000	655,567
Prairie Acquiror LP144A	9.00	8-1-2029	850,000	886,222
Rockies Express Pipeline LLC144A	6.75	3-15-2033	400,000	417,831
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,200,000	1,208,147
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,350,000	1,330,018
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,300,000	1,363,931
Venture Global LNG, Inc.144A	9.88	2-1-2032	595,000	647,883
				12,288,181
Financial: 12.87%
Banks: 0.25%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	600,000	592,999
Diversified financial services: 5.82%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	600,000	596,160
Azorra Finance Ltd.144A	7.25	1-15-2031	590,000	609,371
Encore Capital Group, Inc.144A	9.25	4-1-2029	925,000	976,698
EZCORP, Inc.144A	7.38	4-1-2032	680,000	716,978
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	565,000	567,611
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	455,000	470,177
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	1,040,000	1,086,543
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	805,000	781,220
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	650,000	651,794
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	390,000	408,374
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Jefferson Capital Holdings LLC144A	9.50%	2-15-2029	$670,000	$711,838
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	1,050,000	1,091,622
Navient Corp.	11.50	3-15-2031	1,135,000	1,281,182
OneMain Finance Corp.	7.88	3-15-2030	1,280,000	1,354,217
PRA Group, Inc.144A	5.00	10-1-2029	765,000	718,807
Rocket Cos., Inc.144A	6.13	8-1-2030	450,000	463,028
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,600,000	1,575,754
				14,061,374
Insurance: 1.71%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	2,055,000	2,117,133
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	753,292
HUB International Ltd.144A	7.25	6-15-2030	205,000	214,425
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,051,831
				4,136,681
REITs: 5.09%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	745,000	794,402
Brandywine Operating Partnership LP	8.88	4-12-2029	1,950,000	2,119,991
Iron Mountain, Inc.144A	4.50	2-15-2031	1,775,000	1,688,620
Iron Mountain, Inc.144A	5.25	7-15-2030	360,000	356,235
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	925,000	969,797
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	620,000	640,200
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	665,000	686,857
Service Properties Trust	8.38	6-15-2029	455,000	469,516
Service Properties Trust144A	8.63	11-15-2031	1,850,000	1,971,867
Starwood Property Trust, Inc.144A	6.50	7-1-2030	1,100,000	1,141,673
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	365,000	335,485
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	370,000	363,824
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	721,000	758,658
				12,297,125
Industrial: 7.13%
Aerospace/defense: 1.06%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,210,000	1,332,597
TransDigm, Inc.144A	6.63	3-1-2032	1,200,000	1,235,633
				2,568,230
Building materials: 2.21%
Builders FirstSource, Inc.144A	6.38	3-1-2034	965,000	993,884
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	900,000	866,000
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	575,000	593,285
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,275,000	1,309,458
Quikrete Holdings, Inc.144A	6.38	3-1-2032	325,000	335,189
Quikrete Holdings, Inc.144A	6.75	3-1-2033	700,000	725,573
Standard Building Solutions, Inc.144A	6.25	8-1-2033	500,000	510,305
				5,333,694
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 7

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Electrical components & equipment: 1.03%
Energizer Holdings, Inc.144A	4.38%	3-31-2029	$1,520,000	$1,455,168
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,000,000	1,036,876
				2,492,044
Electronics: 0.14%
Sensata Technologies, Inc.144A	6.63	7-15-2032	320,000	330,509
Environmental control: 0.25%
Clean Harbors, Inc.144A	6.38	2-1-2031	600,000	614,851
Packaging & containers: 1.52%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,275,000	1,274,998
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	385,000	395,818
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	765,000	788,351
Graham Packaging Co., Inc.144A	7.13	8-15-2028	575,000	575,179
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	600,000	631,682
				3,666,028
Transportation: 0.38%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	900,000	915,121
Trucking & leasing: 0.54%
FTAI Aviation Investors LLC144A	7.00	5-1-2031	1,100,000	1,150,448
FTAI Aviation Investors LLC144A	7.00	6-15-2032	150,000	156,548
				1,306,996
Technology: 4.45%
Computers: 0.72%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	1,005,000	1,063,273
Insight Enterprises, Inc.144A	6.63	5-15-2032	650,000	669,217
				1,732,490
Office/business equipment: 0.45%
Zebra Technologies Corp.144A	6.50	6-1-2032	1,060,000	1,088,495
Semiconductors: 0.29%
Entegris, Inc.144A	5.95	6-15-2030	690,000	698,868
Software: 2.99%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	650,000	637,609
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,350,000	1,443,323
Cloud Software Group, Inc.144A	9.00	9-30-2029	2,230,000	2,324,619
Ellucian Holdings, Inc.144A	6.50	12-1-2029	1,015,000	1,032,546
Rocket Software, Inc.144A	6.50	2-15-2029	245,000	235,628
Rocket Software, Inc.144A	9.00	11-28-2028	1,100,000	1,132,511
SS&C Technologies, Inc.144A	6.50	6-1-2032	400,000	415,078
				7,221,314
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Utilities: 4.79%
Electric: 4.24%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95%	7-15-2055	$855,000	$827,199
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	1,160,000	1,191,930
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	795,000	795,283
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	1,295,000	1,353,015
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	750,000	730,926
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	1,315,000	1,304,986
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	680,000	688,189
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	800,000	870,230
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,067,793
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	1,380,000	1,409,442
				10,238,993
Gas: 0.55%
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	1,220,000	1,338,185
Total corporate bonds and notes (Cost $178,840,289)				183,274,953
Loans: 5.29%
Communications: 2.44%
Media: 0.95%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.86	1-18-2028	669,117	666,501
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.82	8-2-2029	960,055	952,259
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	10.23	6-30-2028	419,988	421,303
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.82	9-30-2027	467,230	253,472
				2,293,535
Telecommunications: 1.49%
CommScope, Inc. (U.S. SOFR 1 Month+4.75%)±	9.07	12-17-2029	2,205,000	2,241,515
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.82	9-27-2029	480,000	473,103
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.78	4-15-2030	882,750	876,500
				3,591,118
Consumer, cyclical: 0.63%
Airlines: 0.35%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.08	10-20-2027	504,614	505,795
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.04	4-1-2031	345,000	346,618
				852,413
Housewares: 0.28%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.07	10-30-2029	667,965	668,386
Consumer, non-cyclical: 0.93%
Commercial services: 0.27%
Hertz Corp. (U.S. SOFR 3 Month+3.50%)±	8.07	6-30-2028	771,641	657,824
Healthcare-products: 0.19%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.57	1-15-2031	460,000	460,083
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 9

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 0.47%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05%	7-1-2031	$1,701,405	$744,365
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)‡±	11.78	1-12-2026	296,508	131,946
Modivcare, Inc. (U.S. SOFR 3 Month+6.00%)‡±	13.50	2-22-2026	147,572	144,620
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	8.06	12-31-2030	108,998	108,698
				1,129,629
Energy: 0.18%
Pipelines: 0.18%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	8.07	8-1-2029	444,392	446,836
Financial: 0.62%
Insurance: 0.62%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.68	7-31-2027	426,658	426,479
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.68	1-31-2028	1,099,173	1,067,912
				1,494,391
Industrial: 0.10%
Aerospace/defense: 0.10%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.81	1-15-2027	234,398	235,204
Technology: 0.39%
Computers: 0.27%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.35	3-1-2029	676,600	643,616
Software: 0.12%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	8.07	11-28-2028	301,191	301,793
Total loans (Cost $14,059,682)				12,774,828
Yankee corporate bonds and notes: 15.13%
Basic materials: 0.11%
Chemicals: 0.11%
Braskem Netherlands Finance BV144A	8.50	1-12-2031	350,000	269,256
Communications: 4.52%
Internet: 0.92%
Rakuten Group, Inc.144A	9.75	4-15-2029	1,545,000	1,716,407
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	500,000	513,887
				2,230,294
Media: 1.34%
Virgin Media Finance PLC144A	5.00	7-15-2030	550,000	503,053
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,610,000	1,511,457
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	280,000	274,115
VZ Secured Financing BV144A	5.00	1-15-2032	1,050,000	932,398
				3,221,023
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Telecommunications: 2.26%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$2,050,000	$2,128,057
Telecom Italia Capital SA	7.20	7-18-2036	930,000	984,408
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	1,085,000	1,103,809
Zegona Finance PLC144A	8.63	7-15-2029	1,169,000	1,243,384
				5,459,658
Consumer, cyclical: 2.72%
Airlines: 0.86%
Latam Airlines Group SA144A	7.63	1-7-2031	605,000	621,763
Latam Airlines Group SA144A	7.88	4-15-2030	835,000	862,973
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	580,000	603,185
				2,087,921
Auto manufacturers: 0.35%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	795,000	842,307
Auto parts & equipment: 0.08%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	190,000	200,079
Entertainment: 0.52%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,200,000	1,248,361
Leisure time: 0.91%
Carnival Corp.144A	5.75	8-1-2032	350,000	355,775
Carnival Corp.144A	6.00	5-1-2029	635,000	643,234
Carnival Corp.144A	6.13	2-15-2033	1,175,000	1,206,612
				2,205,621
Consumer, non-cyclical: 2.58%
Cosmetics/Personal Care: 0.86%
Opal Bidco SAS144A	6.50	3-31-2032	925,000	941,246
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,135,000	1,142,079
				2,083,325
Food: 0.24%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	590,000	593,222
Healthcare-products: 0.46%
Bausch & Lomb Corp.144A	8.38	10-1-2028	1,060,000	1,104,149
Pharmaceuticals: 1.02%
1261229 BC Ltd.144A	10.00	4-15-2032	1,985,000	2,061,127
Bausch Health Cos., Inc.144A	11.00	9-30-2028	375,000	393,281
				2,454,408
Energy: 1.00%
Oil & gas: 0.73%
Baytex Energy Corp.144A	8.50	4-30-2030	490,000	500,150
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 11

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$827,927	$840,420
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	399,000	407,347
				1,747,917
Pipelines: 0.27%
Northriver Midstream Finance LP144A	6.75	7-15-2032	640,000	657,260
Financial: 2.39%
Banks: 1.00%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	735,000	784,622
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	525,000	557,410
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	670,000	659,106
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	427,096
				2,428,234
Diversified financial services: 1.39%
GGAM Finance Ltd.144A	5.88	3-15-2030	1,440,000	1,454,346
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	1,270,000	1,306,737
goeasy Ltd.144A	7.63	7-1-2029	575,000	595,453
				3,356,536
Industrial: 1.53%
Aerospace/defense: 0.26%
Bombardier, Inc.144A	8.75	11-15-2030	575,000	619,670
Electronics: 0.49%
Sensata Technologies BV144A	5.88	9-1-2030	1,175,000	1,185,200
Packaging & containers: 0.78%
Trivium Packaging Finance BV144A	8.25	7-15-2030	890,000	945,314
Trivium Packaging Finance BV144A	12.25	1-15-2031	875,000	938,277
				1,883,591
Utilities: 0.28%
Electric: 0.28%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	700,000	680,710
Total yankee corporate bonds and notes (Cost $35,585,157)				36,558,742
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2025

		Yield	Shares	Value
Short-term investments: 0.39%
Investment companies: 0.39%
Allspring Government Money Market Fund Select Class♠∞		4.23%	952,419	$952,419
Total short-term investments (Cost $952,419)				952,419
Total investments in securities (Cost $231,600,319)	98.27%			237,394,389
Other assets and liabilities, net	1.73			4,173,930
Total net assets	100.00%			$241,568,319

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,058,539	$102,955,562	$(107,061,682)	$0	$0	$952,419	952,419	$278,676
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 13

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $230,647,900)	$236,441,970
Investments in affiliated securities, at value (cost $952,419)	952,419
Cash	449
Receivable for interest	4,397,405
Receivable for investments sold	845,304
Receivable for Fund shares sold	6,474
Prepaid expenses and other assets	65,833
Total assets	242,709,854
Liabilities
Payable for Fund shares redeemed	408,556
Payable for investments purchased	381,620
Dividends payable	117,373
Management fee payable	81,651
Shareholder servicing fees payable	38,662
Administration fees payable	27,192
Trustees’ fees and expenses payable	1,383
Distribution fee payable	1,250
Accrued expenses and other liabilities	83,848
Total liabilities	1,141,535
Total net assets	$241,568,319
Net assets consist of
Paid-in capital	$319,001,742
Total distributable loss	(77,433,423)
Total net assets	$241,568,319
Computation of net asset value and offering price per share
Net assets–Class A	$162,734,967
Shares outstanding–Class A1	53,253,184
Net asset value per share–Class A	$3.06
Maximum offering price per share – Class A2	$3.20
Net assets–Class C	$1,932,254
Shares outstanding–Class C1	630,107
Net asset value per share–Class C	$3.07
Net assets–Administrator Class	$12,304,463
Shares outstanding–Administrator Class[1]	4,021,394
Net asset value per share–Administrator Class	$3.06
Net assets–Institutional Class	$64,596,635
Shares outstanding–Institutional Class[1]	21,113,191
Net asset value per share–Institutional Class	$3.06
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Bond Fund

Statement of operations—year ended August 31, 2025
Statement of operations
Investment income
Interest	$19,945,997
Income from affiliated securities	278,676
Total investment income	20,224,673
Expenses
Management fee	1,466,237
Administration fees
Class A	247,080
Class C	2,709
Administrator Class	12,381
Institutional Class	70,145
Shareholder servicing fees
Class A	411,429
Class C	4,452
Administrator Class	30,918
Distribution fee
Class C	13,355
Custody and accounting fees	13,046
Professional fees	59,659
Registration fees	110,935
Shareholder report expenses	42,134
Trustees’ fees and expenses	10,148
Other fees and expenses	38,530
Total expenses	2,533,158
Less: Fee waivers and/or expense reimbursements
Fund-level	(344,446)
Class A	(47,713)
Administrator Class	(11,167)
Institutional Class	(59,306)
Net expenses	2,070,526
Net investment income	18,154,147
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,748,931)
Net change in unrealized gains (losses) on
Unaffiliated securities	2,869,709
Unfunded loan commitments	(6,277)
Net change in unrealized gains (losses) on investments	2,863,432
Net realized and unrealized gains (losses) on investments	1,114,501
Net increase in net assets resulting from operations	$19,268,648
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2025		Year ended August 31, 2024
Operations
Net investment income		$18,154,147		$19,387,468
Net realized losses on investments		(1,748,931)		(9,430,821)
Net change in unrealized gains (losses) on investments		2,863,432		19,450,421
Net increase in net assets resulting from operations		19,268,648		29,407,068
Distributions to shareholders from
Net investment income and net realized gains
Class A		(11,135,759)		(11,650,305)
Class C		(107,905)		(105,269)
Administrator Class		(850,817)		(886,859)
Institutional Class		(6,262,361)		(7,140,679)
Total distributions to shareholders		(18,356,842)		(19,783,112)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,661,423	11,061,218	3,173,483	9,454,603
Class C	270,122	822,127	391,809	1,160,720
Administrator Class	120,880	367,357	225,053	675,104
Institutional Class	3,166,584	9,582,564	5,979,369	17,748,849
		21,833,266		29,039,276
Reinvestment of distributions
Class A	3,365,340	10,198,651	3,601,280	10,674,335
Class C	35,368	107,502	35,446	105,269
Administrator Class	259,408	786,981	278,419	826,033
Institutional Class	2,047,055	6,208,716	2,380,329	7,065,493
		17,301,850		18,671,130
Payment for shares redeemed
Class A	(10,208,451)	(30,885,255)	(10,138,918)	(30,032,426)
Class C	(162,288)	(492,273)	(531,921)	(1,585,257)
Administrator Class	(546,750)	(1,652,503)	(1,131,140)	(3,346,930)
Institutional Class	(16,477,716)	(49,849,600)	(10,071,411)	(29,832,243)
		(82,879,631)		(64,796,856)
Net decrease in net assets resulting from capital share transactions		(43,744,515)		(17,086,450)
Total decrease in net assets		(42,832,709)		(7,462,494)
Net assets
Beginning of period		284,401,028		291,863,522
End of period		$241,568,319		$284,401,028
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.04	$2.94	$2.92	$3.45	$3.33
Net investment income	0.20 [1]	0.20 [1]	0.18 [1]	0.13	0.11
Net realized and unrealized gains (losses) on investments	0.02	0.10	0.02	(0.53)	0.12
Total from investment operations	0.22	0.30	0.20	(0.40)	0.23
Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.18)	(0.13)	(0.11)
Net asset value, end of period	$3.06	$3.04	$2.94	$2.92	$3.45
Total return[2]	7.63%	10.66%	7.17%	(11.76)%	7.07%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.02%	1.03%	1.01%	1.01%
Net expenses	0.89%	0.92%	0.93%	0.92%	0.92%
Net investment income	6.68%	6.67%	6.13%	4.08%	3.29%
Supplemental data
Portfolio turnover rate	62%	65%	53%	138%	49%
Net assets, end of period (000s omitted)	$162,735	$171,590	$175,674	$186,532	$238,817

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.05	$2.95	$2.93	$3.46	$3.34
Net investment income	0.18 [1]	0.18 [1]	0.16 [1]	0.11 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	0.02	0.10	0.02	(0.53)	0.12
Total from investment operations	0.20	0.28	0.18	(0.42)	0.21
Distributions to shareholders from
Net investment income	(0.18)	(0.18)	(0.16)	(0.11)	(0.09)
Net asset value, end of period	$3.07	$3.05	$2.95	$2.93	$3.46
Total return[2]	6.80%	9.83%	6.37%	(12.39)%	6.25%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.77%	1.78%	1.76%	1.76%
Net expenses	1.67%	1.67%	1.68%	1.68%	1.68%
Net investment income	5.90%	5.92%	5.35%	3.26%	2.57%
Supplemental data
Portfolio turnover rate	62%	65%	53%	138%	49%
Net assets, end of period (000s omitted)	$1,932	$1,485	$1,743	$2,384	$4,123

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.04	$2.94	$2.92	$3.46	$3.34
Net investment income	0.21 [1]	0.20 [1]	0.18 [1]	0.14	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.02	0.11	0.03	(0.54)	0.12
Total from investment operations	0.23	0.31	0.21	(0.40)	0.24
Distributions to shareholders from
Net investment income	(0.21)	(0.21)	(0.19)	(0.14)	(0.12)
Net asset value, end of period	$3.06	$3.04	$2.94	$2.92	$3.46
Total return[2]	7.75%	10.79%	7.30%	(11.91)%	7.20%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.97%	0.97%	0.95%	0.95%
Net expenses	0.78%	0.80%	0.80%	0.80%	0.79%
Net investment income	6.80%	6.79%	6.26%	4.20%	3.42%
Supplemental data
Portfolio turnover rate	62%	65%	53%	138%	49%
Net assets, end of period (000s omitted)	$12,304	$12,749	$14,165	$14,045	$18,317

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.04	$2.94	$2.92	$3.46	$3.34
Net investment income	0.21 [1]	0.21 [1]	0.19 [1]	0.14	0.12
Net realized and unrealized gains (losses) on investments	0.02	0.10	0.02	(0.54)	0.13
Total from investment operations	0.23	0.31	0.21	(0.40)	0.25
Distributions to shareholders from
Net investment income	(0.21)	(0.21)	(0.19)	(0.14)	(0.13)
Net asset value, end of period	$3.06	$3.04	$2.94	$2.92	$3.46
Total return[2]	8.02%	11.09%	7.59%	(11.68)%	7.48%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.70%	0.70%	0.68%	0.69%
Net expenses	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	7.07%	7.06%	6.53%	4.50%	3.66%
Supplemental data
Portfolio turnover rate	62%	65%	53%	138%	49%
Net assets, end of period (000s omitted)	$64,597	$98,576	$100,281	$98,975	$120,658

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
20 | Allspring High Yield Bond Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Allspring High Yield Bond Fund | 21

Notes to financial statements
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $231,831,516 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,718,861
Gross unrealized losses	(3,155,988)
Net unrealized gains	$5,562,873
As of August 31, 2025, the Fund had capital loss carryforwards which consist of $36,013,690 in short-term capital losses and $46,945,257 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring High Yield Bond Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,059,473	$0	$1,059,473
Common stocks
Energy	0	2,722,830	0	2,722,830
Investment Companies	0	0	51,144	51,144
Corporate bonds and notes	0	183,274,953	0	183,274,953
Loans	0	12,244,790	530,038	12,774,828
Yankee corporate bonds and notes	0	36,558,742	0	36,558,742
Short-term investments
Investment companies	952,419	0	0	952,419
Total assets	$952,419	$235,860,788	$581,182	$237,394,389
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended August 31, 2025, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Allspring High Yield Bond Fund | 23

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.92%
Class C	1.67
Administrator Class	0.80
Institutional Class	0.53
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2025, Allspring Funds Distributor received $602 from the sale of Class A shares and $375 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended August 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2025 were $161,338,646 and $198,429,633, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2025	2024
Ordinary income	$18,356,842	$19,783,112
24 | Allspring High Yield Bond Fund

Notes to financial statements
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$97,569	$5,562,874	$(82,958,947)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.
CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
11.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring High Yield Bond Fund | 25

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring High Yield Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
26 | Allspring High Yield Bond Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $14,549,529 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring High Yield Bond Fund | 27

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

28 | Allspring High Yield Bond Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring High Yield Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring High Yield Bond Fund | 29

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-year period under review, in range of the average investment performance of the Universe for the three- and ten-year periods under review, and lower than the average investment performance of the Universe for the five-year period under review. The Board also noted that the investment performance of the Fund was in rage of the investment performance of its benchmark index, the ICE BofA U.S. High Yield Constrained Index, for the one-year period under review and lower than the investment performance of its benchmark index for all other periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to or in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.

30 | Allspring High Yield Bond Fund

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring High Yield Bond Fund | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4323 08-25

Allspring Short Duration Government Bond Fund
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 83.18%
FHLMC	2.50%	7-1-2033	$4,731,161	$4,649,267
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.26	6-1-2052	3,022,644	2,979,784
FHLMC (30 Day Average U.S. SOFR+2.15%)±	4.83	1-1-2055	2,888,047	2,913,658
FHLMC (30 Day Average U.S. SOFR+2.19%)±	5.11	8-1-2055	3,894,103	3,940,330
FHLMC (RFUCCT1Y+1.62%)±	3.11	2-1-2050	4,432,218	4,453,685
FHLMC (RFUCCT1Y+1.63%)±	3.01	11-1-2048	9,549,222	9,382,250
FHLMC (RFUCCT1Y+1.63%)±	3.15	7-1-2050	6,088,175	5,914,505
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.81	3-15-2043	1,690,671	1,664,256
FHLMC Series 4272 Class FD (30 Day Average U.S. SOFR+0.46%)±	4.81	11-15-2043	3,961,731	3,930,552
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	4.86	11-15-2043	1,475,594	1,462,715
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.86	12-15-2043	1,514,158	1,500,245
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.81	2-15-2044	2,392,183	2,357,598
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	5.16	10-15-2039	2,306,018	2,312,655
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	5.25	4-25-2054	4,889,733	4,879,701
FNMA	2.50	3-1-2035	10,349,114	9,809,856
FNMA	3.50	7-1-2043	2,424,813	2,311,965
FNMA	4.00	3-1-2031	446,652	444,821
FNMA (1 Year Treasury Constant Maturity+2.06%)±	4.30	3-1-2049	1,792,475	1,837,661
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.36	1-1-2055	4,644,339	4,653,211
FNMA (30 Day Average U.S. SOFR+2.28%)±	4.87	7-1-2054	4,818,062	4,862,633
FNMA (30 Day Average U.S. SOFR+2.33%)±	5.40	8-1-2054	5,022,982	5,118,187
FNMA (RFUCCT1Y+1.61%)±	3.43	7-1-2049	14,781,106	14,487,279
FNMA Series 2008-7 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.91	2-25-2038	282,115	281,091
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	4.86	10-25-2040	3,104,472	3,087,985
FNMA Series 2011-47 Class GF (30 Day Average U.S. SOFR+0.68%)±	5.03	6-25-2041	5,314,083	5,303,132
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.90	6-25-2041	1,740,692	1,728,455
FNMA Series 2011-58 Class F (30 Day Average U.S. SOFR+0.58%)±	4.93	7-25-2041	4,067,081	4,043,978
FNMA Series 2012-9 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.91	2-25-2042	5,785,538	5,745,764
FNMA Series 2012-98 Class BA	1.50	1-25-2042	1,526,161	1,471,060
FNMA Series 2016-10 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.81	3-25-2046	1,032,475	1,022,182
FNMA Series 2016-61 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.86	9-25-2046	1,511,288	1,501,324
FNMA Series 2016-64 Class BC	1.75	9-25-2046	5,376,696	5,033,808
FNMA Series 2016-69 Class DF (30 Day Average U.S. SOFR+0.51%)±	4.86	10-25-2046	808,968	803,045
FNMA Series 2016-81 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.81	11-25-2046	1,143,954	1,133,917
FNMA Series 2016-90 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.86	12-25-2046	2,658,439	2,637,642
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.86	3-25-2047	1,654,424	1,640,945
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.71	1-25-2048	1,543,575	1,522,790
FNMA Series 2017-35 Class MC	2.63	12-25-2044	4,154,164	4,031,479
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.71	10-25-2047	4,968,466	4,926,638
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.86	3-25-2047	1,837,919	1,822,760
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.71	2-25-2048	1,888,575	1,865,235
FNMA Series 2018-1 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.71	2-25-2048	5,837,094	5,767,178
FNMA Series 2018-38 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.76	6-25-2048	1,384,040	1,334,991
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.01	6-25-2040	1,634,862	1,629,826
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	5.21	10-25-2039	3,219,689	3,201,221
GNMA Series 2014-100 Class LP	2.50	10-16-2043	1,801,448	1,735,330
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2014-76 Class BP	2.25%	1-20-2040	$3,353,309	$3,191,921
GNMA Series 2016-167 Class AC	2.25	3-20-2039	1,677,108	1,560,321
GNMA Series 2022-189 Class DC	2.50	10-20-2051	8,433,753	8,204,552
Total agency securities (Cost $172,381,813)				172,095,384
Asset-backed securities: 5.51%
American Express Credit Account Master Trust Series 2025-4 Class A	4.30	7-15-2030	1,000,000	1,012,127
CarMax Auto Owner Trust Series 2025-2 Class A3	4.48	3-15-2030	1,000,000	1,009,923
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30	9-15-2029	1,328,000	1,333,763
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1144A	4.73	11-15-2029	1,006,000	1,019,766
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	652,311	611,727
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.76	1-25-2037	479,087	477,780
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	1,000,000	1,006,617
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	739,869	742,814
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	1,055,000	1,072,284
T-Mobile U.S. Trust Series 2025-1A Class A144A	4.74	11-20-2029	1,036,000	1,048,633
USB Auto Owner Trust Series 2025-1A Class A4144A	4.62	12-16-2030	1,000,000	1,018,962
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,026,000	1,048,195
Total asset-backed securities (Cost $11,320,906)				11,402,591
Non-agency mortgage-backed securities: 1.23%
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	268,835	257,521
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	194,875	190,648
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.18	9-15-2036	1,442,585	1,440,410
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	740,997	654,057
Total non-agency mortgage-backed securities (Cost $2,647,294)				2,542,636
U.S. Treasury securities: 8.10%
U.S. Treasury Notes	3.63	8-15-2028	13,649,000	13,667,127
U.S. Treasury Notes	3.88	7-31-2027	3,076,000	3,088,737
Total U.S. Treasury securities (Cost $16,729,512)				16,755,864
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 3

Portfolio of investments—August 31, 2025

		Yield	Shares	Value
Short-term investments: 2.82%
Investment companies: 2.82%
Allspring Government Money Market Fund Select Class♠∞		4.23%	5,841,843	$5,841,843
Total short-term investments (Cost $5,841,843)				5,841,843
Total investments in securities (Cost $208,921,368)	100.84%			208,638,318
Other assets and liabilities, net	(0.84)			(1,737,462)
Total net assets	100.00%			$206,900,856

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,081,778	$178,408,688	$(180,648,623)	$0	$0	$5,841,843	5,841,843	$239,906
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	389	12-31-2025	$81,097,872	$81,121,695	$23,823	$0
Short
Ultra 10-Year U.S. Treasury Notes	(45)	12-19-2025	(5,148,626)	(5,148,281)	345	0
5-Year U.S. Treasury Notes	(102)	12-31-2025	(11,163,143)	(11,165,813)	0	(2,670)
					$24,168	$(2,670)
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short Duration Government Bond Fund

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $203,079,525)	$202,796,475
Investments in affiliated securities, at value (cost $5,841,843)	5,841,843
Cash	3
Cash at broker segregated for futures contracts	1,174,000
Receivable for interest	551,895
Principal paydown receivable	548,277
Receivable for Fund shares sold	129,208
Receivable for daily variation margin on open futures contracts	20,688
Prepaid expenses and other assets	71,767
Total assets	211,134,156
Liabilities
Payable for investments purchased	3,711,186
Payable for Fund shares redeemed	332,196
Dividends payable	94,013
Management fee payable	40,932
Administration fees payable	14,237
Shareholder servicing fees payable	8,539
Trustees’ fees and expenses payable	2,919
Distribution fee payable	688
Accrued expenses and other liabilities	28,590
Total liabilities	4,233,300
Total net assets	$206,900,856
Net assets consist of
Paid-in capital	$335,887,860
Total distributable loss	(128,987,004)
Total net assets	$206,900,856
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 5

Statement of assets and liabilities—August 31, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$20,504,459
Shares outstanding–Class A1	2,285,018
Net asset value per share–Class A	$8.97
Maximum offering price per share – Class A2	$9.15
Net assets–Class C	$1,048,978
Shares outstanding–Class C1	116,730
Net asset value per share–Class C	$8.99
Net assets–Class R6	$42,357,007
Shares outstanding–Class R6[1]	4,704,240
Net asset value per share–Class R6	$9.00
Net assets–Administrator Class	$17,470,591
Shares outstanding–Administrator Class[1]	1,943,180
Net asset value per share–Administrator Class	$8.99
Net assets–Institutional Class	$125,519,821
Shares outstanding–Institutional Class[1]	13,970,698
Net asset value per share–Institutional Class	$8.98
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short Duration Government Bond Fund

Statement of operations—year ended August 31, 2025
Statement of operations
Investment income
Interest	$9,306,734
Income from affiliated securities	239,906
Total investment income	9,546,640
Expenses
Management fee	677,959
Administration fees
Class A	31,256
Class C	1,518
Class R6	11,494
Administrator Class	17,510
Institutional Class	92,824
Shareholder servicing fees
Class A	52,094
Class C	2,528
Administrator Class	43,491
Distribution fee
Class C	7,583
Custody and accounting fees	8,747
Professional fees	50,605
Registration fees	116,321
Shareholder report expenses	34,640
Trustees’ fees and expenses	8,343
Other fees and expenses	20,462
Total expenses	1,177,375
Less: Fee waivers and/or expense reimbursements
Fund-level	(194,402)
Class A	(1,515)
Class R6	(11,494)
Administrator Class	(22,905)
Institutional Class	(36,030)
Net expenses	911,029
Net investment income	8,635,611
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(108,495)
Futures contracts	(265,308)
Net realized losses on investments	(373,803)
Net change in unrealized gains (losses) on
Unaffiliated securities	1,017,695
Futures contracts	21,021
Net change in unrealized gains (losses) on investments	1,038,716
Net realized and unrealized gains (losses) on investments	664,913
Net increase in net assets resulting from operations	$9,300,524
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2025		Year ended August 31, 2024
Operations
Net investment income		$8,635,611		$9,000,404
Net realized losses on investments		(373,803)		(503,208)
Net change in unrealized gains (losses) on investments		1,038,716		4,854,613
Net increase in net assets resulting from operations		9,300,524		13,351,809
Distributions to shareholders from
Net investment income and net realized gains
Class A		(875,452)		(1,020,743)
Class C		(34,841)		(44,738)
Class R6		(1,756,578)		(1,608,568)
Administrator Class		(766,004)		(829,934)
Institutional Class		(5,266,243)		(6,084,825)
Total distributions to shareholders		(8,699,118)		(9,588,808)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	198,522	1,771,565	261,142	2,303,848
Class C	28,238	252,849	5,147	45,487
Class R6	1,659,450	14,888,706	337,857	3,008,147
Administrator Class	8,655	77,492	19,931	176,330
Institutional Class	6,490,932	57,953,270	3,383,619	30,011,790
		74,943,882		35,545,602
Reinvestment of distributions
Class A	92,944	830,985	110,384	975,888
Class C	3,874	34,572	5,062	44,738
Class R6	189,518	1,700,188	158,965	1,410,127
Administrator Class	84,835	760,035	93,268	826,113
Institutional Class	489,365	4,380,168	538,647	4,768,526
		7,705,948		8,025,392
Payment for shares redeemed
Class A	(425,917)	(3,803,167)	(601,660)	(5,332,995)
Class C	(30,467)	(272,162)	(61,491)	(543,013)
Class R6	(831,218)	(7,449,041)	(914,635)	(8,103,128)
Administrator Class	(127,768)	(1,144,384)	(253,920)	(2,243,776)
Institutional Class	(4,958,542)	(44,377,024)	(7,604,549)	(67,339,672)
		(57,045,778)		(83,562,584)
Net increase (decrease) in net assets resulting from capital share transactions		25,604,052		(39,991,590)
Total increase (decrease) in net assets		26,205,458		(36,228,589)
Net assets
Beginning of period		180,695,398		216,923,987
End of period		$206,900,856		$180,695,398
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short Duration Government Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.95	$8.78	$9.04	$9.71	$9.85
Net investment income	0.37 [1]	0.37 [1]	0.22 [1]	0.04 [1]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	0.02	0.20	(0.22)	(0.59)	(0.04)
Total from investment operations	0.39	0.57	0.00	(0.55)	(0.04)
Distributions to shareholders from
Net investment income	(0.37)	(0.40)	(0.26)	(0.12)	(0.10)
Net asset value, end of period	$8.97	$8.95	$8.78	$9.04	$9.71
Total return[3]	4.49%	6.57%	0.02%	(5.65)%	(0.45)%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.83%	0.79%	0.79%
Net expenses	0.76%	0.77%	0.78%	0.78%	0.78%
Net investment income	4.17%	4.17%	2.53%	0.38%	0.01%
Supplemental data
Portfolio turnover rate	187%	200%	350%	367%	294%
Net assets, end of period (000s omitted)	$20,504	$21,664	$23,260	$30,817	$67,959

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.97	$8.79	$9.06	$9.72	$9.87
Net investment income (loss)	0.30 [1]	0.30 [1]	0.16 [1]	(0.03)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	0.02	0.21	(0.24)	(0.58)	(0.06)
Total from investment operations	0.32	0.51	(0.08)	(0.61)	(0.13)
Distributions to shareholders from
Net investment income	(0.30)	(0.33)	(0.19)	(0.05)	(0.02)
Net asset value, end of period	$8.99	$8.97	$8.79	$9.06	$9.72
Total return[2]	3.70%	5.89%	(0.84)%	(6.26)%	(1.29)%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.61%	1.57%	1.53%	1.54%
Net expenses	1.52%	1.52%	1.53%	1.52%	1.53%
Net investment income (loss)	3.41%	3.39%	1.75%	(0.34)%	(0.69)%
Supplemental data
Portfolio turnover rate	187%	200%	350%	367%	294%
Net assets, end of period (000s omitted)	$1,049	$1,032	$1,463	$2,602	$4,963

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.98	$8.81	$9.07	$9.74	$9.89
Net investment income	0.41 [1]	0.40 [1]	0.26 [1]	0.09	0.04
Net realized and unrealized gains (losses) on investments	0.02	0.20	(0.22)	(0.60)	(0.05)
Total from investment operations	0.43	0.60	0.04	(0.51)	(0.01)
Distributions to shareholders from
Net investment income	(0.41)	(0.43)	(0.30)	(0.16)	(0.14)
Net asset value, end of period	$9.00	$8.98	$8.81	$9.07	$9.74
Total return[2]	4.89%	6.99%	0.43%	(5.24)%	(0.13)%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.49%	0.45%	0.42%	0.41%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.55%	4.56%	2.95%	0.93%	0.42%
Supplemental data
Portfolio turnover rate	187%	200%	350%	367%	294%
Net assets, end of period (000s omitted)	$42,357	$33,122	$36,155	$43,142	$47,471

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.97	$8.80	$9.06	$9.73	$9.87
Net investment income	0.39 [1]	0.38 [1]	0.24 [1]	0.06	0.02 [1]
Net realized and unrealized gains (losses) on investments	0.02	0.20	(0.22)	(0.59)	(0.05)
Total from investment operations	0.41	0.58	0.02	(0.53)	(0.03)
Distributions to shareholders from
Net investment income	(0.39)	(0.41)	(0.28)	(0.14)	(0.11)
Net asset value, end of period	$8.99	$8.97	$8.80	$9.06	$9.73
Total return[2]	4.67%	6.75%	0.20%	(5.47)%	(0.26)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.76%	0.73%	0.73%
Net expenses	0.59%	0.60%	0.60%	0.60%	0.60%
Net investment income	4.34%	4.33%	2.67%	0.68%	0.20%
Supplemental data
Portfolio turnover rate	187%	200%	350%	367%	294%
Net assets, end of period (000s omitted)	$17,471	$17,741	$18,632	$27,229	$32,375

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.97	$8.79	$9.06	$9.72	$9.87
Net investment income	0.40 [1]	0.40 [1]	0.25 [1]	0.07 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	0.01	0.21	(0.23)	(0.57)	(0.06)
Total from investment operations	0.41	0.61	0.02	(0.50)	(0.02)
Distributions to shareholders from
Net investment income	(0.40)	(0.43)	(0.29)	(0.16)	(0.13)
Net asset value, end of period	$8.98	$8.97	$8.79	$9.06	$9.72
Total return[2]	4.73%	7.06%	0.27%	(5.20)%	(0.19)%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.54%	0.49%	0.46%	0.46%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	4.51%	4.51%	2.81%	0.79%	0.37%
Supplemental data
Portfolio turnover rate	187%	200%	350%	367%	294%
Net assets, end of period (000s omitted)	$125,520	$107,137	$137,415	$334,060	$570,276

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are
14 | Allspring Short Duration Government Bond Fund

Notes to financial statements
repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $208,968,928 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$868,316
Gross unrealized losses	(1,177,428)
Net unrealized losses	$(309,112)
As of August 31, 2025, the Fund had capital loss carryforwards which consist of $59,364,990 in short-term capital losses and $69,332,685 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short Duration Government Bond Fund | 15

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$172,095,384	$0	$172,095,384
Asset-backed securities	0	11,402,591	0	11,402,591
Non-agency mortgage-backed securities	0	2,542,636	0	2,542,636
U.S. Treasury securities	16,755,864	0	0	16,755,864
Short-term investments
Investment companies	5,841,843	0	0	5,841,843
	22,597,707	186,040,611	0	208,638,318
Futures contracts	24,168	0	0	24,168
Total assets	$22,621,875	$186,040,611	$0	$208,662,486
Liabilities
Futures contracts	$2,670	$0	$0	$2,670
Total liabilities	$2,670	$0	$0	$2,670
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended August 31, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring Short Duration Government Bond Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.77%
Class C	1.52
Class R6	0.37
Administrator Class	0.60
Institutional Class	0.42
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2025, Allspring Funds Distributor received $124 from the sale of Class A shares and $400 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended August 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$394,546,687	$11,352,043	$345,558,874	$10,874,704
Allspring Short Duration Government Bond Fund | 17

Notes to financial statements
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $79,696,037 in long futures contracts and $18,178,128 in short futures contracts during the year ended August 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2025	2024
Ordinary income	$8,699,118	$9,588,808
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$113,790	$(309,112)	$(128,697,675)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.
CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
12.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance,
18 | Allspring Short Duration Government Bond Fund

Notes to financial statements
and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Short Duration Government Bond Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short Duration Government Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
20 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $7,917,649 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2025, 11% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 89% of ordinary income dividends qualify as interest dividends for the fiscal year ended August 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short Duration Government Bond Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short Duration Government Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Short Duration Government Bond Fund | 23

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one- and ten-year periods under review, and in range of the average investment performance of the Universe for the three- and five-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg U.S. 1-3 Year Government Bond Index, for the one-year period under review, and lower than the investment performance of its benchmark index for all other periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions that affected the Fund’s investment performance. It was noted that the Board had previously approved certain investment strategy changes for the Fund and that those changes had become effective on or about May 1, 2023.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class, except Administrator Class, which was in range of the sum of the average rates for the expense Groups.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

24 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Short Duration Government Bond Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0932 08-25

Allspring Short-Term Bond Plus Fund
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 13.20%
FHLMC	6.50%	7-1-2055	$5,607,939	$5,810,967
FHLMC	6.50	9-1-2055	1,890,000	1,958,981
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.89	5-25-2044	153,995	154,005
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	163,080	188,296
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.81	7-25-2043	38,581	37,418
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.21	10-25-2043	382,395	322,163
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2032	8,695	8,869
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.52	4-1-2038	50,707	52,184
FHLMC Series 2597 Class AE	5.50	4-15-2033	2,470	2,481
FHLMC Series 3735 Class KL	3.50	10-15-2025	1,123	1,121
FNMA	5.00	10-1-2039	5,048,494	5,100,928
FNMA	6.00	3-1-2033	22,246	22,730
FNMA	6.00	5-1-2055	15,354,311	15,688,941
FNMA	6.50	8-1-2031	63,829	66,130
FNMA	6.50	11-1-2054	6,543,544	6,780,434
FNMA	6.50	9-1-2055	1,890,000	1,958,427
FNMA (1 Year Treasury Constant Maturity+1.27%)±	5.52	8-1-2034	19,580	19,531
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	10,889	11,046
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.68	8-1-2036	222,809	230,370
FNMA (RFUCCT1Y+1.77%)±	6.79	7-1-2044	155,664	160,143
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	8,515	9,383
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	250,848	261,312
FNMA Series 2003-W11 Class A1±±	7.43	6-25-2033	3,083	3,124
FNMA Series 2003-W6 Class 6A±±	4.77	8-25-2042	146,579	144,199
FNMA Series 2003-W6 Class PT4±±	8.19	10-25-2042	23,104	24,896
FNMA Series 2005-84 Class MB	5.75	10-25-2035	38,526	39,605
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	4.65	2-25-2046	614,578	608,689
FNMA Series 2011-48 Class CN±±	4.00	6-25-2026	11,538	11,487
GNMA	5.00	11-20-2054	6,094,538	6,035,324
GNMA	5.50	6-20-2054	8,583,096	8,660,455
GNMA	5.50	8-20-2054	5,812,043	5,860,132
GNMA	6.00	8-20-2054	10,517,467	10,744,787
GNMA%%	6.00	9-15-2054	9,420,000	9,606,774
GNMA%%	6.50	9-15-2054	21,300,000	21,915,266
GNMA Series 2005-27 Class PA	4.50	4-20-2035	8,632	8,592
Total agency securities (Cost $102,019,452)				102,509,190
Asset-backed securities: 12.57%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	979,041	1,009,742
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	3,500,000	3,504,090
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	2,715,000	2,718,417
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Aqua Finance Trust Series 2021-A Class A144A	1.54%	7-17-2046	$730,169	$678,101
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	5.64	10-21-2042	3,370,000	3,374,207
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	315,797	311,466
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,303,453
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	2,862,691	2,873,740
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	2,200,000	2,257,583
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	962,500	946,328
Carvana Auto Receivables Trust Series 2023-P1 Class A3144A	5.98	12-10-2027	294,138	295,276
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	671,232	671,185
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	115,074	114,191
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	2,625,000	2,668,615
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	957,177
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	1,535,000	1,584,642
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	471,523	454,744
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	331,213	3,650
Credit Acceptance Auto Loan Trust Series 2023-2A Class A144A	5.92	5-16-2033	232,468	233,254
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,767,268
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.60	9-25-2033	62,276	61,823
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	993,298	1,015,629
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	1,677,809	1,701,254
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	2,189,287	2,179,384
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,780,718
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,161,989
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	610,388	632,088
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	1,069,248	1,090,229
Frontier Issuer LLC Series 2023-1 Class A2144A	6.60	8-20-2053	455,000	462,302
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.27	11-16-2036	2,000,000	1,987,304
FS Rialto Issuer LLC Series 2025-FL10 Class AS (U.S. SOFR 1 Month+1.59%)144A±	5.95	8-19-2042	3,000,000	2,992,525
Gracie Point International Funding LLC Series 2023-2A Class A (90 Day Average U.S. SOFR+2.25%)144A±	6.60	3-1-2027	146,294	146,475
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±%%	5.87	8-15-2028	1,545,000	1,545,000
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	946,391	954,154
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,454,000	2,567,996
HGI CRE CLO Ltd. Series 2021-FL2 Class C (U.S. SOFR 1 Month+1.91%)144A±	6.27	9-17-2036	1,000,000	995,649
Hyundai Auto Receivables Trust Series 2024-A Class B	5.14	1-15-2031	2,500,000	2,556,279
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	1,508,027	1,517,918
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97%	10-15-2029	$2,819,643	$2,825,785
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	3,000,000	3,000,814
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.55	10-16-2036	97,648	97,406
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.70	2-19-2037	2,731,457	2,731,392
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	3,720,000	3,755,904
MNR ABS Issuer I LLC‡	8.12	12-15-2038	642,799	654,883
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	1,454,443	1,310,617
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	2,169,100	2,218,816
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	67,089	67,206
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	645,000	649,709
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.84	9-15-2036	200,000	202,177
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	33,451	33,379
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	1,135,396	1,150,333
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,745,000	1,747,824
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	5.70	7-25-2051	563,789	563,263
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,169,422	1,187,824
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.82	7-15-2039	2,500,000	2,509,240
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D144A	9.97	5-15-2032	834,943	836,679
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	776,598	760,731
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,760,000	1,769,183
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.27	12-17-2068	1,263,481	1,265,502
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.01	5-26-2055	433,027	428,470
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,400,000	3,423,992
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.13	4-15-2030	1,628,654	1,628,852
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	409,822	387,755
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.80	4-15-2037	2,625,000	2,634,198
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	937,654	927,462
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	1,230,700	1,230,190
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	2,200,000	2,234,989
Venture XXIX CLO Ltd. Series 2017-29A Class AR (U.S. SOFR 3 Month+1.25%)144A±	5.46	9-7-2030	344,404	344,589
Total asset-backed securities (Cost $97,414,237)				97,655,009
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 30.04%
Basic materials: 0.74%
Chemicals: 0.56%
International Flavors & Fragrances, Inc.144A	1.23%	10-1-2025	$1,233,000	$1,229,347
Syensqo Finance America LLC144A	5.65	6-4-2029	3,000,000	3,116,654
				4,346,001
Forest products & paper: 0.18%
Georgia-Pacific LLC144A	4.40	6-30-2028	1,400,000	1,412,558
Communications: 1.49%
Media: 0.97%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	2,740,000	2,880,096
Discovery Communications LLC	3.63	5-15-2030	2,000,000	1,804,140
News Corp.144A	3.88	5-15-2029	3,000,000	2,896,944
				7,581,180
Telecommunications: 0.52%
Frontier California, Inc. Series F	6.75	5-15-2027	1,975,000	2,009,563
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	2,003,100	2,017,058
				4,026,621
Consumer, cyclical: 4.99%
Airlines: 1.29%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	1,808,974	1,818,553
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	2,824,786	2,771,558
American Airlines Series 2017-2 Class B	3.70	10-15-2025	876,770	874,387
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	204,583	204,339
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,740,000	1,749,834
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	227,408	227,319
United Airlines, Inc.144A	4.38	4-15-2026	2,381,000	2,373,200
				10,019,190
Auto manufacturers: 2.43%
American Honda Finance Corp.	4.55	7-9-2027	2,365,000	2,382,117
BMW U.S. Capital LLC144A	4.65	8-13-2026	3,495,000	3,509,667
Daimler Truck Finance North America LLC144A	4.30	8-12-2027	1,775,000	1,777,562
Ford Motor Credit Co. LLC	4.39	1-8-2026	1,500,000	1,497,507
Ford Motor Credit Co. LLC	5.13	11-5-2026	4,000,000	4,006,604
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	1,102,403
Hyundai Capital America144A	5.65	6-26-2026	1,080,000	1,090,786
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	3,495,000	3,513,594
				18,880,240
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Lodging: 0.49%
Las Vegas Sands Corp.	5.63%	6-15-2028	$1,500,000	$1,535,702
Las Vegas Sands Corp.	6.00	8-15-2029	2,200,000	2,284,907
				3,820,609
Retail: 0.33%
Advance Auto Parts, Inc.	5.95	3-9-2028	2,500,000	2,545,717
Toys/games/hobbies: 0.45%
Mattel, Inc.144A	3.38	4-1-2026	1,045,000	1,035,650
Mattel, Inc.144A	5.88	12-15-2027	2,485,000	2,491,620
				3,527,270
Consumer, non-cyclical: 2.46%
Agriculture: 0.26%
Bunge Ltd. Finance Corp.	4.90	4-21-2027	2,000,000	2,017,917
Commercial services: 1.11%
Ashtead Capital, Inc.144A	4.00	5-1-2028	1,600,000	1,582,714
Global Payments, Inc.	4.80	4-1-2026	3,695,000	3,695,755
Trustees of Princeton University	4.65	7-1-2030	1,970,000	2,015,076
UL Solutions, Inc.144A	6.50	10-20-2028	1,275,000	1,348,735
				8,642,280
Food: 0.45%
Mars, Inc.144A	4.60	3-1-2028	3,400,000	3,442,349
Healthcare-services: 0.39%
UnitedHealth Group, Inc.	4.65	1-15-2031	3,000,000	3,040,476
Pharmaceuticals: 0.25%
Cardinal Health, Inc.	4.50	9-15-2030	1,935,000	1,938,523
Energy: 0.43%
Oil & gas: 0.24%
Expand Energy Corp.	5.38	3-15-2030	1,855,000	1,873,711
Pipelines: 0.19%
Kinetik Holdings LP144A	6.63	12-15-2028	1,400,000	1,440,344
Financial: 14.80%
Banks: 6.22%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	3,000,000	3,053,398
Bank of America Corp. (U.S. SOFR+1.00%)±	5.16	1-24-2031	2,000,000	2,064,166
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,336,345
Bank of New York Mellon (U.S. SOFR+1.14%)±	4.73	4-20-2029	3,010,000	3,059,648
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,921,121
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	3,175,000	3,252,118
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,058,945
JPMorgan Chase & Co. (U.S. SOFR+1.44%)±	5.10	4-22-2031	2,000,000	2,063,383
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	835,000	823,269
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.11%)±	5.23%	1-15-2031	$1,795,000	$1,852,797
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	1,500,000	1,536,607
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	4,265,000	4,344,223
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,078,434
Santander Holdings USA, Inc. (U.S. SOFR+1.61%)±	5.47	3-20-2029	2,465,000	2,523,415
Santander Holdings USA, Inc. (U.S. SOFR+2.33%)±	5.81	9-9-2026	1,250,000	1,250,241
U.S. Bancorp (U.S. SOFR+1.06%)±	5.05	2-12-2031	1,705,000	1,749,189
U.S. Bancorp (U.S. SOFR+1.30%)±	5.08	5-15-2031	1,600,000	1,643,885
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	1,795,000	1,854,225
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	3,820,000	3,892,480
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,968,013
				48,325,902
Diversified financial services: 0.94%
Aircastle Ltd.144A	6.50	7-18-2028	2,650,000	2,786,477
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,145,000	1,082,315
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,218,499
Citadel Securities Global Holdings LLC144A	5.50	6-18-2030	1,200,000	1,227,956
				7,315,247
Insurance: 4.49%
American International Group, Inc.	4.85	5-7-2030	1,550,000	1,585,861
Athene Global Funding	0.37	9-10-2026	1,200,000	1,374,169
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,086,686
Brown & Brown, Inc.	4.90	6-23-2030	3,000,000	3,037,336
Corebridge Global Funding144A	4.25	8-21-2028	1,790,000	1,795,125
Equitable America Global Funding144A	4.95	6-9-2030	2,235,000	2,279,864
Equitable Financial Life Global Funding144A	5.50	12-2-2025	2,080,000	2,085,037
Equitable Holdings, Inc.144A	4.57	2-15-2029	860,000	861,248
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,900,863
Lincoln Financial Global Funding144A	4.63	8-18-2030	3,320,000	3,341,305
Minnesota Life Insurance Co.144A	8.25	9-15-2025	3,000,000	3,004,029
NMI Holdings, Inc.	6.00	8-15-2029	1,405,000	1,442,457
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	3,071,670
PartnerRe Finance B LLC	3.70	7-2-2029	1,616,000	1,581,360
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,330,148
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,112,609
				34,889,767
Investment Companies: 1.15%
Ares Capital Corp. BDC	5.88	3-1-2029	1,490,000	1,533,338
Ares Strategic Income Fund BDC	5.70	3-15-2028	985,000	998,552
Blackstone Secured Lending Fund BDC	5.35	4-13-2028	1,900,000	1,927,608
Blue Owl Capital Corp. BDC	5.95	3-15-2029	1,260,000	1,279,588
Golub Capital Private Credit Fund BDC	5.88	5-1-2030	1,180,000	1,196,966
MSD Investment Corp. BDC144A	6.25	5-31-2030	1,950,000	1,978,921
				8,914,973
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
REITs: 2.00%
American Tower Trust #1144A	5.49%	3-15-2028	$990,000	$1,008,012
Brandywine Operating Partnership LP	8.30	3-15-2028	1,140,000	1,212,284
Crown Castle, Inc.	4.90	9-1-2029	3,000,000	3,037,411
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,089,247
SBA Tower Trust144A	6.60	1-15-2028	2,525,000	2,595,240
Tanger Properties LP	3.13	9-1-2026	3,109,000	3,061,173
WEA Finance LLC144A	2.88	1-15-2027	1,612,000	1,576,335
Welltower OP LLC	4.50	7-1-2030	1,935,000	1,952,874
				15,532,576
Industrial: 1.61%
Aerospace/defense: 0.24%
General Electric Co.	4.30	7-29-2030	1,880,000	1,888,102
Electrical components & equipment: 0.47%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	3,630,000	3,668,440
Engineering & construction: 0.34%
MasTec, Inc.144A	4.50	8-15-2028	2,620,000	2,603,990
Machinery-diversified: 0.17%
Weir Group, Inc.144A	5.35	5-6-2030	1,300,000	1,327,436
Transportation: 0.39%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,035,249
Technology: 1.22%
Computers: 0.44%
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,465,000	3,371,992
Semiconductors: 0.78%
Entegris, Inc.144A	4.75	4-15-2029	3,000,000	2,956,881
Foundry JV Holdco LLC144A	5.50	1-25-2031	3,000,000	3,115,228
				6,072,109
Utilities: 2.30%
Electric: 2.30%
Alliant Energy Finance LLC144A	5.40	6-6-2027	2,665,000	2,697,132
Duke Energy Corp.	3.10	6-15-2028	1,640,000	1,934,625
Emera U.S. Finance LP	3.55	6-15-2026	1,485,000	1,472,568
National Rural Utilities Cooperative Finance Corp. Series D	4.15	8-25-2028	3,740,000	3,753,512
Niagara Mohawk Power Corp.144A	4.65	10-3-2030	1,875,000	1,883,147
Southern California Edison Co.	5.35	3-1-2026	2,000,000	2,003,866
Vistra Operations Co. LLC144A	3.70	1-30-2027	355,000	351,595
Vistra Operations Co. LLC144A	5.00	7-31-2027	2,840,000	2,832,332
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026	1,000,000	979,853
				17,908,630
Total corporate bonds and notes (Cost $229,641,456)				233,409,399
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 1.22%
Communications: 0.21%
Telecommunications: 0.21%
Eutelsat SA	1.50%	10-13-2028	EUR	500,000	$542,646
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	500,000	585,583
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	400,000	458,055
					1,586,284
Consumer, cyclical: 0.23%
Auto parts & equipment: 0.06%
Valeo SE	5.88	4-12-2029	EUR	400,000	500,873
Entertainment: 0.09%
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	553,500	672,318
Leisure time: 0.08%
TUI AG	5.88	3-15-2029	EUR	500,000	607,640
Consumer, non-cyclical: 0.35%
Commercial services: 0.26%
Amber Finco PLC	6.63	7-15-2029	EUR	400,000	492,330
Verisure Holding AB	5.50	5-15-2030	EUR	369,000	448,253
Verisure Holding AB144A	9.25	10-15-2027	EUR	240,000	289,564
Worldline SA	4.13	9-12-2028	EUR	800,000	826,959
					2,057,106
Food: 0.09%
Iceland Bondco PLC	10.88	12-15-2027	GBP	284,000	406,198
Market Bidco Finco PLC	5.50	11-4-2027	GBP	200,000	271,001
					677,199
Financial: 0.13%
Diversified financial services: 0.07%
Sherwood Financing PLC	4.50	11-15-2026	EUR	445,000	519,565
Real estate: 0.06%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	400,000	467,808
Industrial: 0.24%
Building materials: 0.24%
Heidelberg Materials Finance Luxembourg SA	3.00	7-10-2030	EUR	1,600,000	1,876,605
Utilities: 0.06%
Water: 0.06%
Holding d’Infrastructures des Metiers de l’Environnement	4.50	4-6-2027	EUR	400,000	478,139
Total foreign corporate bonds and notes (Cost $8,787,532)					9,443,537
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Foreign government bonds: 2.29%
Australia: 0.25%
New South Wales Treasury Corp.	3.00%	4-20-2029	AUD	1,520,000	$971,059
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	1,515,000	970,412
					1,941,471
Brazil: 0.37%
Brazil¤	0.00	10-1-2025	BRL	10,000,000	1,822,108
Brazil	10.00	1-1-2027	BRL	6,000,000	1,057,687
					2,879,795
Colombia: 0.25%
Colombia TES	5.75	11-3-2027	COP	8,300,000,000	1,927,745
France: 0.58%
French Republic144A	2.70	2-25-2031	EUR	3,850,000	4,476,387
Indonesia: 0.10%
Indonesia	6.88	4-15-2029	IDR	12,000,000,000	758,565
South Africa: 0.13%
Republic of South Africa	8.00	1-31-2030	ZAR	17,605,000	993,730
United Kingdom: 0.61%
U.K. Gilts	1.63	10-22-2028	GBP	2,100,000	2,656,356
U.K. Gilts	4.13	7-22-2029	GBP	1,560,000	2,115,879
					4,772,235
Total foreign government bonds (Cost $17,478,146)					17,749,928

	Shares
Investment companies: 0.42%
Exchange-traded funds: 0.42%
iShares 0-5 Year High Yield Corporate Bond ETF	76,022	3,284,150
Total investment companies (Cost $3,122,849)		3,284,150

			Principal
Municipal obligations: 0.06%
Indiana: 0.06%
Education revenue: 0.06%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	5.24	2-25-2044	$435,047	433,732
Total municipal obligations (Cost $431,494)				433,732
Non-agency mortgage-backed securities: 10.87%
A&D Mortgage Trust Series 2024-NQM3 Class A1144A±±	6.45	7-25-2069	2,478,554	2,506,557
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	2,322,515	2,338,421
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,981,679	2,995,740
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74%	12-25-2060	$2,427,342	$2,135,687
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	195,053	186,787
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	731,617	693,351
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	2,468,338	2,471,294
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	3,500,000	3,650,044
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.90	8-15-2042	675,000	677,109
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,471,682	1,421,719
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	78,718	77,966
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.37	10-15-2036	2,165,000	2,166,353
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.00	2-15-2041	3,010,000	3,001,534
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	6.26	3-15-2042	2,995,000	2,992,192
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.30	6-19-2031	38,893	38,567
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.79	2-10-2047	377,611	364,399
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	409,067	391,973
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	1,037,364	863,445
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	2,389,515	2,326,561
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	2,459,867	2,375,101
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	788,274	707,750
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.66	11-15-2032	2,770,000	2,762,712
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.36	11-15-2036	2,518,000	2,512,492
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.95	8-25-2054	2,048,148	2,054,895
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	82,344	80,348
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	2,212,299
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,034,522	1,784,703
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	4,005,000	3,559,676
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.62	6-15-2035	566,915	485,010
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	792,801	704,849
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,935,000	1,936,037
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.63	10-25-2032	637	645
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02%	2-25-2027	$34,322	$34,018
MFA Trust Series 2020-NQM1 Class A2144A±±	2.79	8-25-2049	249,311	240,073
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	450,482	424,362
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	2,530,000	2,296,504
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	1,054,209	1,038,551
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	731,701	694,516
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	1,735,281	1,635,998
OBX Trust Series 2019-EXP1 Class 1A3144A±±	4.00	1-25-2059	192,880	190,756
PKHL Commercial Mortgage Trust Series 2021-MF Class B (U.S. SOFR 1 Month+1.29%)144A±	5.66	7-15-2038	3,342,000	2,849,034
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	740,281	748,112
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	108,258	104,026
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	4,205,000	4,348,912
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	2,031,297	2,055,199
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	7.30	4-15-2042	3,100,000	3,117,721
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.31	10-15-2041	3,370,000	3,380,106
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	1,014,738	968,644
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.46	2-15-2042	2,100,000	2,092,125
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	165,376	161,591
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	664,591	638,393
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,362,277	3,003,755
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,497,151	1,343,693
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	45,675	44,000
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	544,477	517,993
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.67	8-25-2032	43,542	43,720
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.67	8-25-2032	17,877	17,726
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.40	12-28-2037	1,422	1,412
Total non-agency mortgage-backed securities (Cost $86,686,346)				84,467,156
U.S. Treasury securities: 14.44%
U.S. Treasury Notes	3.75	6-30-2027	11,500,000	11,519,766
U.S. Treasury Notes	3.75	8-15-2027	9,695,000	9,714,314
U.S. Treasury Notes	3.75	4-15-2028	1,630,000	1,636,240
U.S. Treasury Notes	3.88	3-31-2027	1,750,000	1,754,512
U.S. Treasury Notes##	3.88	7-31-2027	38,000,000	38,157,343
U.S. Treasury Notes	4.13	2-28-2027	23,000,000	23,131,172
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.25%	12-31-2026	$7,415,000	$7,459,316
U.S. Treasury Notes	4.38	7-31-2026	18,765,000	18,841,966
Total U.S. Treasury securities (Cost $111,822,476)				112,214,629
Yankee corporate bonds and notes: 11.89%
Basic materials: 0.37%
Chemicals: 0.37%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,125,000	875,171
Orbia Advance Corp. SAB de CV144A	6.80	5-13-2030	2,000,000	2,040,980
				2,916,151
Communications: 1.20%
Media: 0.44%
Videotron Ltd.144A	3.63	6-15-2029	3,515,000	3,393,137
Telecommunications: 0.76%
NTT Finance Corp.144A	4.57	7-16-2027	3,880,000	3,904,609
Softbank Corp.144A	4.70	7-9-2030	2,000,000	2,013,614
				5,918,223
Consumer, cyclical: 0.26%
Leisure time: 0.26%
Royal Caribbean Cruises Ltd.144A	4.25	7-1-2026	2,000,000	1,996,275
Consumer, non-cyclical: 0.69%
Household products/wares: 0.44%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	3,430,000	3,367,498
Pharmaceuticals: 0.25%
Teva Pharmaceutical Finance Netherlands III BV	3.15	10-1-2026	2,000,000	1,960,447
Energy: 0.64%
Oil & gas: 0.64%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38	9-1-2025	3,000,000	2,996,392
Var Energi ASA144A	5.88	5-22-2030	1,915,000	1,984,854
				4,981,246
Financial: 6.80%
Banks: 5.07%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	2,405,000	2,467,896
Banque Federative du Credit Mutuel SA144A	4.59	10-16-2028	1,500,000	1,513,606
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	3,745,000	3,805,864
BNP Paribas SA (U.S. SOFR+1.00%)144A±	1.32	1-13-2027	1,545,000	1,526,957
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	3,000,000	3,068,630
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	3,000,000	3,063,168
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	2,000,000	2,069,120
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.70%)±	5.87	3-6-2029	3,650,000	3,790,042
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Macquarie Group Ltd. (U.S. SOFR+1.07%)144A±	1.34%	1-12-2027	$1,885,000	$1,864,131
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.17%)±	5.16	4-24-2031	1,500,000	1,546,959
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	2,660,000	2,724,838
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,259,483
Sumitomo Mitsui Financial Group, Inc.	5.24	4-15-2030	3,000,000	3,106,144
Swedbank AB144A	5.08	5-21-2030	3,550,000	3,644,446
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,946,588
				39,397,872
Diversified financial services: 0.73%
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	2,500,000	2,524,940
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,000,000	1,038,472
Marex Group PLC	5.83	5-8-2028	2,110,000	2,138,685
				5,702,097
Insurance: 0.40%
RenaissanceRe Holdings Ltd.	3.60	4-15-2029	3,175,000	3,086,656
Real estate: 0.34%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,664,770
REITs: 0.26%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63	1-28-2026	2,000,000	1,992,690
Government securities: 0.98%
Multi-national: 0.98%
African Export-Import Bank144A	2.63	5-17-2026	2,185,000	2,138,730
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,977,179
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,464,404
				7,580,313
Industrial: 0.50%
Aerospace/defense: 0.14%
Embraer Netherlands Finance BV144A	7.00	7-28-2030	1,000,000	1,080,657
Electronics: 0.23%
Flex Ltd.	4.88	6-15-2029	1,790,000	1,809,892
Trucking & leasing: 0.13%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	1,032,110
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Utilities: 0.45%
Electric: 0.45%
Comision Federal de Electricidad144A	5.70%	1-24-2030	$1,500,000	$1,509,945
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	2,000,000	2,012,556
				3,522,501
Total yankee corporate bonds and notes (Cost $91,214,352)				92,402,535
Yankee government bonds: 0.76%
Israel: 0.25%
Israel	5.38	2-19-2030	1,910,000	1,960,078
Panama: 0.38%
Panama	3.88	3-17-2028	3,000,000	2,934,060
Peru: 0.13%
Corp. Financiera de Desarrollo SA144A	5.50	5-6-2030	1,000,000	1,019,350
Total yankee government bonds (Cost $5,753,887)				5,913,488

	Yield	Shares
Short-term investments: 5.24%
Investment companies: 2.28%
Allspring Government Money Market Fund Select Class♠∞##	4.23	17,743,160	17,743,160

				Principal
U.S. Treasury securities: 2.96%
U.S. Treasury Bills☼		2.13	9-4-2025	$23,000,000	22,994,589
Total short-term investments (Cost $40,737,724)					40,737,749
Total investments in securities (Cost $795,109,951)	103.00%				800,220,502
Other assets and liabilities, net	(3.00)				(23,294,048)
Total net assets	100.00%				$776,926,454

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 15

Portfolio of investments—August 31, 2025

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,547,457	$579,512,722	$(577,317,019)	$0	$0	$17,743,160	17,743,160	$1,291,910
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,974,438	AUD	3,000,000	Morgan Stanley, Inc.	9-30-2025	$10,154	$0
USD	2,540,733	BRL	14,315,000	Morgan Stanley, Inc.	9-30-2025	0	(81,026)
USD	1,985,437	COP	8,098,000,000	Morgan Stanley, Inc.	9-30-2025	0	(24,618)
USD	961,770	EUR	830,000	Morgan Stanley, Inc.	9-30-2025	0	(10,934)
EUR	1,900,000	USD	2,194,048	Morgan Stanley, Inc.	9-30-2025	32,623	0
USD	15,462,339	EUR	13,355,000	Morgan Stanley, Inc.	9-30-2025	0	(188,815)
USD	466,199	EUR	400,000	Morgan Stanley, Inc.	9-30-2025	0	(2,574)
USD	967,757	EUR	830,000	Morgan Stanley, Inc.	9-30-2025	0	(4,947)
USD	5,015,536	GBP	3,717,500	Morgan Stanley, Inc.	9-30-2025	0	(10,342)
JPY	140,000,000	USD	972,638	Morgan Stanley, Inc.	9-30-2025	0	(17,109)
JPY	140,000,000	USD	966,643	Morgan Stanley, Inc.	9-30-2025	0	(11,114)
USD	1,267,434	ZAR	22,840,000	Morgan Stanley, Inc.	9-30-2025	0	(25,000)
						$42,777	$(376,479)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,211	12-31-2025	$252,220,899	$252,540,804	$319,905	$0
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2025

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year Euro SCHATZ	(109)	9-8-2025	$(13,699,834)	$(13,652,193)	$47,641	$0
10-Year U.S. Treasury Notes	(42)	12-19-2025	(4,712,090)	(4,725,000)	0	(12,910)
5-Year U.S. Treasury Notes	(1,088)	12-31-2025	(118,845,086)	(119,102,000)	0	(256,914)
					$367,546	$(269,824)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	1,785,000	$147,576	$125,480	$22,096	$0
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 17

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $777,366,791)	$782,477,342
Investments in affiliated securities, at value (cost $17,743,160)	17,743,160
Cash	978
Cash at broker segregated for futures contracts	1,835,000
Segregated cash for forward foreign currency contracts	272,397
Segregated cash for swap contracts	129,881
Foreign currency, at value (cost $362)	364
Receivable for interest	6,570,610
Receivable for Fund shares sold	2,068,848
Receivable for daily variation margin on open futures contracts	50,919
Unrealized gains on forward foreign currency contracts	42,777
Principal paydown receivable	1,365
Prepaid expenses and other assets	77,468
Total assets	811,271,109
Liabilities
Payable for when-issued transactions	33,121,353
Payable for Fund shares redeemed	512,046
Unrealized losses on forward foreign currency contracts	376,479
Management fee payable	115,131
Administration fees payable	60,915
Shareholder servicing fees payable	26,113
Contingent tax liability	2,794
Payable for daily variation margin on centrally cleared swap contracts	1,753
Distribution fee payable	1,664
Trustees’ fees and expenses payable	281
Accrued expenses and other liabilities	126,126
Total liabilities	34,344,655
Total net assets	$776,926,454
Net assets consist of
Paid-in capital	$788,937,039
Total distributable loss	(12,010,585)
Total net assets	$776,926,454
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Bond Plus Fund

Statement of assets and liabilities—August 31, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$117,610,816
Shares outstanding–Class A1	13,617,302
Net asset value per share–Class A	$8.64
Maximum offering price per share – Class A2	$8.82
Net assets–Class C	$2,653,859
Shares outstanding–Class C1	307,818
Net asset value per share–Class C	$8.62
Net assets–Class R6	$17,618,331
Shares outstanding–Class R6[1]	2,041,565
Net asset value per share–Class R6	$8.63
Net assets–Institutional Class	$639,043,448
Shares outstanding–Institutional Class[1]	73,993,792
Net asset value per share–Institutional Class	$8.64
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 19

Statement of operations—year ended August 31, 2025
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $11,175)	$34,361,831
Income from affiliated securities	1,291,910
Dividends	389,828
Total investment income	36,043,569
Expenses
Management fee	2,554,099
Administration fees
Class A	183,477
Class C	4,161
Class R6	4,773
Institutional Class	470,992
Shareholder servicing fees
Class A	305,611
Class C	6,923
Distribution fee
Class C	20,771
Custody and accounting fees	36,002
Professional fees	72,757
Registration fees	120,820
Shareholder report expenses	49,862
Trustees’ fees and expenses	10,390
Other fees and expenses	42,965
Total expenses	3,883,603
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,342,211)
Class A	(35,328)
Net expenses	2,506,064
Net investment income	33,537,505
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Bond Plus Fund

Statement of operations—year ended August 31, 2025
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$1,961,218
Foreign currency and foreign currency translations	(36,424)
Forward foreign currency contracts	(945,554)
Futures contracts	(1,489,659)
Swap contracts	(10,943)
Net realized losses on investments	(521,362)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $2,794)	5,997,673
Foreign currency and foreign currency translations	(278)
Forward foreign currency contracts	369,674
Futures contracts	233,410
Swap contracts	22,096
Net change in unrealized gains (losses) on investments	6,622,575
Net realized and unrealized gains (losses) on investments	6,101,213
Net increase in net assets resulting from operations	$39,638,718
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2025		Year ended August 31, 2024
Operations
Net investment income		$33,537,505		$26,325,396
Net realized losses on investments		(521,362)		(1,229,682)
Net change in unrealized gains (losses) on investments		6,622,575		18,336,623
Net increase in net assets resulting from operations		39,638,718		43,432,337
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,194,444)		(5,228,689)
Class C		(96,572)		(103,219)
Class R6		(745,007)		(649,929)
Institutional Class		(27,091,796)		(20,935,941)
Total distributions to shareholders		(33,127,819)		(26,917,778)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,531,813	13,146,546	1,181,690	9,972,798
Class C	95,303	816,477	157,285	1,322,674
Class R6	926,475	7,940,105	1,141,353	9,542,449
Institutional Class	34,765,380	298,193,415	24,592,662	207,234,368
		320,096,543		228,072,289
Reinvestment of distributions
Class A	576,752	4,935,516	590,223	4,959,139
Class C	11,121	95,021	12,261	102,957
Class R6	70,330	601,395	47,028	395,832
Institutional Class	2,523,488	21,600,989	1,862,172	15,659,643
		27,232,921		21,117,571
Payment for shares redeemed
Class A	(3,193,085)	(27,360,754)	(2,564,798)	(21,575,359)
Class C	(188,857)	(1,618,408)	(152,996)	(1,282,324)
Class R6	(644,712)	(5,520,187)	(956,866)	(8,047,260)
Institutional Class	(20,444,193)	(175,353,639)	(21,131,465)	(178,076,171)
		(209,852,988)		(208,981,114)
Net increase in net assets resulting from capital share transactions		137,476,476		40,208,746
Total increase in net assets		143,987,375		56,723,305
Net assets
Beginning of period		632,939,079		576,215,774
End of period		$776,926,454		$632,939,079
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Bond Plus Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.56	$8.33	$8.41	$9.02	$9.09
Net investment income	0.37 [1]	0.34 [1]	0.27	0.11 [1]	0.14
Net realized and unrealized gains (losses) on investments	0.07	0.24	(0.09)	(0.54)	0.02
Total from investment operations	0.44	0.58	0.18	(0.43)	0.16
Distributions to shareholders from
Net investment income	(0.36)	(0.35)	(0.26)	(0.11)	(0.13)
Net realized gains	0.00	0.00	0.00	(0.07)	(0.10)
Total distributions to shareholders	(0.36)	(0.35)	(0.26)	(0.18)	(0.23)
Net asset value, end of period	$8.64	$8.56	$8.33	$8.41	$9.02
Total return[2]	5.32%	7.12%	2.16%	(4.83)%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.81%	0.81%	0.81%
Net expenses	0.58%	0.61%	0.68%	0.70%	0.70%
Net investment income	4.35%	4.06%	3.13%	1.30%	1.48%
Supplemental data
Portfolio turnover rate	182%	131%	79%	65%	65%
Net assets, end of period (000s omitted)	$117,611	$125,839	$129,076	$141,782	$175,111

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.55	$8.32	$8.40	$9.01	$9.07
Net investment income	0.30 [1]	0.28 [1]	0.21	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.07	0.24	(0.10)	(0.55)	0.04
Total from investment operations	0.37	0.52	0.11	(0.50)	0.10
Distributions to shareholders from
Net investment income	(0.30)	(0.29)	(0.19)	(0.04)	(0.06)
Net realized gains	0.00	0.00	0.00	(0.07)	(0.10)
Total distributions to shareholders	(0.30)	(0.29)	(0.19)	(0.11)	(0.16)
Net asset value, end of period	$8.62	$8.55	$8.32	$8.40	$9.01
Total return[2]	4.42%	6.32%	1.38%	(5.57)%	1.10%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.56%	1.55%	1.56%
Net expenses	1.36%	1.36%	1.43%	1.47%	1.47%
Net investment income	3.56%	3.30%	2.35%	0.53%	0.71%
Supplemental data
Portfolio turnover rate	182%	131%	79%	65%	65%
Net assets, end of period (000s omitted)	$2,654	$3,336	$3,109	$4,225	$5,286

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Bond Plus Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.56	$8.33	$8.40	$9.02	$9.08
Net investment income	0.40 [1]	0.37 [1]	0.32	0.14 [1]	0.16
Net realized and unrealized gains (losses) on investments	0.07	0.24	(0.10)	(0.56)	0.03
Total from investment operations	0.47	0.61	0.22	(0.42)	0.19
Distributions to shareholders from
Net investment income	(0.40)	(0.38)	(0.29)	(0.13)	(0.15)
Net realized gains	0.00	0.00	0.00	(0.07)	(0.10)
Total distributions to shareholders	(0.40)	(0.38)	(0.29)	(0.20)	(0.25)
Net asset value, end of period	$8.63	$8.56	$8.33	$8.40	$9.02
Total return[2]	5.59%	7.52%	2.63%	(4.65)%	2.18%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.43%	0.43%	0.43%	0.43%
Net expenses	0.24%	0.24%	0.35%	0.40%	0.40%
Net investment income	4.69%	4.43%	3.43%	1.55%	1.79%
Supplemental data
Portfolio turnover rate	182%	131%	79%	65%	65%
Net assets, end of period (000s omitted)	$17,618	$14,455	$12,141	$16,575	$32,131

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.56	$8.33	$8.41	$9.03	$9.09
Net investment income	0.40 [1]	0.37 [1]	0.29	0.13	0.15
Net realized and unrealized gains (losses) on investments	0.07	0.24	(0.09)	(0.55)	0.04
Total from investment operations	0.47	0.61	0.20	(0.42)	0.19
Distributions to shareholders from
Net investment income	(0.39)	(0.38)	(0.28)	(0.13)	(0.15)
Net realized gains	0.00	0.00	0.00	(0.07)	(0.10)
Total distributions to shareholders	(0.39)	(0.38)	(0.28)	(0.20)	(0.25)
Net asset value, end of period	$8.64	$8.56	$8.33	$8.41	$9.03
Total return[2]	5.65%	7.46%	2.45%	(4.69)%	2.13%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net expenses	0.29%	0.29%	0.39%	0.45%	0.45%
Net investment income	4.63%	4.38%	3.43%	1.57%	1.69%
Supplemental data
Portfolio turnover rate	182%	131%	79%	65%	65%
Net assets, end of period (000s omitted)	$639,043	$489,309	$431,890	$446,610	$406,333

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Bond Plus Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Allspring Short-Term Bond Plus Fund | 27

Notes to financial statements
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
28 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $796,559,326 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,574,221
Gross unrealized losses	(4,001,449)
Net unrealized gains	$3,572,772
As of August 31, 2025, the Fund had capital loss carryforwards which consist of $6,195,650 in short-term capital losses and $10,858,950 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Short-Term Bond Plus Fund | 29

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$102,509,190	$0	$102,509,190
Asset-backed securities	0	97,000,126	654,883	97,655,009
Corporate bonds and notes	0	233,409,399	0	233,409,399
Foreign corporate bonds and notes	0	9,443,537	0	9,443,537
Foreign government bonds	0	17,749,928	0	17,749,928
Investment companies	3,284,150	0	0	3,284,150
Municipal obligations	0	433,732	0	433,732
Non-agency mortgage-backed securities	0	84,467,156	0	84,467,156
U.S. Treasury securities	112,214,629	0	0	112,214,629
Yankee corporate bonds and notes	0	92,402,535	0	92,402,535
Yankee government bonds	0	5,913,488	0	5,913,488
Short-term investments
Investment companies	17,743,160	0	0	17,743,160
U.S. Treasury securities	22,994,589	0	0	22,994,589
	156,236,528	643,329,091	654,883	800,220,502
Forward foreign currency contracts	0	42,777	0	42,777
Futures contracts	367,546	0	0	367,546
Swap contracts	0	22,096	0	22,096
Total assets	$156,604,074	$643,393,964	$654,883	$800,652,921
Liabilities
Forward foreign currency contracts	$0	$376,479	$0	$376,479
Futures contracts	269,824	0	0	269,824
Total liabilities	$269,824	$376,479	$0	$646,303
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services
30 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended August 31, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.61%
Class C	1.36
Class R6	0.24
Institutional Class	0.29
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2025, Allspring Funds Distributor received $641 from the sale of Class A shares and $1,614 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended August 31, 2025.
Allspring Short-Term Bond Plus Fund | 31

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$981,832,608	$492,536,384	$948,745,192	$373,662,245
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the year ended August 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$3,415,248
Average contract amounts to sell	31,634,665
Futures contracts
Average notional balance on long futures	$211,470,223
Average notional balance on short futures	115,817,605
Swap contracts
Average notional balance	$502,308
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
32 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
	Interest rate risk	Credit risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$42,777	$42,777
Futures contracts	367,546 *	0	0	367,546
Swap contracts	0	22,096 *	0	22,096
	$367,546	$22,096	$42,777	$432,419
Liability derivatives
Forward foreign currency contracts	$0	$0	$376,479	$376,479
Futures contracts	269,824 *	0	0	269,824
	$269,824	$0	$376,479	$646,303

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of August 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the year ended August 31, 2025 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(945,554)	$(945,554)
Futures contracts	(1,489,659)	0	0	(1,489,659)
Swap contracts	0	(10,943)	0	(10,943)
	$(1,489,659)	$(10,943)	$(945,554)	$(2,446,156)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$369,674	$369,674
Futures contracts	233,410	0	0	233,410
Swap contracts	0	22,096	0	22,096
	$233,410	$22,096	$369,674	$625,180
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley, Inc.	$42,777	$(42,777)	$0	$0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley, Inc.	$376,479	$(42,777)	$(272,397)	$61,305

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
Allspring Short-Term Bond Plus Fund | 33

Notes to financial statements
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2025	2024
Ordinary income	$33,127,819	$26,917,778
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$1,471,239	$3,572,772	$(17,054,600)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.
CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
12.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
34 | Allspring Short-Term Bond Plus Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short-Term Bond Plus Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
Allspring Short-Term Bond Plus Fund | 35

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $27,488,824 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

36 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Short-Term Bond Plus Fund | 37

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short-Term Bond Plus Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

38 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the five- and ten-year periods under review, and lower than the average investment performance of the Universe for the one- and three-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for Class A and Class R6, and equal to the sum of the average rates for the expense Groups for Institutional Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Short-Term Bond Plus Fund | 39

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

40 | Allspring Short-Term Bond Plus Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3005 08-25

Allspring Short-Term High Income Fund
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring Short-Term High Income Fund | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.60%
Bain Capital Credit CLO Ltd. Series 2022-3A Class BR (U.S. SOFR 3 Month+1.63%)144A±	5.95%	7-17-2035	$10,000,000	$10,018,380
Flexential Issuer Series 2021-1A Class B144A	3.72	11-27-2051	1,925,000	1,862,602
Jamestown CLO IX Ltd. Series 2016-9A Class A2R3 (U.S. SOFR 3 Month+1.70%)144A±	5.96	7-25-2034	7,700,000	7,705,105
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	6.03	10-20-2034	10,000,000	10,000,800
Wellfleet CLO Ltd. Series 2021-2A Class BR (U.S. SOFR 3 Month+1.75%)144A±	6.04	7-15-2034	10,000,000	10,010,890
Total asset-backed securities (Cost $39,557,281)				39,597,777
Corporate bonds and notes: 74.78%
Basic materials: 2.40%
Chemicals: 1.28%
Celanese U.S. Holdings LLC	6.50	4-15-2030	6,390,000	6,447,631
Chemours Co.	5.38	5-15-2027	14,150,000	14,097,791
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	11,410,000	11,149,076
				31,694,498
Iron/steel: 0.63%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	15,320,000	15,559,590
Mining: 0.49%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	12,515,000	12,301,290
Communications: 7.03%
Advertising: 0.21%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	1,355,000	1,376,379
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,729,457
				5,105,836
Internet: 1.33%
Arches Buyer, Inc.144A	4.25	6-1-2028	11,270,000	10,960,766
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	22,035,500
				32,996,266
Media: 4.54%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	3,265,000	3,238,408
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	39,665,000	39,465,100
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	4,000,000	3,968,936
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	15,005,000	14,929,964
Nexstar Media, Inc.144A	5.63	7-15-2027	16,125,000	16,107,519
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	6,130,000	5,967,222
Sirius XM Radio LLC144A	5.00	8-1-2027	28,930,000	28,799,425
				112,476,574
Telecommunications: 0.95%
Frontier California, Inc. Series F	6.75	5-15-2027	5,650,000	5,748,875
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Frontier Communications Holdings LLC144A	5.88%	10-15-2027	$8,915,000	$8,912,455
Viasat, Inc.144A	5.63	4-15-2027	9,000,000	8,979,799
				23,641,129
Consumer, cyclical: 16.36%
Airlines: 1.42%
American Airlines, Inc.144A	7.25	2-15-2028	6,600,000	6,771,151
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	13,770,000	13,780,452
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,618,676
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	2,080,873	2,055,521
United Airlines, Inc.144A	4.38	4-15-2026	10,000,000	9,967,240
				35,193,040
Apparel: 0.32%
Crocs, Inc.144A	4.25	3-15-2029	8,315,000	7,907,057
Auto manufacturers: 1.90%
Ford Motor Credit Co. LLC	4.13	8-17-2027	8,900,000	8,729,739
Ford Motor Credit Co. LLC	6.80	5-12-2028	8,545,000	8,874,006
Nissan Motor Acceptance Co. LLC144A	2.00	3-9-2026	14,099,000	13,824,322
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	12,566,000	12,650,695
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	2,930,000	3,031,439
				47,110,201
Auto parts & equipment: 0.77%
American Axle & Manufacturing, Inc.	6.50	4-1-2027	9,180,000	9,222,871
Dana, Inc.	5.63	6-15-2028	9,815,000	9,809,485
				19,032,356
Distribution/wholesale: 0.31%
RB Global Holdings, Inc.144A	7.75	3-15-2031	7,462,000	7,830,578
Entertainment: 5.48%
CCM Merger, Inc.144A	6.38	5-1-2026	11,755,000	11,766,226
Churchill Downs, Inc.144A	5.50	4-1-2027	29,540,000	29,469,996
Cinemark USA, Inc.144A	5.25	7-15-2028	24,480,000	24,330,097
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,826,562
SeaWorld Parks & Entertainment, Inc.144A	5.25	8-15-2029	13,435,000	13,186,739
Six Flags Entertainment Corp.144A	5.50	4-15-2027	18,975,000	18,924,500
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	7-15-2029	5,000,000	4,841,124
WarnerMedia Holdings, Inc. Series WI	4.05	3-15-2029	12,240,000	11,628,000
				135,973,244
Home builders: 0.74%
LGI Homes, Inc.144A	8.75	12-15-2028	8,790,000	9,207,332
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 3

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Home builders(continued)
Taylor Morrison Communities, Inc.144A	5.75%	1-15-2028	$2,733,000	$2,767,449
Tri Pointe Homes, Inc.	5.70	6-15-2028	6,282,000	6,383,655
				18,358,436
Home furnishings: 0.36%
Whirlpool Corp.	6.13	6-15-2030	8,780,000	8,877,598
Housewares: 0.61%
Newell Brands, Inc.144A	8.50	6-1-2028	14,380,000	15,181,326
Leisure time: 2.54%
Acushnet Co.144A	7.38	10-15-2028	3,648,000	3,812,984
NCL Corp. Ltd.144A	5.88	2-15-2027	6,060,000	6,072,732
NCL Corp. Ltd.144A	8.13	1-15-2029	6,270,000	6,593,526
Sabre Global, Inc.144A	8.63	6-1-2027	10,200,000	10,323,845
Sabre Global, Inc.144A	10.75	11-15-2029	3,209,000	3,102,276
Viking Cruises Ltd.144A	5.88	9-15-2027	23,565,000	23,533,689
VOC Escrow Ltd.144A	5.00	2-15-2028	9,630,000	9,574,350
				63,013,402
Retail: 1.86%
Advance Auto Parts, Inc.	1.75	10-1-2027	2,620,000	2,443,638
Advance Auto Parts, Inc.144A	7.00	8-1-2030	9,080,000	9,317,240
Gap, Inc.144A	3.63	10-1-2029	6,750,000	6,330,525
Group 1 Automotive, Inc.144A	6.38	1-15-2030	4,840,000	4,959,146
Lithia Motors, Inc.144A	4.63	12-15-2027	6,710,000	6,648,776
Penske Automotive Group, Inc.	3.50	9-1-2025	375,000	375,000
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	15,140,000	15,959,256
				46,033,581
Toys/games/hobbies: 0.05%
Mattel, Inc.144A	3.38	4-1-2026	1,150,000	1,139,710
Consumer, non-cyclical: 8.24%
Commercial services: 3.97%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	3,140,000	3,064,497
Block, Inc.	2.75	6-1-2026	1,760,000	1,730,180
CoreCivic, Inc.	8.25	4-15-2029	16,385,000	17,341,360
GEO Group, Inc.	8.63	4-15-2029	34,200,000	36,167,902
GEO Group, Inc.	10.25	4-15-2031	5,305,000	5,848,089
Herc Holdings, Inc.144A	7.00	6-15-2030	7,280,000	7,576,689
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	4,640,000	4,659,456
United Rentals North America, Inc.	5.50	5-15-2027	13,185,000	13,175,321
Veritiv Operating Co.144A	10.50	11-30-2030	8,125,000	8,795,052
				98,358,546
Cosmetics/Personal Care: 0.60%
Edgewell Personal Care Co.144A	5.50	6-1-2028	14,970,000	14,896,654
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Food: 1.04%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88%	2-15-2028	$6,675,000	$6,672,948
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	10,560,000	10,761,221
B&G Foods, Inc.144A	8.00	9-15-2028	8,520,000	8,374,050
				25,808,219
Healthcare-services: 1.46%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,531,235
Star Parent, Inc.144A	9.00	10-1-2030	8,200,000	8,680,889
Tenet Healthcare Corp.	4.63	6-15-2028	5,575,000	5,511,733
Tenet Healthcare Corp.	6.13	10-1-2028	12,435,000	12,443,978
				36,167,835
Household products/wares: 0.12%
Central Garden & Pet Co.	5.13	2-1-2028	3,000,000	2,986,546
Pharmaceuticals: 1.05%
AdaptHealth LLC144A	6.13	8-1-2028	5,825,000	5,801,266
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	20,995,000	20,105,778
				25,907,044
Energy: 12.27%
Energy-alternate sources: 0.59%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,688,670
Oil & gas: 2.16%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	6,820,000	7,113,553
Antero Resources Corp.144A	7.63	2-1-2029	12,500,000	12,749,625
Civitas Resources, Inc.144A	8.38	7-1-2028	13,075,000	13,578,610
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	11,115,000	11,173,421
Nabors Industries, Inc.144A	7.38	5-15-2027	6,915,000	7,030,252
Range Resources Corp.	8.25	1-15-2029	1,910,000	1,960,143
				53,605,604
Oil & gas services: 2.57%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	14,825,000	14,838,506
Bristow Group, Inc.144A	6.88	3-1-2028	13,418,000	13,438,650
Oceaneering International, Inc.	6.00	2-1-2028	21,595,000	21,818,638
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	11,030,000	11,032,349
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	2,400,000	2,460,182
				63,588,325
Pipelines: 6.95%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	8,670,000	8,693,894
Buckeye Partners LP144A	6.88	7-1-2029	13,950,000	14,457,055
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 5

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50%	11-15-2026	$2,010,000	$2,017,318
Excelerate Energy LP144A	8.00	5-15-2030	13,020,000	13,864,829
Harvest Midstream I LP144A	7.50	9-1-2028	22,330,000	22,569,847
Hess Midstream Operations LP144A	5.88	3-1-2028	25,855,000	26,288,407
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,633,657
Kinetik Holdings LP144A	6.63	12-15-2028	28,860,000	29,691,659
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50	1-15-2028	5,070,000	5,061,477
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	24,230,000	24,199,533
Venture Global LNG, Inc.144A	8.13	6-1-2028	23,030,000	23,863,755
				172,341,431
Financial: 14.17%
Banks: 0.07%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,837,000	1,815,566
Diversified financial services: 8.10%
Acadian Asset Management, Inc.	4.80	7-27-2026	9,090,000	8,970,956
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	9,535,000	9,473,977
Capital One Financial Corp. Series O (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	11,835,000	11,734,483
Encore Capital Group, Inc.144A	9.25	4-1-2029	7,450,000	7,866,376
Jefferson Capital Holdings LLC144A	6.00	8-15-2026	12,735,000	12,741,240
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	4,535,000	4,818,188
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	13,165,000	13,140,437
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	7,345,000	7,519,862
Navient Corp.	4.88	3-15-2028	12,100,000	11,866,705
Navient Corp.	5.00	3-15-2027	11,235,000	11,153,481
OneMain Finance Corp.	5.38	11-15-2029	17,720,000	17,520,934
OneMain Finance Corp.	7.13	3-15-2026	11,250,000	11,373,952
PRA Group, Inc.144A	8.38	2-1-2028	18,815,000	19,381,237
Rocket Cos., Inc.144A	6.13	8-1-2030	9,410,000	9,682,419
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	11,614,148
United Wholesale Mortgage LLC144A	5.50	11-15-2025	17,745,000	17,725,663
United Wholesale Mortgage LLC144A	5.75	6-15-2027	14,165,000	14,148,641
				200,732,699
Insurance: 0.98%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	17,145,000	17,489,495
AmWINS Group, Inc.144A	6.38	2-15-2029	6,625,000	6,789,876
				24,279,371
Investment Companies: 0.08%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	1,877,000	1,873,886
REITs: 4.94%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	9,806,000	9,587,644
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Boston Properties LP	3.65%	2-1-2026	$1,750,000	$1,741,795
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	5,043,536
Brandywine Operating Partnership LP	8.88	4-12-2029	5,315,000	5,778,335
Iron Mountain, Inc.144A	5.25	3-15-2028	24,240,000	24,182,566
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	5,000,000	4,918,062
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	11,085,000	10,839,418
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	19,165,000	19,145,490
Service Properties Trust	5.25	2-15-2026	9,770,000	9,766,093
Service Properties Trust144A	8.63	11-15-2031	5,050,000	5,382,664
Starwood Property Trust, Inc.144A	3.63	7-15-2026	20,690,000	20,373,501
XHR LP144A	6.63	5-15-2030	5,645,000	5,794,163
				122,553,267
Industrial: 7.72%
Aerospace/defense: 1.99%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	13,643,000	14,429,082
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	7,530,000	8,292,940
TransDigm, Inc.144A	6.38	3-1-2029	25,950,000	26,568,466
				49,290,488
Building materials: 0.13%
JELD-WEN, Inc.144A	4.88	12-15-2027	3,259,000	3,206,389
Electrical components & equipment: 1.21%
Energizer Holdings, Inc.144A	4.75	6-15-2028	12,755,000	12,542,333
Energizer Holdings, Inc.144A	6.50	12-31-2027	3,754,000	3,786,772
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,667,635
				29,996,740
Environmental control: 0.12%
Clean Harbors, Inc.144A	4.88	7-15-2027	3,000,000	2,985,889
Machinery-diversified: 0.73%
Chart Industries, Inc.144A	7.50	1-1-2030	700,000	733,662
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	17,430,000	17,380,548
				18,114,210
Packaging & containers: 2.12%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	17,170,000	17,169,976
Ball Corp.	6.88	3-15-2028	5,280,000	5,389,977
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,747,771
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	13,480,000	13,673,101
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	1,625,000	1,670,663
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 7

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Packaging & containers(continued)
Mauser Packaging Solutions Holding Co.144A	7.88%	4-15-2027	$2,900,000	$2,934,519
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	9,965,000	9,957,211
				52,543,218
Trucking & leasing: 1.42%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	29,355,000	29,344,324
FTAI Aviation Investors LLC144A	7.88	12-1-2030	5,590,000	5,941,896
				35,286,220
Technology: 2.68%
Computers: 0.20%
Western Digital Corp.	4.75	2-15-2026	4,866,000	4,854,588
Semiconductors: 0.21%
Entegris, Inc.144A	4.38	4-15-2028	4,700,000	4,569,861
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	772,515
				5,342,376
Software: 2.27%
Cloud Software Group, Inc.144A	6.50	3-31-2029	22,820,000	23,070,952
Rocket Software, Inc.144A	9.00	11-28-2028	5,390,000	5,549,301
SS&C Technologies, Inc.144A	5.50	9-30-2027	27,700,000	27,708,864
				56,329,117
Utilities: 3.91%
Electric: 3.91%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	17,140,707
PG&E Corp.	5.00	7-1-2028	9,950,000	9,836,683
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,414,425
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	2,405,000	2,616,128
Vistra Operations Co. LLC144A	5.00	7-31-2027	5,280,000	5,265,743
Vistra Operations Co. LLC144A	5.63	2-15-2027	23,400,000	23,409,477
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026	5,685,000	5,570,466
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	20,370,000	19,978,674
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	7,565,000	7,726,399
				96,958,702
Total corporate bonds and notes (Cost $1,827,216,050)				1,853,937,312

	Shares
Investment companies: 0.89%
Exchange-traded funds: 0.89%
SPDR Bloomberg Short Term High Yield Bond ETF	868,026	22,169,384
Total investment companies (Cost $21,657,249)		22,169,384
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Loans: 4.69%
Communications: 0.36%
Internet: 0.18%
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.00%)±	7.36%	11-30-2027	$4,533,609	$4,534,743
Media: 0.18%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.57	8-2-2027	1,088,205	1,089,227
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.82	8-2-2029	3,398,214	3,370,621
				4,459,848
Consumer, cyclical: 0.95%
Airlines: 0.52%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.08	10-20-2027	7,211,462	7,228,337
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.04	4-1-2031	5,620,000	5,646,358
				12,874,695
Auto parts & equipment: 0.22%
Clarios Global LP (U.S. SOFR 1 Month+2.75%)±	7.07	1-28-2032	5,575,000	5,575,000
Retail: 0.21%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	5,395,000	5,194,953
Consumer, non-cyclical: 0.04%
Healthcare-products: 0.04%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.57	1-15-2031	920,000	920,166
Energy: 0.54%
Oil & gas: 0.28%
Hilcorp Energy I LP (U.S. SOFR 1 Month+2.00%)±	6.37	2-11-2030	6,982,500	6,982,500
Pipelines: 0.26%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	8.07	8-1-2029	6,260,988	6,295,423
Financial: 0.85%
Insurance: 0.85%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.68	7-31-2027	21,107,531	21,098,666
Industrial: 1.45%
Aerospace/defense: 0.16%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.81	1-15-2027	3,919,923	3,933,408
Building materials: 0.65%
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.57	3-19-2029	16,025,419	16,025,419
Machinery-diversified: 0.40%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+3.00%)±	7.20	4-30-2030	9,975,000	10,007,319
Packaging & containers: 0.24%
Graham Packaging Co., Inc. (U.S. SOFR 1 Month+2.50%)±	6.82	8-4-2027	5,925,000	5,926,718
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 9

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Technology: 0.28%
Computers: 0.06%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.35%	3-1-2029	$1,660,827	$1,579,862
Software: 0.22%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	8.07	11-28-2028	5,381,944	5,392,707
Utilities: 0.22%
Electric: 0.22%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.25%)±	6.45	12-15-2027	5,384,006	5,379,537
Total loans (Cost $116,114,548)				116,180,964
Non-agency mortgage-backed securities: 0.28%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.95	8-25-2054	6,827,160	6,849,649
Total non-agency mortgage-backed securities (Cost $6,827,160)				6,849,649
Yankee corporate bonds and notes: 11.47%
Basic materials: 0.31%
Mining: 0.31%
Alumina Pty. Ltd.144A	6.13	3-15-2030	7,590,000	7,712,419
Communications: 1.37%
Internet: 0.93%
Rakuten Group, Inc.144A	11.25	2-15-2027	21,325,000	23,057,551
Media: 0.44%
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	11,090,000	10,856,899
Consumer, cyclical: 4.15%
Airlines: 1.57%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	22,234,000	23,234,524
Latam Airlines Group SA144A	7.63	1-7-2031	11,840,000	12,168,058
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	7.88	5-1-2027	3,588,000	3,626,474
				39,029,056
Auto parts & equipment: 0.24%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	5,680,000	5,981,307
Leisure time: 2.34%
Carnival Corp.144A	6.00	5-1-2029	26,490,000	26,833,496
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	30,910,000	31,162,318
				57,995,814
Consumer, non-cyclical: 0.88%
Healthcare-products: 0.88%
Bausch & Lomb Corp.144A	8.38	10-1-2028	20,903,000	21,773,610
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Energy: 0.27%
Oil & gas: 0.27%
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$6,498,781	$6,596,842
Financial: 1.76%
Banks: 0.54%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	4,940,000	4,861,083
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	8,550,000	8,558,875
				13,419,958
Diversified financial services: 1.22%
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	20,845,000	21,447,983
goeasy Ltd.144A	9.25	12-1-2028	5,710,000	6,009,090
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,782,500
				30,239,573
Industrial: 0.67%
Aerospace/defense: 0.27%
Bombardier, Inc.144A	6.00	2-15-2028	4,890,000	4,895,667
Bombardier, Inc.144A	7.88	4-15-2027	1,727,000	1,737,618
				6,633,285
Packaging & containers: 0.40%
Trivium Packaging Finance BV144A	8.25	7-15-2030	9,510,000	10,101,056
Technology: 0.78%
Computers: 0.41%
Seagate Data Storage Technology Pte. Ltd.144A	8.25	12-15-2029	9,615,000	10,213,005
Software: 0.37%
Open Text Corp.144A	3.88	2-15-2028	7,390,000	7,183,082
Open Text Corp.144A	6.90	12-1-2027	1,800,000	1,868,036
				9,051,118
Utilities: 1.28%
Electric: 1.28%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,035,000	2,951,364
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	28,595,000	28,774,519
				31,725,883
Total yankee corporate bonds and notes (Cost $280,459,342)				284,387,376
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 11

Portfolio of investments—August 31, 2025

		Yield	Shares	Value
Short-term investments: 4.56%
Investment companies: 4.56%
Allspring Government Money Market Fund Select Class♠∞		4.23%	113,121,610	$113,121,610
Total short-term investments (Cost $113,121,610)				113,121,610
Total investments in securities (Cost $2,404,953,240)	98.27%			2,436,244,072
Other assets and liabilities, net	1.73			42,765,899
Total net assets	100.00%			$2,479,009,971

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
CLO	Collateralized loan obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$83,556,803	$1,016,732,817	$(987,168,010)	$0	$0	$113,121,610	113,121,610	$4,414,818
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,976	12-31-2025	$411,551,195	$412,073,187	$521,992	$0
Short
5-Year U.S. Treasury Notes	(865)	12-31-2025	(94,486,213)	(94,690,469)	0	(204,256)
					$521,992	$(204,256)
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term High Income Fund

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,291,831,630)	$2,323,122,462
Investments in affiliated securities, at value (cost $113,121,610)	113,121,610
Cash	4,718,629
Cash at broker segregated for futures contracts	2,600,000
Receivable for interest	39,204,107
Receivable for Fund shares sold	4,618,686
Receivable for investments sold	3,825,691
Receivable for daily variation margin on open futures contracts	68,509
Prepaid expenses and other assets	160,586
Total assets	2,491,440,280
Liabilities
Payable for investments purchased	6,153,087
Payable for Fund shares redeemed	4,673,731
Management fee payable	835,850
Dividends payable	460,928
Administration fees payable	182,690
Shareholder servicing fees payable	47,510
Distribution fee payable	18,081
Trustees’ fees and expenses payable	662
Accrued expenses and other liabilities	57,770
Total liabilities	12,430,309
Total net assets	$2,479,009,971
Net assets consist of
Paid-in capital	$2,538,969,117
Total distributable loss	(59,959,146)
Total net assets	$2,479,009,971
Computation of net asset value and offering price per share
Net assets–Class A	$164,166,477
Shares outstanding–Class A1	20,754,600
Net asset value per share–Class A	$7.91
Maximum offering price per share – Class A2	$8.15
Net assets–Class C	$28,023,592
Shares outstanding–Class C1	3,541,672
Net asset value per share–Class C	$7.91
Net assets–Administrator Class	$26,130,798
Shares outstanding–Administrator Class[1]	3,304,207
Net asset value per share–Administrator Class	$7.91
Net assets–Institutional Class	$2,260,689,104
Shares outstanding–Institutional Class[1]	286,223,946
Net asset value per share–Institutional Class	$7.90
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 13

Statement of operations—year ended August 31, 2025
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $5,517)	$133,431,811
Income from affiliated securities	4,414,818
Dividends	836,785
Total investment income	138,683,414
Expenses
Management fee	9,958,169
Administration fees
Class A	217,202
Class C	37,444
Administrator Class	29,038
Institutional Class	1,544,702
Shareholder servicing fees
Class A	361,188
Class C	62,254
Administrator Class	71,811
Institutional Class	2,247
Distribution fee
Class C	187,629
Custody and accounting fees	83,360
Professional fees	66,801
Registration fees	219,738
Shareholder report expenses	98,682
Trustees’ fees and expenses	24,974
Other fees and expenses	62,424
Total expenses	13,027,663
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,564,637)
Class A	(37,633)
Class C	(3,378)
Administrator Class	(34,984)
Net expenses	11,387,031
Net investment income	127,296,383
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(3,236,313)
Futures contracts	(238,446)
Net realized losses on investments	(3,474,759)
Net change in unrealized gains (losses) on
Unaffiliated securities	1,853,249
Futures contracts	317,736
Net change in unrealized gains (losses) on investments	2,170,985
Net realized and unrealized gains (losses) on investments	(1,303,774)
Net increase in net assets resulting from operations	$125,992,609
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term High Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2025		Year ended August 31, 2024
Operations
Net investment income		$127,296,383		$109,889,909
Net realized losses on investments		(3,474,759)		(23,420,511)
Net change in unrealized gains (losses) on investments		2,170,985		53,003,364
Net increase in net assets resulting from operations		125,992,609		139,472,762
Distributions to shareholders from
Net investment income and net realized gains
Class A		(8,312,319)		(6,737,558)
Class C		(1,243,276)		(1,189,235)
Administrator Class		(1,706,724)		(2,552,660)
Institutional Class		(116,294,631)		(100,957,797)
Total distributions to shareholders		(127,556,950)		(111,437,250)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,342,691	73,680,187	4,585,763	35,880,692
Class C	1,373,287	10,825,808	1,070,558	8,359,736
Administrator Class	453,331	3,566,813	962,875	7,506,278
Institutional Class	144,442,963	1,136,393,754	110,741,310	862,942,002
		1,224,466,562		914,688,708
Reinvestment of distributions
Class A	1,038,124	8,182,262	846,483	6,614,832
Class C	157,075	1,235,256	152,363	1,189,235
Administrator Class	214,676	1,692,232	325,912	2,544,551
Institutional Class	14,607,112	114,977,213	12,766,167	99,616,729
		126,086,963		109,965,347
Payment for shares redeemed
Class A	(5,535,567)	(43,545,965)	(3,902,406)	(30,472,398)
Class C	(962,452)	(7,585,180)	(1,112,082)	(8,687,743)
Administrator Class	(1,532,520)	(12,076,284)	(2,995,847)	(23,422,224)
Institutional Class	(94,963,737)	(745,699,129)	(95,263,542)	(742,155,983)
		(808,906,558)		(804,738,348)
Net increase in net assets resulting from capital share transactions		541,646,967		219,915,707
Total increase in net assets		540,082,626		247,951,219
Net assets
Beginning of period		1,938,927,345		1,690,976,126
End of period		$2,479,009,971		$1,938,927,345
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.92	$7.80	$7.72	$8.25	$8.09
Net investment income	0.45 [1]	0.45 [1]	0.40	0.29	0.28
Net realized and unrealized gains (losses) on investments	(0.01)	0.13	0.08	(0.51)	0.18
Total from investment operations	0.44	0.58	0.48	(0.22)	0.46
Distributions to shareholders from
Net investment income	(0.45)	(0.46)	(0.40)	(0.31)	(0.30)
Net asset value, end of period	$7.91	$7.92	$7.80	$7.72	$8.25
Total return[2]	5.74%	7.67%	6.33%	(2.73)%	5.73%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.90%	0.92%	0.93%
Net expenses	0.80%	0.81%	0.81%	0.81%	0.80%
Net investment income	5.74%	5.80%	5.08%	3.65%	3.46%
Supplemental data
Portfolio turnover rate	40%	47%	27%	43%	63%
Net assets, end of period (000s omitted)	$164,166	$125,978	$112,193	$99,828	$123,375

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term High Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.92	$7.81	$7.72	$8.26	$8.09
Net investment income	0.39 [1]	0.39 [1]	0.33	0.24	0.24
Net realized and unrealized gains (losses) on investments	(0.01)	0.12	0.10	(0.53)	0.17
Total from investment operations	0.38	0.51	0.43	(0.29)	0.41
Distributions to shareholders from
Net investment income	(0.39)	(0.40)	(0.34)	(0.25)	(0.24)
Net asset value, end of period	$7.91	$7.92	$7.81	$7.72	$8.26
Total return[2]	4.94%	6.74%	5.67%	(3.58)%	5.06%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.64%	1.65%	1.67%	1.68%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	4.98%	5.05%	4.33%	2.88%	2.73%
Supplemental data
Portfolio turnover rate	40%	47%	27%	43%	63%
Net assets, end of period (000s omitted)	$28,024	$23,555	$22,345	$19,567	$29,136

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.92	$7.80	$7.72	$8.25	$8.09
Net investment income	0.46 [1]	0.46 [1]	0.41	0.30	0.30 [1]
Net realized and unrealized gains (losses) on investments	(0.01)	0.13	0.08	(0.51)	0.17
Total from investment operations	0.45	0.59	0.49	(0.21)	0.47
Distributions to shareholders from
Net investment income	(0.46)	(0.47)	(0.41)	(0.32)	(0.31)
Net asset value, end of period	$7.91	$7.92	$7.80	$7.72	$8.25
Total return[2]	5.89%	7.84%	6.50%	(2.58)%	5.90%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.84%	0.86%	0.87%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	5.90%	5.96%	5.17%	3.80%	3.63%
Supplemental data
Portfolio turnover rate	40%	47%	27%	43%	63%
Net assets, end of period (000s omitted)	$26,131	$33,004	$45,839	$60,460	$82,124

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term High Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.91	$7.79	$7.71	$8.24	$8.08
Net investment income	0.47 [1]	0.48 [1]	0.41	0.32	0.31 [1]
Net realized and unrealized gains (losses) on investments	(0.01)	0.13	0.09	(0.52)	0.17
Total from investment operations	0.46	0.61	0.50	(0.20)	0.48
Distributions to shareholders from
Net investment income	(0.47)	(0.49)	(0.42)	(0.33)	(0.32)
Net asset value, end of period	$7.90	$7.91	$7.79	$7.71	$8.24
Total return[2]	6.05%	8.01%	6.66%	(2.44)%	6.06%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.57%	0.57%	0.59%	0.60%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.04%	6.11%	5.42%	3.99%	3.78%
Supplemental data
Portfolio turnover rate	40%	47%	27%	43%	63%
Net assets, end of period (000s omitted)	$2,260,689	$1,756,390	$1,510,599	$984,201	$823,568

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 19

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term High Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
20 | Allspring Short-Term High Income Fund

Notes to financial statements
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $2,406,160,499 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$32,259,084
Gross unrealized losses	(1,857,775)
Net unrealized gains	$30,401,309
As of August 31, 2025, the Fund had capital loss carryforwards which consist of $23,103,290 in short-term capital losses and $67,332,928 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Short-Term High Income Fund | 21

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$39,597,777	$0	$39,597,777
Corporate bonds and notes	0	1,853,937,312	0	1,853,937,312
Investment companies	22,169,384	0	0	22,169,384
Loans	0	116,180,964	0	116,180,964
Non-agency mortgage-backed securities	0	6,849,649	0	6,849,649
Yankee corporate bonds and notes	0	284,387,376	0	284,387,376
Short-term investments
Investment companies	113,121,610	0	0	113,121,610
	135,290,994	2,300,953,078	0	2,436,244,072
Futures contracts	521,992	0	0	521,992
Total assets	$135,812,986	$2,300,953,078	$0	$2,436,766,064
Liabilities
Futures contracts	$204,256	$0	$0	$204,256
Total liabilities	$204,256	$0	$0	$204,256
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
22 | Allspring Short-Term High Income Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the year ended August 31, 2025, the management fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.81%
Class C	1.56
Administrator Class	0.65
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2025, Allspring Funds Distributor received $17,018 from the sale of Class A shares and $21,656 and $5,930 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Short-Term High Income Fund | 23

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2025 were $1,339,065,656 and $810,167,829, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $31,657,784 in long futures contracts and $7,268,170 in short futures contracts during the year ended August 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2025	2024
Ordinary income	$127,556,950	$111,437,250
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$536,692	$30,401,309	$(90,436,218)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
24 | Allspring Short-Term High Income Fund

Notes to financial statements
11.
CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.
12.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Short-Term High Income Fund | 25

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short-Term High Income Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
26 | Allspring Short-Term High Income Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $104,688,030 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short-Term High Income Fund | 27

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

28 | Allspring Short-Term High Income Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short-Term High Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Short-Term High Income Fund | 29

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review, except for the one-year period, which was lower than the average investment performance of the Universe. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index, for the one- and three-year periods under review, higher than the investment performance of its benchmark index for the five-year period under review, and lower than the investment performance of its benchmark index for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

30 | Allspring Short-Term High Income Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Short-Term High Income Fund | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3017 08-25

Allspring Ultra Short-Term Income Fund
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 5.31%
FHLMC	4.50%	9-1-2026	$5,530	$5,531
FHLMC	7.00	6-1-2031	92,879	97,725
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.89	5-25-2044	482,679	482,710
FHLMC STRIPS Series 20 Class F±±	5.72	7-1-2029	108	108
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	4.81	6-25-2029	650,985	628,179
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	4.76	12-25-2029	1,435,885	1,396,492
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	4.76	10-25-2030	292,717	292,282
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	4.70	12-25-2030	402,593	380,287
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.74	9-25-2031	486,291	484,475
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	313,616	362,107
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.49	7-25-2033	653,172	621,492
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.26	2-25-2043	366,016	351,368
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	20,816	21,329
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	5.46	5-25-2043	650,012	651,195
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.42	10-25-2044	1,041,513	955,197
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	5.42	2-25-2045	937,736	908,484
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	4.74	1-25-2036	622,351	603,850
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.94	3-25-2036	1,603,296	1,544,169
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.00	3-25-2036	1,554,627	1,466,645
FHLMC (1 Year Treasury Constant Maturity+1.95%)±	6.49	5-1-2035	125,677	127,398
FHLMC (1 Year Treasury Constant Maturity+1.96%)±	6.16	8-1-2033	122,416	122,858
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	6.49	11-1-2034	23,272	23,665
FHLMC (1 Year Treasury Constant Maturity+2.05%)±	6.41	12-1-2035	97,552	99,324
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	6.44	10-1-2037	109,538	111,411
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	6.34	6-1-2033	205,263	209,042
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	6.17	5-1-2037	8,454	8,623
FHLMC (1 Year Treasury Constant Maturity+2.18%)±	6.43	6-1-2036	174,559	180,003
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	6.52	1-1-2037	166,845	170,762
FHLMC (1 Year Treasury Constant Maturity+2.20%)±	6.44	5-1-2035	46,087	47,312
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.34	12-1-2033	98,926	100,980
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.39	3-1-2035	170,921	176,158
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	11-1-2026	9,403	9,364
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	6-1-2035	44,931	46,013
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48	2-1-2034	138,096	141,174
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48%	4-1-2034	$48,940	$50,083
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48	4-1-2034	32,745	33,523
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.49	3-1-2027	3,865	3,855
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.67	4-1-2036	66,330	68,049
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.28	11-1-2035	247,186	252,357
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.40	10-1-2038	138,424	141,523
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	8-1-2027	388	387
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2032	20,651	21,065
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2034	15,921	16,240
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	5-1-2034	82,938	84,953
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	9-1-2038	337,898	348,581
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.52	4-1-2038	152,832	157,286
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.53	5-1-2038	128,864	131,990
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.61	6-1-2035	16,959	17,505
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.61	1-1-2037	17,555	18,185
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.70	12-1-2034	63,222	64,737
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.96	5-1-2034	20,480	20,999
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.35	9-1-2033	32,060	32,787
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	6.49	4-1-2038	210,746	216,745
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	6.69	4-1-2037	632,836	652,621
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.77	11-1-2029	17,879	17,969
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.65	1-1-2035	98,187	100,718
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	7.28	7-1-2034	24,700	24,690
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.44	9-1-2033	108,485	110,883
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	7.23	11-1-2027	25,231	25,160
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	5.48	7-1-2031	6,827	6,805
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.35	7-1-2038	122,885	126,453
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	7.10	7-1-2027	24,929	24,904
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.59	10-1-2033	140,126	141,422
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.61	4-1-2038	310,143	320,500
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.81	4-1-2032	201,339	202,725
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.82	2-1-2035	83,720	85,865
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.97	1-1-2028	495	494
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.03	1-1-2028	294	294
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	6.68	2-1-2034	616,012	630,061
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.42	7-1-2029	7,269	7,301
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.72	1-1-2037	318,512	329,663
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.53	7-1-2031	8,595	8,624
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.53	9-1-2031	20,225	20,475
FHLMC (1 Year Treasury Constant Maturity+2.41%)±	6.62	6-1-2035	81,541	82,887
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	6.47	7-1-2034	78,259	80,551
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.48	6-1-2030	64,820	65,103
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.63	6-1-2030	8,134	8,150
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	2-1-2030	13,718	13,850
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	6-1-2030	8,289	8,339
FHLMC (1 Year Treasury Constant Maturity+2.49%)±	6.99	12-1-2032	42,999	44,119
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	5.77	11-1-2029	19,785	19,785
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.67	9-1-2029	9,517	9,534
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	5.99%	9-1-2030	$15,815	$15,857
FHLMC (1 Year Treasury Constant Maturity+2.75%)±	7.51	5-1-2028	21,816	21,902
FHLMC (1 Year Treasury Constant Maturity+2.92%)±	6.97	9-1-2030	5,179	5,195
FHLMC (11th District COFI+1.25%)±	4.18	1-1-2030	1,212	1,188
FHLMC (11th District COFI+1.25%)±	4.18	7-1-2030	28,734	28,129
FHLMC (11th District COFI+1.25%)±	4.74	11-1-2030	4,031	3,954
FHLMC (12 Month Treasury Average+2.01%)±	7.01	5-1-2028	1,524	1,518
FHLMC (12 Month Treasury Average+2.45%)±	6.92	10-1-2029	24,885	24,975
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	5.63	5-1-2031	16,341	16,365
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.19	5-1-2032	7,936	7,953
FHLMC (3 Year Treasury Constant Maturity+2.88%)±	5.33	6-1-2035	98,012	98,496
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	6.00	8-1-2029	2,142	2,161
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	6,676	6,590
FHLMC (RFUCCT1Y+1.51%)±	6.51	2-1-2037	36,716	37,266
FHLMC (RFUCCT1Y+1.61%)±	6.34	7-1-2044	56,366	58,037
FHLMC (RFUCCT1Y+1.62%)±	3.11	2-1-2050	333,421	335,036
FHLMC (RFUCCT1Y+1.62%)±	6.53	7-1-2045	230,569	237,293
FHLMC (RFUCCT1Y+1.67%)±	6.54	8-1-2035	94,773	97,253
FHLMC (RFUCCT1Y+1.72%)±	6.57	5-1-2037	340,323	351,457
FHLMC (RFUCCT1Y+1.73%)±	6.92	1-1-2035	123,299	125,837
FHLMC (RFUCCT1Y+1.74%)±	6.69	12-1-2036	90,220	93,396
FHLMC (RFUCCT1Y+1.75%)±	6.43	6-1-2033	91,046	92,618
FHLMC (RFUCCT1Y+1.75%)±	6.65	5-1-2033	37,204	37,832
FHLMC (RFUCCT1Y+1.75%)±	6.75	4-1-2035	58,920	60,376
FHLMC (RFUCCT1Y+1.75%)±	6.86	1-1-2040	416,204	429,673
FHLMC (RFUCCT1Y+1.76%)±	6.73	9-1-2037	89,330	92,607
FHLMC (RFUCCT1Y+1.77%)±	6.40	6-1-2035	104,647	105,995
FHLMC (RFUCCT1Y+1.77%)±	6.48	10-1-2035	321,512	328,021
FHLMC (RFUCCT1Y+1.77%)±	6.59	10-1-2036	100,404	103,336
FHLMC (RFUCCT1Y+1.77%)±	6.74	9-1-2039	431,312	442,970
FHLMC (RFUCCT1Y+1.77%)±	7.13	8-1-2042	60,164	62,341
FHLMC (RFUCCT1Y+1.78%)±	7.06	11-1-2035	50,282	51,314
FHLMC (RFUCCT1Y+1.80%)±	6.63	8-1-2037	391,711	403,347
FHLMC (RFUCCT1Y+1.80%)±	6.65	5-1-2039	140,258	143,487
FHLMC (RFUCCT1Y+1.81%)±	6.76	4-1-2035	305,804	314,302
FHLMC (RFUCCT1Y+1.81%)±	6.88	9-1-2037	93,816	96,707
FHLMC (RFUCCT1Y+1.85%)±	6.89	7-1-2038	315,497	326,295
FHLMC (RFUCCT1Y+1.87%)±	6.87	5-1-2035	6,533	6,670
FHLMC (RFUCCT1Y+1.87%)±	7.01	9-1-2036	149,302	152,960
FHLMC (RFUCCT1Y+1.88%)±	6.88	4-1-2037	65,837	67,664
FHLMC (RFUCCT1Y+1.91%)±	6.78	3-1-2032	57,427	58,523
FHLMC (RFUCCT1Y+1.93%)±	6.77	4-1-2035	388,531	397,324
FHLMC (RFUCCT1Y+1.93%)±	6.93	4-1-2037	30,567	31,368
FHLMC (RFUCCT1Y+1.99%)±	7.19	7-1-2036	91,855	93,714
FHLMC (RFUCCT1Y+2.07%)±	7.01	3-1-2038	295,775	307,633
FHLMC (RFUCCT6M+1.42%)±	6.17	2-1-2037	507	515
FHLMC (RFUCCT6M+1.68%)±	6.32	1-1-2037	292,727	300,398
FHLMC (RFUCCT6M+1.83%)±	6.50	6-1-2037	111,596	111,783
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (RFUCCT6M+2.12%)±	6.86%	5-1-2037	$16,517	$16,522
FHLMC (RFUCCT6M+2.36%)±	6.86	6-1-2026	387	387
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	5.01	4-15-2027	1,995	1,996
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.96	6-15-2031	13,065	13,030
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	3.54	3-15-2032	28,483	2,886
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	4.96	4-15-2028	6,748	6,743
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	5.46	3-15-2032	18,564	18,720
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	5.01	3-15-2032	37,983	37,982
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	5.06	12-15-2032	86,896	87,085
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.81	9-15-2030	61,732	61,556
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.86	3-15-2037	32,245	31,928
FHLMC Series 3436 Class A±±	6.97	11-15-2036	146,631	149,748
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	4.96	9-15-2041	416,253	412,246
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	4.91	1-15-2041	14,704	14,688
FHLMC Series 4889 Class CD	3.00	4-15-2049	491,520	440,877
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	4.96	12-25-2049	2,503,360	2,439,261
FNMA	4.50	1-1-2027	16,381	16,351
FNMA	6.50	5-1-2031	16,161	16,744
FNMA	6.50	8-1-2031	102,694	106,395
FNMA	7.50	1-1-2031	6,467	6,483
FNMA	7.50	1-1-2033	18,341	18,395
FNMA	7.50	5-1-2033	29,771	29,833
FNMA	7.50	8-1-2033	24,605	24,691
FNMA	8.00	12-1-2026	3,347	3,349
FNMA	8.00	5-1-2033	22,054	22,108
FNMA (1 Year Treasury Constant Maturity+1.50%)±	5.86	8-1-2030	81,071	81,717
FNMA (1 Year Treasury Constant Maturity+1.52%)±	5.53	8-1-2033	175,528	176,533
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.83	3-1-2034	121,204	122,215
FNMA (1 Year Treasury Constant Maturity+1.63%)±	5.65	11-1-2029	1,829	1,824
FNMA (1 Year Treasury Constant Maturity+1.66%)±	6.56	7-1-2048	283,163	287,931
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.93	2-1-2033	91,428	92,321
FNMA (1 Year Treasury Constant Maturity+1.85%)±	6.98	7-1-2038	67,222	68,146
FNMA (1 Year Treasury Constant Maturity+1.88%)±	5.88	8-1-2031	17,976	18,091
FNMA (1 Year Treasury Constant Maturity+1.96%)±	5.96	3-1-2032	9,169	9,216
FNMA (1 Year Treasury Constant Maturity+2.02%)±	6.50	12-1-2034	59,240	60,762
FNMA (1 Year Treasury Constant Maturity+2.03%)±	6.23	12-1-2032	103,811	105,446
FNMA (1 Year Treasury Constant Maturity+2.07%)±	6.40	12-1-2033	66,183	66,467
FNMA (1 Year Treasury Constant Maturity+2.08%)±	6.30	4-1-2040	29,209	29,911
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.25	9-1-2036	88,664	90,452
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.35	7-1-2035	30,072	30,801
FNMA (1 Year Treasury Constant Maturity+2.11%)±	6.17	7-1-2035	59,501	60,910
FNMA (1 Year Treasury Constant Maturity+2.12%)±	6.37	3-1-2031	4,801	4,827
FNMA (1 Year Treasury Constant Maturity+2.14%)±	6.48	5-1-2036	285,462	291,041
FNMA (1 Year Treasury Constant Maturity+2.15%)±	7.28	2-1-2033	21,956	22,200
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.17	9-1-2030	4,244	4,238
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.42	4-1-2038	4,300	4,449
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.45	12-1-2039	51,923	52,202
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.18%	6-1-2035	$21,298	$21,840
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.24	1-1-2036	49,175	50,227
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.35	6-1-2027	9,961	9,964
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.37	1-1-2036	177,326	177,810
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.72	9-1-2033	52,621	52,895
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.19	9-1-2035	163,161	167,360
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.19	8-1-2033	167,312	171,103
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.44	3-1-2035	82,557	84,724
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.52	12-1-2040	1,524,782	1,572,086
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.21	8-1-2035	158,582	162,796
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.44	5-1-2034	147,116	150,501
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.46	5-1-2037	170,948	175,715
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.52	12-1-2040	638,419	653,467
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.54	10-1-2034	365,523	375,606
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2032	25,981	26,489
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2034	103,281	105,848
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2035	109,241	112,345
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	7-1-2035	158,207	163,576
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.34	9-1-2035	497,932	512,022
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.47	8-1-2031	54,286	54,959
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	15,650	15,876
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	10-1-2034	75,218	77,131
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.30	7-1-2037	76,415	79,064
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.44	1-1-2037	97,634	99,874
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.57	7-1-2038	1,468,720	1,519,650
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.98	7-1-2029	41,078	41,083
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.31	7-1-2028	19	19
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.48	11-1-2038	1,165,114	1,208,431
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.53	10-1-2036	118,331	122,315
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.55	4-1-2038	174,260	179,492
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.53	1-1-2033	2,990	2,998
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.78	12-1-2040	54,887	55,771
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.76	11-1-2035	31,874	32,846
FNMA (1 Year Treasury Constant Maturity+2.28%)±	7.40	9-1-2026	2,996	2,994
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.37	6-1-2037	439,529	454,496
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.68	8-1-2036	378,775	391,630
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.80	1-1-2031	14,869	14,953
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.42	12-1-2030	10,247	10,390
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.43	5-1-2036	128,469	132,788
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.44	12-1-2030	66,510	66,755
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.00	12-1-2034	51,335	52,670
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.57	4-1-2028	12,080	12,145
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.84	7-1-2030	19,644	19,692
FNMA (1 Year Treasury Constant Maturity+2.33%)±	6.61	5-1-2033	17,037	17,163
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.43	9-1-2037	22,042	22,683
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.60	6-1-2027	7,551	7,572
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.77	11-1-2034	252,735	262,569
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.36	5-1-2034	41,711	42,839
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.37%)±	5.50%	9-1-2030	$92,224	$92,588
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.85	7-1-2027	14,938	14,964
FNMA (1 Year Treasury Constant Maturity+2.40%)±	7.40	9-1-2033	189,149	194,266
FNMA (1 Year Treasury Constant Maturity+2.41%)±	6.57	5-1-2027	9,380	9,405
FNMA (1 Year Treasury Constant Maturity+2.42%)±	7.36	7-1-2028	15,143	15,183
FNMA (1 Year Treasury Constant Maturity+2.44%)±	6.58	7-1-2037	597,171	615,833
FNMA (1 Year Treasury Constant Maturity+2.44%)±	6.72	5-1-2035	187,497	193,468
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.47	9-1-2028	13,707	13,785
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.68	5-1-2033	17,166	17,321
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.49	7-1-2037	65,037	67,163
FNMA (1 Year Treasury Constant Maturity+2.50%)±	5.78	9-1-2030	66,393	66,920
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.50	10-1-2029	45,568	45,925
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	3-1-2027	2,205	2,204
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	6-1-2032	49,423	50,545
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.77	10-1-2028	6,793	6,830
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.84	7-1-2028	13,647	13,742
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.89	3-1-2030	1,737	1,751
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.97	5-1-2035	372,772	386,193
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.97	8-1-2035	79,525	82,380
FNMA (1 Year Treasury Constant Maturity+3.03%)±	8.03	1-1-2029	9,236	9,357
FNMA (11th District COFI+1.25%)±	4.24	4-1-2034	43,011	42,118
FNMA (11th District COFI+1.26%)±	4.19	1-1-2035	56,973	55,501
FNMA (11th District COFI+1.26%)±	4.81	1-1-2038	1,270	1,257
FNMA (11th District COFI+1.27%)±	4.21	3-1-2033	23,493	23,228
FNMA (11th District COFI+1.28%)±	4.26	9-1-2037	445,036	440,007
FNMA (11th District COFI+1.68%)±	4.61	1-1-2036	58,868	57,778
FNMA (11th District COFI+1.70%)±	4.63	4-1-2030	184	182
FNMA (11th District COFI+1.80%)±	4.73	6-1-2034	19,729	19,379
FNMA (11th District COFI+1.80%)±	4.75	10-1-2027	3,734	3,714
FNMA (11th District COFI+1.82%)±	5.09	5-1-2028	5,402	5,361
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	9,144	9,273
FNMA (11th District COFI+1.92%)±	4.88	9-1-2030	63,246	62,714
FNMA (11th District COFI+1.93%)±	4.88	12-1-2036	4,753	4,712
FNMA (11th District COFI+1.94%)±	4.87	3-1-2033	77,651	76,910
FNMA (12 Month Treasury Average+1.25%)±	5.55	4-1-2042	326,521	327,831
FNMA (12 Month Treasury Average+1.75%)±	6.09	10-1-2035	235,714	240,561
FNMA (12 Month Treasury Average+1.75%)±	6.10	7-1-2035	107,782	109,929
FNMA (12 Month Treasury Average+1.77%)±	6.10	6-1-2035	132,435	134,890
FNMA (12 Month Treasury Average+1.84%)±	6.12	11-1-2035	16,974	17,231
FNMA (12 Month Treasury Average+1.84%)±	6.13	11-1-2035	174,048	177,601
FNMA (12 Month Treasury Average+1.86%)±	6.15	11-1-2035	6,237	6,364
FNMA (12 Month Treasury Average+1.92%)±	6.22	11-1-2035	158,284	161,111
FNMA (12 Month Treasury Average+2.05%)±	6.30	8-1-2045	114,895	119,230
FNMA (12 Month Treasury Average+2.08%)±	6.33	1-1-2035	176,329	180,511
FNMA (12 Month Treasury Average+2.08%)±	6.37	10-1-2035	70,383	72,078
FNMA (12 Month Treasury Average+2.11%)±	6.41	8-1-2035	32,594	33,449
FNMA (12 Month Treasury Average+2.15%)±	6.43	7-1-2035	48,772	49,750
FNMA (12 Month Treasury Average+2.36%)±	6.66	8-1-2040	192,829	196,048
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (12 Month Treasury Average+2.48%)±	7.33%	6-1-2040	$245,176	$249,716
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	14,857	14,894
FNMA (5 Year Treasury Constant Maturity+1.90%)±	5.45	9-1-2031	60,320	59,974
FNMA (5 Year Treasury Constant Maturity+2.50%)±	6.28	6-1-2028	591	594
FNMA (Federal COFI+2.00%)±	5.88	8-1-2029	9,795	9,800
FNMA (Federal COFI+2.52%)±	6.48	2-1-2029	54,211	54,154
FNMA (RFUCCT1M+1.17%)±	5.55	5-1-2029	17,974	18,050
FNMA (RFUCCT1Y+1.52%)±	6.70	9-1-2036	123,818	126,151
FNMA (RFUCCT1Y+1.53%)±	7.13	9-1-2035	151,880	156,077
FNMA (RFUCCT1Y+1.55%)±	6.45	1-1-2040	31,793	32,106
FNMA (RFUCCT1Y+1.57%)±	6.20	11-1-2044	31,179	31,919
FNMA (RFUCCT1Y+1.58%)±	6.43	9-1-2044	368,789	380,715
FNMA (RFUCCT1Y+1.58%)±	6.52	2-1-2044	20,114	20,811
FNMA (RFUCCT1Y+1.59%)±	6.34	6-1-2044	222,266	229,338
FNMA (RFUCCT1Y+1.59%)±	6.45	2-1-2043	117,178	121,035
FNMA (RFUCCT1Y+1.59%)±	6.46	8-1-2045	126,264	130,226
FNMA (RFUCCT1Y+1.60%)±	6.34	6-1-2036	17,409	17,723
FNMA (RFUCCT1Y+1.60%)±	6.60	3-1-2046	514,831	532,749
FNMA (RFUCCT1Y+1.60%)±	7.35	9-1-2037	303,269	309,736
FNMA (RFUCCT1Y+1.63%)±	6.58	11-1-2038	68,535	69,961
FNMA (RFUCCT1Y+1.64%)±	7.29	9-1-2042	63,164	65,195
FNMA (RFUCCT1Y+1.67%)±	6.37	7-1-2035	151,200	154,595
FNMA (RFUCCT1Y+1.68%)±	6.68	6-1-2041	437,366	451,108
FNMA (RFUCCT1Y+1.70%)±	6.68	4-1-2034	120,745	124,607
FNMA (RFUCCT1Y+1.72%)±	6.41	6-1-2035	26,457	27,139
FNMA (RFUCCT1Y+1.72%)±	6.73	7-1-2043	562,840	582,665
FNMA (RFUCCT1Y+1.73%)±	6.66	2-1-2045	488,078	507,631
FNMA (RFUCCT1Y+1.74%)±	6.79	9-1-2042	64,529	66,857
FNMA (RFUCCT1Y+1.75%)±	6.52	7-1-2035	114,757	117,409
FNMA (RFUCCT1Y+1.75%)±	6.63	1-1-2035	85,822	88,208
FNMA (RFUCCT1Y+1.75%)±	6.75	4-1-2034	59,855	60,974
FNMA (RFUCCT1Y+1.75%)±	6.75	5-1-2035	142,298	145,667
FNMA (RFUCCT1Y+1.77%)±	6.72	4-1-2033	149,102	151,941
FNMA (RFUCCT1Y+1.77%)±	6.79	7-1-2044	1,351,404	1,390,295
FNMA (RFUCCT1Y+1.79%)±	6.81	1-1-2042	640,831	659,816
FNMA (RFUCCT1Y+1.83%)±	6.95	1-1-2033	23,414	23,729
FNMA (RFUCCT1Y+1.90%)±	7.36	10-1-2034	186,070	190,785
FNMA (RFUCCT1Y+1.92%)±	6.75	5-1-2038	184,329	191,022
FNMA (RFUCCT1Y+1.93%)±	7.44	9-1-2035	103,302	106,681
FNMA (RFUCCT1Y+1.95%)±	6.70	5-1-2037	87,430	89,242
FNMA (RFUCCT6M+1.16%)±	5.87	8-1-2033	2,110	2,117
FNMA (RFUCCT6M+1.18%)±	5.80	8-1-2033	19,314	19,304
FNMA (RFUCCT6M+1.34%)±	6.04	10-1-2037	229,322	234,636
FNMA (RFUCCT6M+1.38%)±	6.13	8-1-2031	68,315	68,794
FNMA (RFUCCT6M+1.38%)±	6.13	10-1-2031	26,782	27,065
FNMA (RFUCCT6M+1.39%)±	6.14	1-1-2032	24,219	24,346
FNMA (RFUCCT6M+1.42%)±	6.17	12-1-2031	79,125	79,478
FNMA (RFUCCT6M+1.50%)±	6.13	9-1-2037	130,763	134,200
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT6M+1.51%)±	6.13%	11-1-2034	$222,497	$223,886
FNMA (RFUCCT6M+1.55%)±	6.19	3-1-2034	37,345	37,646
FNMA (RFUCCT6M+1.55%)±	6.20	1-1-2035	239,001	245,070
FNMA (RFUCCT6M+1.61%)±	6.15	6-1-2037	189,433	192,962
FNMA (RFUCCT6M+1.93%)±	6.55	6-1-2032	39,847	40,314
FNMA (RFUCCT6M+1.96%)±	6.78	1-1-2033	37,442	38,184
FNMA (RFUCCT6M+1.98%)±	6.73	9-1-2033	34,102	34,812
FNMA (RFUCCT6M+2.25%)±	6.96	3-1-2034	300,613	304,731
FNMA (RFUCCT6M+2.31%)±	7.06	4-1-2033	118,878	122,126
FNMA (RFUCCT6M+2.35%)±	7.01	5-1-2033	346,538	353,054
FNMA (RFUCCT6M+2.48%)±	6.98	7-1-2033	19,783	20,588
FNMA (RFUCCT6M+2.53%)±	6.91	4-1-2033	105,273	106,873
FNMA (RFUCCT6M+3.36%)±	8.09	12-1-2032	63,500	66,097
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	127,902	127,942
FNMA Series 2001-50 Class BA	7.00	10-25-2041	27,622	27,937
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	5.06	12-18-2031	17,252	17,270
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	5.01	1-25-2032	11,915	11,893
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	637,503	652,747
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	175,412	183,849
FNMA Series 2001-T12 Class A4±±	5.25	8-25-2041	1,096,438	1,099,371
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	47,393	47,955
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	150,092	155,444
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	39,310	39,818
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.23%)±	4.58	8-25-2031	12,486	11,999
FNMA Series 2001-W3 Class A±±	7.00	9-25-2041	143,767	143,765
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	5.36	2-25-2032	9,014	9,041
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	4.86	9-25-2032	5,112	5,101
FNMA Series 2002-66 Class A3±±	4.55	4-25-2042	2,606,896	2,631,962
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	158,853	175,046
FNMA Series 2002-T12 Class A5±±	5.32	10-25-2041	651,205	658,747
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	601,369	630,203
FNMA Series 2002-T18 Class A5±±	5.01	5-25-2042	1,281,843	1,295,206
FNMA Series 2002-T19 Class A4±±	5.20	3-25-2042	78,389	77,988
FNMA Series 2002-W1 Class 3A±±	3.90	4-25-2042	292,863	283,885
FNMA Series 2002-W4 Class A6±±	5.19	5-25-2042	714,675	710,102
FNMA Series 2003-63 Class A8±±	4.38	1-25-2043	417,066	413,960
FNMA Series 2003-7 Class A2±±	4.67	5-25-2042	240,992	240,191
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.74	3-25-2033	406,670	403,119
FNMA Series 2003-W10 Class 2A±±	3.98	6-25-2043	788,641	778,228
FNMA Series 2003-W11 Class A1±±	7.43	6-25-2033	7,948	8,055
FNMA Series 2003-W18 Class 2A±±	5.12	6-25-2043	821,998	823,404
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	139,292	146,039
FNMA Series 2003-W3 Class 1A4±±	4.72	8-25-2042	12,376	12,034
FNMA Series 2003-W4 Class 5A±±	4.35	10-25-2042	283,376	280,842
FNMA Series 2003-W6 Class 6A±±	4.77	8-25-2042	281,537	276,965
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2003-W8 Class 4A±±	4.98%	11-25-2042	$406,532	$398,136
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.58	6-25-2033	612,328	586,577
FNMA Series 2004-T1 Class 2A±±	4.20	8-25-2043	545,591	522,583
FNMA Series 2004-T3 Class 2A±±	5.35	8-25-2043	364,935	366,666
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	179,845	185,531
FNMA Series 2004-W1 Class 3A±±	5.24	1-25-2043	22,477	21,293
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	81,573	85,286
FNMA Series 2004-W12 Class 2A±±	4.94	6-25-2044	1,056,495	1,032,683
FNMA Series 2004-W15 Class 3A±±	5.27	6-25-2044	1,604,732	1,606,244
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	18,337	19,024
FNMA Series 2005-W3 Class 3A±±	4.95	4-25-2045	330,016	325,570
FNMA Series 2006-W1 Class 3A±±	5.41	10-25-2045	855,418	856,338
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	5.47	8-27-2036	44,440	44,735
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	4.78	3-25-2037	149,712	147,989
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	6.16	5-25-2027	10,579	10,589
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	4.78	3-25-2043	1,441,079	1,427,895
FNMA Series 2014-19 Class HA	2.00	6-25-2040	5,407	5,374
FNMA Series 2018-47 Class PC	3.50	9-25-2047	90,825	88,475
GNMA	6.50	8-20-2034	93,945	93,483
GNMA	7.00	6-15-2033	124,845	131,551
GNMA (1 Year Treasury Constant Maturity+1.40%)±	5.53	6-20-2058	2,301	2,334
GNMA (1 Year Treasury Constant Maturity+1.50%)±	5.63	1-20-2034	504,830	512,436
GNMA (1 Year Treasury Constant Maturity+2.00%)±	6.13	4-20-2041	19,508	19,958
GNMA (1 Year Treasury Constant Maturity+2.00%)±	6.25	1-20-2041	10,779	11,020
GNMA (RFUCCT1M+0.60%)±	5.05	5-20-2058	7,423	7,431
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	272,071	2,887
Total agency securities (Cost $75,012,347)				74,835,379
Asset-backed securities: 15.74%
ACM Auto Trust Series 2025-3A Class A144A	5.01	1-22-2030	2,500,000	2,502,610
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	5,000,000	5,005,843
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	4,000,000	4,001,667
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	4,685,000	4,690,897
Angel Oak Mortgage Trust Series 2025-HB1 Class A1 (30 Day Average U.S. SOFR+1.80%)144A±	6.15	2-25-2055	2,584,688	2,608,768
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	2,605,487	2,419,691
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	5,523,643	5,544,843
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	5.64	10-21-2042	6,480,000	6,488,090
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	535,612	528,267
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	4,534,888	4,552,390
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 11

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05%	7-15-2027	$2,715,000	$2,734,095
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (U.S. SOFR 3 Month+1.24%)144A±	5.57	7-20-2031	3,215,599	3,218,787
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	1,242,667	1,242,581
CCG Receivables Trust Series 2022-1 Class A2144A	3.91	7-16-2029	157,915	157,813
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	575,372	570,957
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,435,550	1,384,466
Dell Equipment Finance Trust Series 2025-1 Class A2144A	4.68	7-22-2027	2,250,000	2,258,941
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,985,000	12,975,374
Dryden 80 CLO Ltd. Series 2019-80A Class AR (U.S. SOFR 3 Month+1.25%)144A±	5.53	1-17-2033	10,245,598	10,245,599
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	5.26	9-25-2068	99,373	98,277
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	5.61	11-25-2069	3,315,095	3,326,624
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.60	9-25-2033	82,460	81,859
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	2,189,287	2,179,384
First Investors Auto Owner Trust Series 2023-1A Class A144A	6.44	10-16-2028	442,596	447,008
Flagship Credit Auto Trust Series 2020-3 Class E144A	4.98	12-15-2027	4,690,000	4,687,741
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	1,243,193	1,250,688
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±%%	5.87	8-15-2028	7,000,000	7,000,000
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	5.47	9-17-2036	940,804	939,553
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	4,724,807	4,735,099
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	4,620,000	4,621,253
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	3,715,000	3,761,896
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.55	10-16-2036	6,384,682	6,368,845
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.70	2-19-2037	9,362,430	9,362,206
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	6,280,000	6,340,611
MNR ABS Issuer I LLC‡	8.12	12-15-2038	1,718,135	1,750,436
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	776,778	699,965
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	5.51	7-26-2066	3,866,457	3,889,461
OneMain Direct Auto Receivables Trust Series 2021-1A Class A144A	0.87	7-14-2028	736,152	733,189
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	4,364,000	4,377,724
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	1,914,221	1,939,404
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	5,585,000	5,628,084
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	3,255,000	3,260,267
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	6,982,500	7,300,484
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	2,115,537	2,151,616
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A Class A144A	5.38%	11-25-2030	$981,771	$982,017
RFS Asset Securitization II LLC Series 2024-1 Class A144A	6.55	7-15-2031	4,190,000	4,269,909
Santander Bank Auto Credit-Linked Notes Series 2023-A Class B144A	6.49	6-15-2033	224,528	225,168
SBNA Auto Lease Trust Series 2025-A Class A3144A	4.83	4-20-2028	1,500,000	1,509,605
SLM Private Education Loan Trust Series 2010-C Class A5 (U.S. SOFR 1 Month+4.86%)144A±	9.23	10-15-2041	2,255,972	2,366,759
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.27	12-17-2068	9,620,141	9,635,533
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.01	5-26-2055	2,334,735	2,310,166
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	5,800,000	5,840,928
Sotheby’s ArtFi Master Trust Series 2024-1A Class B144A	6.58	12-22-2031	2,000,000	2,011,482
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,258,740	1,190,962
Synchrony Card Funding LLC Series 2025-A2 Class A	4.49	5-15-2031	3,625,000	3,670,812
Taco Bell Funding LLC Series 2016-1A Class A23144A	4.97	5-25-2046	2,812,500	2,813,028
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	5.60	10-13-2032	4,013,605	4,015,466
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.01	2-15-2039	12,473,890	12,474,096
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.90	9-18-2042	5,100,000	5,112,748
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	785,261	794,592
Voya CLO Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.21%)144A±	5.49	4-17-2030	457,715	457,824
Westlake Flooring Master Trust Series 2024-1A Class B144A	6.07	2-15-2028	390,000	391,960
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1144A	4.87	6-21-2039	1,762,701	1,776,676
Total asset-backed securities (Cost $221,747,722)				221,913,084
Corporate bonds and notes: 28.80%
Basic materials: 0.46%
Chemicals: 0.21%
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	2,975,000	2,966,186
Forest products & paper: 0.25%
Georgia-Pacific LLC144A	4.40	6-30-2028	3,500,000	3,531,396
Communications: 1.28%
Internet: 0.14%
MercadoLibre, Inc.	2.38	1-14-2026	2,000,000	1,983,041
Media: 0.58%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	8,000,000	8,119,941
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 13

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.56%
Frontier California, Inc. Series F	6.75%	5-15-2027	$3,405,000	$3,464,588
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	4,416,500	4,447,275
				7,911,863
Consumer, cyclical: 6.45%
Airlines: 1.28%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	3,425,194	3,443,332
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	4,995,200	4,901,074
Delta Air Lines, Inc.	4.95	7-10-2028	2,925,000	2,960,963
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	833,334	832,340
United Airlines, Inc.144A	4.38	4-15-2026	6,000,000	5,980,344
				18,118,053
Auto manufacturers: 4.01%
American Honda Finance Corp.	4.55	7-9-2027	3,640,000	3,666,344
BMW U.S. Capital LLC144A	4.15	8-11-2027	5,000,000	5,001,820
BMW U.S. Capital LLC144A	4.65	8-13-2026	6,505,000	6,532,299
Daimler Truck Finance North America LLC144A	4.30	8-12-2027	3,075,000	3,079,439
Daimler Truck Finance North America LLC144A	4.95	1-13-2028	6,305,000	6,393,760
Ford Motor Credit Co. LLC	5.13	11-5-2026	6,000,000	6,009,906
General Motors Financial Co., Inc.	5.35	7-15-2027	2,185,000	2,225,095
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	5,023,502
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	7,076,899
Toyota Motor Credit Corp.	4.50	5-14-2027	5,000,000	5,041,860
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	6,505,000	6,539,607
				56,590,531
Entertainment: 0.38%
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	3,400,000	3,435,662
WarnerMedia Holdings, Inc.	3.76	3-15-2027	1,896,000	1,867,560
				5,303,222
Lodging: 0.36%
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,098,153
Toys/games/hobbies: 0.42%
Mattel, Inc.144A	3.38	4-1-2026	5,921,000	5,868,020
Consumer, non-cyclical: 3.49%
Agriculture: 0.50%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	7,063,355
Commercial services: 1.30%
Ashtead Capital, Inc.144A	1.50	8-12-2026	2,628,000	2,554,762
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,843,522
Global Payments, Inc.	4.80	4-1-2026	6,305,000	6,306,288
Quanta Services, Inc.	4.75	8-9-2027	6,505,000	6,575,423
				18,279,995
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.13%
Coty, Inc.144A	5.00%	4-15-2026	$1,926,000	$1,913,888
Food: 0.36%
Mars, Inc.144A	4.45	3-1-2027	5,000,000	5,030,155
Healthcare-services: 0.57%
HCA, Inc.	5.38	9-1-2026	5,000,000	5,018,676
UnitedHealth Group, Inc.	4.40	6-15-2028	3,000,000	3,028,989
				8,047,665
Pharmaceuticals: 0.63%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,543,927
Cencora, Inc.	4.63	12-15-2027	3,140,000	3,170,250
EMD Finance LLC144A	4.13	8-15-2028	3,180,000	3,180,399
				8,894,576
Energy: 0.07%
Oil & gas services: 0.07%
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	922,608	920,947
Financial: 10.36%
Banks: 5.83%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	5,000,000	5,088,997
Bank of America Corp. (U.S. SOFR+1.11%)±	4.62	5-9-2029	7,000,000	7,078,960
Bank of New York Mellon (U.S. SOFR+1.14%)±	4.73	4-20-2029	4,740,000	4,818,183
Citibank NA	4.58	5-29-2027	5,000,000	5,040,189
Citigroup, Inc. (U.S. SOFR+0.87%)±	4.79	3-4-2029	5,000,000	5,065,402
Fifth Third Bank NA (U.S. SOFR+0.81%)±	4.97	1-28-2028	3,000,000	3,031,677
HSBC USA, Inc.	4.65	6-3-2028	5,600,000	5,679,424
JPMorgan Chase & Co. (U.S. SOFR+0.86%)±	4.51	10-22-2028	2,000,000	2,013,316
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,679,930
Morgan Stanley Bank NA (U.S. SOFR+0.91%)±	5.02	1-12-2029	5,000,000	5,085,665
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	7,735,000	7,878,678
National Securities Clearing Corp.144A	4.35	5-20-2027	5,000,000	5,036,350
Santander Holdings USA, Inc. (U.S. SOFR+1.61%)±	5.47	3-20-2029	6,000,000	6,142,187
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,194,259
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	6,180,000	6,297,258
Wells Fargo & Co. Series W (U.S. SOFR+0.78%)±	4.90	1-24-2028	3,000,000	3,026,070
				82,156,545
Diversified financial services: 0.21%
Citadel Finance LLC144A	3.38	3-9-2026	3,000,000	2,971,856
Insurance: 2.41%
Brown & Brown, Inc.	4.70	6-23-2028	3,000,000	3,028,736
Corebridge Global Funding144A	4.25	8-21-2028	3,210,000	3,219,191
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,640,706
Metropolitan Life Global Funding I144A	5.05	6-11-2027	5,000,000	5,079,887
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 15

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Northwestern Mutual Global Funding144A	4.13%	8-25-2028	$5,000,000	$5,017,420
RGA Global Funding144A	4.35	8-25-2028	7,000,000	7,019,431
				34,005,371
Investment Companies: 0.71%
Ares Capital Corp. BDC	2.15	7-15-2026	5,000,000	4,901,320
Blue Owl Capital Corp. BDC	2.63	1-15-2027	5,270,000	5,108,956
				10,010,276
REITs: 1.20%
American Tower Trust #1144A	5.49	3-15-2028	1,670,000	1,700,384
EPR Properties	4.75	12-15-2026	3,000,000	3,002,682
SBA Tower Trust144A	6.60	1-15-2028	5,099,000	5,240,843
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,867,701
				16,811,610
Industrial: 1.95%
Electrical components & equipment: 0.36%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	5,000,000	5,052,947
Machinery-diversified: 0.37%
Regal Rexnord Corp.	6.05	2-15-2026	5,255,000	5,276,965
Packaging & containers: 0.50%
Amcor Flexibles North America, Inc.	4.80	3-17-2028	7,000,000	7,085,420
Trucking & leasing: 0.72%
GATX Corp.	5.40	3-15-2027	5,000,000	5,071,305
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	5,037,069
				10,108,374
Technology: 1.86%
Computers: 0.91%
Hewlett Packard Enterprise Co.	4.45	9-25-2026	7,000,000	7,009,877
Kyndryl Holdings, Inc.	2.05	10-15-2026	5,919,000	5,760,121
				12,769,998
Semiconductors: 0.38%
Intel Corp.	3.75	8-5-2027	5,407,000	5,350,082
Software: 0.57%
Cadence Design Systems, Inc.	4.20	9-10-2027	3,000,000	3,012,548
Synopsys, Inc.	4.55	4-1-2027	5,000,000	5,029,557
				8,042,105
Utilities: 2.88%
Electric: 2.88%
Alliant Energy Finance LLC144A	5.40	6-6-2027	5,610,000	5,677,640
Dominion Energy, Inc.	4.60	5-15-2028	5,000,000	5,055,337
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Emera U.S. Finance LP	3.55%	6-15-2026	$4,695,000	$4,655,693
National Rural Utilities Cooperative Finance Corp.	4.75	2-7-2028	5,000,000	5,078,254
NextEra Energy Capital Holdings, Inc.	4.69	9-1-2027	7,000,000	7,066,154
Southern California Edison Co.	5.35	3-1-2026	5,000,000	5,009,665
Vistra Operations Co. LLC144A	3.70	1-30-2027	6,195,000	6,135,587
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026	2,000,000	1,959,707
				40,638,037
Total corporate bonds and notes (Cost $402,125,316)				405,920,573

	Shares
Investment companies: 0.96%
Exchange-traded funds: 0.96%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	13,603,680
Total investment companies (Cost $14,331,099)		13,603,680

			Principal
Municipal obligations: 0.07%
Indiana: 0.07%
Education revenue: 0.07%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	5.24	2-25-2044	$968,330	965,403
Total municipal obligations (Cost $960,422)				965,403
Non-agency mortgage-backed securities: 11.42%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.96	6-15-2042	3,000,000	3,012,187
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	3,930,411	3,957,327
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	390,107	373,574
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	268,835	257,912
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	1,370,052	1,298,392
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	740,501	741,388
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	334,085	327,907
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	747,514	746,686
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	458,509	448,563
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	6.26	3-15-2042	5,005,000	5,000,308
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	5.26	11-15-2034	2,410,377	2,320,059
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	6.29	6-19-2031	53,877	53,479
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.30	6-19-2031	33,206	32,927
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	9,511,256	9,339,126
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	8,893,300	7,710,708
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	1,677,797	1,525,363
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	528,385	524,793
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 17

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51%	2-25-2050	$1,003,252	$961,327
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	3,053,241	2,740,377
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	5,229,174	4,806,408
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01	5-25-2065	25,686	25,546
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	474,527	415,708
Finance of America Structured Securities Trust Series 2022-S6 Class A1144A	3.00	7-25-2061	3,686,197	3,659,548
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	4,064,338	3,924,283
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	10,553,132	9,933,144
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.66	11-15-2032	4,675,000	4,662,700
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.36	11-15-2036	1,000,000	997,812
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	671,295	635,180
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.95	8-25-2054	4,779,012	4,794,754
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	18,939	18,480
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	1,423,310	1,339,984
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,452,380	1,273,916
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	3,086,370	2,707,395
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A±±	4.38	5-25-2067	10,245,000	10,282,198
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.62	6-15-2035	3,571,081	3,055,148
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	6,016,732	6,063,028
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	2,120,000	2,121,137
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	5,380,005	5,167,973
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.63	10-25-2032	1,273	1,290
MFA Trust Series 2020-NQM1 Class A1144A±±	2.48	3-25-2065	546,015	528,647
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	665,106	629,895
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,960,350	1,842,373
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	4,419,807	3,997,971
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	553,969	496,062
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	3,250,100	2,677,108
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	1,082,584	1,039,890
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month+1.55%)144A±	5.91	2-15-2039	20,000,000	19,950,164
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	2,170,412	2,071,823
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	1,737,255	1,631,915
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	408,083	398,744
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	388,806	381,980
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	510,425	504,083
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	1,919,209	1,885,152
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	8,630,368	7,715,647
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05%	1-25-2066	$2,074,977	$1,871,370
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,237,147	1,105,229
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,913,835	1,820,745
Wells Fargo Commercial Mortgage Trust Series 2025-NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	6.11	6-15-2042	3,000,000	3,000,000
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.67	8-25-2032	71,968	72,263
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.67	8-25-2032	26,049	25,829
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.40	12-28-2037	27,155	26,972
Total non-agency mortgage-backed securities (Cost $168,574,027)				160,931,897
U.S. Treasury securities: 13.87%
U.S. Treasury Notes	3.50	9-30-2026	6,000,000	5,977,734
U.S. Treasury Notes	3.75	8-31-2026	78,690,000	78,595,326
U.S. Treasury Notes	3.75	6-30-2027	27,000,000	27,046,406
U.S. Treasury Notes	3.88	7-31-2027	53,500,000	53,721,523
U.S. Treasury Notes	4.13	10-31-2026	9,820,000	9,851,455
U.S. Treasury Notes	4.25	1-31-2026	20,285,000	20,293,241
Total U.S. Treasury securities (Cost $195,412,958)				195,485,685
Yankee corporate bonds and notes: 8.84%
Basic materials: 0.11%
Chemicals: 0.11%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,875,000	1,458,619
Communications: 0.78%
Telecommunications: 0.78%
NTT Finance Corp.144A	4.57	7-16-2027	5,920,000	5,957,548
NTT Finance Corp.144A	5.10	7-2-2027	5,000,000	5,075,914
				11,033,462
Consumer, cyclical: 0.24%
Leisure time: 0.24%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	3,400,000	3,427,754
Consumer, non-cyclical: 0.67%
Agriculture: 0.21%
Imperial Brands Finance PLC144A	4.50	6-30-2028	3,000,000	3,019,098
Household products/wares: 0.46%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	6,570,000	6,450,279
Financial: 6.28%
Banks: 4.83%
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	5,009,447
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	6,255,000	6,356,656
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.83%)±	4.82	6-13-2029	4,580,000	4,644,771
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 19

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.70%)±	5.87%	3-6-2029	$6,150,000	$6,385,961
Macquarie Bank Ltd.144A	5.27	7-2-2027	5,000,000	5,117,169
National Australia Bank Ltd.	4.50	10-26-2027	7,000,000	7,079,546
National Bank of Canada (U.S. SOFR+0.80%)±	4.95	2-1-2028	4,000,000	4,037,421
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	5,105,584
Skandinaviska Enskilda Banken AB144A	4.38	6-2-2028	7,000,000	7,073,962
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	10,037,386
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,181,332
				68,029,235
Diversified financial services: 1.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	4-1-2028	5,000,000	5,074,552
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,100,000	6,160,855
Marex Group PLC	5.83	5-8-2028	3,365,000	3,410,746
				14,646,153
Real estate: 0.41%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,826,396
Government securities: 0.21%
Multi-national: 0.21%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,977,179
Industrial: 0.44%
Miscellaneous manufacturing: 0.44%
Siemens Funding BV144A	4.35	5-26-2028	6,125,000	6,184,293
Utilities: 0.11%
Electric: 0.11%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	1,500,000	1,509,417
Total yankee corporate bonds and notes (Cost $123,218,440)				124,561,885
Yankee government bonds: 0.35%
Panama: 0.35%
Panama	3.88	3-17-2028	5,000,000	4,890,100
Total yankee government bonds (Cost $4,772,746)				4,890,100

	Yield	Shares
Short-term investments: 14.26%
Investment companies: 4.23%
Allspring Government Money Market Fund Select Class♠∞##	4.23	59,651,786	59,651,786

			Principal
U.S. Treasury securities: 10.03%
U.S. Treasury Bills☼	0.00	9-2-2025	$40,000,000	40,000,000
U.S. Treasury Bills☼	2.13	9-4-2025	25,000,000	24,994,118
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2025

		Yield	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼		3.29%	9-9-2025	$15,000,000	$14,987,604
U.S. Treasury Bills☼		3.72	9-16-2025	35,000,000	34,941,942
U.S. Treasury Bills☼		3.91	9-25-2025	26,500,000	26,428,278
					141,351,942
Total short-term investments (Cost $201,004,027)					201,003,728
Total investments in securities (Cost $1,407,159,104)	99.62%				1,404,111,414
Other assets and liabilities, net	0.38				5,387,871
Total net assets	100.00%				$1,409,499,285

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
CLO	Collateralized loan obligation
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$49,165,220	$1,063,296,953	$(1,052,810,387)	$0	$0	$59,651,786	59,651,786	$2,810,419
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 21

Portfolio of investments—August 31, 2025

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(358)	12-19-2025	$(40,164,955)	$(40,275,000)	$0	$(110,045)
2-Year U.S. Treasury Notes	(1,331)	12-31-2025	(277,373,551)	(277,565,492)	0	(191,941)
					$0	$(301,986)
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Income Fund

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,347,507,318)	$1,344,459,628
Investments in affiliated securities, at value (cost $59,651,786)	59,651,786
Cash	49,216
Cash at broker segregated for futures contracts	2,919,000
Receivable for interest	10,344,878
Receivable for investments sold	7,145,657
Receivable for Fund shares sold	2,187,934
Principal paydown receivable	400,982
Receivable for daily variation margin on open futures contracts	33,562
Prepaid expenses and other assets	42,416
Total assets	1,427,235,059
Liabilities
Payable for investments purchased	7,145,657
Payable for when-issued transactions	7,000,000
Payable for Fund shares redeemed	1,869,148
Dividends payable	1,180,928
Management fee payable	169,841
Administration fees payable	117,264
Shareholder servicing fees payable	63,499
Payable for daily variation margin on open futures contracts	41,594
Distribution fee payable	3,247
Trustees’ fees and expenses payable	1,490
Accrued expenses and other liabilities	143,106
Total liabilities	17,735,774
Total net assets	$1,409,499,285
Net assets consist of
Paid-in capital	$1,440,527,650
Total distributable loss	(31,028,365)
Total net assets	$1,409,499,285
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 23

Statement of assets and liabilities—August 31, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$211,476,418
Shares outstanding–Class A1	23,849,812
Net asset value per share–Class A	$8.87
Maximum offering price per share – Class A2	$9.05
Net assets–Class A2	$100,717,063
Shares outstanding–Class A2[1]	11,366,916
Net asset value per share–Class A2	$8.86
Net assets–Class C	$5,063,428
Shares outstanding–Class C1	571,664
Net asset value per share–Class C	$8.86
Net assets–Administrator Class	$14,403,269
Shares outstanding–Administrator Class[1]	1,631,957
Net asset value per share–Administrator Class	$8.83
Net assets–Institutional Class	$1,077,839,107
Shares outstanding–Institutional Class[1]	121,645,330
Net asset value per share–Institutional Class	$8.86
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Income Fund

Statement of operations—year ended August 31, 2025
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $7,826)	$53,785,789
Income from affiliated securities	2,810,419
Dividends	1,064,149
Total investment income	57,660,357
Expenses
Management fee	2,954,782
Administration fees
Class A	246,945
Class A2	96,051
Class C	5,734
Administrator Class	12,734
Institutional Class	765,767
Shareholder servicing fees
Class A	411,269
Class A2	95,546
Class C	9,499
Administrator Class	31,666
Distribution fee
Class C	28,496
Custody and accounting fees	40,762
Professional fees	76,275
Registration fees	91,427
Shareholder report expenses	58,495
Trustees’ fees and expenses	16,127
Other fees and expenses	77,336
Total expenses	5,018,911
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,243,341)
Class A	(167,425)
Class A2	(46,782)
Class C	(2,617)
Administrator Class	(3,063)
Net expenses	3,555,683
Net investment income	54,104,674
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 25

Statement of operations—year ended August 31, 2025
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	$1,174,693
Futures contracts	2,203,903
Net realized gains on investments	3,378,596
Net change in unrealized gains (losses) on
Unaffiliated securities	8,007,813
Futures contracts	(686,306)
Net change in unrealized gains (losses) on investments	7,321,507
Net realized and unrealized gains (losses) on investments	10,700,103
Net increase in net assets resulting from operations	$64,804,777
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2025		Year ended August 31, 2024
Operations
Net investment income		$54,104,674		$51,793,922
Net realized gains (losses) on investments		3,378,596		(3,330,395)
Net change in unrealized gains (losses) on investments		7,321,507		36,237,353
Net increase in net assets resulting from operations		64,804,777		84,700,880
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,094,337)		(6,702,651)
Class A2		(2,805,815)		(1,868,457)
Class C		(135,237)		(131,132)
Administrator Class		(544,949)		(421,095)
Institutional Class		(43,408,864)		(42,540,824)
Total distributions to shareholders		(53,989,202)		(51,664,159)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,410,004	21,278,067	2,316,160	20,140,548
Class A2	8,959,492	79,103,585	2,664,495	23,069,751
Class C	218,060	1,924,262	151,651	1,309,662
Administrator Class	490,939	4,307,978	247,604	2,146,448
Institutional Class	60,998,102	538,029,420	43,597,219	377,798,785
		644,643,312		424,465,194
Reinvestment of distributions
Class A	730,429	6,452,088	705,626	6,133,806
Class A2	316,098	2,789,966	215,258	1,867,697
Class C	13,131	115,853	13,083	113,593
Administrator Class	61,688	542,471	48,611	420,566
Institutional Class	3,314,739	29,254,437	3,047,517	26,457,467
		39,154,815		34,993,129
Payment for shares redeemed
Class A	(5,290,680)	(46,700,657)	(4,154,360)	(36,067,052)
Class A2	(3,351,270)	(29,572,175)	(3,096,390)	(26,783,375)
Class C	(215,965)	(1,904,106)	(204,123)	(1,770,503)
Administrator Class	(295,086)	(2,593,883)	(508,007)	(4,359,207)
Institutional Class	(59,912,407)	(528,511,368)	(81,740,781)	(707,566,553)
		(609,282,189)		(776,546,690)
Net asset value of shares issued in acquisition
Class A	6,728,059	59,528,745	0	0
Class C	117,436	1,037,902	0	0
Administrator Class	97,352	860,725	0	0
Institutional Class	13,323,527	117,798,400	0	0
		179,225,772		0
Net increase (decrease) in net assets resulting from capital share transactions		253,741,710		(317,088,367)
Total increase (decrease) in net assets		264,557,285		(284,051,646)
Net assets
Beginning of period		1,144,942,000		1,428,993,646
End of period		$1,409,499,285		$1,144,942,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 27

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.79	$8.56	$8.41	$8.61	$8.60
Net investment income	0.38 [1]	0.34 [1]	0.22	0.07	0.07
Net realized and unrealized gains (losses) on investments	0.08	0.23	0.15	(0.20)	0.01
Total from investment operations	0.46	0.57	0.37	(0.13)	0.08
Distributions to shareholders from
Net investment income	(0.38)	(0.34)	(0.22)	(0.07)	(0.07)
Net asset value, end of period	$8.87	$8.79	$8.56	$8.41	$8.61
Total return[2]	5.32%	6.77%	4.50%	(1.51)%	0.99%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.68%	0.68%	0.65%	0.66%
Net expenses	0.47%	0.50%	0.50%	0.49%	0.49%
Net investment income	4.32%	3.91%	2.61%	0.79%	0.84%
Supplemental data
Portfolio turnover rate	56%	48%	25%	77%	106%
Net assets, end of period (000s omitted)	$211,476	$169,378	$174,660	$244,894	$287,697

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A2	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.78	$8.55	$8.40	$8.60	$8.59
Net investment income	0.39 [1]	0.35 [1]	0.23	0.07	0.07
Net realized and unrealized gains (losses) on investments	0.07	0.23	0.15	(0.20)	0.01
Total from investment operations	0.46	0.58	0.38	(0.13)	0.08
Distributions to shareholders from
Net investment income	(0.38)	(0.35)	(0.23)	(0.07)	(0.07)
Net asset value, end of period	$8.86	$8.78	$8.55	$8.40	$8.60
Total return[2]	5.40%	6.88%	4.61%	(1.49)%	0.97%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.58%	0.58%	0.62%	0.65%
Net expenses	0.40%	0.40%	0.40%	0.47%	0.50%
Net investment income	4.39%	4.01%	2.63%	0.75%	0.73%
Supplemental data
Portfolio turnover rate	56%	48%	25%	77%	106%
Net assets, end of period (000s omitted)	$100,717	$47,801	$48,414	$99,902	$181,131

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.78	$8.55	$8.40	$8.60	$8.59
Net investment income	0.31 [1]	0.27 [1]	0.15	0.01	0.01 [1]
Net realized and unrealized gains (losses) on investments	0.08	0.24	0.16	(0.19)	0.01
Total from investment operations	0.39	0.51	0.31	(0.18)	0.02
Distributions to shareholders from
Net investment income	(0.31)	(0.28)	(0.16)	(0.02)	(0.01)
Net asset value, end of period	$8.86	$8.78	$8.55	$8.40	$8.60
Total return[2]	4.51%	5.98%	3.72%	(2.13)%	0.28%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.43%	1.43%	1.38%	1.40%
Net expenses	1.25%	1.25%	1.25%	1.11%*	1.19%*
Net investment income	3.55%	3.15%	1.86%	0.18%	0.13%
Supplemental data
Portfolio turnover rate	56%	48%	25%	77%	106%
Net assets, end of period (000s omitted)	$5,063	$3,854	$4,090	$5,219	$6,230

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended August 31, 2022	0.14%
Year ended August 31, 2021	0.06%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.75	$8.52	$8.37	$8.57	$8.56
Net investment income	0.38 [1]	0.34 [1]	0.21	0.07 [1]	0.07 [1]
Net realized and unrealized gains (losses) on investments	0.07	0.23	0.16	(0.20)	0.01
Total from investment operations	0.45	0.57	0.37	(0.13)	0.08
Distributions to shareholders from
Net investment income	(0.37)	(0.34)	(0.22)	(0.07)	(0.07)
Net asset value, end of period	$8.83	$8.75	$8.52	$8.37	$8.57
Total return[2]	5.30%	6.78%	4.51%	(1.53)%	0.98%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.63%	0.62%	0.59%	0.60%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.29%	3.90%	2.64%	0.77%	0.82%
Supplemental data
Portfolio turnover rate	56%	48%	25%	77%	106%
Net assets, end of period (000s omitted)	$14,403	$11,173	$12,686	$14,740	$21,336

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 31

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.78	$8.55	$8.40	$8.60	$8.59
Net investment income	0.40 [1]	0.36 [1]	0.24	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.08	0.23	0.15	(0.20)	0.02
Total from investment operations	0.48	0.59	0.39	(0.11)	0.11
Distributions to shareholders from
Net investment income	(0.40)	(0.36)	(0.24)	(0.09)	(0.10)
Net asset value, end of period	$8.86	$8.78	$8.55	$8.40	$8.60
Total return[2]	5.56%	7.04%	4.76%	(1.28)%	1.23%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.36%	0.35%	0.32%	0.33%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	4.54%	4.14%	2.83%	1.01%	1.03%
Supplemental data
Portfolio turnover rate	56%	48%	25%	77%	106%
Net assets, end of period (000s omitted)	$1,077,839	$912,737	$1,189,143	$1,857,572	$2,706,735

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Ultra Short-Term Income Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to
Allspring Ultra Short-Term Income Fund | 33

Notes to financial statements
repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,407,235,337 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,611,049
Gross unrealized losses	(11,036,958)
Net unrealized losses	$(3,425,909)
As of August 31, 2025, the Fund had capital loss carryforwards which consist of $27,721,676 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
34 | Allspring Ultra Short-Term Income Fund

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$74,835,379	$0	$74,835,379
Asset-backed securities	0	220,162,648	1,750,436	221,913,084
Corporate bonds and notes	0	405,920,573	0	405,920,573
Investment companies	13,603,680	0	0	13,603,680
Municipal obligations	0	965,403	0	965,403
Non-agency mortgage-backed securities	0	160,931,897	0	160,931,897
U.S. Treasury securities	195,485,685	0	0	195,485,685
Yankee corporate bonds and notes	0	124,561,885	0	124,561,885
Yankee government bonds	0	4,890,100	0	4,890,100
Short-term investments
Investment companies	59,651,786	0	0	59,651,786
U.S. Treasury securities	141,351,942	0	0	141,351,942
Total assets	$410,093,093	$992,267,885	$1,750,436	$1,404,111,414
Liabilities
Futures contracts	$301,986	$0	$0	$301,986
Total liabilities	$301,986	$0	$0	$301,986
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Ultra Short-Term Income Fund | 35

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the year ended August 31, 2025, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class C	1.25
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2025, Allspring Funds Distributor received $1,346 from the sale of Class A shares and $16 and $239 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
36 | Allspring Ultra Short-Term Income Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2025 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$258,751,545	$636,230,738	$129,055,157	$460,077,365
6.
DERIVATIVE TRANSACTIONS
During the year ended August 31, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $869,945 in long futures contracts and $305,787,641 in short futures contracts during the year ended August 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
ACQUISITION
After the close of business on July 25, 2025, the Fund acquired the net assets of Allspring Adjustable Rate Government Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding shares of Adjustable Rate Government Fund received Class A, Class C, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Adjustable Rate Government Fund for 20,266,374 shares of the Fund valued at $179,225,772 at an exchange ratio of 1.00, 1.00, 1.00 and 1.00 for Class A, Class C, Institutional Class and Institutional Class shares, respectively. The investment portfolio of Adjustable Rate Government Fund with a fair value of $178,427,103, identified cost of $178,918,211 and unrealized gains (losses) of $(491,108) at July 25, 2025 was the principal assets acquired by the Fund. The aggregate net assets of Adjustable Rate Government Fund and the Fund immediately prior to the acquisition were $179,225,772 and $1,201,980,890, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,381,206,662. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Adjustable Rate Government Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed September 1, 2024, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended August 31, 2025 would have been as follows:
Net investment income	$61,454,259
Net realized and unrealized gains (losses) on investments	8,848,306
Net increase in net assets resulting from operations	$70,302,565
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Adjustable Rate Government Fund that have been included in the Fund’s Statement of operations since July 26, 2025.
8.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring Ultra Short-Term Income Fund | 37

Notes to financial statements
For the year ended August 31, 2025, there were no borrowings by the Fund under the agreement.
9.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2025	2024
Ordinary income	$53,989,202	$51,664,159
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$1,349,996	$(3,425,909)	$(27,721,676)
10.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.
CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on the close of business on September 12, 2025.
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
13.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
38 | Allspring Ultra Short-Term Income Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Ultra Short-Term Income Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
Allspring Ultra Short-Term Income Fund | 39

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $44,006,226 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2025, 18% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

40 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Ultra Short-Term Income Fund | 41

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Ultra Short-Term Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.
It was noted that the Board had approved the merger of another series of the Trust into the Fund and that the merger was expected to occur on or about July 25, 2025.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

42 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Short-Term Government/Corporate Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for Class A, which was equal to the median net operating expense ratios of the expense Groups.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Ultra Short-Term Income Fund | 43

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

44 | Allspring Ultra Short-Term Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3006 08-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: October 23, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: October 23, 2025